UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza 4th Floor

                             Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to December 31, 2016

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 97.0%

Aerospace & Defense - 4.0%
Boeing Co. (The)	29,141	4,536,671
BWX Technologies, Inc.	112,109	4,450,727
General Dynamics Corp.	4,681	808,221
Huntington Ingalls Industries, Inc.	74,691	13,757,335
L-3 Communications Holdings, Inc.	15,117	2,299,447
Northrop Grumman Corp.	41,577	9,669,979
Raytheon Co.	118,513	16,828,846
Spirit AeroSystems Holdings, Inc., Class A	164,990	9,627,167

		61,978,393

Airlines - 2.4%
Alaska Air Group, Inc.	21,559	1,912,930
Delta Air Lines, Inc.	275,250	13,539,547
JetBlue Airways Corp. *	244,471	5,481,040
Southwest Airlines Co.	35,485	1,768,572
United Continental Holdings, Inc. *	194,162	14,150,527

		36,852,616

Auto Components - 0.8%
Goodyear Tire & Rubber Co. (The)	62,358	1,924,991
Lear Corp.	77,378	10,242,526

		12,167,517

Automobiles - 0.5%
Ford Motor Co.	48,415	587,274
General Motors Co.	156,215	5,442,530
Thor Industries, Inc.	15,255	1,526,263

		7,556,067

Banks - 9.6%
Bank of America Corp.	551,618	12,190,758
Citigroup, Inc.	206,752	12,287,271
Commerce Bancshares, Inc.	29,320	1,694,989
Fifth Third Bancorp	496,800	13,398,696
JPMorgan Chase & Co.	506,378	43,695,358
PNC Financial Services Group, Inc. (The)	105,530	12,342,789
Popular, Inc.	91,966	4,029,950
Regions Financial Corp.	396,116	5,688,226
SunTrust Banks, Inc.	206,881	11,347,423
US Bancorp	229,101	11,768,918
Wells Fargo & Co.	377,258	20,790,688

		149,235,066

Beverages - 1.5%
Coca-Cola Co. (The)	120,822	5,009,280
Constellation Brands, Inc., Class A	58,538	8,974,461
Dr Pepper Snapple Group, Inc.	21,722	1,969,534
Molson Coors Brewing Co., Class B	49,384	4,805,557
PepsiCo, Inc.	24,650	2,579,129

		23,337,961

Biotechnology - 1.4%
Amgen, Inc.	35,992	5,262,390
Biogen, Inc. *	17,929	5,084,306
Gilead Sciences, Inc.	55,654	3,985,383
Intrexon Corp. *	29,035	705,550
United Therapeutics Corp. *	44,506	6,383,496

		21,421,125

Building Products - 1.0%
AO Smith Corp.	124,479	5,894,081
Lennox International, Inc.	3,024	463,186
Owens Corning	177,633	9,158,757

		15,516,024

Capital Markets - 2.1%
Bank of New York Mellon Corp. (The)	105,001	4,974,947

Investments	Shares	Value ($)
Capital Markets - 2.1% (continued)
BlackRock, Inc.	4,007	1,524,824
FactSet Research Systems, Inc.	9,436	1,542,125
Federated Investors, Inc., Class B	34,818	984,653
Franklin Resources, Inc.	67,420	2,668,484
Goldman Sachs Group, Inc. (The)	2,108	504,761
Morgan Stanley	121,168	5,119,348
Nasdaq, Inc.	75,844	5,090,649
S&P Global, Inc.	17,709	1,904,426
State Street Corp.	101,510	7,889,357

		32,203,574

Chemicals - 2.3%
Cabot Corp.	68,085	3,441,016
Dow Chemical Co. (The)	165,568	9,473,801
EI du Pont de Nemours & Co.	59,372	4,357,905
Huntsman Corp.	567,672	10,831,182
LyondellBasell Industries NV, Class A	60,867	5,221,171
Monsanto Co.	28,162	2,962,924

		36,287,999

Commercial Services & Supplies - 0.6%
Cintas Corp.	47,620	5,502,967
Republic Services, Inc.	13,617	776,850
Waste Management, Inc.	33,664	2,387,114

		8,666,931

Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	34,368	429,256
Cisco Systems, Inc.	625,577	18,904,937

		19,334,193

Construction & Engineering - 0.0% (a)
Jacobs Engineering Group, Inc. *	13,465	767,505

Consumer Finance - 0.4%
Capital One Financial Corp.	45,313	3,953,106
Discover Financial Services	39,425	2,842,148

		6,795,254

Containers & Packaging - 0.4%
Avery Dennison Corp.	35,004	2,457,981
International Paper Co.	77,536	4,114,060
Packaging Corp. of America	5,247	445,051

		7,017,092

Distributors - 0.1%
LKQ Corp. *	30,523	935,530

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	131,492	21,430,566

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	401,544	17,077,666
CenturyLink, Inc.	57,189	1,359,955
Verizon Communications, Inc.	253,948	13,555,744

		31,993,365

Electric Utilities - 2.0%
American Electric Power Co., Inc.	58,465	3,680,956
Edison International	15,877	1,142,985
Exelon Corp.	183,207	6,502,017
Pinnacle West Capital Corp.	206,100	16,081,983
Xcel Energy, Inc.	111,298	4,529,829

		31,937,770

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc. *	102,067	7,277,377
Avnet, Inc.	47,533	2,263,046
Corning, Inc.	259,570	6,299,764
Dolby Laboratories, Inc., Class A	62,258	2,813,439

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 1.3% (continued)
Jabil Circuit, Inc.	47,556	1,125,651

		19,779,277

Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	30,914	2,008,483
Rowan Cos. plc, Class A *	550,898	10,406,463

		12,414,946

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	31,544	3,333,570
AvalonBay Communities, Inc.	10,236	1,813,307
Boston Properties, Inc.	6,303	792,791
Crown Castle International Corp.	20,620	1,789,197
Digital Realty Trust, Inc.	22,984	2,258,408
Equinix, Inc.	7,311	2,613,025
Equity Residential	45,227	2,910,810
Essex Property Trust, Inc.	2,826	657,045
General Growth Properties, Inc.	53,013	1,324,265
HCP, Inc.	45,628	1,356,064
Host Hotels & Resorts, Inc.	97,937	1,845,133
Kimco Realty Corp.	58,406	1,469,495
Macerich Co. (The)	25,240	1,788,002
Prologis, Inc.	38,097	2,011,141
Public Storage	23,955	5,353,942
Quality Care Properties, Inc. *	9,125	141,437
Realty Income Corp.	46,031	2,645,862
Simon Property Group, Inc.	28,970	5,147,100
Ventas, Inc.	65,952	4,123,319
Vornado Realty Trust	6,257	653,043
Welltower, Inc.	27,691	1,853,359
Weyerhaeuser Co.	75,677	2,277,121

		48,157,436

Food & Staples Retailing - 1.5%
Kroger Co. (The)	23,131	798,251
Wal-Mart Stores, Inc.	319,815	22,105,613

		22,903,864

Food Products - 3.1%
Campbell Soup Co.	15,862	959,175
Hormel Foods Corp.	104,035	3,621,458
Ingredion, Inc.	101,757	12,715,555
JM Smucker Co. (The)	25,390	3,251,444
Kraft Heinz Co. (The)	38,482	3,360,248
Pilgrim’s Pride Corp. (b)	237,293	4,506,194
Tyson Foods, Inc., Class A	329,116	20,299,875

		48,713,949

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	268,647	11,911,808
Becton Dickinson and Co.	2,745	454,435
Danaher Corp.	18,424	1,434,124
St. Jude Medical, Inc.	9,695	777,442

		14,577,809

Health Care Providers & Services - 2.8%
Aetna, Inc.	88,244	10,943,138
Anthem, Inc.	55,231	7,940,561
Cigna Corp.	16,682	2,225,212
Humana, Inc.	9,797	1,998,882
UnitedHealth Group, Inc.	53,898	8,625,836
WellCare Health Plans, Inc. *	89,660	12,290,593

		44,024,222

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	170,121	8,856,499
Darden Restaurants, Inc.	77,282	5,619,947
International Game Technology plc	205,187	5,236,372
Las Vegas Sands Corp.	22,054	1,177,904
McDonald’s Corp.	20,509	2,496,356
Wyndham Worldwide Corp.	12,973	990,748

		24,377,826

Investments	Shares	Value ($)
Household Durables - 0.6%
DR Horton, Inc.	222,483	6,080,460
Garmin Ltd.	11,365	551,089
Whirlpool Corp.	15,033	2,732,549

		9,364,098

Household Products - 1.8%
Procter & Gamble Co. (The)	319,424	26,857,170
Spectrum Brands Holdings, Inc.	5,689	695,935

		27,553,105

Industrial Conglomerates - 0.5%
3M Co.	7,239	1,292,668
Carlisle Cos., Inc.	19,707	2,173,485
General Electric Co.	133,927	4,232,093

		7,698,246

Insurance - 5.1%
Aflac, Inc.	109,616	7,629,274
Alleghany Corp. *	997	606,296
Allstate Corp. (The)	135,917	10,074,168
American Financial Group, Inc.	45,338	3,995,184
AmTrust Financial Services, Inc.	17,391	476,166
Assured Guaranty Ltd.	178,804	6,753,427
Chubb Ltd.	40,304	5,324,964
Cincinnati Financial Corp.	26,692	2,021,919
CNA Financial Corp.	12,060	500,490
Everest Re Group Ltd.	38,880	8,413,632
Old Republic International Corp.	49,391	938,429
Progressive Corp. (The)	27,856	988,888
Prudential Financial, Inc.	69,683	7,251,213
Reinsurance Group of America, Inc.	34,238	4,308,167
Travelers Cos., Inc. (The)	115,307	14,115,883
Unum Group	55,933	2,457,137
Validus Holdings Ltd.	20,047	1,102,785
WR Berkley Corp.	31,629	2,103,645

		79,061,667

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. *	23,473	17,601,699
Priceline Group, Inc. (The) *	971	1,423,544

		19,025,243

Internet Software & Services - 4.8%
Akamai Technologies, Inc. *	101,973	6,799,560
Alphabet, Inc., Class A *	28,454	22,548,372
Alphabet, Inc., Class C *	19,182	14,805,051
eBay, Inc. *	375,495	11,148,447
Facebook, Inc., Class A *	168,797	19,420,095

		74,721,525

IT Services - 2.1%
Accenture plc, Class A	73,552	8,615,146
Amdocs Ltd.	33,057	1,925,570
Booz Allen Hamilton Holding Corp.	47,017	1,695,903
Cognizant Technology Solutions Corp., Class A *	21,833	1,223,303
Computer Sciences Corp.	65,063	3,866,044
Fiserv, Inc. *	31,295	3,326,033
International Business Machines Corp.	52,256	8,673,973
Western Union Co. (The)	76,724	1,666,445
Xerox Corp.	227,911	1,989,663

		32,982,080

Leisure Products - 0.1%
Brunswick Corp.	21,575	1,176,701

Life Sciences Tools & Services - 0.3%
Bruker Corp.	98,414	2,084,408
Charles River Laboratories International, Inc. *	27,221	2,073,968

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.3% (continued)
Mettler-Toledo International, Inc. *	1,762	737,503

		4,895,879

Machinery - 2.1%
Cummins, Inc.	33,852	4,626,553
Illinois Tool Works, Inc.	33,339	4,082,694
Ingersoll-Rand plc	19,231	1,443,094
Oshkosh Corp.	165,178	10,672,150
Stanley Black & Decker, Inc.	43,274	4,963,095
Toro Co. (The)	10,300	576,285
Trinity Industries, Inc.	202,105	5,610,435

		31,974,306

Media - 1.2%
CBS Corp., Class B	81,738	5,200,172
Comcast Corp., Class A	65,695	4,536,240
John Wiley & Sons, Inc., Class A	10,655	580,697
News Corp., Class A	38,923	446,058
Scripps Networks Interactive, Inc., Class A	34,366	2,452,701
TEGNA, Inc.	32,753	700,587
Time Warner, Inc.	54,921	5,301,524

		19,217,979

Metals & Mining - 0.4%
Newmont Mining Corp.	34,694	1,182,025
Reliance Steel & Aluminum Co.	24,519	1,950,241
Steel Dynamics, Inc.	106,030	3,772,547

		6,904,813

Multiline Retail - 0.1%
Kohl’s Corp.	8,319	410,792
Target Corp.	19,527	1,410,435

		1,821,227

Multi-Utilities - 1.3%
Ameren Corp.	139,487	7,317,488
Consolidated Edison, Inc.	66,026	4,864,796
Public Service Enterprise Group, Inc.	162,048	7,110,666
SCANA Corp.	12,079	885,149

		20,178,099

Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp. *	421,590	9,970,603
Exxon Mobil Corp.	68,478	6,180,824
Pioneer Natural Resources Co.	10,426	1,877,410
Southwestern Energy Co. *	156,229	1,690,398
Spectra Energy Corp.	47,300	1,943,557
Valero Energy Corp.	113,271	7,738,675
World Fuel Services Corp.	26,476	1,215,513

		30,616,980

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	43,657	2,085,931

Pharmaceuticals - 3.3%
Johnson & Johnson	224,660	25,883,079
Mallinckrodt plc *	36,729	1,829,839
Merck & Co., Inc.	205,345	12,088,660
Pfizer, Inc.	350,449	11,382,583

		51,184,161

Professional Services - 0.1%
Equifax, Inc.	16,307	1,927,977

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	18,438	580,613
Jones Lang LaSalle, Inc.	2,862	289,176

		869,789

Road & Rail - 0.5%
CSX Corp.	127,312	4,574,320
Norfolk Southern Corp.	10,968	1,185,312

Investments	Shares	Value ($)
Road & Rail - 0.5% (continued)
Union Pacific Corp.	22,719	2,355,506

		8,115,138

Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	542,642	17,511,057
First Solar, Inc. *(b)	69,501	2,230,287
Intel Corp.	565,010	20,492,913
Lam Research Corp.	62,246	6,581,270
Micron Technology, Inc. *	64,747	1,419,254
NVIDIA Corp.	133,738	14,275,194
QUALCOMM, Inc.	100,484	6,551,557
Texas Instruments, Inc.	197,777	14,431,788

		83,493,320

Software - 4.4%
Activision Blizzard, Inc.	173,762	6,274,546
Adobe Systems, Inc. *	9,805	1,009,425
CA, Inc.	61,680	1,959,574
Citrix Systems, Inc. *	128,737	11,497,501
Microsoft Corp.	597,702	37,141,202
Oracle Corp.	47,682	1,833,373
Synopsys, Inc. *	37,356	2,198,774
VMware, Inc., Class A *(b)	81,835	6,442,870

		68,357,265

Specialty Retail - 3.5%
Best Buy Co., Inc.	308,178	13,149,955
Foot Locker, Inc.	103,835	7,360,863
Home Depot, Inc. (The)	117,200	15,714,176
Lowe’s Cos., Inc.	54,485	3,874,973
Murphy USA, Inc. *	54,606	3,356,631
Ross Stores, Inc.	53,933	3,538,005
TJX Cos., Inc. (The)	34,706	2,607,462
Urban Outfitters, Inc. *	174,453	4,968,421

		54,570,486

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	408,644	47,329,148
Hewlett Packard Enterprise Co.	696,677	16,121,106
HP, Inc.	711,164	10,553,674

		74,003,928

Textiles, Apparel & Luxury Goods - 0.6%
Michael Kors Holdings Ltd. *	221,808	9,533,308

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	31,509	501,308

Tobacco - 1.3%
Altria Group, Inc.	127,125	8,596,193
Philip Morris International, Inc.	100,862	9,227,864
Reynolds American, Inc.	53,626	3,005,201

		20,829,258

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc., Class A	29,156	2,693,723
United Rentals, Inc. *	26,352	2,782,244

		5,475,967

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,016	1,145,107

TOTAL COMMON STOCKS (Cost $1,347,670,313)		1,509,668,768

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
SHORT-TERM INVESTMENT - 2.9%
INVESTMENT COMPANY - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $44,543,285) (2)(c)	44,543,285	44,543,285

SECURITIES LENDING COLLATERAL - 0.6%
Money Market Fund - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $9,437,700) (2)(c)(d)	9,437,700	9,437,700

Total Investments In Securities At Value -100.5% (Cost $1,401,651,298)		1,563,649,753

Liabilities In Excess Of Other Assets - (0.5)% (e)		(7,048,411)

Net Assets - 100.0%		1,556,601,342

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$159,745,982	10.3%
Consumer Staples	145,424,068	9.3
Energy	43,031,926	2.8
Financials	289,227,437	18.6
Health Care	136,103,196	8.7
Industrials	180,118,211	11.5
Information Technology	372,671,585	24.0
Materials	50,209,904	3.2
Real Estate	49,027,225	3.2
Telecommunication Services	31,993,365	2.1
Utilities	52,115,869	3.3
Short-Term Investment	44,543,285	2.9
Securities Lending Collateral	9,437,700	0.6

Total Investments In Securities At Value	1,563,649,753	100.5
Liabilities in Excess of Other Assets (e)	(7,048,411)	(0.5)

Net Assets	$1,556,601,342	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $9,173,976.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/ (depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
279	GSCO	S&P 500 E-Mini Futures	03/2017	$31,395,848	$31,194,990	$(200,858)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,069,443	$1,069,443

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 97.7%

Aerospace & Defense - 0.7%
AAR Corp.	12,209	403,507
Curtiss-Wright Corp.	22,877	2,250,182
Engility Holdings, Inc. *	9,091	306,367
Moog, Inc., Class A *	7,461	490,039
National Presto Industries, Inc.	11,381	1,210,938
Vectrus, Inc. *	30,708	732,386

		5,393,419

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	55,235	881,551
Hub Group, Inc., Class A *	5,580	244,125

		1,125,676

Airlines - 0.4%
Allegiant Travel Co.	5,157	858,125
Hawaiian Holdings, Inc. *	18,265	1,041,105
SkyWest, Inc.	36,908	1,345,296

		3,244,526

Auto Components - 4.7%
American Axle & Manufacturing Holdings, Inc. *	322,834	6,230,696
Cooper Tire & Rubber Co.	157,641	6,124,353
Cooper-Standard Holdings, Inc. *	86,005	8,891,197
Dorman Products, Inc. *	19,172	1,400,706
Drew Industries, Inc.	52,936	5,703,854
Metaldyne Performance Group, Inc.	42,615	978,014
Standard Motor Products, Inc.	7,975	424,430
Stoneridge, Inc. *	112,963	1,998,315
Superior Industries International, Inc.	39,728	1,046,833
Tenneco, Inc. *	70,796	4,422,626
Tower International, Inc.	19,451	551,436

		37,772,460

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	668,575

Banks - 9.4%
1st Source Corp.	12,341	551,149
Ameris Bancorp	16,617	724,501
Banc of California, Inc. (a)	150,439	2,610,117
BancorpSouth, Inc.	14,508	450,473
Bank of the Ozarks, Inc.	23,566	1,239,336
Berkshire Hills Bancorp, Inc.	6,893	254,007
BNC Bancorp	9,435	300,976
Brookline Bancorp, Inc.	72,347	1,186,491
Cardinal Financial Corp.	34,597	1,134,436
Cathay General Bancorp	33,032	1,256,207
CenterState Banks, Inc.	57,049	1,435,923
Central Pacific Financial Corp.	10,927	343,326
Chemical Financial Corp.	71,686	3,883,231
City Holding Co.	6,686	451,974
Community Bank System, Inc.	4,534	280,156
Community Trust Bancorp, Inc.	5,935	294,376
Customers Bancorp, Inc. *	50,500	1,808,910
Eagle Bancorp, Inc. *	4,967	302,739
Enterprise Financial Services Corp.	29,209	1,255,987
Fidelity Southern Corp.	40,709	963,582
Financial Institutions, Inc.	416	14,227
First BanCorp*	94,854	626,985
First Busey Corp.	12,896	396,939
First Citizens BancShares, Inc., Class A	7,898	2,803,790
First Commonwealth Financial Corp.	39,267	556,806
First Financial Bancorp	50,378	1,433,254
First Financial Corp.	5,448	287,654
First Interstate BancSystem, Inc., Class A	40,244	1,712,382
First Merchants Corp.	36,114	1,359,692

Investments	Shares	Value ($)
Banks - 9.4% (continued)
First Midwest Bancorp, Inc.	11,060	279,044
Flushing Financial Corp.	12,196	358,440
Fulton Financial Corp.	114,236	2,147,637
Great Southern Bancorp, Inc.	12,708	694,492
Great Western Bancorp, Inc.	131,321	5,724,282
Hancock Holding Co.	18,909	814,978
Hanmi Financial Corp.	44,419	1,550,223
Heartland Financial USA, Inc.	16,651	799,248
Heritage Financial Corp.	17,545	451,784
Hilltop Holdings, Inc.	59,624	1,776,795
Home BancShares, Inc.	19,066	529,463
Hope Bancorp, Inc.	90,554	1,982,227
Independent Bank Corp.	6,087	132,088
International Bancshares Corp.	69,059	2,817,607
LegacyTexas Financial Group, Inc.	35,970	1,548,868
MB Financial, Inc.	43,620	2,060,173
NBT Bancorp, Inc.	33,572	1,405,995
Pacific Premier Bancorp, Inc. *	37,671	1,331,670
Peapack Gladstone Financial Corp.	132	4,076
Pinnacle Financial Partners, Inc.	6,572	455,440
Preferred Bank	6,986	366,206
PrivateBancorp, Inc.	34,610	1,875,516
Prosperity Bancshares, Inc.	46,596	3,344,661
Renasant Corp.	27,794	1,173,463
S&T Bancorp, Inc.	8,693	339,375
Sandy Spring Bancorp, Inc.	20,407	816,076
ServisFirst Bancshares, Inc.	60,262	2,256,209
Simmons First National Corp., Class A	10,216	634,924
Sterling Bancorp	12,453	291,400
Stock Yards Bancorp, Inc.	7,609	357,242
Texas Capital Bancshares, Inc. *	8,442	661,853
Tompkins Financial Corp.	4,871	460,504
Towne Bank	35,940	1,195,005
TriCo Bancshares	15,404	526,509
Trustmark Corp.	49,458	1,763,178
UMB Financial Corp.	5,831	449,687
Umpqua Holdings Corp.	22,974	431,452
Union Bankshares Corp.	19,508	697,216
Webster Financial Corp.	5,607	304,348
Wintrust Financial Corp.	11,715	850,158

		75,579,138

Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	2,410	431,028
MGP Ingredients, Inc.	50,664	2,532,187
National Beverage Corp.	51,648	2,638,180

		5,601,395

Biotechnology - 3.4%
Acceleron Pharma, Inc. *	9,856	251,525
Acorda Therapeutics, Inc. *	26,679	501,565
AMAG Pharmaceuticals, Inc. *	34,574	1,203,175
ARIAD Pharmaceuticals, Inc. *	87,075	1,083,213
BioSpecifics Technologies Corp. *	7,384	411,289
Eagle Pharmaceuticals, Inc. *(a)	18,745	1,487,228
Emergent BioSolutions, Inc. *	96,941	3,183,542
Enanta Pharmaceuticals, Inc. *	15,858	531,243
Exact Sciences Corp. *	75,138	1,003,844
Exelixis, Inc. *	245,313	3,657,617
Five Prime Therapeutics, Inc. *	71,941	3,604,963
Lexicon Pharmaceuticals, Inc. *	41,364	572,064
Ligand Pharmaceuticals, Inc. *	5,292	537,720
Myriad Genetics, Inc. *	37,156	619,391
PDL BioPharma, Inc.	596,807	1,265,231
Prothena Corp. plc (Ireland) *	14,289	702,876
Radius Health, Inc. *	12,551	477,315
Repligen Corp. *	31,447	969,197
Retrophin, Inc. *	64,814	1,226,929
Spark Therapeutics, Inc. *	19,283	962,222
TESARO, Inc. *	10,636	1,430,329
Xencor, Inc. *	62,113	1,634,814

		27,317,292

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Building Products - 2.6%
American Woodmark Corp. *	19,246	1,448,262
Apogee Enterprises, Inc.	30,885	1,654,201
Gibraltar Industries, Inc. *	83,165	3,463,822
Griffon Corp.	9,533	249,765
Insteel Industries, Inc.	100,133	3,568,740
NCI Building Systems, Inc. *	15,196	237,817
Patrick Industries, Inc. *	40,500	3,090,150
Ply Gem Holdings, Inc. *	22,421	364,341
Trex Co., Inc. *	17,334	1,116,310
Universal Forest Products, Inc.	56,379	5,760,806

		20,954,214

Capital Markets - 0.4%
Cowen Group, Inc., Class A *	17,399	269,685
INTL. FCStone, Inc. *	47,217	1,869,793
Janus Capital Group, Inc.	21,959	291,396
Piper Jaffray Cos. *	11,434	828,965

		3,259,839

Chemicals - 2.9%
American Vanguard Corp.	48,099	921,096
Chemours Co. (The)	232,850	5,143,657
Chemtura Corp. *	26,149	868,147
FutureFuel Corp.	28,561	396,998
GCP Applied Technologies, Inc. *	27,783	743,195
Ingevity Corp. *	17,387	953,851
Innospec, Inc.	27,250	1,866,625
Kraton Corp. *	37,753	1,075,205
Rayonier Advanced Materials, Inc.	196,912	3,044,260
Stepan Co.	29,730	2,422,400
Trinseo SA	97,901	5,805,529

		23,240,963

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	8,516	347,793
ACCO Brands Corp. *	333,757	4,355,529
Brady Corp., Class A	9,591	360,142
Brink’s Co. (The)	5,818	239,992
Deluxe Corp.	43,529	3,117,112
Ennis, Inc.	79,682	1,382,483
G&K Services, Inc., Class A	8,112	782,402
Herman Miller, Inc.	57,640	1,971,288
HNI Corp.	23,584	1,318,817
Knoll, Inc.	46,601	1,301,566
Quad/Graphics, Inc.	48,102	1,292,982
Steelcase, Inc., Class A	52,549	940,627
Tetra Tech, Inc.	35,658	1,538,643
UniFirst Corp.	8,447	1,213,412
Viad Corp.	6,388	281,711
West Corp.	30,986	767,213

		21,211,712

Communications Equipment - 3.0%
Applied Optoelectronics, Inc. *	23,162	542,917
Extreme Networks, Inc. *	180,096	905,883
Finisar Corp. *	175,686	5,318,015
InterDigital, Inc.	21,805	1,991,887
Ixia*	35,675	574,368
Lumentum Holdings, Inc. *	101,862	3,936,966
NETGEAR, Inc. *	104,219	5,664,303
Oclaro, Inc. *	74,776	669,245
Plantronics, Inc.	8,927	488,843
Sonus Networks, Inc. *	68,228	429,836
Ubiquiti Networks, Inc. *(a)	54,715	3,162,527

		23,684,790

Construction & Engineering - 1.7%
Aegion Corp. *	16,216	384,319
Argan, Inc.	32,507	2,293,369
Comfort Systems USA, Inc.	28,191	938,760

Investments	Shares	Value ($)
Construction & Engineering - 1.7% (continued)
Dycom Industries, Inc. *	22,090	1,773,606
EMCOR Group, Inc.	62,865	4,448,328
MasTec, Inc. *	55,209	2,111,744
MYR Group, Inc. *	12,010	452,537
Tutor Perini Corp. *	50,316	1,408,848

		13,811,511

Construction Materials - 0.2%
Headwaters, Inc. *	38,812	912,858
US Concrete, Inc. *	5,720	374,660

		1,287,518

Consumer Finance - 0.3%
FirstCash, Inc.	12,405	583,035
LendingClub Corp. *	136,429	716,252
Regional Management Corp. *	13,945	366,475
World Acceptance Corp. *	14,154	909,819

		2,575,581

Containers & Packaging - 0.0% (b)
AEP Industries, Inc.	2,425	281,542

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	771,728

Diversified Consumer Services - 0.8%
American Public Education, Inc. *	40,889	1,003,825
Capella Education Co.	7,075	621,185
Career Education Corp. *	127,330	1,284,760
DeVry Education Group, Inc.	28,332	883,958
Grand Canyon Education, Inc. *	20,955	1,224,820
K12, Inc. *	37,374	641,338
LifeLock, Inc. *	35,661	853,011
Strayer Education, Inc. *	3,505	282,608

		6,795,505

Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. *	15,996	357,511
FairPoint Communications, Inc. *	27,386	512,118
General Communication, Inc., Class A *	16,283	316,704
IDT Corp., Class B	30,866	572,256
Inteliquent, Inc.	33,346	764,290
Iridium Communications, Inc. *(a)	40,948	393,101
Vonage Holdings Corp. *	38,704	265,122

		3,181,102

Electric Utilities - 0.3%
ALLETE, Inc.	4,780	306,828
Spark Energy, Inc., Class A	55,243	1,673,863

		1,980,691

Electrical Equipment - 0.2%
Allied Motion Technologies, Inc.	10,761	230,178
Encore Wire Corp.	16,777	727,283
EnerSys	8,999	702,822
LSI Industries, Inc.	26,615	259,230

		1,919,513

Electronic Equipment, Instruments & Components - 4.8%
AVX Corp.	45,661	713,681
Belden, Inc.	36,367	2,719,161
Coherent, Inc. *	40,048	5,501,994
CTS Corp.	11,980	268,352
ePlus, Inc. *	10,509	1,210,637
Fabrinet (Thailand) *	39,022	1,572,587
II-VI, Inc. *	81,221	2,408,203
Insight Enterprises, Inc. *	48,835	1,974,887
Littelfuse, Inc.	5,917	898,023
Methode Electronics, Inc.	46,515	1,923,395
Plexus Corp. *	7,644	413,082
Sanmina Corp. *	191,556	7,020,527
SYNNEX Corp.	36,080	4,366,402
Tech Data Corp. *	50,453	4,272,360
TTM Technologies, Inc. *	196,615	2,679,862
Vishay Intertechnology, Inc.	53,248	862,618

		38,805,771

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Energy Equipment & Services - 1.2%
Atwood Oceanics, Inc. (a)	292,338	3,838,398
Matrix Service Co. *	19,649	446,032
McDermott International, Inc. *	195,182	1,442,395
Parker Drilling Co. *	115,535	300,391
US Silica Holdings, Inc.	59,924	3,396,493

		9,423,709

Equity Real Estate Investment Trusts (REITs) - 6.5%
Acadia Realty Trust	22,872	747,457
Agree Realty Corp.	28,285	1,302,524
American Assets Trust, Inc.	13,359	575,506
CBL & Associates Properties, Inc.	76,168	875,932
Chatham Lodging Trust	3,341	68,658
Chesapeake Lodging Trust	23,409	605,357
Colony Starwood Homes	25,810	743,586
CoreSite Realty Corp.	17,530	1,391,356
Cousins Properties, Inc.	152,602	1,298,643
DiamondRock Hospitality Co.	98,561	1,136,408
DuPont Fabros Technology, Inc.	36,083	1,585,126
EastGroup Properties, Inc.	8,424	622,028
Education Realty Trust, Inc.	29,191	1,234,779
FelCor Lodging Trust, Inc.	109,811	879,586
First Industrial Realty Trust, Inc.	50,404	1,413,832
Four Corners Property Trust, Inc.	50,568	1,037,655
Franklin Street Properties Corp.	62,690	812,462
GEO Group, Inc. (The)	34,901	1,253,993
Global Net Lease, Inc.	64,810	507,462
Government Properties Income Trust	27,835	530,674
Gramercy Property Trust	161,799	1,485,315
Healthcare Realty Trust, Inc.	49,334	1,495,807
Hudson Pacific Properties, Inc.	28,576	993,873
Kite Realty Group Trust	29,359	689,349
LaSalle Hotel Properties	47,297	1,441,140
Lexington Realty Trust	86,129	930,193
LTC Properties, Inc.	15,264	717,103
Mack-Cali Realty Corp.	57,265	1,661,830
Medical Properties Trust, Inc.	101,004	1,242,349
Monmouth Real Estate Investment Corp.	74,001	1,127,775
Monogram Residential Trust, Inc.	92,620	1,002,148
National Health Investors, Inc.	12,852	953,233
New York REIT, Inc.	61,790	625,315
Pebblebrook Hotel Trust	32,404	964,019
Pennsylvania REIT	35,593	674,843
Physicians Realty Trust	48,583	921,134
Potlatch Corp.	15,775	657,029
PS Business Parks, Inc.	4,743	552,654
QTS Realty Trust, Inc., Class A	20,958	1,040,565
Ramco-Gershenson Properties Trust	36,446	604,275
Retail Opportunity Investments Corp.	31,613	667,983
Rexford Industrial Realty, Inc.	45,584	1,057,093
RLJ Lodging Trust	56,430	1,381,971
Ryman Hospitality Properties, Inc.	19,404	1,222,646
Sabra Health Care REIT, Inc.	35,103	857,215
Select Income REIT	28,994	730,649
Seritage Growth Properties, Class A (a)	15,237	650,772
STAG Industrial, Inc.	23,309	556,386
Summit Hotel Properties, Inc.	66,119	1,059,888
Sunstone Hotel Investors, Inc.	92,362	1,408,520
Terreno Realty Corp.	31,022	883,817
Urban Edge Properties	37,635	1,035,339
Washington Prime Group, Inc.	62,209	647,596
Washington REIT	15,381	502,805
Xenia Hotels & Resorts, Inc.	39,930	775,441

		51,841,094

Investments	Shares	Value ($)
Food & Staples Retailing - 0.5%
Ingles Markets, Inc., Class A	21,129	1,016,305
SpartanNash Co.	33,723	1,333,407
SUPERVALU, Inc. *	116,652	544,765
United Natural Foods, Inc. *	10,473	499,772
Weis Markets, Inc.	13,848	925,600

		4,319,849

Food Products - 2.3%
B&G Foods, Inc.	8,376	366,869
Cal-Maine Foods, Inc. (a)	24,550	1,084,496
Darling Ingredients, Inc. *	85,797	1,107,639
Dean Foods Co.	19,283	419,984
Fresh Del Monte Produce, Inc.	51,651	3,131,600
John B Sanfilippo & Son, Inc.	51,222	3,605,516
Lancaster Colony Corp.	7,335	1,037,096
Omega Protein Corp. *	149,263	3,739,038
Sanderson Farms, Inc.	43,462	4,095,859

		18,588,097

Gas Utilities - 0.8%
ONE Gas, Inc.	54,655	3,495,734
Southwest Gas Corp.	41,271	3,162,184

		6,657,918

Health Care Equipment & Supplies - 1.1%
Anika Therapeutics, Inc. *	44,818	2,194,289
Cantel Medical Corp.	4,640	365,400
Cynosure, Inc., Class A *	7,109	324,171
Exactech, Inc. *	9,861	269,205
iRadimed Corp. *	32,894	365,123
LeMaitre Vascular, Inc.	35,542	900,634
Masimo Corp. *	46,180	3,112,532
OraSure Technologies, Inc. *	117,878	1,034,969
TransEnterix, Inc. *(a)	398,256	517,733

		9,084,056

Health Care Providers & Services - 1.4%
Aceto Corp.	13,064	287,016
Almost Family, Inc. *	6,856	302,350
AMN Healthcare Services, Inc. *	65,483	2,517,821
BioTelemetry, Inc. *	47,999	1,072,778
Chemed Corp.	11,341	1,819,210
Cross Country Healthcare, Inc. *	24,081	375,904
Diplomat Pharmacy, Inc. *	28,505	359,163
Healthways, Inc. *	34,726	790,016
Molina Healthcare, Inc. *	22,770	1,235,500
Nobilis Health Corp. *(a)	97,505	204,760
Select Medical Holdings Corp. *	24,607	326,043
Team Health Holdings, Inc. *	27,719	1,204,391
Triple-S Management Corp., Class B *	54,201	1,121,961

		11,616,913

Health Care Technology - 0.2%
HMS Holdings Corp. *	78,848	1,431,880

Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment Corp. *	31,669	269,186
Carrols Restaurant Group, Inc. *	24,873	379,313
Cracker Barrel Old Country Store, Inc.	2,772	462,869
Dave & Buster’s Entertainment, Inc. *	45,084	2,538,229
Denny’s Corp. *	29,809	382,449
Eldorado Resorts, Inc. *(a)	175,488	2,974,522
Isle of Capri Casinos, Inc. *	38,566	952,195
Marcus Corp. (The)	18,663	587,884
Marriott Vacations Worldwide Corp.	6,642	563,574
Ruth’s Hospitality Group, Inc.	53,934	986,992
Texas Roadhouse, Inc.	8,398	405,120

		10,502,333

Household Durables - 1.4%
Bassett Furniture Industries, Inc.	35,195	1,069,928
Beazer Homes USA, Inc. *	107,439	1,428,939

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Household Durables - 1.4% (continued)
Ethan Allen Interiors, Inc.	28,018	1,032,463
Flexsteel Industries, Inc.	5,583	344,304
Hooker Furniture Corp.	14,310	543,064
KB Home	167,832	2,653,424
La-Z-Boy, Inc.	60,548	1,880,015
LGI Homes, Inc. *(a)	20,568	590,919
Libbey, Inc.	15,014	292,172
TopBuild Corp. *	30,891	1,099,720
ZAGG, Inc. *	77,407	549,590

		11,484,538

Household Products - 0.4%
Central Garden & Pet Co., Class A *	75,644	2,337,400
HRG Group, Inc. *	39,227	610,372
WD-40 Co.	3,020	353,038

		3,300,810

Insurance - 4.9%
Ambac Financial Group, Inc. *	72,448	1,630,080
American Equity Investment Life Holding Co.	11,588	261,194
AMERISAFE, Inc.	27,740	1,729,589
Argo Group International Holdings Ltd.	43,447	2,863,157
CNO Financial Group, Inc.	151,549	2,902,163
Employers Holdings, Inc.	111,035	4,396,986
Enstar Group Ltd. *	4,552	899,930
FBL Financial Group, Inc., Class A	13,634	1,065,497
Federated National Holding Co.	36,774	687,306
Genworth Financial, Inc., Class A *	280,193	1,067,535
Heritage Insurance Holdings, Inc.	82,096	1,286,444
Horace Mann Educators Corp.	33,418	1,430,291
Infinity Property & Casualty Corp.	7,606	668,568
James River Group Holdings Ltd.	25,365	1,053,916
Maiden Holdings Ltd.	56,625	988,106
National General Holdings Corp.	43,798	1,094,512
National Western Life Group, Inc., Class A	2,414	750,271
Navigators Group, Inc. (The)	16,216	1,909,434
Primerica, Inc.	59,206	4,094,095
Selective Insurance Group, Inc.	77,968	3,356,523
United Fire Group, Inc.	35,265	1,733,980
United Insurance Holdings Corp.	38,398	581,346
Universal Insurance Holdings, Inc.	89,106	2,530,610

		38,981,533

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	55,143	590,030
Nutrisystem, Inc.	15,049	521,448
PetMed Express, Inc.	35,149	810,887

		1,922,365

Internet Software & Services - 1.6%
Bankrate, Inc. *	27,890	308,184
Brightcove, Inc. *	32,790	263,959
EarthLink Holdings Corp.	38,179	215,330
Five9, Inc. *	40,820	579,236
GrubHub, Inc. *	9,795	368,488
j2 Global, Inc.	27,888	2,281,238
Liquidity Services, Inc. *	12,807	124,868
LogMeIn, Inc.	17,920	1,730,176
MeetMe, Inc. *	532,355	2,624,510
NIC, Inc.	13,603	325,112
RetailMeNot, Inc. *	71,630	666,159
Shutterstock, Inc. *	26,817	1,274,344
Stamps.com, Inc. *	17,224	1,974,732

		12,736,336

IT Services - 2.8%
CACI International, Inc., Class A *	5,627	699,436
Cardtronics plc, Class A *	17,259	941,824
Convergys Corp.	119,689	2,939,562
CSG Systems International, Inc.	82,883	4,011,537

Investments	Shares	Value ($)
IT Services - 2.8% (continued)
ExlService Holdings, Inc. *	31,301	1,578,823
Hackett Group, Inc. (The)	97,397	1,720,031
NeuStar, Inc., Class A *	128,918	4,305,861
Perficient, Inc. *	20,678	361,658
Science Applications International Corp.	26,398	2,238,550
Sykes Enterprises, Inc. *	94,960	2,740,546
TeleTech Holdings, Inc.	18,194	554,917

		22,092,745

Leisure Products - 1.3%
JAKKS Pacific, Inc. *	34,564	178,005
Nautilus, Inc. *	86,588	1,601,878
Smith & Wesson Holding Corp. *(a)	333,847	7,037,495
Sturm Ruger & Co., Inc. (a)	34,285	1,806,819

		10,624,197

Life Sciences Tools & Services - 0.5%
Cambrex Corp. *	60,679	3,273,632
INC Research Holdings, Inc., Class A *	9,802	515,585
Luminex Corp. *	19,948	403,548

		4,192,765

Machinery - 3.8%
Alamo Group, Inc.	24,184	1,840,402
Altra Industrial Motion Corp.	11,795	435,235
American Railcar Industries, Inc. (a)	18,439	835,102
Astec Industries, Inc.	21,399	1,443,577
Barnes Group, Inc.	16,468	780,913
Briggs & Stratton Corp.	11,037	245,684
CLARCOR, Inc.	20,115	1,658,884
Douglas Dynamics, Inc.	32,808	1,103,989
Energy Recovery, Inc. *	202,645	2,097,376
Federal Signal Corp.	24,229	378,215
Global Brass & Copper Holdings, Inc.	66,010	2,264,143
Greenbrier Cos., Inc. (The) (a)	83,571	3,472,375
John Bean Technologies Corp.	21,328	1,833,142
Joy Global, Inc.	40,638	1,137,864
Kadant, Inc.	13,271	812,185
Lydall, Inc. *	35,211	2,177,800
Meritor, Inc. *	53,181	660,508
Mueller Industries, Inc.	9,904	395,764
Standex International Corp.	12,380	1,087,583
Supreme Industries, Inc., Class A	124,816	1,959,611
Wabash National Corp.	231,851	3,667,883

		30,288,235

Marine - 0.1%
Matson, Inc.	16,596	587,332

Media - 0.8%
Entravision Communications Corp., Class A	41,197	288,379
Gannett Co., Inc.	200,783	1,949,603
Gray Television, Inc. *	65,007	705,326
Media General, Inc. *	36,985	696,428
Meredith Corp.	9,309	550,627
MSG Networks, Inc., Class A *	26,205	563,408
New Media Investment Group, Inc.	16,990	271,670
New York Times Co. (The), Class A	69,021	917,979
Sinclair Broadcast Group, Inc., Class A	14,921	497,615

		6,441,035

Metals & Mining - 2.4%
AK Steel Holding Corp. *	239,705	2,447,388
Cliffs Natural Resources, Inc. *(a)	394,856	3,320,739
Coeur Mining, Inc. *	63,088	573,470
Commercial Metals Co.	175,444	3,821,170
Hecla Mining Co.	155,710	815,921
Olympic Steel, Inc.	45,573	1,104,234
Ryerson Holding Corp. *	144,649	1,931,064

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Metals & Mining - 2.4% (continued)
SunCoke Energy, Inc. *	73,151	829,532
Worthington Industries, Inc.	96,693	4,587,116

		19,430,634

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,084,754
ARMOUR Residential REIT, Inc.	10,550	228,830
Capstead Mortgage Corp.	116,801	1,190,202
Colony Capital, Inc., Class A	54,017	1,093,844
CYS Investments, Inc.	166,414	1,286,380
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,023	399,227
Invesco Mortgage Capital, Inc.	94,224	1,375,670
New Residential Investment Corp.	122,704	1,928,907
PennyMac Mortgage Investment Trust	49,113	803,980
Redwood Trust, Inc.	79,131	1,203,583

		10,595,377

Multiline Retail - 0.1%
Fred’s, Inc., Class A (a)	24,555	455,741

Multi-Utilities - 0.1%
Avista Corp.	16,739	669,393

Oil, Gas & Consumable Fuels - 1.4%
Bill Barrett Corp. *	104,606	731,196
Callon Petroleum Co. *	128,817	1,979,917
Denbury Resources, Inc. *	144,565	531,999
Gener8 Maritime, Inc. *	63,175	283,024
Jones Energy, Inc., Class A *	66,730	333,650
Oasis Petroleum, Inc. *	141,870	2,147,912
PDC Energy, Inc. *	7,581	550,229
Renewable Energy Group, Inc. *	24,467	237,330
REX American Resources Corp. *	13,886	1,371,242
RSP Permian, Inc. *	30,427	1,357,653
Western Refining, Inc.	34,428	1,303,100
Westmoreland Coal Co. *	16,511	291,749

		11,119,001

Paper & Forest Products - 0.4%
Clearwater Paper Corp. *	7,985	523,417
Louisiana-Pacific Corp. *	18,771	355,335
Neenah Paper, Inc.	13,767	1,172,948
PH Glatfelter Co.	33,412	798,213

		2,849,913

Personal Products - 0.8%
Avon Products, Inc. *	61,340	309,154
Medifast, Inc.	10,605	441,486
Natural Health Trends Corp.	98,791	2,454,956
Revlon, Inc., Class A *	11,793	343,766
USANA Health Sciences, Inc. *	49,737	3,043,904

		6,593,266

Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. *	9,633	364,609
Amphastar Pharmaceuticals, Inc. *	64,689	1,191,571
Corcept Therapeutics, Inc. *	80,583	585,032
Heska Corp. *	13,521	968,104
Horizon Pharma plc *	15,955	258,152
Prestige Brands Holdings, Inc. *	19,860	1,034,706
SciClone Pharmaceuticals, Inc. *	225,261	2,432,819
Supernus Pharmaceuticals, Inc. *	37,955	958,364

		7,793,357

Professional Services - 2.0%
Barrett Business Services, Inc.	37,522	2,405,160
CBIZ, Inc. *	22,852	313,073
ICF International, Inc. *	24,190	1,335,288
Insperity, Inc.	80,020	5,677,419
Kelly Services, Inc., Class A	42,476	973,550
Kforce, Inc.	33,111	764,864

Investments	Shares	Value ($)
Professional Services - 2.0% (continued)
Mistras Group, Inc. *	44,737	1,148,846
Navigant Consulting, Inc. *	17,841	467,077
On Assignment, Inc. *	26,825	1,184,592
RPX Corp. *	40,072	432,778
TrueBlue, Inc. *	65,520	1,615,068

		16,317,715

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	17,385	780,065

Road & Rail - 0.4%
Roadrunner Transportation Systems, Inc. *	29,078	302,120
Saia, Inc. *	10,213	450,904
Swift Transportation Co. *	108,406	2,640,770

		3,393,794

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Energy Industries, Inc. *	105,390	5,770,103
Advanced Micro Devices, Inc. *	325,922	3,695,956
Alpha & Omega Semiconductor Ltd. *	44,369	943,729
Ambarella, Inc. *	36,354	1,967,842
Amkor Technology, Inc. *	253,048	2,669,656
Cabot Microelectronics Corp.	7,578	478,702
Cirrus Logic, Inc. *	103,374	5,844,766
Entegris, Inc. *	58,176	1,041,350
GigPeak, Inc. *	124,475	313,677
Inphi Corp. *	38,749	1,728,980
Integrated Device Technology, Inc. *	97,488	2,296,817
Intersil Corp., Class A	55,376	1,234,885
IXYS Corp.	24,914	296,477
MaxLinear, Inc., Class A *	175,661	3,829,410
Microsemi Corp. *	12,100	653,037
MKS Instruments, Inc.	43,453	2,581,108
Monolithic Power Systems, Inc.	10,690	875,832
NeoPhotonics Corp. *	117,512	1,270,305
PDF Solutions, Inc. *	12,569	283,431
Photronics, Inc. *	197,111	2,227,354
Power Integrations, Inc.	9,852	668,458
Rudolph Technologies, Inc. *	81,146	1,894,759
Silicon Laboratories, Inc. *	8,277	538,005
Synaptics, Inc. *	38,354	2,055,007
Tessera Holding Corp.	45,301	2,002,304

		47,161,950

Software - 1.9%
Barracuda Networks, Inc. *	25,219	540,443
Ebix, Inc. (a)	56,035	3,196,797
Ellie Mae, Inc. *	24,267	2,030,662
Fair Isaac Corp.	14,583	1,738,585
Gigamon, Inc. *	36,825	1,677,379
Mentor Graphics Corp.	47,367	1,747,369
Mitek Systems, Inc. *	168,873	1,038,569
Paycom Software, Inc. *	6,286	285,950
Rubicon Project, Inc. (The) *	61,734	458,066
Silver Spring Networks, Inc. *	21,790	290,025
Take-Two Interactive Software, Inc. *	10,173	501,427
TiVo Corp. *	67,474	1,410,207
VASCO Data Security International, Inc. *	21,902	298,962
Zix Corp. *	21,335	105,395

		15,319,836

Specialty Retail - 1.5%
American Eagle Outfitters, Inc.	118,700	1,800,679
Big 5 Sporting Goods Corp.	33,619	583,290
Build-A-Bear Workshop, Inc. *	17,643	242,591
Caleres, Inc.	39,012	1,280,374
Cato Corp. (The), Class A	7,747	233,030
Children’s Place, Inc. (The)	22,266	2,247,753
Citi Trends, Inc.	18,433	347,278
Express, Inc. *	99,242	1,067,844

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Specialty Retail - 1.5% (continued)
Francesca’s Holdings Corp. *	46,067	830,588
Genesco, Inc. *	7,995	496,489
Haverty Furniture Cos., Inc.	12,386	293,548
Kirkland’s, Inc. *	19,765	306,555
Office Depot, Inc.	331,166	1,496,870
Shoe Carnival, Inc.	17,009	458,903
Stein Mart, Inc.	19,124	104,799

		11,790,591

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. *	63,134	1,306,874
Super Micro Computer, Inc. *	44,679	1,253,246

		2,560,120

Textiles, Apparel & Luxury Goods - 0.6%
Culp, Inc.	9,073	337,062
Movado Group, Inc.	97,668	2,807,955
Perry Ellis International, Inc. *	12,743	317,428
Vera Bradley, Inc. *	102,898	1,205,965

		4,668,410

Thrifts & Mortgage Finance - 3.7%
BofI Holding, Inc. *(a)	59,511	1,699,039
Dime Community Bancshares, Inc.	38,461	773,066
Essent Group Ltd. *	22,222	719,326
EverBank Financial Corp.	10,471	203,661
Federal Agricultural Mortgage Corp., Class C	23,836	1,365,088
First Defiance Financial Corp.	15,684	795,806
Flagstar Bancorp, Inc. *	61,166	1,647,812
HomeStreet, Inc. *	66,791	2,110,596
Meta Financial Group, Inc.	11,100	1,142,190
MGIC Investment Corp. *	456,762	4,654,405
Oritani Financial Corp.	43,366	813,113
Provident Financial Services, Inc.	48,150	1,362,645
Radian Group, Inc.	249,127	4,479,303
Territorial Bancorp, Inc.	2,224	73,036
United Financial Bancorp, Inc.	43,504	790,033
Walker & Dunlop, Inc. *	92,889	2,898,137
Washington Federal, Inc.	97,647	3,354,174
WSFS Financial Corp.	25,615	1,187,255

		30,068,685

Tobacco - 0.2%
Universal Corp.	14,685	936,169
Vector Group Ltd. (a)	35,338	803,586

		1,739,755

Trading Companies & Distributors - 0.4%
GATX Corp. (a)	24,917	1,534,389
H&E Equipment Services, Inc.	37,132	863,319
Kaman Corp.	7,877	385,421

		2,783,129

Water Utilities - 0.1%
SJW Group	9,567	535,561

Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. *	107,961	232,116
Shenandoah Telecommunications Co.	41,269	1,126,644
Spok Holdings, Inc.	27,683	574,422

		1,933,182

TOTAL COMMON STOCKS (Cost $629,963,034)		785,141,676

SHORT-TERM INVESTMENT - 2.2%

INVESTMENT COMPANY - 2.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $17,814,464) (2)(c)	17,814,464	17,814,464

Investments	Shares	Value ($)
SECURITIES LENDING COLLATERAL - 4.2%

Money Market Fund - 4.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36% (Cost $34,020,425) (2)(c)(d)	34,020,425	34,020,425

Total Investments In Securities At Value - 104.1% (Cost $681,797,923)		836,976,565

Liabilities In Excess Of Other Assets - (4.1)% (e)		(33,216,036)

Net Assets - 100.0%		803,760,529

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$103,897,478	12.9%
Consumer Staples	40,143,173	5.0
Energy	20,542,710	2.6
Financials	161,060,152	20.0
Health Care	61,436,263	7.6
Industrials	121,030,776	15.0
Information Technology	162,361,549	20.3
Materials	47,090,570	5.9
Real Estate	52,621,159	6.6
Telecommunication Services	5,114,284	0.6
Utilities	9,843,562	1.2
Short-Term Investment	17,814,464	2.2
Securities Lending Collateral	34,020,425	4.2

Total Investments In Securities At Value	836,976,565	104.1
Liabilities in Excess of Other Assets (e)	(33,216,036)	(4.1)

Net Assets	$803,760,529	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $32,950,396.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
180	JPMS	E-Mini Russell 2000 Futures	03/2017	$12,414,937	$12,212,100	$(202,837)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$747,032	$747,032

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.2%

Australia - 5.8%
Amcor Ltd.	29,675	319,387
Aristocrat Leisure Ltd.	152,543	1,701,861
Australia & New Zealand Banking Group Ltd.	14,992	328,192
BHP Billiton Ltd.	77,989	1,397,159
Caltex Australia Ltd.	123,073	2,698,456
CIMIC Group Ltd.	80,237	2,018,853
Cochlear Ltd.	8,740	771,398
Commonwealth Bank of Australia	7,283	432,057
CSL Ltd.	11,411	825,241
Dexus Property Group, REIT	104,929	727,913
Flight Centre Travel Group Ltd.	36,084	813,210
Fortescue Metals Group Ltd.	883,258	3,691,136
Goodman Group, REIT	41,832	214,834
GPT Group (The), REIT	196,673	713,046
Harvey Norman Holdings Ltd.	47,125	174,610
Macquarie Group Ltd.	19,730	1,235,928
Qantas Airways Ltd.	95,359	228,436
Scentre Group, REIT	235,569	788,563
South32 Ltd.	270,867	533,216
Tabcorp Holdings Ltd.	269,085	932,245
Treasury Wine Estates Ltd.	96,024	738,677
Woodside Petroleum Ltd.	15,015	336,310

		21,620,728

Belgium - 1.3%
Ageas	28,862	1,140,822
Anheuser-Busch InBev SA/NV	8,296	878,082
KBC Group NV	21,303	1,316,265
Umicore SA	28,650	1,629,939

		4,965,108

Canada - 8.1%
Agrium, Inc. (1)	3,542	356,033
Alimentation Couche-Tard, Inc., Class B (1)	31,266	1,417,699
Bank of Montreal (1)	30,564	2,198,313
Bank of Nova Scotia (The)(1)	20,105	1,119,465
Barrick Gold Corp. (1)	54,869	878,215
Canadian Imperial Bank of Commerce (1)	15,845	1,292,949
Canadian Tire Corp. Ltd., Class A (1)	8,065	836,564
CCL Industries, Inc., Class B (1)	1,483	291,376
CGI Group, Inc., Class A (1)*	46,382	2,226,087
Constellation Software, Inc. (1)	2,940	1,335,979
Dollarama, Inc. (1)	5,101	373,766
First Quantum Minerals Ltd. (1)	244,462	2,430,691
George Weston Ltd. (1)	1,942	164,296
Great-West Lifeco, Inc. (1)	3,723	97,522
Kinross Gold Corp. (1)*	102,506	319,890
Open Text Corp. (1)	45,223	2,792,903
Power Corp. of Canada (1)	5,259	117,702
Royal Bank of Canada (1)	46,220	3,128,151
Saputo, Inc. (1)	79,581	2,815,993
Seven Generations Energy Ltd., Class A (1)*	28,937	674,798
Teck Resources Ltd., Class B (1)	118,675	2,375,003

Investments	Shares	Value ($)
Canada - 8.1% (continued)
Toronto-Dominion Bank (The) (1)	60,966	3,006,866

		30,250,261

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,046,500	586,782

Denmark - 1.8%
DSV A/S	10,569	469,372
Genmab A/S *	7,664	1,269,561
ISS A/S	26,066	878,500
Novo Nordisk A/S, Class B	17,186	616,500
Pandora A/S	7,798	1,017,951
Vestas Wind Systems A/S	41,367	2,679,117

		6,931,001

Finland - 1.3%
Neste OYJ	109,909	4,205,948
Nokia OYJ	143,842	689,889

		4,895,837

France - 8.9%
Airbus Group SE	2,014	133,022
Arkema SA	4,649	454,443
Atos SE	27,670	2,916,351
AXA SA	43,757	1,103,061
BNP Paribas SA	63,329	4,030,124
Capgemini SA	1,637	137,916
Cie Generale des Etablissements Michelin	21,514	2,391,470
CNP Assurances	111,263	2,059,402
L’Oreal SA	11,261	2,052,489
Orange SA	69,702	1,056,959
Peugeot SA *	195,955	3,191,554
Publicis Groupe SA	3,929	270,726
Renault SA	24,571	2,182,318
Sanofi	10,370	838,572
SCOR SE	12,263	423,205
Societe Generale SA	31,377	1,543,334
Sodexo SA	14,034	1,611,290
Thales SA	23,392	2,266,234
TOTAL SA	45,311	2,324,096
Valeo SA	24,231	1,391,049
Vinci SA	15,270	1,038,736

		33,416,351

Germany - 8.4%
adidas AG	15,001	2,365,929
Allianz SE	15,590	2,572,940
Bayer AG	6,683	696,258
Continental AG	5,365	1,033,603
Covestro AG (a)	43,209	2,957,554
Deutsche Lufthansa AG	242,508	3,126,105
Deutsche Post AG	24,027	787,966
Deutsche Telekom AG	15,851	271,959
Fresenius SE & Co. KGaA	9,490	740,323
Hannover Rueck SE	19,458	2,101,997
HeidelbergCement AG	13,819	1,286,272
HOCHTIEF AG	1,352	188,757
Infineon Technologies AG	291,488	5,042,007
Linde AG	4,967	814,775
METRO AG	6,692	222,423

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
Germany - 8.4% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,358	3,278,543
SAP SE	9,801	847,836
Siemens AG	22,893	2,803,017
Vonovia SE	11,443	371,524

		31,509,788

Hong Kong - 3.2%
BOC Hong Kong Holdings Ltd.	250,500	892,170
CK Hutchison Holdings Ltd.	39,500	445,894
CLP Holdings Ltd.	243,000	2,228,525
Henderson Land Development Co. Ltd.	36,904	195,591
Hong Kong Exchanges & Clearing Ltd.	28,400	667,922
Link REIT	26,000	168,560
New World Development Co. Ltd.	157,000	165,416
NWS Holdings Ltd.	129,000	209,700
PCCW Ltd.	269,000	145,417
Sun Hung Kai Properties Ltd.	42,000	528,884
WH Group Ltd. (a)	5,328,000	4,294,885
Wheelock & Co. Ltd.	94,000	527,551
Yue Yuen Industrial Holdings Ltd.	451,000	1,634,743

		12,105,258

Italy - 1.6%
Enel SpA	442,207	1,943,809
Leonardo-Finmeccanica SpA *	57,320	802,782
Mediobanca SpA	15,785	128,555
Poste Italiane SpA (a)	158,489	1,050,959
Prysmian SpA	60,878	1,560,323
Snam SpA	97,770	402,113

		5,888,541

Japan - 21.2%
Acom Co. Ltd. *	10,000	43,667
AEON Financial Service Co. Ltd.	2,700	47,823
Amada Holdings Co. Ltd.	206,500	2,300,528
Asahi Kasei Corp.	182,000	1,583,632
Astellas Pharma, Inc.	97,000	1,345,715
Bandai Namco Holdings, Inc.	18,300	503,707
Bridgestone Corp.	40,300	1,450,026
Brother Industries Ltd.	25,700	462,020
Central Japan Railway Co.	9,500	1,559,801
Chubu Electric Power Co., Inc.	74,100	1,031,130
Credit Saison Co. Ltd.	16,800	298,971
Daicel Corp.	13,000	142,923
Daiichi Sankyo Co. Ltd.	74,200	1,515,107
Daikin Industries Ltd.	7,600	696,228
Daiwa House Industry Co. Ltd.	15,100	411,783
Fuji Heavy Industries Ltd.	116,200	4,734,500
Fujitsu Ltd.	159,000	880,470
Hitachi Chemical Co. Ltd.	80,600	2,010,671
Hitachi High-Technologies Corp.	58,300	2,344,852
Hoya Corp.	14,900	624,748
Idemitsu Kosan Co. Ltd.	45,300	1,201,598
Iida Group Holdings Co. Ltd.	3,800	72,037
ITOCHU Corp.	145,200	1,922,559
Japan Tobacco, Inc.	27,100	889,521
JTEKT Corp.	47,700	760,615
KDDI Corp.	58,000	1,464,673
Komatsu Ltd.	34,600	783,695

Investments	Shares	Value ($)
Japan - 21.2% (continued)
Konami Holdings Corp.	80,700	3,256,912
Kuraray Co. Ltd.	15,600	233,931
Mitsubishi Chemical Holdings Corp.	83,800	541,823
Mitsubishi Electric Corp.	223,000	3,101,744
Mitsubishi Estate Co. Ltd.	31,000	615,805
Mitsubishi Gas Chemical Co., Inc.	6,900	117,572
Mitsubishi Tanabe Pharma Corp.	49,300	965,289
Mitsubishi UFJ Financial Group, Inc.	340,300	2,098,740
Mitsui Chemicals, Inc.	224,000	1,003,641
Mitsui Fudosan Co. Ltd.	24,000	555,612
Mixi, Inc.	14,000	510,133
Mizuho Financial Group, Inc.	1,325,800	2,379,194
MS&AD Insurance Group Holdings, Inc.	15,900	492,384
Nikon Corp.	7,100	110,266
Nippon Express Co. Ltd.	158,000	848,344
Nippon Telegraph & Telephone Corp.	143,100	6,023,818
Nitto Denko Corp.	3,300	252,652
Nomura Real Estate Holdings, Inc.	8,000	135,760
NSK Ltd.	29,700	343,019
NTT DOCOMO, Inc.	35,400	805,183
Obayashi Corp.	14,100	134,618
ORIX Corp.	33,100	515,177
Otsuka Holdings Co. Ltd.	20,500	892,989
Sekisui House Ltd.	26,900	446,925
Shin-Etsu Chemical Co. Ltd.	16,100	1,245,962
Shionogi & Co. Ltd.	28,000	1,338,203
Sompo Holdings, Inc.	34,500	1,165,110
Sumitomo Dainippon Pharma Co. Ltd.	129,300	2,219,347
Sumitomo Heavy Industries Ltd.	83,000	532,956
Sumitomo Mitsui Financial Group, Inc.	75,400	2,871,456
Suzuki Motor Corp.	72,500	2,545,394
T&D Holdings, Inc.	35,500	468,508
TDK Corp.	36,700	2,516,454
Terumo Corp.	4,200	154,834
Tokyo Electron Ltd.	16,900	1,589,435
Toyo Seikan Group Holdings Ltd.	4,200	78,102
Toyota Motor Corp.	41,400	2,427,216
Yamaha Corp.	45,700	1,393,511
Yokogawa Electric Corp.	74,100	1,069,808

		79,080,827

Netherlands - 4.3%
ASML Holding NV	8,349	935,676
ING Groep NV	96,440	1,357,755
Koninklijke Ahold Delhaize NV	150,692	3,174,025
Koninklijke Philips NV	14,712	449,774
Koninklijke Vopak NV	3,001	141,587
NN Group NV	51,007	1,726,716
Randstad Holding NV	11,410	618,052
Royal Dutch Shell plc, Class A	18,853	520,409
Royal Dutch Shell plc, Class B	97,616	2,804,694
Wolters Kluwer NV	117,752	4,258,990

		15,987,678

Singapore - 0.5%
CapitaLand Commercial Trust, REIT	273,500	278,634
DBS Group Holdings Ltd.	60,300	719,430
Oversea-Chinese Banking Corp. Ltd.	85,100	522,654

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
Singapore - 0.5% (continued)
United Overseas Bank Ltd.	21,900	307,671

		1,828,389

South Africa - 0.7%
Investec plc	230,142	1,509,409
Mondi plc	48,611	992,746

		2,502,155

Spain - 3.2%
Aena SA (a)	32,293	4,399,633
Banco de Sabadell SA	364,449	506,429
Banco Santander SA	355,530	1,849,563
Endesa SA	27,385	579,140
Gas Natural SDG SA	11,618	218,573
Grifols SA	7,841	155,655
Iberdrola SA	211,075	1,382,094
Industria de Diseno Textil SA	47,775	1,627,501
Mapfre SA	194,908	593,709
Repsol SA	52,417	736,624

		12,048,921

Sweden - 2.3%
Boliden AB	7,144	185,565
Hexagon AB, Class B	26,764	953,225
Husqvarna AB, Class B	21,905	169,963
Investor AB, Class B	8,330	310,377
Nordea Bank AB	79,939	885,774
Sandvik AB	16,107	198,697
Securitas AB, Class B	177,091	2,777,822
Skanska AB, Class B	32,396	762,744
Svenska Cellulosa AB SCA, Class B	14,930	420,228
Swedbank AB, Class A	11,778	283,785
Telefonaktiebolaget LM Ericsson, Class B	74,353	435,781
Volvo AB, Class B	90,464	1,053,183

		8,437,144

Switzerland - 8.3%
ABB Ltd. *	70,019	1,473,321
Actelion Ltd. *	13,431	2,902,554
Baloise Holding AG	3,204	403,175
Coca-Cola HBC AG *	33,552	730,604
Galenica AG	218	245,653
Geberit AG	1,837	735,455
Givaudan SA	183	334,922
Nestle SA	55,405	3,969,081
Novartis AG	30,980	2,252,974
Roche Holding AG	24,574	5,601,706
SGS SA	640	1,300,329
Sika AG	188	901,997
Swiss Life Holding AG *	7,791	2,200,794
Swiss Re AG	45,001	4,257,676
Syngenta AG	2,276	899,254
UBS Group AG	93,438	1,460,946
Zurich Insurance Group AG *	4,300	1,181,725

		30,852,166

United Kingdom - 14.7%
3i Group plc	23,824	206,087
Admiral Group plc	12,335	277,403
Ashtead Group plc	11,265	218,996
AstraZeneca plc	4,834	263,974
Auto Trader Group plc (a)	127,653	641,779
BAE Systems plc	67,524	491,139

Investments	Shares	Value ($)
United Kingdom - 14.7% (continued)
Barclays plc	243,043	666,995
Barratt Developments plc	425,246	2,417,572
Berkeley Group Holdings plc	20,460	707,279
BP plc	41,307	258,723
British American Tobacco plc	45,546	2,581,339
British Land Co. plc (The), REIT	80,014	620,949
BT Group plc	680,762	3,073,165
Burberry Group plc	9,589	176,715
Compass Group plc	95,482	1,764,656
Diageo plc	6,622	171,840
Direct Line Insurance Group plc	474,466	2,159,366
Dixons Carphone plc	150,583	657,669
Fiat Chrysler Automobiles NV	275,400	2,505,266
GlaxoSmithKline plc	21,119	405,664
Hammerson plc, REIT	43,773	308,493
HSBC Holdings plc	905,842	7,308,890
Imperial Brands plc	25,501	1,111,347
J Sainsbury plc	41,134	126,423
Kingfisher plc	262,138	1,129,392
Land Securities Group plc, REIT	27,580	362,322
Legal & General Group plc	406,558	1,238,529
Lloyds Banking Group plc	4,300,690	3,302,404
Marks & Spencer Group plc	80,456	346,579
National Grid plc	153,441	1,792,766
Old Mutual plc	74,864	190,901
Persimmon plc	140,600	3,067,561
Prudential plc	87,891	1,754,083
Reckitt Benckiser Group plc	15,601	1,321,529
RELX plc	27,020	481,510
Rio Tinto Ltd.	10,260	439,550
Royal Mail plc	22,363	127,120
Sage Group plc (The)	137,032	1,104,619
Segro plc, REIT	105,872	598,813
Sky plc	27,519	335,482
Standard Chartered plc *	47,908	390,686
Taylor Wimpey plc	795,728	1,500,809
Unilever plc	31,184	1,261,077
Vodafone Group plc	212,804	523,685
William Hill plc	115,514	412,587
Wm Morrison Supermarkets plc	564,626	1,603,697
WPP plc	115,721	2,575,189

		54,982,619

United States - 0.4%
Shire plc	9,771	557,917
Thomson Reuters Corp. (1)	9,048	395,978
Valeant Pharmaceuticals International, Inc. (1)*	30,665	444,679

		1,398,574

TOTAL COMMON STOCKS (Cost $347,784,888)		359,288,128

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA
(Cost $484,483)	4,398	523,537

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
SHORT-TERM INVESTMENT - 3.3%

INVESTMENT COMPANY - 3.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $12,139,912)(b)	12,139,912	12,139,912

Total Investments In Securities At Value - 99.6% (Cost $360,409,283)		371,951,577
Other Assets In Excess Of Liabilities - 0.4% (c)		1,460,310

Net Assets - 100.0%		373,411,887

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$55,000,691	14.6%
Consumer Staples	30,468,790	8.2
Energy	16,305,356	4.4
Financials	83,616,387	22.3
Health Care	27,644,861	7.4
Industrials	52,554,469	14.1
Information Technology	32,690,132	8.8
Materials	30,700,032	8.2
Real Estate	8,290,052	2.2
Telecommunication Services	13,364,858	3.6
Utilities	9,176,037	2.5
Short-Term Investment	12,139,912	3.3

Total Investments In Securities At Value	371,951,577	99.6
Other Assets in Excess of Liabilities (c)	1,460,310	0.4

Net Assets	$373,411,887	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $13,344,810, which represents approximately 3.57% of net assets of the fund.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
104	JPMS	E-Mini MSCI EAFE Index Futures	03/2017	$8,687,252	$8,713,120	$25,868

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$438,871	$438,871

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 94.3%

Brazil - 5.4%
AES Tiete SA (1)	23,800	102,375
Banco Bradesco SA, ADR (1)	361,506	3,148,717
Banco do Brasil SA (1)	39,200	338,319
Banco Santander Brasil SA, ADR (1)(a)	89,171	792,730
BB Seguridade Participacoes SA (1)	10,900	94,777
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	145,100	735,598
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	127,724	1,108,644
Cia Paranaense de Energia, ADR (1)	35,902	304,449
EDP - Energias do Brasil SA (1)	60,500	249,086
Equatorial Energia SA (1)	27,700	462,986
Itau Unibanco Holding SA, ADR (1)	194,945	2,004,035
JBS SA (1)	216,900	759,720
Kroton Educacional SA (1)	164,000	671,681
M Dias Branco SA (1)	13,300	469,977
Natura Cosmeticos SA (1)	11,000	77,801
Porto Seguro SA (1)	14,900	123,148
Qualicorp SA (1)	143,300	847,551
Raia Drogasil SA (1)	14,300	268,847
Sul America SA (1)	50,400	278,736
TIM Participacoes SA, ADR (1)	48,779	575,592
Transmissora Alianca de Energia Eletrica SA (1)	28,500	181,611

		13,596,380

Chile - 1.6%
Banco Santander Chile, ADR (1)	20,889	456,842
Cencosud SA (1)	662,899	1,860,545
Cia Cervecerias Unidas SA, ADR (1)	5,848	122,691
Enel Americas SA, ADR (1)	50,517	414,745
Enel Chile SA, ADR (1)	47,158	214,569
Itau CorpBanca (1)	12,697,355	106,501
Latam Airlines Group SA, ADR (1)*	47,578	389,188
Sociedad Quimica y Minera de Chile SA, ADR (1)	12,508	358,354

		3,923,435

China - 25.5%
58.com, Inc., ADR (1)*	4,817	134,876
Agricultural Bank of China Ltd., Class H	2,213,000	903,163
Air China Ltd., Class H	1,220,000	774,984
Alibaba Group Holding Ltd., ADR (1)*	70,925	6,227,924
Baidu, Inc., ADR (1)*	16,444	2,703,558
Bank of China Ltd., Class H	3,053,000	1,346,148
Bank of Communications Co. Ltd., Class H	651,000	468,196
Beijing Capital International Airport Co. Ltd., Class H	100,000	100,802
Belle International Holdings Ltd.	879,000	492,390
China Cinda Asset Management Co. Ltd., Class H	1,057,000	380,608
China CITIC Bank Corp. Ltd., Class H	1,414,000	894,759

Investments	Shares	Value ($)
China - 25.5% (continued)
China Communications Services Corp. Ltd., Class H	1,544,000	981,015
China Construction Bank Corp., Class H	5,831,000	4,465,557
China Everbright Bank Co. Ltd., Class H	1,339,000	607,495
China Evergrande Group	585,000	362,591
China Galaxy Securities Co. Ltd., Class H	989,500	887,015
China Merchants Bank Co. Ltd., Class H	638,000	1,487,906
China Minsheng Banking Corp. Ltd., Class H	657,500	699,622
China Mobile Ltd.	534,175	5,631,901
China Overseas Land & Investment Ltd.	380,000	999,837
China Petroleum & Chemical Corp., Class H	834,000	587,359
China Resources Land Ltd.	290,000	648,924
China Shenhua Energy Co. Ltd., Class H	451,500	843,951
China Southern Airlines Co. Ltd., Class H	2,116,000	1,094,895
China Telecom Corp. Ltd., Class H	2,634,000	1,208,240
China Vanke Co. Ltd., Class H	214,000	486,475
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,586,000	927,783
CNOOC Ltd., ADR (1)	2,940	364,443
Country Garden Holdings Co. Ltd.	1,591,000	886,807
Ctrip.com International Ltd., ADR (1)*	20,700	828,000
Far East Horizon Ltd.	234,000	199,840
Geely Automobile Holdings Ltd.	4,615,000	4,386,352
Great Wall Motor Co. Ltd., Class H	571,000	529,678
Industrial & Commercial Bank of China Ltd., Class H	5,542,000	3,304,320
JD.com, Inc., ADR (1)*	41,989	1,068,200
Kingsoft Corp. Ltd.	127,000	259,165
Kunlun Energy Co. Ltd.	184,000	137,088
Longfor Properties Co. Ltd.	186,000	235,260
NetEase, Inc., ADR (1)	4,926	1,060,765
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	331,201
People’s Insurance Co. Group of China Ltd. (The), Class H	567,000	222,309
PICC Property & Casualty Co. Ltd., Class H	796,000	1,231,151
Ping An Insurance Group Co. of China Ltd., Class H	169,500	842,090
Shui On Land Ltd.	216,500	46,561
Sinopec Engineering Group Co. Ltd., Class H	536,500	446,803
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,810,000	1,516,722
Sinopharm Group Co. Ltd., Class H	314,000	1,286,880
Sinotrans Ltd., Class H	1,340,000	595,667
Tencent Holdings Ltd.	224,700	5,448,327
TravelSky Technology Ltd., Class H	496,000	1,039,508
Vipshop Holdings Ltd., ADR (1)*	24,408	268,732

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
China - 25.5% (continued)
Weichai Power Co. Ltd., Class H	476,000	729,964

		63,613,807

Hong Kong - 0.6%
Nine Dragons Paper Holdings Ltd.	1,521,000	1,373,453
Sun Art Retail Group Ltd.	203,000	177,872

		1,551,325

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	4,788	335,738
Richter Gedeon Nyrt	11,164	235,810

		571,548

India - 7.8%
Axis Bank Ltd., GDR	8,309	271,392
Dr Reddy’s Laboratories Ltd., ADR (1)(a)	63,727	2,885,559
ICICI Bank Ltd., ADR (1)	142,884	1,070,201
Infosys Ltd., ADR (1)	421,517	6,251,097
Reliance Industries Ltd., GDR (b)	34,915	1,102,166
State Bank of India, GDR	19,035	694,983
Tata Motors Ltd., ADR (1)	172,460	5,930,900
Wipro Ltd., ADR (1)	128,450	1,243,396

		19,449,694

Indonesia - 3.0%
Adaro Energy Tbk. PT	3,807,900	475,418
Bank Mandiri Persero Tbk. PT	397,900	340,556
Bank Rakyat Indonesia Persero Tbk. PT	728,400	629,130
Gudang Garam Tbk. PT	212,400	1,005,318
Indofood CBP Sukses Makmur Tbk. PT	191,800	121,744
Indofood Sukses Makmur Tbk. PT	673,000	394,166
Telekomunikasi Indonesia Persero Tbk. PT	11,539,500	3,394,833
United Tractors Tbk. PT	482,000	758,328
Waskita Karya Persero Tbk. PT	1,750,500	330,085

		7,449,578

Korea, Republic of - 13.7%
AMOREPACIFIC Group*	1,259	138,372
Daelim Industrial Co. Ltd. *	7,804	561,741
Dongbu Insurance Co. Ltd. *	6,868	355,570
Hana Financial Group, Inc.	9,954	256,913
Hankook Tire Co. Ltd. *	8,612	414,028
Hanmi Pharm Co. Ltd. *	5,071	1,278,765
Hanwha Chemical Corp. *	32,868	670,016
Hanwha Corp. *	23,707	686,849
Hyundai Development Co.-Engineering & Construction*	7,766	288,517
Hyundai Engineering & Construction Co. Ltd. *	10,460	370,026
Hyundai Heavy Industries Co. Ltd. *	10,713	1,286,764
Hyundai Marine & Fire Insurance Co. Ltd. *	50,421	1,312,454
Hyundai Mobis Co. Ltd. *	5,043	1,101,004
KB Financial Group, Inc. *	28,012	989,929
Korea Electric Power Corp. *	19,337	705,376
Korean Air Lines Co. Ltd. *	7,115	160,559
KT Corp. *	9,941	241,871
KT&G Corp. *	2,432	203,436
LG Uplus Corp. *	117,857	1,117,036
Lotte Chemical Corp. *	6,911	2,106,067

Investments	Shares	Value ($)
Korea, Republic of - 13.7% (continued)
POSCO	615	130,574
Posco Daewoo Corp. *	36,972	825,304
S-1 Corp. *	1,090	79,151
Samsung Electronics Co. Ltd.	8,374	12,463,134
Shinhan Financial Group Co. Ltd. *	12,803	480,128
SK Hynix, Inc. *	29,744	1,094,463
SK Innovation Co. Ltd. *	29,832	3,610,212
SK Telecom Co. Ltd.	1,541	285,611
S-Oil Corp.	980	68,591
Woori Bank*	99,523	1,048,853

		34,331,314

Malaysia - 2.1%
AirAsia Bhd.	4,108,192	2,094,318
Felda Global Ventures Holdings Bhd.	379,700	130,943
Genting Bhd.	165,300	294,354
Genting Malaysia Bhd.	232,800	237,326
IHH Healthcare Bhd.	55,400	78,383
Malayan Banking Bhd.	41,200	75,217
MISC Bhd.	171,700	281,018
Public Bank Bhd.	184,200	809,336
Tenaga Nasional Bhd.	291,300	901,922
YTL Corp. Bhd.	994,100	343,162

		5,245,979

Mexico - 4.0%
America Movil SAB de CV, Class L, ADR (1)	7,583	95,318
Cemex SAB de CV, ADR (1)*	125,725	1,009,572
Coca-Cola Femsa SAB de CV, ADR (1)	3,501	222,454
Fomento Economico Mexicano SAB de CV, ADR (1)	6,641	506,111
Gentera SAB de CV (1)	270,300	435,252
Gruma SAB de CV, Class B (1)	108,555	1,377,776
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	142,400	1,171,093
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,728	248,642
Grupo Bimbo SAB de CV, Series A (1)	114,500	259,659
Grupo Financiero Banorte SAB de CV, Class O (1)	278,300	1,373,399
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	106,009	762,205
Grupo Lala SAB de CV (1)	288,300	420,149
Grupo Mexico SAB de CV, Series B (1)	60,100	163,603
Grupo Televisa SAB, ADR (1)	15,009	313,538
Industrias Penoles SAB de CV (1)	17,630	328,333
Kimberly-Clark de Mexico SAB de CV, Class A (1)	441,400	795,087
OHL Mexico SAB de CV (1)	380,500	374,266
Promotora y Operadora de Infraestructura SAB de CV (1)	12,320	102,805

		9,959,262

Peru - 0.2%
Credicorp Ltd. (1)	3,587	566,244

Philippines - 0.9%
Ayala Corp.	12,620	185,280

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
Philippines - 0.9% (continued)
Bank of the Philippine Islands	56,900	101,614
BDO Unibank, Inc.	55,070	124,097
Globe Telecom, Inc.	16,480	499,756
JG Summit Holdings, Inc.	305,970	415,806
Jollibee Foods Corp.	26,930	104,908
Metropolitan Bank & Trust Co.	62,860	91,723
Security Bank Corp.	109,660	418,825
SM Investments Corp.	15,640	205,926

		2,147,935

Poland - 1.6%
Bank Pekao SA	4,603	138,213
Bank Zachodni WBK SA	4,763	359,463
Eurocash SA	79,421	746,273
Grupa Azoty SA	11,635	174,165
PGE Polska Grupa Energetyczna SA	89,571	223,405
Polski Koncern Naftowy ORLEN SA	72,856	1,483,778
Polskie Gornictwo Naftowe i Gazownictwo SA	592,987	796,818
Tauron Polska Energia SA*	180,397	122,807

		4,044,922

Russia - 4.3%
Gazprom PJSC, ADR (1)	350,088	1,781,948
LUKOIL PJSC, ADR	29,278	1,640,025
Mobile TeleSystems PJSC, ADR (1)	304,402	2,773,102
Novatek PJSC, GDR	5,239	678,459
Rosneft Oil Co. PJSC, GDR	68,272	443,395
Severstal PJSC, GDR	34,296	516,928
Surgutneftegas OJSC, ADR (1)	88,464	442,320
Tatneft PJSC, ADR	59,194	2,435,800

		10,711,977

South Africa - 6.4%
AngloGold Ashanti Ltd., ADR (1)*	30,651	322,142
Bid Corp. Ltd.	19,957	353,719
Bidvest Group Ltd. (The)	163,770	2,156,419
Brait SE*	106,461	677,166
Capitec Bank Holdings Ltd.	11,169	563,711
Exxaro Resources Ltd.	32,768	211,583
Foschini Group Ltd. (The)	28,169	325,240
Hyprop Investments Ltd., REIT	62,100	528,813
Imperial Holdings Ltd.	85,122	1,126,151
Investec Ltd.	151,471	993,727
Liberty Holdings Ltd.	9,745	78,215
Massmart Holdings Ltd.	15,642	143,859
Mondi Ltd.	42,353	861,879
Naspers Ltd., Class N	22,389	3,268,608
Pick n Pay Stores Ltd.	152,753	708,476
Redefine Properties Ltd., REIT	130,202	106,020
Remgro Ltd.	28,077	455,577
Resilient REIT Ltd.	80,551	671,160
Sappi Ltd. *	58,845	383,880
Sibanye Gold Ltd., ADR (1)	130,030	918,012
Standard Bank Group Ltd.	63,616	700,487
Telkom SA SOC Ltd.	67,826	363,652

		15,918,496

Taiwan - 12.4%
Advanced Semiconductor Engineering, Inc.	125,000	127,436
AU Optronics Corp.	329,000	119,473
Casetek Holdings Ltd.	227,000	600,760

Investments	Shares	Value ($)
Taiwan - 12.4% (continued)
Catcher Technology Co. Ltd.	213,000	1,472,192
Chailease Holding Co. Ltd.	94,240	160,873
Chicony Electronics Co. Ltd.	33,872	78,422
China Airlines Ltd.	775,000	223,174
China Life Insurance Co. Ltd.	1,427,560	1,411,493
Compal Electronics, Inc.	423,000	241,620
CTBC Financial Holding Co. Ltd.	1,070,559	583,999
E.Sun Financial Holding Co. Ltd.	1,098,900	623,678
Eva Airways Corp.	307,650	138,601
Far EasTone Telecommunications Co. Ltd.	145,000	325,966
Feng TAY Enterprise Co. Ltd.	104,014	385,241
First Financial Holding Co. Ltd.	242,000	128,842
Foxconn Technology Co. Ltd.	536,929	1,412,678
Hon Hai Precision Industry Co. Ltd.	1,176,493	3,060,162
Inventec Corp.	595,000	405,893
Largan Precision Co. Ltd.	6,000	699,368
Lite-On Technology Corp.	596,410	896,912
MediaTek, Inc.	15,000	100,211
Mega Financial Holding Co. Ltd.	450,000	320,019
Nien Made Enterprise Co. Ltd.	64,000	657,228
Novatek Microelectronics Corp.	28,000	92,025
Pegatron Corp.	402,000	956,370
Phison Electronics Corp.	15,000	117,971
Pou Chen Corp.	1,000,000	1,242,665
Powertech Technology, Inc.	550,000	1,475,923
Realtek Semiconductor Corp.	379,000	1,196,980
SinoPac Financial Holdings Co. Ltd.	255,683	71,869
Taishin Financial Holding Co. Ltd.	331,025	120,884
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	309,223	8,890,161
Uni-President Enterprises Corp.	776,000	1,279,518
United Microelectronics Corp.	1,213,000	427,184
Wistron Corp.	985,402	759,404
WPG Holdings Ltd.	129,000	151,600

		30,956,795

Thailand - 2.8%
Charoen Pokphand Foods PCL, NVDR	3,588,700	2,948,905
Home Product Center PCL, NVDR	1,049,000	298,128
Krung Thai Bank PCL, NVDR	155,500	76,621
PTT Exploration & Production PCL, NVDR	87,100	233,296
PTT Global Chemical PCL, NVDR	247,700	434,327
PTT PCL, NVDR	33,400	345,819
Robinson Department Store PCL, NVDR	102,700	181,851
Thai Oil PCL, NVDR	684,400	1,378,783
Thai Union Group PCL, NVDR	1,728,304	1,012,092

		6,909,822

Turkey - 1.5%
Akbank TAS	65,967	146,028
Arcelik A/S	255,140	1,532,389
Petkim Petrokimya Holding A/S	658,818	690,343
Turkiye Garanti Bankasi A/S	77,239	166,575
Turkiye Sise ve Cam Fabrikalari A/S	566,792	614,561
Turkiye Vakiflar Bankasi TAO, Class D	420,069	517,020

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
Turkey - 1.5% (continued)
Yapi ve Kredi Bankasi A/S*	206,250	200,116

		3,867,032

United States - 0.3%
Yum! China Holdings, Inc. (1)*	25,244	659,373

TOTAL COMMON STOCKS (Cost $228,454,661)		235,474,918

PREFERRED STOCKS - 2.7%
Brazil - 2.7%
Braskem SA, Class A (1)	241,000	2,536,102
Centrais Eletricas Brasileiras SA, Class B (1)*	157,600	1,253,653
Gerdau SA (1)	144,600	479,823
Itausa - Investimentos Itau SA (1)	484,141	1,231,661
Petroleo Brasileiro SA (1)*	283,800	1,296,619

		6,797,858

Chile - 0.0% (c)
Embotelladora Andina SA, Series B (1)	34,149	127,012

TOTAL PREFERRED STOCKS (Cost $4,956,377)		6,924,870

SHORT-TERM INVESTMENT - 2.5%

INVESTMENT COMPANY - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $6,258,796)(d)	6,258,796	6,258,796

SECURITIES LENDING COLLATERAL - 0.6%

Money Market Fund - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $1,400,851) (d)(e)	1,400,851	1,400,851

Total Investments In Securities At Value - 100.1% (Cost $241,070,685)		250,059,435

Liabilities In Excess Of Other Assets - (0.1)% (f)		(314,481)

Net Assets - 100.0%		249,744,954

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$26,649,166	10.7%
Consumer Staples	16,632,522	6.7
Energy	21,451,936	8.6
Financials	49,066,901	19.6
Health Care	6,612,947	2.6
Industrials	16,747,931	6.7
Information Technology	61,208,958	24.5
Materials	14,974,294	6.0
Real Estate	4,972,449	2.0
Telecommunication Services	17,493,894	7.0
Utilities	6,588,790	2.6
Short-Term Investment	6,258,796	2.5
Securities Lending Collateral	1,400,851	0.6

Total Investments In Securities At Value	250,059,435	100.1
Liabilities in Excess of Other Assets (f)	(314,481)	(0.1)

Net Assets	$249,744,954	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $1,346,303.
(b)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $1,102,166, which represents approximately 0.44% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 12/31/2016.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
90	BARC	E-Mini MSCI Emerging Markets Index Futures	03/2017	$3,937,471	$3,865,050	$(72,421)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$227,002	$227,002

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 92.1%

Aerospace & Defense - 4.0%
Boeing Co. (The)	3,116	485,099
BWX Technologies, Inc.	10,069	399,739
General Dynamics Corp.	2,116	365,348
Huntington Ingalls Industries, Inc.	7,742	1,425,999
L-3 Communications Holdings, Inc.	1,936	294,485
Northrop Grumman Corp.	3,569	830,078
Raytheon Co.	11,633	1,651,886
Spirit AeroSystems Holdings, Inc., Class A	18,202	1,062,087

		6,514,721

Air Freight & Logistics - 0.1%
FedEx Corp.	883	164,415

Airlines - 2.2%
Alaska Air Group, Inc.	2,764	245,250
Delta Air Lines, Inc.	28,661	1,409,834
JetBlue Airways Corp. *	19,986	448,086
Southwest Airlines Co.	2,423	120,762
United Continental Holdings, Inc. *	17,753	1,293,839

		3,517,771

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)	4,810	148,485
Lear Corp.	7,667	1,014,881

		1,163,366

Automobiles - 0.6%
Ford Motor Co.	21,575	261,705
General Motors Co.	18,491	644,226

		905,931

Banks - 9.4%
Bank of America Corp.	58,103	1,284,076
Citigroup, Inc.	18,832	1,119,186
Commerce Bancshares, Inc.	1,108	64,054
Fifth Third Bancorp	52,798	1,423,962
JPMorgan Chase & Co.	52,628	4,541,270
PNC Financial Services Group, Inc. (The)	9,463	1,106,792
Popular, Inc.	9,424	412,960
Regions Financial Corp.	39,110	561,620
SunTrust Banks, Inc.	19,632	1,076,815
US Bancorp	27,273	1,401,014
Wells Fargo & Co.	40,767	2,246,669

		15,238,418

Beverages - 1.5%
Coca-Cola Co. (The)	9,494	393,621
Constellation Brands, Inc., Class A	5,091	780,501
Dr Pepper Snapple Group, Inc.	3,224	292,320
Molson Coors Brewing Co., Class B	5,228	508,737
PepsiCo, Inc.	3,971	415,486

		2,390,665

Biotechnology - 1.3%
Amgen, Inc.	3,595	525,625
Biogen, Inc. *	1,607	455,713
Gilead Sciences, Inc.	5,793	414,837
Intrexon Corp. *	3,550	86,265

Investments	Shares	Value ($)
Biotechnology - 1.3% (continued)
United Therapeutics Corp. *	4,745	680,575

		2,163,015

Building Products - 1.0%
AO Smith Corp.	13,833	654,993
Lennox International, Inc.	479	73,368
Owens Corning	17,377	895,958

		1,624,319

Capital Markets - 1.9%
Bank of New York Mellon Corp. (The)	8,782	416,091
BlackRock, Inc.	137	52,134
Federated Investors, Inc., Class B	3,754	106,163
Franklin Resources, Inc.	5,696	225,448
Goldman Sachs Group, Inc. (The)	827	198,025
Morgan Stanley	15,532	656,227
Nasdaq, Inc.	8,167	548,169
S&P Global, Inc.	1,350	145,179
State Street Corp.	9,798	761,501

		3,108,937

Chemicals - 2.0%
Cabot Corp.	4,892	247,242
Dow Chemical Co. (The)	12,625	722,402
EI du Pont de Nemours & Co.	4,525	332,135
Huntsman Corp.	54,400	1,037,952
LyondellBasell Industries NV, Class A	6,070	520,685
Monsanto Co.	2,354	247,664
Sherwin-Williams Co. (The)	266	71,485

		3,179,565

Commercial Services & Supplies - 0.3%
Cintas Corp.	3,543	409,429
Republic Services, Inc.	1,912	109,080

		518,509

Communications Equipment - 1.1%
Arista Networks, Inc. *	990	95,802
Brocade Communications Systems, Inc.	2,783	34,760
Cisco Systems, Inc.	56,610	1,710,754

		1,841,316

Construction & Engineering - 0.0% (a)
Jacobs Engineering Group, Inc. *	1,257	71,649

Consumer Finance - 0.5%
Capital One Financial Corp.	7,156	624,290
Discover Financial Services	3,668	264,426

		888,716

Containers & Packaging - 0.3%
Avery Dennison Corp.	1,201	84,334
International Paper Co.	9,024	478,814

		563,148

Distributors - 0.0% (a)
LKQ Corp. *	2,069	63,415

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	13,085	2,132,593

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	30,667	1,304,268
CenturyLink, Inc.	4,548	108,151
Verizon Communications, Inc.	20,281	1,082,600

		2,495,019

Electric Utilities - 2.3%
American Electric Power Co., Inc.	9,901	623,367
Edison International	2,059	148,227
Exelon Corp.	25,465	903,753
Pinnacle West Capital Corp.	18,665	1,456,430
Xcel Energy, Inc.	13,720	558,404

		3,690,181

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics, Inc. *	9,682	690,327
Avnet, Inc.	3,796	180,727
CDW Corp.	2,471	128,714
Corning, Inc.	32,067	778,266
Dolby Laboratories, Inc., Class A	6,751	305,078
Jabil Circuit, Inc.	2,097	49,636

		2,132,748

Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	3,064	199,068
Rowan Cos. plc, Class A*	48,476	915,712

		1,114,780

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	3,811	402,747
AvalonBay Communities, Inc.	848	150,223
Boston Properties, Inc.	666	83,769
Crown Castle International Corp.	1,636	141,956
Digital Realty Trust, Inc.	2,957	290,555
Equinix, Inc.	908	324,528
Equity Residential	4,132	265,936
Essex Property Trust, Inc.	218	50,685
Federal Realty Investment Trust	366	52,012
General Growth Properties, Inc.	3,378	84,382
HCP, Inc.	3,475	103,277
Host Hotels & Resorts, Inc.	6,659	125,456
Kimco Realty Corp.	5,802	145,978
Macerich Co. (The)	2,285	161,869
Prologis, Inc.	5,012	264,583
Public Storage	2,089	466,892
Quality Care Properties, Inc. *	695	10,773
Realty Income Corp.	5,417	311,369
Simon Property Group, Inc.	3,193	567,300
Ventas, Inc.	6,489	405,692
Vornado Realty Trust	648	67,632
Welltower, Inc.	2,033	136,069
Weyerhaeuser Co.	4,966	149,427

		4,763,110

Food & Staples Retailing - 1.3%
Kroger Co. (The)	2,433	83,963
Walgreens Boots Alliance, Inc.	1,043	86,319
Wal-Mart Stores, Inc.	28,233	1,951,465

		2,121,747

Food Products - 3.0%
Hormel Foods Corp.	12,219	425,343
Ingredion, Inc.	10,323	1,289,962
JM Smucker Co. (The)	3,275	419,397
Kraft Heinz Co. (The)	2,933	256,110

Investments	Shares	Value ($)
Food Products - 3.0% (continued)
Pilgrim’s Pride Corp.	28,625	543,589
Tyson Foods, Inc., Class A	31,368	1,934,778

		4,869,179

Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	26,453	1,172,926
Danaher Corp.	3,850	299,684
St Jude Medical, Inc.	674	54,048

		1,526,658

Health Care Providers & Services - 2.9%
Aetna, Inc.	7,222	895,600
Anthem, Inc.	4,617	663,786
Cigna Corp.	1,272	169,672
Humana, Inc.	746	152,207
UnitedHealth Group, Inc.	7,879	1,260,955
WellCare Health Plans, Inc. *	11,823	1,620,697

		4,762,917

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	17,122	891,371
Darden Restaurants, Inc.	10,834	787,848
International Game Technology plc	21,027	536,609
Las Vegas Sands Corp.	3,735	199,486
McDonald’s Corp.	1,933	235,285
Wyndham Worldwide Corp.	1,323	101,038

		2,751,637

Household Durables - 0.5%
DR Horton, Inc.	19,849	542,473
Garmin Ltd.	1,333	64,637
Whirlpool Corp.	1,359	247,026

		854,136

Household Products - 1.6%
Procter & Gamble Co. (The)	30,428	2,558,386
Spectrum Brands Holdings, Inc.	551	67,404

		2,625,790

Industrial Conglomerates - 0.5%
3M Co.	1,376	245,712
Carlisle Cos., Inc.	2,434	268,446
General Electric Co.	9,548	301,717

		815,875

Insurance - 4.5%
Aflac, Inc.	11,126	774,370
Allstate Corp. (The)	15,081	1,117,804
American Financial Group, Inc.	2,020	178,002
Assured Guaranty Ltd.	17,687	668,038
Chubb Ltd.	7,280	961,834
Cincinnati Financial Corp.	2,546	192,859
Everest Re Group Ltd.	2,552	552,253
Hanover Insurance Group, Inc. (The)	647	58,883
Prudential Financial, Inc.	8,245	857,975
Reinsurance Group of America, Inc.	2,505	315,204
Travelers Cos., Inc. (The)	12,093	1,480,425
Unum Group	2,416	106,135

		7,263,782

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc. *	2,243	1,681,958
Priceline Group, Inc. (The)*	216	316,669

		1,998,627

Internet Software & Services - 4.4%
Akamai Technologies, Inc. *	10,924	728,412
Alphabet, Inc., Class A*	2,330	1,846,409

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Internet Software & Services - 4.4% (continued)
Alphabet, Inc., Class C *	1,898	1,464,914
eBay, Inc. *	38,857	1,153,664
Facebook, Inc., Class A *	15,855	1,824,118
VeriSign, Inc. *	916	69,680

		7,087,197

IT Services - 1.9%
Accenture plc, Class A	7,680	899,558
Amdocs Ltd.	4,246	247,330
Cognizant Technology Solutions Corp., Class A *	5,777	323,685
Computer Sciences Corp.	5,796	344,398
Fiserv, Inc. *	889	94,483
International Business Machines Corp.	4,314	716,081
Leidos Holdings, Inc.	1,806	92,359
Western Union Co. (The)	6,033	131,037
Xerox Corp.	24,903	217,403

		3,066,334

Life Sciences Tools & Services - 0.3%
Bruker Corp.	10,110	214,130
Charles River Laboratories International, Inc. *	3,030	230,855
Mettler-Toledo International, Inc. *	173	72,411

		517,396

Machinery - 2.1%
Cummins, Inc.	4,041	552,284
Illinois Tool Works, Inc.	3,631	444,652
Ingersoll-Rand plc	2,253	169,065
Oshkosh Corp.	16,309	1,053,725
Stanley Black & Decker, Inc.	4,216	483,533
Toro Co. (The)	1,452	81,239
Trinity Industries, Inc.	21,041	584,098

		3,368,596

Media - 1.3%
CBS Corp., Class B	7,231	460,036
Comcast Corp., Class A	10,061	694,712
News Corp., Class A	8,017	91,875
Scripps Networks Interactive, Inc., Class A	4,181	298,398
TEGNA, Inc.	2,421	51,785
Time Warner, Inc.	5,444	525,510

		2,122,316

Metals & Mining - 0.5%
Newmont Mining Corp.	2,949	100,472
Reliance Steel & Aluminum Co.	2,812	223,667
Steel Dynamics, Inc.	11,808	420,129

		744,268

Multiline Retail - 0.1%
Kohl’s Corp.	1,296	63,997
Target Corp.	1,996	144,171

		208,168

Multi-Utilities - 1.3%
Ameren Corp.	16,375	859,033
Consolidated Edison, Inc.	7,836	577,356
Public Service Enterprise Group, Inc.	13,273	582,419
Vectren Corp.	1,193	62,215

		2,081,023

Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. *	40,135	949,193

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 1.9% (continued)
ConocoPhillips	1,400	70,196
Exxon Mobil Corp.	7,248	654,204
Pioneer Natural Resources Co.	794	142,975
Southwestern Energy Co. *	16,375	177,177
Spectra Energy Corp.	4,485	184,289
Valero Energy Corp.	11,037	754,048
World Fuel Services Corp.	2,460	112,939

		3,045,021

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	3,038	145,156

Pharmaceuticals - 3.0%
Johnson & Johnson	20,901	2,408,004
Mallinckrodt plc *	4,450	221,699
Merck & Co., Inc.	19,697	1,159,563
Pfizer, Inc.	33,338	1,082,818

		4,872,084

Professional Services - 0.1%
Equifax, Inc.	1,251	147,906

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	4,543	143,059
Jones Lang LaSalle, Inc.	772	78,003

		221,062

Road & Rail - 0.5%
CSX Corp.	13,801	495,870
Norfolk Southern Corp.	714	77,162
Union Pacific Corp.	1,827	189,423

		762,455

Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	53,888	1,738,966
First Solar, Inc. *	2,558	82,086
Intel Corp.	53,805	1,951,507
Lam Research Corp.	5,492	580,669
Micron Technology, Inc. *	7,712	169,047
NVIDIA Corp.	16,109	1,719,475
QUALCOMM, Inc.	12,528	816,825
Teradyne, Inc.	3,157	80,188
Texas Instruments, Inc.	18,513	1,350,894

		8,489,657

Software - 3.9%
Activision Blizzard, Inc.	14,902	538,111
Adobe Systems, Inc. *	2,751	283,216
CA, Inc.	1,723	54,740
Citrix Systems, Inc. *	11,843	1,057,698
Microsoft Corp.	53,079	3,298,329
Oracle Corp.	5,078	195,249
Synopsys, Inc. *	1,540	90,644
VMware, Inc., Class A *(b)	9,841	774,782

		6,292,769

Specialty Retail - 3.3%
Best Buy Co., Inc.	28,056	1,197,150
Foot Locker, Inc.	10,719	759,870
Home Depot, Inc. (The)	10,523	1,410,924
Lowe’s Cos., Inc.	4,099	291,521
Murphy USA, Inc. *	5,596	343,986
Ross Stores, Inc.	4,649	304,974
TJX Cos., Inc. (The)	5,334	400,743

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Specialty Retail - 3.3% (continued)
Urban Outfitters, Inc. *	20,217	575,780

		5,284,948

Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	42,579	4,931,500
Hewlett Packard Enterprise Co.	74,615	1,726,591
HP, Inc.	77,418	1,148,883

		7,806,974

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	469	40,517
Michael Kors Holdings Ltd. *	20,581	884,571

		925,088

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	5,186	82,509

Tobacco - 1.2%
Altria Group, Inc.	11,955	808,397
Philip Morris International, Inc.	9,499	869,064
Reynolds American, Inc.	4,087	229,035

		1,906,496

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	3,993	368,913
United Rentals, Inc. *	2,683	283,271

		652,184

TOTAL COMMON STOCKS (Cost $135,911,856)		149,666,262

EXCHANGE TRADED FUND - 6.7%
SPDR S&P 500 Fund Trust
(Cost $10,472,000)	48,601	10,863,782

SHORT-TERM INVESTMENT - 2.3%

INVESTMENT COMPANY - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $3,812,028)(2)(c)	3,812,028	3,812,028

SECURITIES LENDING COLLATERAL - 0.2%

Money Market Fund - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $258,450)(2)(c)(d)	258,450	258,450

Total Investments In Securities At Value - 101.3% (Cost $150,454,334)		164,600,522

Liabilities In Excess Of Other Assets - (1.3)%		(2,041,108)

Net Assets - 100.0%		162,559,414

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$16,277,632	10.0%
Consumer Staples	14,059,032	8.6
Energy	4,159,801	2.6
Exchange Traded Fund	10,863,782	6.7
Financials	28,714,955	17.7
Health Care	13,842,070	8.5
Industrials	18,158,401	11.2
Information Technology	36,716,996	22.6
Materials	4,486,980	2.8
Real Estate	4,984,172	3.0
Telecommunication Services	2,495,019	1.5
Utilities	5,771,204	3.6
Short-Term Investment	3,812,028	2.3
Securities Lending Collateral	258,450	0.2

Total Investments In Securities At Value	164,600,522	101.3
Liabilities in Excess of Other Assets	(2,041,108)	(1.3)

Net Assets	$162,559,414	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $253,152.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipts

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 95.0%

Aerospace & Defense - 0.6%
AAR Corp.	522	17,252
Curtiss-Wright Corp.	441	43,377
Engility Holdings, Inc. *	270	9,099
Moog, Inc., Class A *	137	8,998
National Presto Industries, Inc.	153	16,279
Vectrus, Inc. *	1,095	26,116

		121,121

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	739	11,795
Hub Group, Inc., Class A *	503	22,006

		33,801

Airlines - 0.3%
Allegiant Travel Co.	100	16,640
Hawaiian Holdings, Inc. *	353	20,121
SkyWest, Inc.	613	22,344

		59,105

Auto Components - 4.4%
American Axle & Manufacturing Holdings, Inc. *	7,884	152,161
Cooper Tire & Rubber Co.	3,151	122,416
Cooper-Standard Holdings, Inc. *	2,208	228,263
Dorman Products, Inc. *	377	27,544
Drew Industries, Inc.	1,450	156,238
Metaldyne Performance Group, Inc.	952	21,848
Standard Motor Products, Inc.	409	21,767
Stoneridge, Inc. *	3,381	59,810
Superior Industries International, Inc.	1,578	41,580
Tenneco, Inc. *	1,746	109,073
Tower International, Inc.	538	15,252

		955,952

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	6,077

Banks - 9.0%
1st Source Corp.	596	26,617
Banc of California, Inc.	4,228	73,356
BancorpSouth, Inc.	1,587	49,276
Bank of the Ozarks, Inc.	376	19,774
Berkshire Hills Bancorp, Inc.	191	7,038
BNC Bancorp	350	11,165
Brookline Bancorp, Inc.	576	9,446
Cardinal Financial Corp.	302	9,903
Cathay General Bancorp	1,997	75,946
CenterState Banks, Inc.	1,055	26,554
Chemical Financial Corp.	955	51,732
City Holding Co.	128	8,653
Columbia Banking System, Inc.	372	16,621
Community Trust Bancorp, Inc.	222	11,011
Customers Bancorp, Inc. *	1,062	38,041
Eagle Bancorp, Inc. *	212	12,921
Enterprise Financial Services Corp.	721	31,003
Fidelity Southern Corp.	893	21,137
Financial Institutions, Inc.	112	3,830
First BanCorp *	2,432	16,076
First Busey Corp.	276	8,495
First Citizens BancShares, Inc., Class A	167	59,285

Investments	Shares	Value ($)
Banks - 9.0% (continued)
First Commonwealth Financial Corp.	537	7,615
First Financial Bancorp	386	10,982
First Financial Corp.	157	8,290
First Interstate BancSystem, Inc., Class A	1,193	50,762
First Merchants Corp.	770	28,991
First Midwest Bancorp, Inc.	830	20,941
Flushing Financial Corp.	411	12,079
FNB Corp.	733	11,750
Fulton Financial Corp.	3,838	72,154
Great Southern Bancorp, Inc.	426	23,281
Great Western Bancorp, Inc.	3,013	131,337
Hancock Holding Co.	610	26,291
Hanmi Financial Corp.	456	15,914
Heartland Financial USA, Inc.	596	28,608
Heritage Financial Corp.	437	11,253
Hilltop Holdings, Inc.	1,191	35,492
Home BancShares, Inc.	505	14,024
Hope Bancorp, Inc.	603	13,200
Independent Bank Group, Inc.	131	8,174
International Bancshares Corp.	1,449	59,119
LegacyTexas Financial Group, Inc.	807	34,749
MB Financial, Inc.	1,204	56,865
NBT Bancorp, Inc.	821	34,383
Old National Bancorp	1,544	28,024
Pacific Premier Bancorp, Inc. *	645	22,801
Peapack Gladstone Financial Corp.	103	3,181
Preferred Bank	378	19,815
PrivateBancorp, Inc.	529	28,667
Prosperity Bancshares, Inc.	1,545	110,900
Renasant Corp.	315	13,299
Sandy Spring Bancorp, Inc.	415	16,596
ServisFirst Bancshares, Inc.	668	25,010
Simmons First National Corp., Class A	152	9,447
Stock Yards Bancorp, Inc.	234	10,986
Texas Capital Bancshares, Inc. *	672	52,685
Towne Bank	1,008	33,516
TriCo Bancshares	365	12,476
Trustmark Corp.	1,520	54,188
UMB Financial Corp.	336	25,912
Umpqua Holdings Corp.	2,470	46,387
Webster Financial Corp.	964	52,326
Wintrust Financial Corp.	1,079	78,303

		1,948,653

Beverages - 0.7%
MGP Ingredients, Inc.	1,406	70,272
National Beverage Corp.	1,624	82,954

		153,226

Biotechnology - 3.4%
Acorda Therapeutics, Inc. *	521	9,795
AMAG Pharmaceuticals, Inc. *	1,156	40,229
ARIAD Pharmaceuticals, Inc. *	1,802	22,417
BioSpecifics Technologies Corp. *	389	21,667
Eagle Pharmaceuticals, Inc. *	509	40,384
Emergent BioSolutions, Inc. *	2,393	78,586
Enanta Pharmaceuticals, Inc. *	618	20,703
Exact Sciences Corp. *	1,928	25,758
Exelixis, Inc. *	6,474	96,527
Five Prime Therapeutics, Inc. *	1,800	90,198
Lexicon Pharmaceuticals, Inc. *	1,133	15,669

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Biotechnology - 3.4% (continued)
Ligand Pharmaceuticals, Inc. *	265	26,927
Myriad Genetics, Inc. *	861	14,353
PDL BioPharma, Inc.	17,511	37,123
Prothena Corp. plc (Ireland) *	347	17,069
Radius Health, Inc. *	320	12,170
Repligen Corp. *	659	20,310
Retrophin, Inc. *	1,881	35,607
Spark Therapeutics, Inc. *	483	24,102
TESARO, Inc. *	258	34,696
Xencor, Inc. *	1,715	45,139

		729,429

Building Products - 3.0%
American Woodmark Corp. *	521	39,205
Apogee Enterprises, Inc.	513	27,476
Gibraltar Industries, Inc. *	2,207	91,922
Insteel Industries, Inc.	5,095	181,586
Patrick Industries, Inc. *	1,110	84,693
Ply Gem Holdings, Inc. *	2,554	41,503
Trex Co., Inc. *	508	32,715
Universal Forest Products, Inc.	1,401	143,154

		642,254

Capital Markets - 0.3%
INTL. FCStone, Inc. *	1,006	39,838
Janus Capital Group, Inc.	594	7,882
Piper Jaffray Cos. *	149	10,802

		58,522

Chemicals - 2.7%
American Vanguard Corp.	513	9,824
Chase Corp.	160	13,368
Chemours Co. (The)	6,056	133,777
Chemtura Corp. *	261	8,665
FutureFuel Corp.	496	6,894
GCP Applied Technologies, Inc. *	652	17,441
Ingevity Corp. *	423	23,206
Innospec, Inc.	805	55,142
Kraton Corp. *	969	27,597
Minerals Technologies, Inc.	163	12,592
Rayonier Advanced Materials, Inc.	5,130	79,310
Stepan Co.	540	43,999
Trinseo SA	2,455	145,582

		577,397

Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	206	8,413
ACCO Brands Corp. *	8,789	114,697
Brady Corp., Class A	339	12,729
Brink’s Co. (The)	197	8,126
Deluxe Corp.	973	69,677
Ennis, Inc.	4,170	72,350
G&K Services, Inc., Class A	129	12,442
Herman Miller, Inc.	1,351	46,204
HNI Corp.	1,074	60,058
Knoll, Inc.	642	17,931
Quad/Graphics, Inc.	1,355	36,422
Steelcase, Inc., Class A	1,633	29,231
Tetra Tech, Inc.	377	16,268
UniFirst Corp.	160	22,984
Viad Corp.	153	6,747
West Corp.	779	19,288

		553,567

Communications Equipment - 2.7%
Applied Optoelectronics, Inc. *	594	13,923
Ciena Corp. *	264	6,444

Investments	Shares	Value ($)
Communications Equipment - 2.7% (continued)
Extreme Networks, Inc. *	4,013	20,185
Finisar Corp. *	4,686	141,845
InterDigital, Inc.	571	52,161
Lumentum Holdings, Inc. *	2,783	107,563
NETGEAR, Inc. *	2,597	141,147
Oclaro, Inc. *	1,929	17,265
Plantronics, Inc.	480	26,285
Sonus Networks, Inc. *	1,735	10,931
Ubiquiti Networks, Inc. *	823	47,569

		585,318

Construction & Engineering - 1.4%
Argan, Inc.	1,203	84,872
Comfort Systems USA, Inc.	390	12,987
Dycom Industries, Inc. *	433	34,765
EMCOR Group, Inc.	1,222	86,469
MasTec, Inc. *	1,271	48,616
MYR Group, Inc. *	395	14,883
Tutor Perini Corp. *	1,023	28,644

		311,236

Construction Materials - 0.1%
Headwaters, Inc. *	874	20,557
US Concrete, Inc. *	110	7,205

		27,762

Consumer Finance - 0.5%
FirstCash, Inc.	490	23,030
LendingClub Corp. *	3,386	17,777
Nelnet, Inc., Class A	342	17,357
Regional Management Corp. *	348	9,145
World Acceptance Corp. *	605	38,889

		106,198

Containers & Packaging - 0.0% (a)
AEP Industries, Inc.	68	7,895

Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	7,839

Diversified Consumer Services - 1.2%
American Public Education, Inc. *	2,768	67,954
Capella Education Co.	262	23,004
Career Education Corp. *	5,761	58,129
DeVry Education Group, Inc.	912	28,454
Grand Canyon Education, Inc. *	686	40,097
K12, Inc. *	636	10,914
LifeLock, Inc. *	932	22,293

		250,845

Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. *	462	10,326
FairPoint Communications, Inc. *	1,140	21,318
General Communication, Inc., Class A *	525	10,211
IDT Corp., Class B	1,081	20,042
Inteliquent, Inc.	692	15,861
Vonage Holdings Corp. *	1,583	10,843

		88,601

Electric Utilities - 0.3%
Portland General Electric Co.	347	15,035
Spark Energy, Inc., Class A	1,893	57,358

		72,393

Electrical Equipment - 0.2%
Encore Wire Corp.	442	19,161
EnerSys	337	26,320
LSI Industries, Inc.	530	5,162

		50,643

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 4.3%
AVX Corp.	825	12,895
Belden, Inc.	892	66,695
Benchmark Electronics, Inc. *	228	6,954
Coherent, Inc. *	1,033	141,919
CTS Corp.	344	7,706
ePlus, Inc. *	306	35,251
Fabrinet (Thailand) *	810	32,643
II-VI, Inc. *	1,298	38,486
Insight Enterprises, Inc. *	755	30,532
Methode Electronics, Inc.	1,209	49,992
Plexus Corp. *	193	10,430
Sanmina Corp. *	4,382	160,600
SYNNEX Corp.	855	103,472
Tech Data Corp. *	1,534	129,899
TTM Technologies, Inc. *	5,642	76,900
Vishay Intertechnology, Inc.	1,424	23,069

		927,443

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	7,425	97,490
Matrix Service Co. *	333	7,559
McDermott International, Inc. *	4,903	36,233
US Silica Holdings, Inc.	1,542	87,401

		228,683

Equity Real Estate Investment Trusts (REITs) - 6.3%
Acadia Realty Trust	671	21,928
Agree Realty Corp.	647	29,794
American Assets Trust, Inc.	285	12,278
CBL & Associates Properties, Inc.	2,030	23,345
Chatham Lodging Trust	278	5,713
Chesapeake Lodging Trust	556	14,378
Colony Starwood Homes	606	17,459
CoreSite Realty Corp.	426	33,812
Cousins Properties, Inc.	3,543	30,151
DiamondRock Hospitality Co.	2,138	24,651
DuPont Fabros Technology, Inc.	991	43,535
EastGroup Properties, Inc.	226	16,688
Education Realty Trust, Inc.	774	32,740
FelCor Lodging Trust, Inc.	2,524	20,217
First Industrial Realty Trust, Inc.	1,399	39,242
Four Corners Property Trust, Inc.	1,506	30,903
Franklin Street Properties Corp.	2,177	28,214
GEO Group, Inc. (The)	983	35,319
Global Net Lease, Inc.	1,504	11,776
Government Properties Income Trust	827	15,767
Gramercy Property Trust	4,312	39,584
Healthcare Realty Trust, Inc.	1,261	38,234
Hudson Pacific Properties, Inc.	764	26,572
Kite Realty Group Trust	646	15,168
LaSalle Hotel Properties	1,025	31,232
Lexington Realty Trust	3,045	32,886
LTC Properties, Inc.	343	16,114
Mack-Cali Realty Corp.	1,735	50,350
Medical Properties Trust, Inc.	3,498	43,026
Monmouth Real Estate Investment Corp.	2,008	30,602
Monogram Residential Trust, Inc.	2,128	23,025
National Health Investors, Inc.	344	25,515
New York REIT, Inc.	1,150	11,638
Pebblebrook Hotel Trust	724	21,539

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 6.3% (continued)
Pennsylvania REIT	778	14,751
Physicians Realty Trust	1,228	23,283
Potlatch Corp.	559	23,282
PS Business Parks, Inc.	119	13,866
QTS Realty Trust, Inc., Class A	505	25,073
Ramco-Gershenson Properties Trust	870	14,425
Retail Opportunity Investments Corp.	955	20,179
Rexford Industrial Realty, Inc.	980	22,726
RLJ Lodging Trust	1,239	30,343
Ryman Hospitality Properties, Inc.	512	32,261
Sabra Health Care REIT, Inc.	796	19,438
Select Income REIT	922	23,234
Seritage Growth Properties, Class A	414	17,682
STAG Industrial, Inc.	722	17,234
Summit Hotel Properties, Inc.	1,776	28,469
Sunstone Hotel Investors, Inc.	2,588	39,467
Terreno Realty Corp.	727	20,712
Urban Edge Properties	942	25,915
Washington Prime Group, Inc.	2,142	22,298
Washington REIT	619	20,235
Xenia Hotels & Resorts, Inc.	991	19,245

		1,367,513

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	216	10,390
SpartanNash Co.	728	28,785
SUPERVALU, Inc. *	1,513	7,066
United Natural Foods, Inc. *	154	7,349
Weis Markets, Inc.	279	18,648

		72,238

Food Products - 2.3%
B&G Foods, Inc.	174	7,621
Cal-Maine Foods, Inc.	181	7,996
Darling Ingredients, Inc. *	2,230	28,789
Dean Foods Co.	1,196	26,049
Fresh Del Monte Produce, Inc.	950	57,599
John B Sanfilippo & Son, Inc.	1,378	96,997
Lancaster Colony Corp.	98	13,856
Omega Protein Corp. *	6,552	164,128
Sanderson Farms, Inc.	971	91,507

		494,542

Gas Utilities - 1.0%
ONE Gas, Inc.	1,344	85,962
Southwest Gas Corp.	1,570	120,294

		206,256

Health Care Equipment & Supplies - 1.3%
Anika Therapeutics, Inc. *	1,127	55,178
Cynosure, Inc., Class A *	140	6,384
ICU Medical, Inc. *	129	19,008
Integra LifeSciences Holdings Corp. *	223	19,131
iRadimed Corp. *	901	10,001
LeMaitre Vascular, Inc.	739	18,726
Masimo Corp. *	934	62,952
Natus Medical, Inc. *	353	12,284
NuVasive, Inc. *	213	14,348
OraSure Technologies, Inc. *	3,949	34,672
Penumbra, Inc. *	127	8,103
TransEnterix, Inc. *	8,483	11,028

		271,815

Health Care Providers & Services - 1.4%
Aceto Corp.	485	10,655
AMN Healthcare Services, Inc. *	1,407	54,099
BioTelemetry, Inc. *	2,185	48,835

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Health Care Providers & Services - 1.4% (continued)
Chemed Corp.	304	48,765
Healthways, Inc. *	984	22,386
Molina Healthcare, Inc. *	702	38,091
Nobilis Health Corp. *	1,289	2,707
Select Medical Holdings Corp. *	785	10,401
Team Health Holdings, Inc. *	711	30,893
Triple-S Management Corp., Class B *	2,109	43,656

		310,488

Health Care Technology - 0.3%
HMS Holdings Corp. *	3,080	55,933

Hotels, Restaurants & Leisure - 1.7%
Bloomin’ Brands, Inc.	378	6,815
Caesars Entertainment Corp. *	1,593	13,541
Carrols Restaurant Group, Inc. *	724	11,041
Cheesecake Factory, Inc. (The)	206	12,335
Cracker Barrel Old Country Store, Inc.	321	53,601
Dave & Buster’s Entertainment, Inc. *	824	46,391
Eldorado Resorts, Inc. *	6,127	103,853
Isle of Capri Casinos, Inc. *	867	21,406
Jack in the Box, Inc.	113	12,615
Marcus Corp. (The)	373	11,750
Marriott Vacations Worldwide Corp.	222	18,837
Papa John’s International, Inc.	116	9,927
Ruth’s Hospitality Group, Inc.	1,008	18,446
Sonic Corp.	357	9,464
Texas Roadhouse, Inc.	339	16,353

		366,375

Household Durables - 1.2%
Bassett Furniture Industries, Inc.	1,542	46,877
Beazer Homes USA, Inc. *	2,181	29,007
Ethan Allen Interiors, Inc.	830	30,585
Hooker Furniture Corp.	540	20,493
KB Home	2,196	34,719
La-Z-Boy, Inc.	1,426	44,277
LGI Homes, Inc. *(b)	652	18,732
TopBuild Corp. *	651	23,176
ZAGG, Inc. *	1,092	7,753

		255,619

Household Products - 0.2%
Central Garden & Pet Co., Class A *	780	24,102
HRG Group, Inc. *	1,172	18,236

		42,338

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	296	15,872

Insurance - 4.8%
Ambac Financial Group, Inc. *	2,042	45,945
AMERISAFE, Inc.	595	37,098
Argo Group International Holdings Ltd.	1,063	70,052
CNO Financial Group, Inc.	5,135	98,335
Employers Holdings, Inc.	3,538	140,105
Enstar Group Ltd. *	107	21,154
FBL Financial Group, Inc., Class A	333	26,024
Federated National Holding Co.	955	17,849
Genworth Financial, Inc., Class A *	7,815	29,775
HCI Group, Inc.	253	9,988
Heritage Insurance Holdings, Inc.	2,226	34,881
Horace Mann Educators Corp.	851	36,423
Infinity Property & Casualty Corp.	97	8,526

Investments	Shares	Value ($)
Insurance - 4.8% (continued)
James River Group Holdings Ltd.	518	21,523
Maiden Holdings Ltd.	1,955	34,115
National General Holdings Corp.	765	19,117
National Western Life Group, Inc., Class A	55	17,094
Navigators Group, Inc. (The)	423	49,808
Primerica, Inc.	1,503	103,933
Selective Insurance Group, Inc.	1,516	65,264
United Fire Group, Inc.	1,204	59,201
United Insurance Holdings Corp.	1,661	25,148
Universal Insurance Holdings, Inc.	2,310	65,604

		1,036,962

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	1,397	14,948
Nutrisystem, Inc.	525	18,191
PetMed Express, Inc.	397	9,159

		42,298

Internet Software & Services - 1.7%
Brightcove, Inc. *	1,701	13,693
Five9, Inc. *	1,740	24,691
GrubHub, Inc. *	229	8,615
j2 Global, Inc.	941	76,974
LogMeIn, Inc.	424	40,937
MeetMe, Inc. *	16,146	79,600
NIC, Inc.	580	13,862
RetailMeNot, Inc. *	1,984	18,451
Shutterstock, Inc. *	760	36,115
Stamps.com, Inc. *	523	59,962

		372,900

IT Services - 2.8%
CACI International, Inc., Class A *	334	41,516
Cardtronics plc, Class A *	311	16,971
Convergys Corp.	2,846	69,898
CSG Systems International, Inc.	2,001	96,848
Everi Holdings, Inc. *	3,093	6,712
ExlService Holdings, Inc. *	628	31,676
Hackett Group, Inc. (The)	3,816	67,391
NeuStar, Inc., Class A *	3,049	101,837
Science Applications International Corp.	905	76,744
Sykes Enterprises, Inc. *	3,004	86,695
TeleTech Holdings, Inc.	272	8,296

		604,584

Leisure Products - 1.3%
JAKKS Pacific, Inc. *	883	4,547
Nautilus, Inc. *	2,213	40,941
Smith & Wesson Holding Corp. *(b)	8,618	181,667
Sturm Ruger & Co., Inc.	937	49,380

		276,535

Life Sciences Tools & Services - 0.6%
Cambrex Corp. *	1,585	85,511
INC Research Holdings, Inc., Class A *	546	28,720
PRA Health Sciences, Inc. *	319	17,583

		131,814

Machinery - 3.6%
Alamo Group, Inc.	544	41,398
Altra Industrial Motion Corp.	431	15,904
American Railcar Industries, Inc.	235	10,643
Astec Industries, Inc.	581	39,194
Barnes Group, Inc.	736	34,901
CLARCOR, Inc.	525	43,297

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Machinery - 3.6% (continued)
Douglas Dynamics, Inc.	481	16,186
Energy Recovery, Inc. *	6,154	63,694
Federal Signal Corp.	427	6,665
FreightCar America, Inc.	526	7,853
Global Brass & Copper Holdings, Inc.	1,620	55,566
Greenbrier Cos., Inc. (The)	2,259	93,861
Hillenbrand, Inc.	227	8,705
John Bean Technologies Corp.	342	29,395
Joy Global, Inc.	988	27,664
Kadant, Inc.	399	24,419
Lydall, Inc. *	909	56,222
Meritor, Inc. *	1,124	13,960
Mueller Industries, Inc.	234	9,351
Standex International Corp.	342	30,045
Supreme Industries, Inc., Class A	4,605	72,299
Wabash National Corp.	5,342	84,510

		785,732

Marine - 0.1%
Matson, Inc.	320	11,325

Media - 0.7%
Gannett Co., Inc.	5,124	49,754
Gray Television, Inc. *	1,816	19,704
Media General, Inc. *	744	14,009
Meredith Corp.	227	13,427
MSG Networks, Inc., Class A *	724	15,566
New Media Investment Group, Inc.	723	11,561
New York Times Co. (The), Class A	1,221	16,239
Sinclair Broadcast Group, Inc., Class A	585	19,510

		159,770

Metals & Mining - 2.4%
AK Steel Holding Corp. *	6,284	64,159
Cliffs Natural Resources, Inc. *	10,281	86,463
Coeur Mining, Inc. *	1,480	13,453
Commercial Metals Co.	4,501	98,032
Hecla Mining Co.	3,653	19,142
Olympic Steel, Inc.	1,618	39,204
Ryerson Holding Corp. *	4,488	59,915
SunCoke Energy, Inc. *	2,085	23,644
Worthington Industries, Inc.	2,457	116,560

		520,572

Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Apollo Commercial Real Estate Finance, Inc.	1,429	23,750
ARMOUR Residential REIT, Inc.	330	7,158
Capstead Mortgage Corp.	3,758	38,294
Colony Capital, Inc., Class A	962	19,480
CYS Investments, Inc.	4,773	36,895
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	539	10,236
Invesco Mortgage Capital, Inc.	2,024	29,550
New Residential Investment Corp.	2,914	45,808
PennyMac Mortgage Investment Trust	1,350	22,100
Redwood Trust, Inc.	2,043	31,074

		264,345

Multi-Utilities - 0.0% (a)
Avista Corp.	153	6,118

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 1.3%
Bill Barrett Corp. *	2,418	16,902
Callon Petroleum Co. *	3,170	48,723
Denbury Resources, Inc. *	2,175	8,004
Gener8 Maritime, Inc. *	1,573	7,047
Jones Energy, Inc., Class A *	4,328	21,640
Oasis Petroleum, Inc. *	3,215	48,675
Renewable Energy Group, Inc. *	1,128	10,942
REX American Resources Corp. *	346	34,167
RSP Permian, Inc. *	655	29,226
Scorpio Tankers, Inc. (Monaco)	3,881	17,581
Western Refining, Inc.	899	34,027
Westmoreland Coal Co. *	451	7,969

		284,903

Paper & Forest Products - 0.3%
Clearwater Paper Corp. *	200	13,110
Neenah Paper, Inc.	279	23,771
PH Glatfelter Co.	1,161	27,736

		64,617

Personal Products - 0.8%
Avon Products, Inc. *	1,170	5,897
Medifast, Inc.	218	9,075
Natural Health Trends Corp.	3,026	75,196
Revlon, Inc., Class A *	215	6,267
USANA Health Sciences, Inc. *	1,147	70,197

		166,632

Pharmaceuticals - 1.1%
Aerie Pharmaceuticals, Inc. *	164	6,208
Amphastar Pharmaceuticals, Inc. *	2,258	41,592
Corcept Therapeutics, Inc. *	2,729	19,813
Heska Corp. *	375	26,850
Innoviva, Inc. *	590	6,313
Phibro Animal Health Corp., Class A	288	8,438
Prestige Brands Holdings, Inc. *	661	34,438
SciClone Pharmaceuticals, Inc. *	5,784	62,467
Supernus Pharmaceuticals, Inc. *	1,179	29,770

		235,889

Professional Services - 2.0%
Barrett Business Services, Inc.	1,108	71,023
CBIZ, Inc. *	559	7,658
FTI Consulting, Inc. *	150	6,762
Huron Consulting Group, Inc. *	165	8,357
ICF International, Inc. *	362	19,982
Insperity, Inc.	2,310	163,895
Kelly Services, Inc., Class A	1,182	27,091
Kforce, Inc.	303	6,999
Mistras Group, Inc. *	970	24,910
Navigant Consulting, Inc. *	492	12,881
On Assignment, Inc. *	656	28,969
RPX Corp. *	745	8,046
TrueBlue, Inc. *	1,581	38,972

		425,545

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	361	16,198

Road & Rail - 0.4%
Saia, Inc. *	262	11,567
Swift Transportation Co. *	2,927	71,302

		82,869

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries, Inc. *	2,873	157,297
Advanced Micro Devices, Inc. *	7,750	87,885
Alpha & Omega Semiconductor Ltd. *	1,384	29,438

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Ambarella, Inc. *	979	52,993
Amkor Technology, Inc. *	7,054	74,420
Cirrus Logic, Inc. *	2,518	142,368
Entegris, Inc. *	893	15,985
GigPeak, Inc. *	2,818	7,101
Inphi Corp. *	1,088	48,546
Integrated Device Technology, Inc. *	2,622	61,774
Intersil Corp., Class A	1,374	30,640
IXYS Corp.	554	6,593
MaxLinear, Inc., Class A *	4,773	104,051
Microsemi Corp. *	1,020	55,049
MKS Instruments, Inc.	1,001	59,459
Monolithic Power Systems, Inc.	99	8,111
Nanometrics, Inc. *	280	7,017
NeoPhotonics Corp. *	3,353	36,246
Photronics, Inc. *	4,449	50,274
Power Integrations, Inc.	321	21,780
Rambus, Inc. *	447	6,155
Rudolph Technologies, Inc. *	1,202	28,067
Silicon Laboratories, Inc. *	138	8,970
Synaptics, Inc. *	998	53,473
Tessera Holding Corp.	873	38,587

		1,192,279

Software - 2.0%
Barracuda Networks, Inc. *	948	20,316
Ebix, Inc.	1,465	83,578
Ellie Mae, Inc. *	581	48,618
Fair Isaac Corp.	251	29,924
Gigamon, Inc. *	906	41,268
Mentor Graphics Corp.	1,717	63,340
Mitek Systems, Inc. *	5,450	33,518
Paycom Software, Inc. *	146	6,642
Progress Software Corp.	223	7,120
Rubicon Project, Inc. (The) *	1,276	9,468
Take-Two Interactive Software, Inc. *	1,073	52,888
TiVo Corp. *	1,058	22,112
VASCO Data Security International, Inc. *	623	8,504

		427,296

Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	4,259	64,609
Asbury Automotive Group, Inc. *	105	6,478
Big 5 Sporting Goods Corp.	988	17,142
Build-A-Bear Workshop, Inc. *	469	6,449
Caleres, Inc.	708	23,236
Cato Corp. (The), Class A	286	8,603
Children’s Place, Inc. (The)	683	68,949
Citi Trends, Inc.	395	7,442
Express, Inc. *	2,809	30,225
Francesca’s Holdings Corp. *	1,228	22,141
Genesco, Inc. *	158	9,812
Haverty Furniture Cos., Inc.	305	7,228
Kirkland’s, Inc. *	464	7,197
Office Depot, Inc.	9,422	42,587
Select Comfort Corp. *	489	11,061
Shoe Carnival, Inc.	500	13,490

		346,649

Technology Hardware, Storage & Peripherals - 0.3%
Cray, Inc. *	1,669	34,548
Super Micro Computer, Inc. *	1,292	36,241

		70,789

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp. *	167	9,250
Movado Group, Inc.	2,832	81,420
Vera Bradley, Inc. *	2,753	32,265

		122,935

Thrifts & Mortgage Finance - 3.4%
BofI Holding, Inc. *	1,594	45,509
Dime Community Bancshares, Inc.	673	13,527
Essent Group Ltd. *	744	24,083
EverBank Financial Corp.	878	17,077
Federal Agricultural Mortgage Corp., Class C	656	37,569
First Defiance Financial Corp.	680	34,503
Flagstar Bancorp, Inc. *	781	21,040
HomeStreet, Inc. *	1,743	55,079
Meta Financial Group, Inc.	263	27,063
MGIC Investment Corp. *	11,813	120,375
Oritani Financial Corp.	488	9,150
Provident Financial Services, Inc.	940	26,602
Radian Group, Inc.	6,470	116,331
United Financial Bancorp, Inc.	473	8,590
Walker & Dunlop, Inc. *	2,102	65,582
Washington Federal, Inc.	2,612	89,722
WSFS Financial Corp.	309	14,322

		726,124

Tobacco - 0.1%
Universal Corp.	169	10,774
Vector Group Ltd.	773	17,578

		28,352

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	115	6,831
GATX Corp.	639	39,349
H&E Equipment Services, Inc.	1,259	29,272

		75,452

Water Utilities - 0.1%
SJW Group	232	12,987

Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. *	2,598	5,585
Shenandoah Telecommunications Co.	760	20,748
Spok Holdings, Inc.	521	10,811

		37,144

TOTAL COMMON STOCKS (Cost $16,691,057)		20,492,564

EXCHANGE TRADED FUND - 3.3%
iShares Russell 2000 Fund (Cost $646,995)	5,306	715,514

SHORT-TERM INVESTMENT - 1.2%

INVESTMENT COMPANY - 1.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $252,109) (2)(c)	252,109	252,109

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Investments	Shares	Value ($)
SECURITIES LENDING COLLATERAL - 0.7%

Money Market Fund - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $140,546)(2)(c)(d)	140,546	140,546

Total Investments In Securities At Value - 100.2% (Cost $17,730,707)		21,600,733

Liabilities In Excess Of Other Assets - (0.2)%		(51,663)

Net Assets - 100.0%		21,549,070

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,790,895	13.0%
Consumer Staples	957,327	4.4
Energy	513,586	2.4
Exchange Traded Fund	715,514	3.3
Financials	4,140,804	19.1
Health Care	1,735,367	8.1
Industrials	3,152,650	14.6
Information Technology	4,180,610	19.3
Materials	1,198,243	5.6
Real Estate	1,383,711	6.4
Telecommunication Services	125,745	0.6
Utilities	313,626	1.5
Short-Term Investment	252,109	1.2
Securities Lending Collateral	140,546	0.7

Total Investments In Securities At Value	21,600,733	100.2
Liabilities in Excess of Other Assets	(51,663)	(0.2)

Net Assets	$21,549,070	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $136,282.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.7%

Australia - 5.9%
Amcor Ltd.	10,220	109,996
Aristocrat Leisure Ltd.	66,517	742,103
Australia & New Zealand Banking Group Ltd.	6,673	146,080
BHP Billiton Ltd.	31,889	571,286
Caltex Australia Ltd.	31,189	683,839
CIMIC Group Ltd.	39,681	998,419
Cochlear Ltd.	3,464	305,735
Commonwealth Bank of Australia	5,831	345,919
CSL Ltd.	2,228	161,128
Dexus Property Group, REIT	33,527	232,583
Flight Centre Travel Group Ltd.	5,956	134,228
Fortescue Metals Group Ltd.	338,242	1,413,514
Goodman Group, REIT	30,886	158,619
GPT Group (The), REIT	19,876	72,061
Harvey Norman Holdings Ltd.	25,100	93,002
Macquarie Group Ltd.	5,407	338,706
Qantas Airways Ltd.	23,435	56,139
REA Group Ltd.	2,810	111,670
Scentre Group, REIT	71,981	240,955
South32 Ltd.	99,244	195,367
Tabcorp Holdings Ltd.	100,805	349,239
Treasury Wine Estates Ltd.	62,484	480,666
Westpac Banking Corp.	8,476	198,965
Woodside Petroleum Ltd.	5,055	113,223

		8,253,442

Belgium - 1.4%
Ageas	17,982	710,771
Anheuser-Busch InBev SA/NV	836	88,486
Colruyt SA	4,779	236,202
Groupe Bruxelles Lambert SA	1,467	122,908
KBC Group NV	4,025	248,696
Umicore SA	11,103	631,665

		2,038,728

Canada - 8.2%
Agrium, Inc. (1)	1,305	131,176
Alimentation Couche-Tard, Inc., Class B (1)	7,864	356,579
Bank of Montreal (1)	8,976	645,598
Bank of Nova Scotia (The)(1)	15,059	838,499
Barrick Gold Corp. (1)	21,980	351,804
Canadian Imperial Bank of Commerce (1)	5,176	422,361
Canadian Tire Corp. Ltd., Class A (1)	2,858	296,454
CCL Industries, Inc., Class B (1)	491	96,470
CGI Group, Inc., Class A (1)*	18,964	910,170
Constellation Software, Inc. (1)	288	130,871
Dollarama, Inc. (1)	1,471	107,785
First Quantum Minerals Ltd. (1)	65,253	648,812
Great-West Lifeco, Inc. (1)	2,283	59,802
Kinross Gold Corp. (1)*	46,103	143,873
Metro, Inc. (1)	7,934	237,314
Open Text Corp. (1)	22,211	1,371,717
Royal Bank of Canada (1)	20,862	1,411,932
Saputo, Inc. (1)	28,692	1,015,273

Investments	Shares	Value ($)
Canada - 8.2% (continued)
Seven Generations Energy Ltd., Class A (1)*	9,156	213,514
Teck Resources Ltd., Class B (1)	38,517	770,828
Toronto-Dominion Bank (The) (1)	27,150	1,339,048

		11,499,880

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	537,600	301,437

Denmark - 1.9%
DSV A/S	8,024	356,348
Genmab A/S *	3,873	641,572
ISS A/S	8,807	296,822
Novo Nordisk A/S, Class B	11,902	426,951
Pandora A/S	1,550	202,337
Vestas Wind Systems A/S	10,427	675,300
William Demant Holding A/S *	3,393	58,935

		2,658,265

Finland - 1.2%
Neste OYJ	34,599	1,324,019
Nokia OYJ	42,143	202,124
Orion OYJ, Class B	3,101	137,783
UPM-Kymmene OYJ	2,816	68,867

		1,732,793

France - 9.1%
Airbus Group SE	1,221	80,645
Atos SE	10,300	1,085,595
AXA SA	19,281	486,051
BNP Paribas SA	19,306	1,228,593
Capgemini SA	2,295	193,352
Cie Generale des Etablissements Michelin	6,513	723,977
CNP Assurances	79,558	1,472,564
Gecina SA, REIT	483	66,711
L’Oreal SA	4,096	746,559
Orange SA	35,342	535,925
Peugeot SA *	64,664	1,053,194
Publicis Groupe SA	2,866	197,481
Renault SA	8,479	753,078
Sanofi	4,054	327,827
SCOR SE	5,168	178,352
Societe Generale SA	12,656	622,508
Sodexo SA	5,427	623,092
Thales SA	8,824	854,876
TOTAL SA	16,452	843,857
Unibail-Rodamco SE, REIT	333	79,355
Valeo SA	6,156	353,402
Vinci SA	2,881	195,979

		12,702,973

Germany - 8.3%
adidas AG	6,955	1,096,930
Allianz SE	6,822	1,125,888
Bayer AG	1,003	104,496
Continental AG	1,698	327,131
Covestro AG (a)	17,858	1,222,338
Deutsche Lufthansa AG	89,841	1,158,116
Deutsche Post AG	7,039	230,844
Fresenius SE & Co. KGaA	2,780	216,870

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
Germany - 8.3% (continued)
Hannover Rueck SE	3,736	403,590
HeidelbergCement AG	4,124	383,862
HOCHTIEF AG	292	40,767
Infineon Technologies AG	118,459	2,049,042
METRO AG	10,806	359,160
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,107	775,722
SAP SE	6,543	566,002
Siemens AG	12,219	1,496,094
Vonovia SE	3,353	108,863

		11,665,715

Hong Kong - 3.2%
BOC Hong Kong Holdings Ltd.	118,000	420,264
CK Hutchison Holdings Ltd.	9,500	107,240
CLP Holdings Ltd.	91,000	834,550
Hong Kong Exchanges & Clearing Ltd.	8,300	195,203
Link REIT	13,000	84,280
NWS Holdings Ltd.	50,000	81,279
PCCW Ltd.	30,000	16,218
Sun Hung Kai Properties Ltd.	12,000	151,110
WH Group Ltd. (a)	2,104,500	1,696,431
Wheelock & Co. Ltd.	28,000	157,143
Yue Yuen Industrial Holdings Ltd.	191,000	692,319

		4,436,037

Italy - 1.6%
Enel SpA	160,694	706,363
Italgas SpA *	6,761	26,603
Leonardo-Finmeccanica SpA *	34,580	484,302
Poste Italiane SpA (a)	54,009	358,140
Prysmian SpA	20,122	515,734
Snam SpA	33,809	139,051

		2,230,193

Japan - 21.8%
Acom Co. Ltd. *	16,500	72,051
AEON Financial Service Co. Ltd.	800	14,170
Amada Holdings Co. Ltd.	90,900	1,012,678
Asahi Kasei Corp.	72,000	626,492
Astellas Pharma, Inc.	25,700	356,545
Bandai Namco Holdings, Inc.	6,900	189,922
Bridgestone Corp.	11,600	417,377
Brother Industries Ltd.	11,500	206,740
Central Japan Railway Co.	3,400	558,245
Chubu Electric Power Co., Inc.	30,800	428,594
Credit Saison Co. Ltd.	2,900	51,608
Dai-ichi Life Holdings, Inc.	6,600	109,735
Daiichi Sankyo Co. Ltd.	23,800	485,978
Daikin Industries Ltd.	2,400	219,861
Daiwa House Industry Co. Ltd.	4,400	119,990
Fuji Heavy Industries Ltd.	39,800	1,621,627
Fujitsu Ltd.	59,000	326,715
Hakuhodo DY Holdings, Inc.	5,100	62,797
Hisamitsu Pharmaceutical Co., Inc.	1,800	89,904
Hitachi Chemical Co. Ltd.	32,600	813,249
Hitachi High-Technologies Corp.	19,500	784,299
Honda Motor Co. Ltd.	5,400	157,655
Hoya Corp.	2,100	88,052
Idemitsu Kosan Co. Ltd.	24,100	639,260
Iida Group Holdings Co. Ltd.	1,100	20,853

Investments	Shares	Value ($)
Japan - 21.8% (continued)
ITOCHU Corp.	77,200	1,022,187
Japan Real Estate Investment Corp., REIT	9	49,152
Japan Tobacco, Inc.	7,900	259,307
JTEKT Corp.	13,900	221,647
Kao Corp.	1,500	71,002
KDDI Corp.	21,900	553,040
Komatsu Ltd.	9,300	210,646
Konami Holdings Corp.	28,800	1,162,318
Kuraray Co. Ltd.	12,200	182,946
Kurita Water Industries Ltd.	4,500	99,003
Kyocera Corp.	1,300	64,455
MEIJI Holdings Co. Ltd.	700	54,760
Mitsubishi Chemical Holdings Corp.	16,200	104,744
Mitsubishi Electric Corp.	86,000	1,196,188
Mitsubishi Estate Co. Ltd.	9,000	178,782
Mitsubishi Gas Chemical Co., Inc.	4,900	83,493
Mitsubishi Tanabe Pharma Corp.	17,900	350,480
Mitsubishi UFJ Financial Group, Inc.	123,200	759,814
Mitsui Chemicals, Inc.	95,000	425,651
Mitsui Fudosan Co. Ltd.	7,000	162,054
Mixi, Inc.	6,400	233,203
Mizuho Financial Group, Inc.	438,400	786,724
MS&AD Insurance Group Holdings, Inc.	5,300	164,128
Nexon Co. Ltd.	10,100	145,957
Nikon Corp.	25,900	402,239
Nippon Express Co. Ltd.	69,000	370,479
Nippon Telegraph & Telephone Corp.	51,900	2,184,739
Nomura Real Estate Holdings, Inc.	2,700	45,819
Nomura Real Estate Master Fund, Inc., REIT	65	98,379
NSK Ltd.	9,700	112,030
NTT Data Corp.	1,000	48,312
NTT DOCOMO, Inc.	10,400	236,551
Obayashi Corp.	15,600	148,939
ORIX Corp.	9,700	150,973
Otsuka Holdings Co. Ltd.	7,900	344,127
Sekisui House Ltd.	4,400	73,103
Shin-Etsu Chemical Co. Ltd.	5,300	410,162
Shionogi & Co. Ltd.	10,400	497,047
Sompo Holdings, Inc.	13,300	449,158
Sumitomo Corp.	25,200	295,833
Sumitomo Dainippon Pharma Co. Ltd.	46,600	799,858
Sumitomo Heavy Industries Ltd.	43,000	276,110
Sumitomo Mitsui Financial Group, Inc.	23,000	875,908
Suzuki Motor Corp.	27,000	947,940
T&D Holdings, Inc.	20,200	266,588
TDK Corp.	12,700	870,817
Terumo Corp.	2,600	95,850
Tokyo Electron Ltd.	4,700	442,032
Toppan Printing Co. Ltd.	10,000	95,352
Toyo Seikan Group Holdings Ltd.	5,000	92,979
Toyota Motor Corp.	14,800	867,700
Yamaha Corp.	16,700	509,226
Yamazaki Baking Co. Ltd.	3,400	65,550

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
Japan - 21.8% (continued)
Yokogawa Electric Corp.	33,000	476,433

		30,566,311

Netherlands - 4.3%
ASML Holding NV	411	46,061
ING Groep NV	38,548	542,708
Koninklijke Ahold Delhaize NV	65,090	1,370,990
Koninklijke Philips NV	3,529	107,888
NN Group NV	33,697	1,140,729
Randstad Holding NV	2,263	122,581
Royal Dutch Shell plc, Class A	6,045	166,863
Royal Dutch Shell plc, Class B	35,605	1,023,000
Wolters Kluwer NV	40,127	1,451,360

		5,972,180

Singapore - 0.4%
CapitaLand Commercial Trust, REIT	42,100	42,890
DBS Group Holdings Ltd.	14,300	170,611
Oversea-Chinese Banking Corp. Ltd.	24,900	152,927
United Overseas Bank Ltd.	4,900	68,840
Wilmar International Ltd.	61,200	151,192

		586,460

South Africa - 0.6%
Investec plc	95,068	623,513
Mondi plc	13,262	270,840

		894,353

Spain - 3.1%
Aena SA (a)	12,640	1,722,087
Banco de Sabadell SA	129,798	180,364
Banco Santander SA	129,470	673,538
Endesa SA	12,688	268,327
Gas Natural SDG SA	3,717	69,929
Iberdrola SA	70,440	461,233
Industria de Diseno Textil SA	9,890	336,912
Mapfre SA	85,344	259,966
Repsol SA	30,113	423,182

		4,395,538

Sweden - 2.2%
Hexagon AB, Class B	10,636	378,811
Husqvarna AB, Class B	8,075	62,655
Investor AB, Class B	2,740	102,093
Nordea Bank AB	30,977	343,244
Sandvik AB	3,692	45,545
Securitas AB, Class B	62,223	976,020
Skanska AB, Class B	16,306	383,915
Svenska Cellulosa AB SCA, Class B	4,374	123,113
Swedbank AB, Class A	4,320	104,088
Swedish Match AB	1,210	38,391
Telefonaktiebolaget LM Ericsson, Class B	21,784	127,675
Volvo AB, Class B	32,418	377,411

		3,062,961

Switzerland - 8.3%
ABB Ltd. *	18,220	383,380
Actelion Ltd. *	3,836	828,992
Baloise Holding AG	3,966	499,061
Coca-Cola HBC AG *	14,323	311,887
Galenica AG	274	308,756
Geberit AG	885	354,316
Givaudan SA	108	197,659

Investments	Shares	Value ($)
Switzerland - 8.3% (continued)
Nestle SA	20,202	1,447,222
Novartis AG	9,023	656,184
Roche Holding AG	9,686	2,207,949
SGS SA	366	743,626
Sika AG	35	167,925
Swiss Life Holding AG *	2,494	704,502
Swiss Re AG	15,507	1,467,163
Syngenta AG	667	263,534
UBS Group AG	37,004	578,575
Zurich Insurance Group AG *	1,891	519,684

		11,640,415

United Kingdom - 14.8%
3i Group plc	6,980	60,380
Admiral Group plc	8,136	182,971
Anglo American plc *	4,704	66,462
Ashtead Group plc	7,752	150,702
Auto Trader Group plc (a)	77,829	391,287
BAE Systems plc	19,261	140,096
Barclays plc	114,735	314,873
Barratt Developments plc	152,801	868,691
Berkeley Group Holdings plc	17,167	593,443
BP plc	40,806	255,585
British American Tobacco plc	19,051	1,079,724
British Land Co. plc (The), REIT	9,564	74,221
BT Group plc	181,125	817,653
Burberry Group plc	3,113	57,369
Compass Group plc	42,854	792,009
Diageo plc	5,686	147,551
Direct Line Insurance Group plc	144,477	657,537
Dixons Carphone plc	38,595	168,563
Fiat Chrysler Automobiles NV	101,468	923,037
GlaxoSmithKline plc	8,398	161,313
Hammerson plc, REIT	5,925	41,757
HSBC Holdings plc	325,183	2,623,776
Imperial Brands plc	6,967	303,626
J Sainsbury plc	14,761	45,367
Kingfisher plc	79,044	340,552
Land Securities Group plc, REIT	4,025	52,877
Legal & General Group plc	126,595	385,656
Lloyds Banking Group plc	1,369,355	1,051,497
Marks & Spencer Group plc	41,733	179,773
National Grid plc	53,255	622,218
Old Mutual plc	20,110	51,280
Persimmon plc	51,469	1,122,932
Prudential plc	37,850	755,391
Reckitt Benckiser Group plc	6,067	513,923
RELX plc	7,916	141,067
Rio Tinto Ltd.	3,006	128,780
Royal Mail plc	6,552	37,244
Sage Group plc (The)	39,230	316,234
Segro plc, REIT	68,409	386,922
Sky plc	36,287	442,372
Standard Chartered plc *	24,171	197,113
Taylor Wimpey plc	186,916	352,539
Unilever plc	12,180	492,558
Vodafone Group plc	135,401	333,206
William Hill plc	26,510	94,687
Wm Morrison Supermarkets plc	230,861	655,711

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Investments	Shares	Value ($)
United Kingdom - 14.8% (continued)
WPP plc	51,151	1,138,285

		20,710,810

United States - 0.2%
Shire plc	1,532	87,476
Thomson Reuters Corp. (1)	3,340	146,173
Valeant Pharmaceuticals International, Inc. (1)*	4,115	59,672

		293,321

TOTAL COMMON STOCKS (Cost $130,518,733)		135,641,812

PREFERRED STOCK - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA
(Cost $141,996)	1,289	153,442

SHORT-TERM INVESTMENT - 2.7%

INVESTMENT COMPANY - 2.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $3,853,783) (b)	3,853,783	3,853,783

Total Investments In Securities At Value - 99.5% (Cost $134,514,512)		139,649,037

Other Assets In Excess Of Liabilities - 0.5% (c)		668,564

Net Assets - 100.0%		140,317,601

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$20,601,680	14.7%
Consumer Staples	12,501,985	8.9
Energy	5,825,395	4.2
Financials	32,355,266	23.1
Health Care	9,799,482	7.0
Industrials	20,906,777	14.9
Information Technology	12,530,224	8.9
Materials	10,574,773	7.5
Real Estate	2,604,524	1.9
Telecommunication Services	4,677,331	3.3
Utilities	3,417,817	2.4
Short-Term Investment	3,853,783	2.7

Total Investments In Securities At Value	139,649,037	99.5
Other Assets in Excess of Liabilities (c)	668,564	0.5

Net Assets	$140,317,601	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $5,390,283, which represents approximately 3.84% of net assets of the fund.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
33	JPMS	E-Mini MSCI EAFE Index Futures	03/2017	$2,779,172	$2,764,740	$(14,432)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$161,971	$161,971

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 93.6%

Brazil - 5.4%
AES Tiete SA (1)	25,800	110,978
Banco Bradesco SA, ADR (1)	428,493	3,732,174
Banco do Brasil SA (1)	43,600	376,294
Banco Santander Brasil SA, ADR (1)(a)	103,625	921,226
BB Seguridade Participacoes SA (1)	10,100	87,821
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	168,400	853,719
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	152,779	1,326,122
Cia Paranaense de Energia, ADR (1)	15,517	131,584
Equatorial Energia SA (1)	17,700	295,843
Itau Unibanco Holding SA, ADR (1)	222,209	2,284,309
JBS SA (1)	253,700	888,616
Kroton Educacional SA (1)	156,700	641,783
M Dias Branco SA (1)	15,100	533,583
Natura Cosmeticos SA (1)	19,100	135,091
Porto Seguro SA (1)	12,100	100,006
Qualicorp SA (1)	155,000	916,751
Raia Drogasil SA (1)	13,700	257,567
Sul America SA (1)	54,700	302,516
TIM Participacoes SA, ADR (1)	58,458	689,804
Transmissora Alianca de Energia Eletrica SA (1)	20,900	133,182

		14,718,969

Chile - 1.4%
Banco Santander Chile, ADR (1)	11,956	261,478
Cencosud SA (1)	690,314	1,937,490
Cia Cervecerias Unidas SA, ADR (1)	19,158	401,935
Enel Americas SA, ADR (1)	31,651	259,855
Enel Chile SA, ADR (1)	58,532	266,321
Latam Airlines Group SA, ADR (1) *	53,002	433,556
Sociedad Quimica y Minera de Chile SA, ADR (1)	11,637	333,400

		3,894,035

China - 25.1%
58.com, Inc., ADR (1)*	5,066	141,848
Agricultural Bank of China Ltd., Class H	1,743,000	711,348
Air China Ltd., Class H	1,324,000	841,048
Alibaba Group Holding Ltd., ADR (1)*	76,889	6,751,623
Baidu, Inc., ADR (1)*	18,474	3,037,310
Bank of China Ltd., Class H	3,491,000	1,539,273
Bank of Communications Co. Ltd., Class H	217,000	156,065
Beijing Capital International Airport Co. Ltd., Class H	96,000	96,770
Belle International Holdings Ltd.	552,000	309,214
China Cinda Asset Management Co. Ltd., Class H	967,000	348,201
China CITIC Bank Corp. Ltd., Class H	750,000	474,589
China Communications Services Corp. Ltd., Class H	1,968,000	1,250,413

Investments	Shares	Value ($)
China - 25.1% (continued)
China Construction Bank Corp., Class H	6,450,000	4,939,606
China Everbright Bank Co. Ltd., Class H	1,911,000	867,008
China Evergrande Group	786,000	487,174
China Galaxy Securities Co. Ltd., Class H	1,596,500	1,431,147
China Merchants Bank Co. Ltd., Class H	665,500	1,552,040
China Minsheng Banking Corp. Ltd., Class H	690,500	734,736
China Mobile Ltd.	558,975	5,893,372
China Overseas Land & Investment Ltd.	400,000	1,052,460
China Petroleum & Chemical Corp., Class H	872,000	614,121
China Railway Construction Corp. Ltd., Class H	56,500	72,402
China Resources Land Ltd.	302,000	675,776
China Shenhua Energy Co. Ltd., Class H	476,500	890,681
China Southern Airlines Co. Ltd., Class H	1,944,000	1,005,896
China Telecom Corp. Ltd., Class H	3,064,000	1,405,485
China Vanke Co. Ltd., Class H	373,700	849,513
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,299,000	759,893
CNOOC Ltd., ADR (1)	2,004	248,416
Country Garden Holdings Co. Ltd.	1,935,000	1,078,548
Ctrip.com International Ltd., ADR (1)*	22,693	907,720
Far East Horizon Ltd.	192,000	163,972
Geely Automobile Holdings Ltd.	5,165,000	4,909,103
Great Wall Motor Co. Ltd., Class H	650,500	603,425
Industrial & Commercial Bank of China Ltd., Class H	5,679,000	3,386,004
JD.com, Inc., ADR (1)*	46,823	1,191,177
Kingsoft Corp. Ltd.	111,000	226,514
Kunlun Energy Co. Ltd.	210,000	156,459
Longfor Properties Co. Ltd.	136,000	172,018
NetEase, Inc., ADR (1)	5,427	1,168,650
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	370,775
People’s Insurance Co. Group of China Ltd. (The), Class H	348,000	136,444
PICC Property & Casualty Co. Ltd., Class H	644,000	996,057
Ping An Insurance Group Co. of China Ltd., Class H	152,500	757,633
Sinopec Engineering Group Co. Ltd., Class H	669,500	557,567
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,936,000	1,584,732
Sinopharm Group Co. Ltd., Class H	421,200	1,726,223
Sinotrans Ltd., Class H	2,070,000	920,172
Tencent Holdings Ltd.	249,400	6,047,230
TravelSky Technology Ltd., Class H	634,000	1,328,726
Vipshop Holdings Ltd., ADR (1)*	27,558	303,414
Weichai Power Co. Ltd., Class H	569,000	872,583

		68,702,574

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
Hong Kong - 0.7%
Nine Dragons Paper Holdings Ltd.	1,905,000	1,720,203
Sun Art Retail Group Ltd.	307,500	269,436

		1,989,639

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	7,424	520,576
Richter Gedeon Nyrt	33,207	701,410

		1,221,986

India - 7.7%
Axis Bank Ltd., GDR	9,002	294,027
Dr Reddy’s Laboratories Ltd., ADR (1)	69,136	3,130,478
ICICI Bank Ltd., ADR (1)	136,005	1,018,677
Infosys Ltd., ADR (1)	479,588	7,112,290
Reliance Industries Ltd., GDR (b)	31,401	991,239
State Bank of India, GDR	19,692	718,971
Tata Motors Ltd., ADR (1)	187,189	6,437,430
Wipro Ltd., ADR (1)	145,670	1,410,086

		21,113,198

Indonesia - 3.0%
Adaro Energy Tbk. PT	3,781,200	472,085
Bank Mandiri Persero Tbk. PT	138,800	118,796
Bank Rakyat Indonesia Persero Tbk. PT	1,236,200	1,067,724
Gudang Garam Tbk. PT	216,100	1,022,831
Indofood CBP Sukses Makmur Tbk. PT	207,900	131,963
Indofood Sukses Makmur Tbk. PT	639,600	374,603
Telekomunikasi Indonesia Persero Tbk. PT	12,999,800	3,824,442
United Tractors Tbk. PT	474,000	745,742
Waskita Karya Persero Tbk. PT	1,783,600	336,327

		8,094,513

Korea, Republic of - 13.6%
AMOREPACIFIC Group *	2,555	280,811
Daelim Industrial Co. Ltd. *	8,408	605,218
DGB Financial Group, Inc. *	13,816	111,637
Dongbu Insurance Co. Ltd. *	9,859	510,420
Hana Financial Group, Inc.	5,895	152,150
Hankook Tire Co. Ltd. *	8,718	419,124
Hanmi Pharm Co. Ltd. *	5,427	1,368,538
Hanwha Chemical Corp. *	33,111	674,970
Hanwha Corp. *	28,328	820,731
Hanwha Life Insurance Co. Ltd. *	17,163	92,724
Hyundai Department Store Co. Ltd. *	862	77,817
Hyundai Development Co.-Engineering & Construction *	8,414	312,591
Hyundai Engineering & Construction Co. Ltd. *	5,538	195,908
Hyundai Heavy Industries Co. Ltd. *	11,323	1,360,033
Hyundai Marine & Fire Insurance Co. Ltd. *	68,425	1,781,097
Hyundai Mobis Co. Ltd. *	3,216	702,127
KB Financial Group, Inc. *	20,061	708,945
Korea Electric Power Corp. *	11,691	426,465
Korean Air Lines Co. Ltd. *	7,708	173,940
KT Corp. *	8,103	197,151
KT&G Corp. *	4,230	353,839
LG Uplus Corp. *	125,624	1,190,651

Investments	Shares	Value ($)
Korea, Republic of - 13.6% (continued)
Lotte Chemical Corp. *	10,539	3,211,669
Posco Daewoo Corp. *	45,339	1,012,075
S-1 Corp. *	2,690	195,337
Samsung Electronics Co. Ltd.	8,679	12,917,069
Shinhan Financial Group Co. Ltd. *	18,718	701,947
SK Hynix, Inc. *	26,096	960,231
SK Innovation Co. Ltd. *	33,992	4,113,647
SK Telecom Co. Ltd.	1,786	331,019
Woori Bank *	126,902	1,337,395

		37,297,276

Malaysia - 1.9%
AirAsia Bhd.	4,049,208	2,064,249
Felda Global Ventures Holdings Bhd.	338,900	116,873
Genting Bhd.	225,400	401,376
Genting Malaysia Bhd.	252,100	257,001
Malayan Banking Bhd.	152,200	277,864
MISC Bhd.	157,600	257,941
Public Bank Bhd.	285,000	1,252,230
Tenaga Nasional Bhd.	150,700	466,596

		5,094,130

Mexico - 4.0%
America Movil SAB de CV, Class L, ADR (1)	20,604	258,992
Cemex SAB de CV, ADR (1)*	129,597	1,040,664
Coca-Cola Femsa SAB de CV, ADR (1)	4,869	309,376
Fomento Economico Mexicano SAB de CV, ADR (1)	8,771	668,438
Gentera SAB de CV (1)	311,700	501,916
Gruma SAB de CV, Class B (1)	141,480	1,795,659
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	162,200	1,333,928
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	839	120,724
Grupo Bimbo SAB de CV, Series A (1)	86,800	196,842
Grupo Financiero Banorte SAB de CV, Class O (1)	324,200	1,599,914
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	114,160	820,810
Grupo Lala SAB de CV (1)	363,100	529,158
Grupo Televisa SAB, ADR (1)	7,729	161,459
Industrias Penoles SAB de CV (1)	18,455	343,698
Kimberly-Clark de Mexico SAB de CV, Class A (1)	457,400	823,908
OHL Mexico SAB de CV (1)	338,600	333,052

		10,838,538

Peru - 0.3%
Credicorp Ltd. (1)	4,593	725,051

Philippines - 0.9%
Ayala Corp.	14,440	212,000
Bank of the Philippine Islands	63,230	112,919
BDO Unibank, Inc.	123,520	278,345
Globe Telecom, Inc.	17,870	541,908
JG Summit Holdings, Inc.	344,940	468,765
Jollibee Foods Corp.	42,200	164,394
Metropolitan Bank & Trust Co.	53,350	77,846
Security Bank Corp.	95,500	364,744

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
Philippines - 0.9% (continued)
SM Investments Corp.	10,575	139,237

		2,360,158

Poland - 1.6%
Bank Pekao SA	3,258	97,827
Bank Zachodni WBK SA	5,655	426,782
Eurocash SA	89,922	844,944
Grupa Azoty SA	1,102	16,496
Grupa Lotos SA *	21,573	196,935
mBank SA *	13	1,041
PGE Polska Grupa Energetyczna SA	85,670	213,675
Polski Koncern Naftowy ORLEN SA	81,365	1,657,072
Polskie Gornictwo Naftowe i Gazownictwo SA	628,506	844,546
Tauron Polska Energia SA *	125,522	85,451

		4,384,769

Russia - 4.4%
Gazprom PJSC, ADR (1)	400,359	2,037,827
LUKOIL PJSC, ADR	28,399	1,590,787
Mobile TeleSystems PJSC, ADR (1)	301,154	2,743,513
Novatek PJSC, GDR	5,992	775,973
Rosneft Oil Co. PJSC, GDR	78,075	507,061
Severstal PJSC, GDR	69,542	1,048,175
Surgutneftegas OJSC, ADR (1)	101,167	505,835
Tatneft PJSC, ADR	68,109	2,802,648

		12,011,819

South Africa - 6.3%
AngloGold Ashanti Ltd., ADR (1)*	12,607	132,500
Barloworld Ltd.	35,374	302,507
Bid Corp. Ltd.	21,970	389,397
Bidvest Group Ltd. (The)	177,139	2,332,454
Brait SE *	130,278	828,658
Capitec Bank Holdings Ltd.	14,280	720,726
Exxaro Resources Ltd.	19,341	124,885
Foschini Group Ltd. (The)	30,517	352,350
Hyprop Investments Ltd., REIT	55,377	471,564
Imperial Holdings Ltd.	93,983	1,243,381
Investec Ltd.	102,926	675,247
Massmart Holdings Ltd.	22,539	207,291
Mondi Ltd.	33,700	685,791
Naspers Ltd., Class N	23,876	3,485,697
Pick n Pay Stores Ltd.	180,039	835,030
Redefine Properties Ltd., REIT	425,319	346,327
Remgro Ltd.	32,110	521,017
Resilient REIT Ltd.	74,141	617,752
Sasol Ltd.	14,288	410,056
Sibanye Gold Ltd., ADR (1)	140,866	994,514
Standard Bank Group Ltd.	111,233	1,224,806
Telkom SA SOC Ltd.	43,392	232,648

		17,134,598

Taiwan - 12.3%
AU Optronics Corp.	228,000	82,796
Casetek Holdings Ltd.	270,000	714,561
Catcher Technology Co. Ltd.	201,000	1,389,251
China Airlines Ltd.	765,000	220,295
China Development Financial Holding Corp.	815,000	202,889
China Life Insurance Co. Ltd.	1,400,192	1,384,433
Compal Electronics, Inc.	1,036,000	591,770
CTBC Financial Holding Co. Ltd.	789,480	430,668

Investments	Shares	Value ($)
Taiwan - 12.3% (continued)
E.Sun Financial Holding Co. Ltd.	521,400	295,919
Eva Airways Corp.	557,550	251,185
Far EasTone Telecommunications Co. Ltd.	81,000	182,092
Feng TAY Enterprise Co. Ltd.	66,180	245,114
First Financial Holding Co. Ltd.	166,000	88,379
Foxconn Technology Co. Ltd.	539,582	1,419,658
Fubon Financial Holding Co. Ltd.	126,000	198,620
Hon Hai Precision Industry Co. Ltd.	1,392,545	3,622,132
Inventec Corp.	917,000	625,553
Largan Precision Co. Ltd.	5,000	582,807
Lite-On Technology Corp.	773,533	1,163,278
MediaTek, Inc.	20,000	133,615
Mega Financial Holding Co. Ltd.	623,000	443,048
Nien Made Enterprise Co. Ltd.	70,000	718,843
Pegatron Corp.	499,000	1,187,136
Phison Electronics Corp.	18,000	141,566
Pou Chen Corp.	1,001,000	1,243,907
Powertech Technology, Inc.	573,000	1,537,643
Realtek Semiconductor Corp.	395,000	1,247,512
SinoPac Financial Holdings Co. Ltd.	1,145,214	321,902
Taishin Financial Holding Co. Ltd.	735,640	268,642
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	333,283	9,581,886
Uni-President Enterprises Corp.	706,000	1,164,098
United Microelectronics Corp.	2,634,000	927,621
Wistron Corp.	1,107,575	853,557
WPG Holdings Ltd.	109,000	128,096

		33,590,472

Thailand - 2.8%
Charoen Pokphand Foods PCL, NVDR	4,840,000	3,977,123
Home Product Center PCL, NVDR	1,069,100	303,840
PTT Exploration & Production PCL, NVDR	113,100	302,937
PTT PCL, NVDR	23,800	246,422
Robinson Department Store PCL, NVDR	103,200	182,737
Thai Oil PCL, NVDR	698,800	1,407,793
Thai Union Group PCL, NVDR	1,900,296	1,112,810

		7,533,662

Turkey - 1.5%
Akbank TAS	53,757	118,999
Arcelik A/S	261,537	1,570,810
Petkim Petrokimya Holding A/S	814,436	853,407
Turkiye Garanti Bankasi A/S	70,231	151,462
Turkiye Sise ve Cam Fabrikalari A/S	759,342	823,340
Turkiye Vakiflar Bankasi TAO, Class D	437,755	538,787
Yapi ve Kredi Bankasi A/S *	151,479	146,974

		4,203,779

United States - 0.3%
Yum! China Holdings, Inc. (1)*	27,400	715,688

TOTAL COMMON STOCKS (Cost $242,000,799)		255,624,854

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Investments	Shares	Value ($)
PREFERRED STOCKS - 2.8%
Brazil - 2.7%
Braskem SA, Class A (1)	247,300	2,602,398
Centrais Eletricas Brasileiras SA, Class B (1)*	206,000	1,638,658
Gerdau SA (1)	140,100	464,890
Itausa - Investimentos Itau SA (1)	515,000	1,310,167
Petroleo Brasileiro SA (1)*	299,400	1,367,892

		7,384,005

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	56,575	210,422

TOTAL PREFERRED STOCKS (Cost $5,113,594)		7,594,427

SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $8,768,725) (c)	8,768,725	8,768,725

SECURITIES LENDING COLLATERAL - 0.3%

Money Market Fund - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $946,400) (c)(d)	946,400	946,400

Total Investments In Securities At Value - 99.9% (Cost $256,829,518)		272,934,406

Other Assets In Excess Of Liabilities - 0.1% (e)		368,323

Net Assets - 100.0%		273,302,729

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$27,919,706	10.2%
Consumer Staples	19,769,135	7.2
Energy	23,121,578	8.5
Financials	53,108,701	19.4
Health Care	7,843,400	2.9
Industrials	18,459,832	6.8
Information Technology	67,032,014	24.5
Materials	16,117,563	5.9
Real Estate	5,751,132	2.1
Telecommunication Services	18,741,491	6.9
Utilities	5,354,729	2.0
Short-Term Investment	8,768,725	3.2
Securities Lending Collateral	946,400	0.3

Total Investments In Securities At Value	272,934,406	99.9
Other Assets in Excess of Liabilities (e)	368,323	0.1

Net Assets	$273,302,729	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $898,581.
(b)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $991,239, which represents approximately 0.36% of net assets of the fund.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
154	JPMS	E-Mini MSCI Emerging Markets Index Futures	03/2017	$6,743,481	$6,613,530	$(129,951)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$ —	$394,193	$394,193

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.5%

Aerospace & Defense - 2.8%
BWX Technologies, Inc.	15,551	617,375
General Dynamics Corp.	10,253	1,770,283
Huntington Ingalls Industries, Inc.	8,196	1,509,621
L-3 Communications Holdings, Inc.	4,366	664,112
Lockheed Martin Corp.	30,412	7,601,175
Northrop Grumman Corp.	25,205	5,862,179
Orbital ATK, Inc.	8,225	721,579
Raytheon Co.	27,267	3,871,914
TransDigm Group, Inc.	6,188	1,540,565
United Technologies Corp.	9,872	1,082,169

		25,240,972

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	6,166	451,721
FedEx Corp.	10,619	1,977,258
United Parcel Service, Inc., Class B	10,680	1,224,355

		3,653,334

Airlines - 0.3%
Alaska Air Group, Inc.	13,626	1,209,035
Copa Holdings SA, Class A (Panama)	5,645	512,735
JetBlue Airways Corp. *	19,424	435,486
Southwest Airlines Co.	15,791	787,024

		2,944,280

Auto Components - 0.3%
Delphi Automotive plc	5,599	377,093
Gentex Corp.	26,000	511,940
Goodyear Tire & Rubber Co. (The)	23,409	722,636
Lear Corp.	5,514	729,888

		2,341,557

Automobiles - 0.2%
Harley-Davidson, Inc.	7,387	430,957
Tesla Motors, Inc. *(a)	2,729	583,160
Thor Industries, Inc.	11,293	1,129,865

		2,143,982

Banks - 2.0%
Bank of Hawaii Corp.	12,152	1,077,761
BankUnited, Inc.	13,348	503,086
Comerica, Inc.	16,808	1,144,793
Commerce Bancshares, Inc.	20,473	1,183,544
Fifth Third Bancorp	30,261	816,139
First Horizon National Corp.	12,953	259,189
First Republic Bank	16,043	1,478,202
JPMorgan Chase & Co.	87,716	7,569,014
KeyCorp.	59,280	1,083,046
People’s United Financial, Inc.	17,621	341,142
Popular, Inc.	5,980	262,044
Regions Financial Corp.	112,361	1,613,504
SVB Financial Group *	1,535	263,498
Zions Bancorporation	16,224	698,281

		18,293,243

Beverages - 0.8%
Brown-Forman Corp., Class B	12,446	559,074
Constellation Brands, Inc., Class A	21,194	3,249,252
Dr Pepper Snapple Group, Inc.	13,562	1,229,667
Molson Coors Brewing Co., Class B	18,010	1,752,553
Monster Beverage Corp. *	15,807	700,882

		7,491,428

Investments	Shares	Value ($)
Biotechnology - 0.4%
AbbVie, Inc.	40,707	2,549,072
Seattle Genetics, Inc. *	15,769	832,130

		3,381,202

Building Products - 1.0%
Allegion plc	8,013	512,832
AO Smith Corp.	42,651	2,019,525
Fortune Brands Home & Security, Inc.	44,029	2,353,790
Johnson Controls International plc	16,158	665,548
Lennox International, Inc.	5,769	883,638
Masco Corp.	54,712	1,729,993
Owens Corning	12,800	659,968

		8,825,294

Capital Markets - 1.7%
CME Group, Inc.	25,459	2,936,696
FactSet Research Systems, Inc.	2,228	364,122
Interactive Brokers Group, Inc., Class A	41,795	1,525,935
Intercontinental Exchange, Inc.	38,315	2,161,732
MarketAxess Holdings, Inc.	5,824	855,662
Morgan Stanley	50,632	2,139,202
Morningstar, Inc.	7,785	572,665
MSCI, Inc.	14,254	1,122,930
Nasdaq, Inc.	18,693	1,254,674
S&P Global, Inc.	14,398	1,548,361
State Street Corp.	3,337	259,352
Thomson Reuters Corp.	8,785	384,607

		15,125,938

Chemicals - 1.0%
Air Products & Chemicals, Inc.	2,729	392,485
Albemarle Corp.	18,805	1,618,734
Dow Chemical Co. (The)	70,436	4,030,348
FMC Corp.	4,595	259,893
Huntsman Corp.	54,732	1,044,287
International Flavors & Fragrances, Inc.	5,004	589,621
NewMarket Corp.	1,600	678,144
Sherwin-Williams Co. (The)	2,158	579,941

		9,193,453

Commercial Services & Supplies - 0.9%
Cintas Corp.	23,846	2,755,644
Copart, Inc. *	17,184	952,165
Republic Services, Inc.	22,714	1,295,834
Rollins, Inc.	21,305	719,683
Waste Management, Inc.	36,120	2,561,269

		8,284,595

Communications Equipment - 1.7%
Arista Networks, Inc. *	6,989	676,325
Cisco Systems, Inc.	395,385	11,948,535
CommScope Holding Co., Inc. *	7,063	262,744
Harris Corp.	8,866	908,499
Motorola Solutions, Inc.	11,008	912,453
Palo Alto Networks, Inc. *	2,715	339,511

		15,048,067

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	538,189

Construction Materials - 0.5%
Eagle Materials, Inc.	4,574	450,676
Martin Marietta Materials, Inc.	7,530	1,668,121
Vulcan Materials Co.	18,426	2,306,014

		4,424,811

Consumer Finance - 0.1%
Credit Acceptance Corp. *	2,491	541,817
Discover Financial Services	3,611	260,317
Navient Corp.	31,713	521,045

		1,323,179

Containers & Packaging - 0.3%
Avery Dennison Corp.	6,491	455,798
Ball Corp.	6,313	473,917
Bemis Co., Inc.	6,149	294,045
Berry Plastics Group, Inc. *	15,470	753,853
International Paper Co.	8,705	461,888
Packaging Corp. of America	3,115	264,214
Sealed Air Corp.	10,067	456,438

		3,160,153

Distributors - 0.3%
Genuine Parts Co.	16,500	1,576,410
LKQ Corp. *	31,969	979,850

		2,556,260

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	377,307
Service Corp. International	15,037	427,051
ServiceMaster Global Holdings, Inc. *	20,653	777,998

		1,582,356

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B *	37,130	6,051,447

Diversified Telecommunication Services - 2.7%
AT&T, Inc.	384,686	16,360,696
Verizon Communications, Inc.	136,974	7,311,672
Zayo Group Holdings, Inc. *	13,596	446,764

		24,119,132

Electric Utilities - 2.8%
Alliant Energy Corp.	43,306	1,640,864
American Electric Power Co., Inc.	36,840	2,319,446
Duke Energy Corp.	7,920	614,750
Edison International	38,839	2,796,020
Eversource Energy	16,746	924,882
Exelon Corp.	35,984	1,277,072
Great Plains Energy, Inc.	14,856	406,312
NextEra Energy, Inc.	42,100	5,029,266
PG&E Corp.	40,056	2,434,203
Pinnacle West Capital Corp.	30,000	2,340,900
PPL Corp.	15,560	529,818
Southern Co. (The)	53,564	2,634,813
Xcel Energy, Inc.	57,193	2,327,755

		25,276,101

Electrical Equipment - 0.5%
Acuity Brands, Inc.	9,990	2,306,292
Eaton Corp. plc	30,522	2,047,721
Rockwell Automation, Inc.	2,328	312,883

		4,666,896

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	21,046	1,414,291
Arrow Electronics, Inc. *	8,600	613,180
CDW Corp.	25,023	1,303,448
Cognex Corp.	12,985	826,106
Corning, Inc.	86,142	2,090,666
Dolby Laboratories, Inc., Class A	9,601	433,869
IPG Photonics Corp. *	5,942	586,535
Trimble, Inc. *	21,559	650,004

		7,918,099

Energy Equipment & Services - 1.0%
Halliburton Co.	52,236	2,825,445
Helmerich & Payne, Inc.	10,787	834,914
Nabors Industries Ltd.	38,538	632,023
Patterson-UTI Energy, Inc.	74,058	1,993,642
RPC, Inc. (a)	126,794	2,511,789

		8,797,813

Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.	5,032	559,206
American Campus Communities, Inc.	20,902	1,040,293
American Homes 4 Rent, Class A	20,868	437,811
American Tower Corp.	24,165	2,553,757
Apartment Investment & Management Co., Class A	32,100	1,458,945
Boston Properties, Inc.	2,489	313,066
Brixmor Property Group, Inc.	33,511	818,339
Camden Property Trust	13,017	1,094,339
Communications Sales & Leasing, Inc. *	32,986	838,174
Crown Castle International Corp.	19,042	1,652,274
CyrusOne, Inc.	15,049	673,142
Digital Realty Trust, Inc.	32,343	3,178,023
Duke Realty Corp.	33,046	877,702
EPR Properties	6,107	438,299
Equinix, Inc.	8,667	3,097,672
Equity LifeStyle Properties, Inc.	33,755	2,433,735
Essex Property Trust, Inc.	1,948	452,910
Extra Space Storage, Inc.	21,856	1,688,157
Federal Realty Investment Trust	11,811	1,678,461
Healthcare Trust of America, Inc., Class A	29,525	859,473
Iron Mountain, Inc.	25,667	833,664
Kimco Realty Corp.	25,208	634,233
Lamar Advertising Co., Class A	12,300	827,052
Macerich Co. (The)	3,927	278,189
Mid-America Apartment Communities, Inc.	10,065	985,565
National Retail Properties, Inc.	41,609	1,839,118
Omega Healthcare Investors, Inc.	11,537	360,647
Prologis, Inc.	33,042	1,744,287
Realty Income Corp.	44,095	2,534,581
Regency Centers Corp.	20,788	1,433,333
Senior Housing Properties Trust	30,976	586,376
Spirit Realty Capital, Inc.	55,036	597,691
STORE Capital Corp.	16,605	410,310
UDR, Inc.	31,271	1,140,766
Ventas, Inc.	25,283	1,580,693

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 4.9% (continued)
VEREIT, Inc.	103,768	877,877
Welltower, Inc.	11,878	794,995

		43,603,155

Food & Staples Retailing - 2.0%
Sysco Corp.	51,008	2,824,313
Wal-Mart Stores, Inc.	219,350	15,161,472

		17,985,785

Food Products - 2.3%
Blue Buffalo Pet Products, Inc. *	11,286	271,315
Campbell Soup Co.	19,985	1,208,493
Conagra Brands, Inc.	28,472	1,126,068
General Mills, Inc.	28,413	1,755,071
Hormel Foods Corp.	46,141	1,606,168
Ingredion, Inc.	11,951	1,493,397
JM Smucker Co. (The)	12,917	1,654,151
Kellogg Co.	18,077	1,332,456
Kraft Heinz Co. (The)	36,233	3,163,866
Lamb Weston Holdings, Inc. *	9,490	359,196
McCormick & Co., Inc.	21,236	1,981,956
Pilgrim’s Pride Corp.	18,200	345,618
Pinnacle Foods, Inc.	20,716	1,107,270
Post Holdings, Inc. *	3,462	278,310
Tyson Foods, Inc., Class A	55,015	3,393,325

		21,076,660

Health Care Equipment & Supplies - 3.7%
ABIOMED, Inc. *	3,696	416,465
Align Technology, Inc. *	13,852	1,331,593
Baxter International, Inc.	46,095	2,043,852
Becton Dickinson and Co.	16,822	2,784,882
Boston Scientific Corp. *	154,029	3,331,647
Cooper Cos., Inc. (The)	5,006	875,700
CR Bard, Inc.	7,455	1,674,840
Danaher Corp.	27,159	2,114,057
DENTSPLY SIRONA, Inc.	7,509	433,495
DexCom, Inc. *	14,595	871,321
Edwards Lifesciences Corp. *	25,853	2,422,426
Hologic, Inc. *	16,786	673,454
IDEXX Laboratories, Inc. *	13,407	1,572,239
Intuitive Surgical, Inc. *	4,468	2,833,472
Medtronic plc	53,290	3,795,847
ResMed, Inc.	10,915	677,276
Stryker Corp.	27,867	3,338,745
Teleflex, Inc.	7,020	1,131,273
Zimmer Biomet Holdings, Inc.	10,539	1,087,625

		33,410,209

Health Care Providers & Services - 1.9%
Aetna, Inc.	4,112	509,929
Henry Schein, Inc. *	7,272	1,103,235
Laboratory Corp. of America Holdings *	3,555	456,391
Quest Diagnostics, Inc.	8,469	778,301
UnitedHealth Group, Inc.	78,809	12,612,593
Universal Health Services, Inc., Class B	5,053	537,538
VCA, Inc. *	11,583	795,173
WellCare Health Plans, Inc. *	4,904	672,240

		17,465,400

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. *	37,159	379,393

Investments	Shares	Value ($)
Health Care Technology - 0.2% (continued)
athenahealth, Inc. *	3,316	348,744
Veeva Systems, Inc., Class A *	23,627	961,619

		1,689,756

Hotels, Restaurants & Leisure - 2.1%
Aramark	23,714	847,064
Brinker International, Inc.	8,880	439,826
Carnival Corp.	13,995	728,580
Darden Restaurants, Inc.	13,197	959,686
Domino’s Pizza, Inc.	12,719	2,025,374
International Game Technology plc	33,817	863,010
Las Vegas Sands Corp.	73,193	3,909,238
McDonald’s Corp.	13,306	1,619,606
MGM Resorts International *	46,093	1,328,861
Panera Bread Co., Class A *	5,168	1,059,905
Royal Caribbean Cruises Ltd.	4,821	395,515
Six Flags Entertainment Corp.	25,645	1,537,674
Vail Resorts, Inc.	2,828	456,185
Wynn Resorts Ltd.	21,477	1,857,975
Yum Brands, Inc.	17,199	1,089,213

		19,117,712

Household Durables - 0.8%
DR Horton, Inc.	40,873	1,117,059
Garmin Ltd.	22,664	1,098,977
Leggett & Platt, Inc.	14,426	705,143
Mohawk Industries, Inc. *	6,695	1,336,858
Newell Brands, Inc.	45,429	2,028,405
NVR, Inc. *	599	999,731

		7,286,173

Household Products - 2.0%
Church & Dwight Co., Inc.	42,635	1,884,041
Clorox Co. (The)	6,185	742,324
Colgate-Palmolive Co.	10,202	667,619
Energizer Holdings, Inc.	13,144	586,354
Kimberly-Clark Corp.	8,236	939,892
Procter & Gamble Co. (The)	144,943	12,186,807
Spectrum Brands Holdings, Inc.	5,012	613,118

		17,620,155

Industrial Conglomerates - 1.6%
3M Co.	30,607	5,465,492
General Electric Co.	115,849	3,660,828
Honeywell International, Inc.	37,290	4,320,046
Roper Technologies, Inc.	5,357	980,760

		14,427,126

Insurance - 2.8%
Allstate Corp. (The)	7,302	541,224
American Financial Group, Inc.	11,412	1,005,625
AmTrust Financial Services, Inc.	13,037	356,953
Aon plc	15,470	1,725,369
Arch Capital Group Ltd. *	13,686	1,180,965
Aspen Insurance Holdings Ltd.	8,457	465,135
Assurant, Inc.	6,148	570,903
Assured Guaranty Ltd.	19,688	743,616
Axis Capital Holdings Ltd.	7,392	482,476
Chubb Ltd.	22,934	3,030,040
Cincinnati Financial Corp.	26,000	1,969,500
Erie Indemnity Co., Class A	6,993	786,363
Everest Re Group Ltd.	2,625	568,050
FNF Group	22,711	771,266
Hanover Insurance Group, Inc. (The)	11,713	1,066,000

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Insurance - 2.8% (continued)
Markel Corp. *	799	722,696
Marsh & McLennan Cos., Inc.	33,809	2,285,150
ProAssurance Corp.	20,042	1,126,360
Progressive Corp. (The)	16,365	580,958
RenaissanceRe Holdings Ltd.	5,901	803,834
Torchmark Corp.	11,199	826,038
Unum Group	5,907	259,495
Validus Holdings Ltd.	11,878	653,409
White Mountains Insurance Group Ltd.	1,805	1,509,070
WR Berkley Corp.	10,543	701,215

		24,731,710

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	39,886	29,909,315
Expedia, Inc.	9,214	1,043,762
Groupon, Inc. *(a)	118,223	392,501
Netflix, Inc. *	4,374	541,501
Priceline Group, Inc. (The) *	2,220	3,254,653

		35,141,732

Internet Software & Services - 5.9%
Alphabet, Inc., Class A *	20,406	16,170,735
CoStar Group, Inc. *	3,684	694,397
eBay, Inc. *	52,098	1,546,790
Facebook, Inc., Class A *	246,110	28,314,956
GoDaddy, Inc., Class A *	15,274	533,826
VeriSign, Inc. *(a)	13,036	991,649
Yahoo!, Inc. *	78,563	3,038,031
Yelp, Inc. *	27,047	1,031,302
Zillow Group, Inc., Class C *(a)	25,352	924,587

		53,246,273

IT Services - 2.5%
Accenture plc, Class A	23,542	2,757,475
Amdocs Ltd.	12,968	755,386
Automatic Data Processing, Inc.	3,923	403,206
Booz Allen Hamilton Holding Corp.	14,749	531,996
Broadridge Financial Solutions, Inc.	11,087	735,068
Computer Sciences Corp.	37,677	2,238,767
CoreLogic, Inc. *	18,100	666,623
Fidelity National Information Services, Inc.	5,248	396,959
Fiserv, Inc. *	17,508	1,860,750
Gartner, Inc. *	6,200	626,634
Genpact Ltd. *	37,076	902,430
Global Payments, Inc.	25,397	1,762,806
Jack Henry & Associates, Inc.	17,949	1,593,512
Paychex, Inc.	28,442	1,731,549
PayPal Holdings, Inc. *	32,517	1,283,446
Sabre Corp. (a)	45,937	1,146,128
Total System Services, Inc.	23,704	1,162,207
Vantiv, Inc., Class A *	28,434	1,695,235
Western Union Co. (The)	15,876	344,827

		22,595,004

Leisure Products - 0.4%
Hasbro, Inc.	18,329	1,425,813
Mattel, Inc.	57,929	1,595,944
Vista Outdoor, Inc. *	10,871	401,140

		3,422,897

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	9,882	450,224

Investments	Shares	Value ($)
Life Sciences Tools & Services - 1.0% (continued)
Bio-Rad Laboratories, Inc., Class A *	5,986	1,091,128
Bruker Corp.	35,568	753,330
Charles River Laboratories International, Inc. *	6,903	525,940
Mettler-Toledo International, Inc. *	2,907	1,216,754
PerkinElmer, Inc.	9,553	498,189
QIAGEN NV *	21,131	592,091
Quintiles IMS Holdings, Inc. *	10,990	835,789
Thermo Fisher Scientific, Inc.	11,271	1,590,338
Waters Corp. *	7,531	1,012,091

		8,565,874

Machinery - 2.9%
Caterpillar, Inc.	53,894	4,998,130
Colfax Corp. *	7,126	256,037
Crane Co.	5,907	426,013
Cummins, Inc.	10,655	1,456,219
Deere & Co.	14,107	1,453,585
Dover Corp.	6,505	487,420
Fortive Corp.	28,938	1,551,945
Illinois Tool Works, Inc.	32,735	4,008,728
Ingersoll-Rand plc	22,376	1,679,095
Middleby Corp. (The) *	3,107	400,213
Nordson Corp.	6,333	709,613
Oshkosh Corp.	16,412	1,060,379
PACCAR, Inc.	4,015	256,559
Parker-Hannifin Corp.	6,811	953,540
Snap-on, Inc.	7,597	1,301,138
Stanley Black & Decker, Inc.	6,696	767,964
Terex Corp.	17,131	540,140
Toro Co. (The)	36,514	2,042,958
Xylem, Inc.	27,154	1,344,666

		25,694,342

Media - 1.6%
CBS Corp., Class B	28,196	1,793,830
Charter Communications, Inc., Class A *	19,149	5,513,380
Comcast Corp., Class A	59,696	4,122,009
Interpublic Group of Cos., Inc. (The)	21,162	495,402
Liberty Broadband Corp. *	8,950	662,926
Madison Square Garden Co. (The), Class A *	2,525	433,063
Omnicom Group, Inc.	14,639	1,245,925

		14,266,535

Metals & Mining - 1.5%
Freeport-McMoRan, Inc. *	137,231	1,810,077
Newmont Mining Corp.	98,250	3,347,377
Nucor Corp.	30,271	1,801,730
Reliance Steel & Aluminum Co.	3,173	252,380
Royal Gold, Inc.	13,187	835,396
Steel Dynamics, Inc.	66,851	2,378,559
Tahoe Resources, Inc.	39,076	368,096
United States Steel Corp.	71,071	2,346,054

		13,139,669

Multiline Retail - 0.2%
Dollar General Corp.	11,231	831,880
Dollar Tree, Inc. *	8,383	647,000
JC Penney Co., Inc. *	36,823	305,999

		1,784,879

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Multi-Utilities - 1.4%
Ameren Corp.	32,468	1,703,271
CenterPoint Energy, Inc.	12,401	305,561
CMS Energy Corp.	41,358	1,721,320
Consolidated Edison, Inc.	28,514	2,100,912
DTE Energy Co.	12,286	1,210,294
MDU Resources Group, Inc.	15,343	441,418
NiSource, Inc.	35,187	779,040
Public Service Enterprise Group, Inc.	16,641	730,207
SCANA Corp.	19,576	1,434,529
WEC Energy Group, Inc.	37,631	2,207,058

		12,633,610

Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	6,261	436,580
Antero Resources Corp. *	10,816	255,798
Apache Corp.	40,047	2,541,783
Chesapeake Energy Corp. *	49,723	349,055
Chevron Corp.	123,787	14,569,730
Cimarex Energy Co.	7,656	1,040,450
Concho Resources, Inc. *	4,387	581,716
CONSOL Energy, Inc.	98,094	1,788,254
Continental Resources, Inc. *	62,984	3,246,195
Devon Energy Corp.	7,333	334,898
Diamondback Energy, Inc. *	30,668	3,099,308
EOG Resources, Inc.	23,307	2,356,338
Exxon Mobil Corp.	31,305	2,825,589
HollyFrontier Corp.	10,878	356,363
Kinder Morgan, Inc.	13,341	276,292
Laredo Petroleum, Inc. *	36,737	519,461
Marathon Oil Corp.	23,944	414,471
Marathon Petroleum Corp.	5,896	296,864
Newfield Exploration Co. *	36,140	1,463,670
Occidental Petroleum Corp.	3,646	259,705
ONEOK, Inc.	47,576	2,731,338
Parsley Energy, Inc., Class A *	64,117	2,259,483
PBF Energy, Inc., Class A	27,817	775,538
Phillips 66	11,150	963,472
Pioneer Natural Resources Co.	23,909	4,305,294
QEP Resources, Inc. *	58,999	1,086,172
Range Resources Corp.	22,956	788,768
Rice Energy, Inc. *	67,037	1,431,240
SM Energy Co.	12,909	445,102
Southwestern Energy Co. *	65,355	707,141
Targa Resources Corp.	15,381	862,413
Tesoro Corp.	5,167	451,854
Valero Energy Corp.	6,967	475,985
Williams Cos., Inc. (The)	14,726	458,568
WPX Energy, Inc. *	138,199	2,013,559

		56,768,447

Personal Products - 0.2%
Coty, Inc., Class A	15,381	281,626
Edgewell Personal Care Co. *	4,753	346,922
Estee Lauder Cos., Inc. (The), Class A	6,321	483,493
Nu Skin Enterprises, Inc., Class A	8,923	426,341

		1,538,382

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	6,830	399,145
Eli Lilly & Co.	3,584	263,603

Investments	Shares	Value ($)
Pharmaceuticals - 4.1% (continued)
Johnson & Johnson	201,503	23,215,161
Merck & Co., Inc.	179,048	10,540,556
Pfizer, Inc.	18,549	602,472
Zoetis, Inc.	26,512	1,419,187

		36,440,124

Professional Services - 0.4%
Equifax, Inc.	16,124	1,906,341
Nielsen Holdings plc	15,792	662,474
Verisk Analytics, Inc. *	13,148	1,067,223

		3,636,038

Road & Rail - 1.2%
AMERCO	3,404	1,258,085
CSX Corp.	71,084	2,554,048
Genesee & Wyoming, Inc., Class A *	3,730	258,899
JB Hunt Transport Services, Inc.	4,202	407,888
Norfolk Southern Corp.	26,876	2,904,489
Old Dominion Freight Line, Inc. *	7,162	614,428
Union Pacific Corp.	26,701	2,768,360

		10,766,197

Semiconductors & Semiconductor Equipment - 4.8%
Analog Devices, Inc.	12,947	940,211
Applied Materials, Inc.	149,396	4,821,009
Broadcom Ltd. (Singapore)	39,063	6,905,167
First Solar, Inc. *(a)	11,793	378,437
Intel Corp.	66,332	2,405,862
KLA-Tencor Corp.	3,336	262,476
Lam Research Corp.	16,508	1,745,391
Marvell Technology Group Ltd.	30,556	423,812
Maxim Integrated Products, Inc.	31,919	1,231,116
Microchip Technology, Inc.	16,483	1,057,384
Micron Technology, Inc. *	35,042	768,121
NVIDIA Corp.	80,848	8,629,716
QUALCOMM, Inc.	70,354	4,587,081
Teradyne, Inc.	24,948	633,679
Texas Instruments, Inc.	89,392	6,522,934
Xilinx, Inc.	36,025	2,174,829

		43,487,225

Software - 5.4%
Activision Blizzard, Inc.	81,912	2,957,842
Adobe Systems, Inc. *	42,920	4,418,614
ANSYS, Inc. *	5,600	517,944
Autodesk, Inc. *	13,418	993,066
Cadence Design Systems, Inc. *	31,925	805,149
CDK Global, Inc.	20,178	1,204,425
Citrix Systems, Inc. *	14,512	1,296,067
Electronic Arts, Inc. *	15,627	1,230,783
Intuit, Inc.	12,476	1,429,874
Microsoft Corp.	434,489	26,999,146
Nuance Communications, Inc. *	49,154	732,395
PTC, Inc. *	9,123	422,121
Red Hat, Inc. *	4,254	296,504
salesforce.com, Inc. *	4,922	336,960
SS&C Technologies Holdings, Inc.	16,904	483,454
Symantec Corp.	73,080	1,745,881
Synopsys, Inc. *	12,734	749,523
Ultimate Software Group, Inc. (The) *	5,637	1,027,907
VMware, Inc., Class A *(a)	14,031	1,104,661

		48,752,316

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Specialty Retail - 1.6%
Best Buy Co., Inc.	29,620	1,263,885
Burlington Stores, Inc. *	19,291	1,634,912
Dick’s Sporting Goods, Inc.	9,727	516,504
Foot Locker, Inc.	6,992	495,663
Home Depot, Inc. (The)	4,394	589,148
Lowe’s Cos., Inc.	6,642	472,379
Michael’s Cos., Inc. (The) *	21,313	435,851
Murphy USA, Inc. *	6,252	384,310
O’Reilly Automotive, Inc. *	4,557	1,268,714
Ross Stores, Inc.	31,231	2,048,754
TJX Cos., Inc. (The)	15,570	1,169,774
Tractor Supply Co.	5,700	432,117
Ulta Salon Cosmetics & Fragrance, Inc. *	12,747	3,249,720
Urban Outfitters, Inc. *	17,822	507,571

		14,469,302

Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	179,462	4,152,751
HP, Inc.	26,375	391,405
NCR Corp. *	11,040	447,782

		4,991,938

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	5,756	497,261
Coach, Inc.	11,942	418,209
Lululemon Athletica, Inc. *	4,641	301,619
Michael Kors Holdings Ltd. *	18,229	783,482
PVH Corp.	4,356	393,085
Skechers U.S.A., Inc., Class A *	21,170	520,359
Under Armour, Inc., Class A *(a)	25,644	744,958
Under Armour, Inc., Class C *	10,583	266,374

		3,925,347

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	782,068

Tobacco - 0.8%
Altria Group, Inc.	63,628	4,302,526
Philip Morris International, Inc.	36,317	3,322,642

		7,625,168

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc., Class A	2,810	259,616
United Rentals, Inc. *	5,179	546,799
Watsco, Inc.	3,619	536,046
WESCO International, Inc. *	4,690	312,119
WW Grainger, Inc.	3,083	716,027

		2,370,607

Water Utilities - 0.3%
American Water Works Co., Inc.	32,657	2,363,060
Aqua America, Inc.	9,149	274,836

		2,637,896

Wireless Telecommunication Services - 0.8%
Sprint Corp. *	471,384	3,969,053
T-Mobile US, Inc. *	50,244	2,889,533

		6,858,586

TOTAL COMMON STOCKS (Cost $735,144,546)		866,336,078

Investments	Shares	Value ($)
SHORT-TERM INVESTMENT - 3.2%

INVESTMENT COMPANY - 3.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $28,315,074) (2)(b)	28,315,074	28,315,074

SECURITIES LENDING COLLATERAL - 0.8%

Money Market Fund - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $7,287,574) (2)(b)(c)	7,287,574	7,287,574

Total Investments In Securities At Value - 100.5% (Cost $770,747,194)		901,938,726

Liabilities In Excess Of Other Assets - (0.5)% (d)		(4,543,046)

Net Assets - 100.0%		897,395,680

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$108,038,732	12.0%
Consumer Staples	73,337,578	8.2
Energy	65,566,260	7.3
Financials	66,307,586	7.4
Health Care	100,952,565	11.2
Industrials	111,047,870	12.4
Information Technology	196,038,920	21.8
Materials	29,918,086	3.3
Real Estate	43,603,155	4.9
Telecommunication Services	30,977,718	3.5
Utilities	40,547,608	4.5
Short-Term Investment	28,315,074	3.2
Securities Lending Collateral	7,287,574	0.8

Total Investments In Securities At Value	901,938,726	100.5
Liabilities in Excess of Other Assets (d)	(4,543,046)	(0.5)

Net Assets	$897,395,680	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $7,010,895.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
171	BARC	S&P 500 E-Mini Futures	03/2017	$19,283,892	$19,119,510	$(164,382)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$900,071	$900,071

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.8%

Aerospace & Defense - 1.7%
AAR Corp.	8,237	272,233
Aerojet Rocketdyne Holdings, Inc. *	7,667	137,623
Aerovironment, Inc. *	7,641	205,008
Curtiss-Wright Corp.	14,978	1,473,236
DigitalGlobe, Inc. *	24,298	696,138
Engility Holdings, Inc. *	6,243	210,389
KEYW Holding Corp. (The) *	26,052	307,153
Kratos Defense & Security Solutions, Inc. *	30,476	225,522
Mercury Systems, Inc. *	21,745	657,134
National Presto Industries, Inc.	1,715	182,476
Sparton Corp. *	6,924	165,137
TASER International, Inc. *	11,508	278,954
Teledyne Technologies, Inc. *	5,721	703,683
Vectrus, Inc. *	8,941	213,243

		5,727,929

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. *	33,900	541,044
XPO Logistics, Inc. *	35,953	1,551,732

		2,092,776

Airlines - 0.6%
Hawaiian Holdings, Inc. *	21,839	1,244,823
SkyWest, Inc.	24,142	879,976

		2,124,799

Auto Components - 1.7%
Cooper Tire & Rubber Co.	2,531	98,329
Cooper-Standard Holdings, Inc. *	7,770	803,263
Dorman Products, Inc. *	10,914	797,377
Drew Industries, Inc.	11,249	1,212,080
Fox Factory Holding Corp. *	8,907	247,169
Horizon Global Corp. *	14,444	346,656
Motorcar Parts of America, Inc. *	6,430	173,096
Spartan Motors, Inc.	30,958	286,362
Standard Motor Products, Inc.	5,402	287,494
Stoneridge, Inc. *	15,449	273,293
Superior Industries International, Inc.	16,718	440,519
Tenneco, Inc. *	11,226	701,288
Tower International, Inc.	5,389	152,778

		5,819,704

Automobiles - 0.1%
Winnebago Industries, Inc.	8,105	256,523

Banks - 7.5%
Ameris Bancorp	11,337	494,293
Banc of California, Inc.	15,122	262,367
BancFirst Corp.	1,059	98,540
Berkshire Hills Bancorp, Inc.	4,880	179,828
BNC Bancorp	9,541	304,358
Boston Private Financial Holdings, Inc.	5,935	98,224
Brookline Bancorp, Inc.	8,843	145,025
Capital Bank Financial Corp., Class A	15,391	604,097
CenterState Banks, Inc.	24,601	619,207
Central Pacific Financial Corp.	6,264	196,815

Investments	Shares	Value ($)
Banks - 7.5% (continued)
Chemical Financial Corp.	17,697	958,647
Community Bank System, Inc.	10,959	677,157
ConnectOne Bancorp, Inc.	9,170	237,962
CVB Financial Corp.	7,436	170,507
Eagle Bancorp, Inc. *	12,979	791,070
Enterprise Financial Services Corp.	9,119	392,117
FCB Financial Holdings, Inc., Class A *	11,887	567,010
Fidelity Southern Corp.	14,791	350,103
First BanCorp *	57,663	381,152
First Citizens BancShares, Inc., Class A	952	337,960
First Commonwealth Financial Corp.	7,057	100,068
First Financial Bankshares, Inc.	5,971	269,889
First Interstate BancSystem, Inc., Class A	5,980	254,449
First Merchants Corp.	10,033	377,742
Flushing Financial Corp.	7,004	205,848
Fulton Financial Corp.	45,465	854,742
Great Southern Bancorp, Inc.	4,133	225,868
Great Western Bancorp, Inc.	32,063	1,397,626
Hancock Holding Co.	22,068	951,131
Hanmi Financial Corp.	5,827	203,362
Heartland Financial USA, Inc.	2,807	134,736
Hilltop Holdings, Inc.	3,843	114,521
Home BancShares, Inc.	22,589	627,297
IBERIABANK Corp.	8,769	734,404
Independent Bank Corp./MA	6,932	488,359
Independent Bank Corp./MI	27,663	600,287
Independent Bank Group, Inc.	2,179	135,970
International Bancshares Corp.	5,893	240,434
Lakeland Bancorp, Inc.	5,121	99,860
Lakeland Financial Corp.	11,374	538,673
LegacyTexas Financial Group, Inc.	5,674	244,322
MB Financial, Inc.	5,927	279,932
NBT Bancorp, Inc.	5,189	217,315
OFG Bancorp	11,249	147,362
Pacific Premier Bancorp, Inc. *	7,111	251,374
Preferred Bank	10,383	544,277
Prosperity Bancshares, Inc.	3,557	255,321
QCR Holdings, Inc.	2,256	97,685
Renasant Corp.	4,694	198,181
S&T Bancorp, Inc.	3,731	145,658
Sandy Spring Bancorp, Inc.	3,390	135,566
Seacoast Banking Corp. of Florida *	17,359	382,940
ServisFirst Bancshares, Inc.	36,686	1,373,524
Simmons First National Corp., Class A	3,151	195,835
Southside Bancshares, Inc.	8,796	331,345
State Bank Financial Corp.	5,880	157,937
Sterling Bancorp	40,688	952,099
Stock Yards Bancorp, Inc.	2,170	101,882
Stonegate Bank	4,323	180,399
Texas Capital Bancshares, Inc. *	4,217	330,613
Tompkins Financial Corp.	2,435	230,205
Towne Bank	17,188	571,501
Trustmark Corp.	6,253	222,919
UMB Financial Corp.	9,584	739,118

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Banks - 7.5% (continued)
Union Bankshares Corp.	3,912	139,815
United Community Banks, Inc.	15,529	459,969

		25,308,799

Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	599	107,131
Craft Brew Alliance, Inc. *	13,506	228,251
MGP Ingredients, Inc.	14,063	702,869
National Beverage Corp.	18,234	931,393

		1,969,644

Biotechnology - 3.8%
Acceleron Pharma, Inc. *	8,123	207,299
Achillion Pharmaceuticals, Inc. *	34,987	144,496
Agenus, Inc. *	31,652	130,406
Aimmune Therapeutics, Inc. *	4,866	99,510
ARIAD Pharmaceuticals, Inc. *	80,380	999,927
Array BioPharma, Inc. *	42,003	369,206
Axovant Sciences Ltd. *	11,190	138,980
BioSpecifics Technologies Corp. *	2,268	126,328
Blueprint Medicines Corp. *	9,697	272,001
CTI BioPharma Corp. *	77,000	31,031
Cytokinetics, Inc. *	19,422	235,977
Exact Sciences Corp. *	44,003	587,880
Exelixis, Inc. *	100,564	1,499,409
Five Prime Therapeutics, Inc. *	13,567	679,842
Genomic Health, Inc. *	5,685	167,082
Ignyta, Inc. *	17,759	94,123
Inovio Pharmaceuticals, Inc. *(a)	36,389	252,540
Insmed, Inc. *	11,460	151,616
Ironwood Pharmaceuticals, Inc. *	43,616	666,889
Lexicon Pharmaceuticals, Inc. *	49,075	678,707
Ligand Pharmaceuticals, Inc. *	1,510	153,431
Loxo Oncology, Inc. *	10,656	342,217
Minerva Neurosciences, Inc. *	30,703	360,760
Ohr Pharmaceutical, Inc. *	7,600	11,400
Organovo Holdings, Inc. *(a)	37,800	128,142
Peregrine Pharmaceuticals, Inc. *	181,400	55,944
Prothena Corp. plc (Ireland) *	2,118	104,184
Repligen Corp. *	4,058	125,068
Sarepta Therapeutics, Inc. *	14,957	410,271
Spectrum Pharmaceuticals, Inc. *	25,248	111,849
Synergy Pharmaceuticals, Inc. *	25,940	157,975
TESARO, Inc. *	18,896	2,541,134
Trevena, Inc. *	17,288	101,653
Vanda Pharmaceuticals, Inc. *	13,973	222,869
Xencor, Inc. *	17,255	454,152

		12,814,298

Building Products - 1.9%
AAON, Inc.	15,165	501,203
American Woodmark Corp. *	5,128	385,882
Builders FirstSource, Inc. *	9,381	102,910
Gibraltar Industries, Inc. *	18,133	755,239
Griffon Corp.	14,851	389,096
Insteel Industries, Inc.	16,658	593,691
NCI Building Systems, Inc. *	23,636	369,903
Patrick Industries, Inc. *	12,325	940,398
PGT Innovations, Inc. *	16,718	191,421
Ply Gem Holdings, Inc. *	7,520	122,200
Simpson Manufacturing Co., Inc.	9,912	433,650
Trex Co., Inc. *	9,335	601,174

Investments	Shares	Value ($)
Building Products - 1.9% (continued)
Universal Forest Products, Inc.	8,632	882,018

		6,268,785

Capital Markets - 0.6%
BGC Partners, Inc., Class A	22,540	230,584
Cohen & Steers, Inc.	7,823	262,853
Diamond Hill Investment Group, Inc.	1,639	344,813
Evercore Partners, Inc., Class A	2,443	167,834
GAIN Capital Holdings, Inc.	24,292	159,841
INTL. FCStone, Inc. *	6,700	265,320
KCG Holdings, Inc., Class A *	11,490	152,243
Piper Jaffray Cos. *	4,102	297,395

		1,880,883

Chemicals - 2.6%
American Vanguard Corp.	9,893	189,451
Balchem Corp.	2,189	183,701
Chase Corp.	1,989	166,181
Chemours Co. (The)	77,727	1,716,989
HB Fuller Co.	11,076	535,082
Innophos Holdings, Inc.	2,412	126,051
Innospec, Inc.	5,039	345,172
KMG Chemicals, Inc.	10,063	391,350
Koppers Holdings, Inc. *	8,528	343,678
Kraton Corp. *	12,326	351,045
Kronos Worldwide, Inc.	14,531	173,500
Minerals Technologies, Inc.	7,893	609,734
Quaker Chemical Corp.	2,868	366,932
Rayonier Advanced Materials, Inc.	22,243	343,877
Sensient Technologies Corp.	4,449	349,602
Stepan Co.	7,663	624,381
Trinseo SA	23,676	1,403,987
Tronox Ltd., Class A	50,285	518,438

		8,739,151

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	12,434	507,805
ACCO Brands Corp. *	42,602	555,956
Aqua Metals, Inc. *(a)	19,224	252,027
Brady Corp., Class A	18,800	705,940
Brink’s Co. (The)	12,175	502,219
Casella Waste Systems, Inc., Class A *	19,224	238,570
CECO Environmental Corp.	6,978	97,343
Deluxe Corp.	2,778	198,933
Ennis, Inc.	10,681	185,315
Healthcare Services Group, Inc.	6,779	265,533
Herman Miller, Inc.	4,397	150,377
Knoll, Inc.	3,901	108,955
Matthews International Corp., Class A	6,066	466,172
MSA Safety, Inc.	3,671	254,510
Multi-Color Corp.	1,378	106,933
Quad/Graphics, Inc.	27,450	737,856
Team, Inc. *	2,646	103,855
Tetra Tech, Inc.	15,837	683,367
UniFirst Corp.	2,327	334,274
US Ecology, Inc.	4,522	222,256
Viad Corp.	5,800	255,780
VSE Corp.	2,596	100,829

		7,034,805

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Communications Equipment - 2.7%
ADTRAN, Inc.	11,311	252,801
Applied Optoelectronics, Inc. *	8,401	196,919
CalAmp Corp. *	8,803	127,644
Clearfield, Inc. *	8,247	170,713
Extreme Networks, Inc. *	44,347	223,065
Finisar Corp. *	43,098	1,304,577
InterDigital, Inc.	11,187	1,021,932
Ixia *	9,899	159,374
Lumentum Holdings, Inc. *	30,034	1,160,814
NETGEAR, Inc. *	12,858	698,832
Oclaro, Inc. *	102,952	921,420
ShoreTel, Inc. *	18,745	134,027
Sonus Networks, Inc. *	23,563	148,447
Ubiquiti Networks, Inc. *	32,650	1,887,170
ViaSat, Inc. *	6,697	443,475
Viavi Solutions, Inc. *	51,070	417,753

		9,268,963

Construction & Engineering - 1.6%
Aegion Corp. *	6,788	160,876
Argan, Inc.	7,412	522,917
Comfort Systems USA, Inc.	6,501	216,483
Dycom Industries, Inc. *	1,214	97,472
EMCOR Group, Inc.	14,478	1,024,463
Granite Construction, Inc.	13,147	723,085
HC2 Holdings, Inc. *	27,896	165,423
MasTec, Inc. *	32,967	1,260,988
MYR Group, Inc. *	5,924	223,216
NV5 Global, Inc. *	13,579	453,539
Primoris Services Corp.	9,996	227,709
Tutor Perini Corp. *	17,009	476,252

		5,552,423

Construction Materials - 0.0% (b)
US Concrete, Inc. *	2,282	149,471

Consumer Finance - 0.2%
EZCORP, Inc., Class A *	26,884	286,315
FirstCash, Inc.	2,618	123,046
Green Dot Corp., Class A *	9,413	221,676
Nelnet, Inc., Class A	1,939	98,404

		729,441

Containers & Packaging - 0.3%
Greif, Inc., Class A	17,233	884,225

Distributors - 0.1%
Core-Mark Holding Co., Inc.	7,384	318,029

Diversified Consumer Services - 0.5%
American Public Education, Inc. *	7,939	194,903
Bright Horizons Family Solutions, Inc. *	5,238	366,765
Capella Education Co.	1,956	171,737
Career Education Corp. *	48,670	491,080
Carriage Services, Inc.	7,513	215,172
Grand Canyon Education, Inc. *	1,664	97,261
Sotheby’s *	3,874	154,418

Investments	Shares	Value ($)
Diversified Consumer Services - 0.5% (continued)
Weight Watchers International, Inc. *(a)	8,601	98,481

		1,789,817

Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. *	7,320	163,602
Cogent Communications Holdings, Inc.	8,081	334,149
Consolidated Communications Holdings, Inc.	12,893	346,177
General Communication, Inc., Class A *	6,718	130,665
IDT Corp., Class B	12,066	223,704
Lumos Networks Corp. *	9,282	144,985
ORBCOMM, Inc. *	42,884	354,651
Straight Path Communications, Inc., Class B *(a)	8,004	271,416
Windstream Holdings, Inc. (a)	70,965	520,173

		2,489,522

Electric Utilities - 1.4%
ALLETE, Inc.	8,858	568,595
El Paso Electric Co.	9,584	445,656
IDACORP, Inc.	11,723	944,288
MGE Energy, Inc.	12,714	830,224
Otter Tail Corp.	5,498	224,318
PNM Resources, Inc.	17,919	614,622
Portland General Electric Co.	11,346	491,622
Spark Energy, Inc., Class A (a)	23,772	720,292

		4,839,617

Electrical Equipment - 0.5%
AZZ, Inc.	4,651	297,199
Energous Corp. *(a)	19,955	336,242
EnerSys	5,849	456,807
Generac Holdings, Inc. *	15,499	631,429

		1,721,677

Electronic Equipment, Instruments & Components - 3.4%
AVX Corp.	12,390	193,656
Badger Meter, Inc.	9,622	355,533
Belden, Inc.	11,443	855,593
Coherent, Inc. *	10,822	1,486,780
CTS Corp.	12,200	273,280
ePlus, Inc. *	2,538	292,378
Fabrinet (Thailand) *	19,918	802,695
II-VI, Inc. *	19,798	587,011
Insight Enterprises, Inc. *	4,032	163,054
Itron, Inc. *	13,825	868,901
Littelfuse, Inc.	6,846	1,039,017
Mesa Laboratories, Inc.	2,830	347,383
Methode Electronics, Inc.	3,573	147,744
PC Connection, Inc.	9,526	267,585
Sanmina Corp. *	26,247	961,953
SYNNEX Corp.	6,952	841,331
Tech Data Corp. *	1,599	135,403
TTM Technologies, Inc. *	42,651	581,333
Universal Display Corp. *(a)	9,041	509,008
Vishay Intertechnology, Inc.	39,884	646,121

		11,355,759

Energy Equipment & Services - 1.7%
Archrock, Inc.	7,369	97,271
Fairmount Santrol Holdings, Inc. *	105,588	1,244,883

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Energy Equipment & Services - 1.7% (continued)
Forum Energy Technologies, Inc. *	35,354	777,788
Helix Energy Solutions Group, Inc. *	56,471	498,074
McDermott International, Inc. *	48,497	358,393
Oil States International, Inc. *	5,507	214,773
Pioneer Energy Services Corp. *	35,350	242,147
TETRA Technologies, Inc. *	26,462	132,839
Unit Corp. *	19,594	526,491
US Silica Holdings, Inc.	30,966	1,755,153

		5,847,812

Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust	4,983	162,844
Agree Realty Corp.	12,630	581,611
Alexander’s, Inc.	994	424,309
American Assets Trust, Inc.	2,352	101,324
Armada Hoffler Properties, Inc.	15,545	226,491
Bluerock Residential Growth REIT, Inc.	11,974	164,283
Cedar Realty Trust, Inc.	19,172	125,193
Community Healthcare Trust, Inc.	4,426	101,931
CoreSite Realty Corp.	14,834	1,177,375
Cousins Properties, Inc.	11,916	101,405
DuPont Fabros Technology, Inc.	33,058	1,452,238
Easterly Government Properties, Inc.	10,973	219,679
EastGroup Properties, Inc.	5,229	386,109
Education Realty Trust, Inc.	20,104	850,399
First Industrial Realty Trust, Inc.	39,636	1,111,790
Four Corners Property Trust, Inc.	5,023	103,072
Getty Realty Corp.	4,321	110,142
Gladstone Commercial Corp.	17,758	356,936
Government Properties Income Trust	30,023	572,389
Gramercy Property Trust	27,713	254,405
Healthcare Realty Trust, Inc.	37,976	1,151,432
Hudson Pacific Properties, Inc.	11,135	387,275
Independence Realty Trust, Inc.	11,681	104,195
Kite Realty Group Trust	6,154	144,496
Lexington Realty Trust	77,309	834,937
LTC Properties, Inc.	7,826	367,665
Mack-Cali Realty Corp.	31,367	910,270
Medical Properties Trust, Inc.	60,779	747,582
Monmouth Real Estate Investment Corp.	33,580	511,759
Monogram Residential Trust, Inc.	23,108	250,029
National Health Investors, Inc.	7,117	527,868
National Storage Affiliates Trust	34,464	760,620
NexPoint Residential Trust, Inc.	16,633	371,581
Parkway, Inc. *	5,424	120,684
Pennsylvania REIT	8,231	156,060
Physicians Realty Trust	46,018	872,501
Potlatch Corp.	2,434	101,376
Preferred Apartment Communities, Inc., Class A	12,783	190,595
PS Business Parks, Inc.	11,480	1,337,650
QTS Realty Trust, Inc., Class A	20,584	1,021,996
Ramco-Gershenson Properties Trust	8,717	144,528
Retail Opportunity Investments Corp.	36,028	761,272
Rexford Industrial Realty, Inc.	37,282	864,570
Saul Centers, Inc.	5,116	340,777
Select Income REIT	37,865	954,198

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 7.6% (continued)
Seritage Growth Properties, Class A (a)	10,698	456,912
STAG Industrial, Inc.	33,347	795,993
Terreno Realty Corp.	9,381	267,265
Universal Health Realty Income Trust	2,973	194,999
Urban Edge Properties	29,535	812,508
Urstadt Biddle Properties, Inc., Class A	5,947	143,382
Washington REIT	14,005	457,823
Whitestone REIT	8,519	122,503

		25,771,226

Food & Staples Retailing - 0.2%
Ingles Markets, Inc., Class A	4,685	225,348
SpartanNash Co.	6,766	267,528

		492,876

Food Products - 1.9%
Amplify Snack Brands, Inc. *(a)	16,982	149,611
B&G Foods, Inc.	24,015	1,051,857
Calavo Growers, Inc.	5,972	366,681
Darling Ingredients, Inc. *	47,321	610,914
Fresh Del Monte Produce, Inc.	23,127	1,402,190
J&J Snack Foods Corp.	1,060	141,436
John B Sanfilippo & Son, Inc.	4,035	284,024
Lancaster Colony Corp.	8,840	1,249,887
Omega Protein Corp. *	14,399	360,695
Sanderson Farms, Inc.	5,574	525,294
Tootsie Roll Industries, Inc. (a)	6,695	266,126

		6,408,715

Gas Utilities - 1.0%
Chesapeake Utilities Corp.	6,293	421,316
Northwest Natural Gas Co.	7,401	442,580
ONE Gas, Inc.	22,418	1,433,855
South Jersey Industries, Inc.	7,007	236,066
Southwest Gas Corp.	8,518	652,649
Spire, Inc.	1,762	113,737
WGL Holdings, Inc.	1,953	148,975

		3,449,178

Health Care Equipment & Supplies - 4.0%
Anika Therapeutics, Inc. *	6,861	335,915
AtriCure, Inc. *	5,741	112,351
Atrion Corp.	562	285,046
AxoGen, Inc. *	17,886	160,974
Cantel Medical Corp.	18,367	1,446,401
Cardiovascular Systems, Inc. *	7,980	193,196
Cerus Corp. *(a)	25,882	112,587
CONMED Corp.	2,522	111,397
CryoLife, Inc. *	13,497	258,467
Cynosure, Inc., Class A *	9,665	440,724
GenMark Diagnostics, Inc. *	13,869	169,757
Glaukos Corp. *	13,607	466,720
ICU Medical, Inc. *	3,555	523,829
Inogen, Inc. *	11,892	798,786
Insulet Corp. *	13,376	504,008
Integra LifeSciences Holdings Corp. *	14,291	1,226,025
LeMaitre Vascular, Inc.	10,217	258,899
Masimo Corp. *	20,859	1,405,897
Meridian Bioscience, Inc.	7,667	135,706
Merit Medical Systems, Inc. *	6,344	168,116
Nevro Corp. *	13,898	1,009,829

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 4.0% (continued)
NuVasive, Inc. *	14,112	950,584
NxStage Medical, Inc. *	18,192	476,812
OraSure Technologies, Inc. *	29,155	255,981
Orthofix International NV *	5,619	203,295
Penumbra, Inc. *	10,520	671,176
Spectranetics Corp. (The) *	17,201	421,424
Wright Medical Group NV *	6,596	151,576
Zeltiq Aesthetics, Inc. *	5,560	241,971

		13,497,449

Health Care Providers & Services - 1.5%
Aceto Corp.	6,177	135,709
Addus HomeCare Corp. *	9,220	323,161
Almost Family, Inc. *	3,746	165,198
Amedisys, Inc. *	10,133	431,970
AMN Healthcare Services, Inc. *	10,729	412,530
BioTelemetry, Inc. *	25,845	577,636
Civitas Solutions, Inc. *	6,879	136,892
CorVel Corp. *	6,100	223,260
Cross Country Healthcare, Inc. *	14,589	227,734
Ensign Group, Inc. (The)	4,666	103,632
HealthEquity, Inc. *	5,369	217,552
HealthSouth Corp.	7,274	299,980
Healthways, Inc. *	17,006	386,886
LHC Group, Inc. *	3,000	137,100
Medcath Corp. (3)*(c)	10,300	—
National HealthCare Corp.	1,886	142,940
RadNet, Inc. *	19,258	124,214
Surgical Care Affiliates, Inc. *	11,264	521,185
US Physical Therapy, Inc.	6,163	432,643

		5,000,222

Health Care Technology - 0.7%
Evolent Health, Inc., Class A *	23,681	350,479
HealthStream, Inc. *	7,258	181,813
HMS Holdings Corp. *	36,393	660,897
Medidata Solutions, Inc. *	13,253	658,276
Omnicell, Inc. *	6,219	210,824
Vocera Communications, Inc. *	10,735	198,490

		2,260,779

Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp. *	6,398	129,048
Caesars Entertainment Corp. *	22,440	190,740
Carrols Restaurant Group, Inc. *	27,324	416,691
Churchill Downs, Inc.	909	136,759
Chuy’s Holdings, Inc. *	7,019	227,767
Cracker Barrel Old Country Store, Inc.	1,476	246,463
Dave & Buster’s Entertainment, Inc. *	5,508	310,100
Denny’s Corp. *	16,550	212,337
Eldorado Resorts, Inc. *	36,433	617,539
International Speedway Corp., Class A	7,178	264,150
Intrawest Resorts Holdings, Inc. *	13,785	246,062
Jack in the Box, Inc.	9,649	1,077,214
Marcus Corp. (The)	6,900	217,350
Marriott Vacations Worldwide Corp.	2,495	211,701
Monarch Casino & Resort, Inc. *	7,349	189,457
Papa John’s International, Inc.	9,520	814,722
Pinnacle Entertainment, Inc. *	11,730	170,085
Planet Fitness, Inc., Class A	30,398	611,000

Investments	Shares	Value ($)
Hotels, Restaurants & Leisure - 2.3% (continued)
Ruth’s Hospitality Group, Inc.	9,641	176,430
Scientific Games Corp., Class A *	16,775	234,850
Texas Roadhouse, Inc.	20,477	987,810
Wingstop, Inc.	7,803	230,891

		7,919,166

Household Durables - 1.1%
Bassett Furniture Industries, Inc.	13,534	411,434
Cavco Industries, Inc. *	3,212	320,718
Ethan Allen Interiors, Inc.	4,828	177,912
Flexsteel Industries, Inc.	2,686	165,646
Helen of Troy Ltd. *	1,171	98,891
Hooker Furniture Corp.	8,133	308,647
Installed Building Products, Inc. *	14,200	586,460
iRobot Corp. *	7,952	464,794
La-Z-Boy, Inc.	4,371	135,720
LGI Homes, Inc. *(a)	7,329	210,562
NACCO Industries, Inc., Class A	3,287	297,638
TopBuild Corp. *	2,784	99,110
Universal Electronics, Inc. *	5,698	367,806
ZAGG, Inc. *	17,070	121,197

		3,766,535

Household Products - 0.4%
Central Garden & Pet Co., Class A *	25,171	777,784
Orchids Paper Products Co.	5,844	152,996
WD-40 Co.	3,815	445,973

		1,376,753

Independent Power and Renewable Electricity Producers - 0.3%
NRG Yield, Inc., Class C	10,052	158,822
Ormat Technologies, Inc.	13,252	710,572
TerraForm Power, Inc., Class A *	7,555	96,779

		966,173

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,512	164,103

Insurance - 2.1%
Ambac Financial Group, Inc. *	4,387	98,707
AMERISAFE, Inc.	5,276	328,959
Argo Group International Holdings Ltd.	4,536	298,922
Employers Holdings, Inc.	6,048	239,501
Enstar Group Ltd. *	1,619	320,076
FBL Financial Group, Inc., Class A	7,378	576,591
Federated National Holding Co.	7,509	140,343
Horace Mann Educators Corp.	3,809	163,025
Infinity Property & Casualty Corp.	1,135	99,767
James River Group Holdings Ltd.	11,794	490,041
Kemper Corp.	3,161	140,032
MBIA, Inc. *	17,118	183,163
National General Holdings Corp.	12,188	304,578
Navigators Group, Inc. (The)	2,767	325,814
OneBeacon Insurance Group Ltd., Class A	10,443	167,610
Primerica, Inc.	13,532	935,738
RLI Corp.	8,683	548,158
Safety Insurance Group, Inc.	1,836	135,313
Selective Insurance Group, Inc.	12,862	553,709
Stewart Information Services Corp.	5,199	239,570
Trupanion, Inc. *(a)	20,746	321,978
United Fire Group, Inc.	8,387	412,389

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Insurance - 2.1% (continued)
United Insurance Holdings Corp.	8,652	130,991

		7,154,975

Internet & Direct Marketing Retail - 0.4%
Duluth Holdings, Inc., Class B *	5,358	136,093
Etsy, Inc. *	28,078	330,759
Nutrisystem, Inc.	11,322	392,307
Overstock.com, Inc. *	7,033	123,077
PetMed Express, Inc. (a)	10,939	252,363
Shutterfly, Inc. *	4,071	204,283

		1,438,882

Internet Software & Services - 3.0%
2U, Inc. *	14,549	438,652
Alarm.com Holdings, Inc. *	22,735	632,715
Amber Road, Inc. *	19,878	180,492
Benefitfocus, Inc. *	3,570	106,029
Brightcove, Inc. *	21,470	172,833
Carbonite, Inc. *	9,398	154,127
ChannelAdvisor Corp. *	12,592	180,695
Cimpress NV (Netherlands) *	5,987	548,469
Cornerstone OnDemand, Inc. *	16,257	687,834
Envestnet, Inc. *	4,262	150,235
Five9, Inc. *	48,315	685,590
GrubHub, Inc. *	28,809	1,083,795
GTT Communications, Inc. *	6,403	184,086
LogMeIn, Inc.	8,396	810,634
MeetMe, Inc. *	64,319	317,093
MINDBODY, Inc., Class A *	21,019	447,705
NIC, Inc.	17,480	417,772
Q2 Holdings, Inc. *	7,031	202,844
Quotient Technology, Inc. *	33,243	357,362
Shutterstock, Inc. *	13,407	637,101
SPS Commerce, Inc. *	1,758	122,867
Stamps.com, Inc. *	3,094	354,727
TrueCar, Inc. *	35,821	447,763
WebMD Health Corp. *	6,794	336,779
Xactly Corp. *	26,867	295,537
XO Group, Inc. *	16,852	327,771

		10,281,507

IT Services - 1.9%
Acxiom Corp. *	22,963	615,409
CACI International, Inc., Class A *	5,296	658,293
Cardtronics plc, Class A *	10,811	589,956
Cardtronics, Inc. *	900	49,113
Convergys Corp.	27,928	685,912
CSG Systems International, Inc.	11,909	576,396
ExlService Holdings, Inc. *	7,635	385,109
Hackett Group, Inc. (The)	23,246	410,524
Lionbridge Technologies, Inc. *	6,254	36,273
ManTech International Corp., Class A	6,644	280,709
Perficient, Inc. *	11,282	197,322
PFSweb, Inc. *	13,058	110,993
Science Applications International Corp.	14,633	1,240,878
ServiceSource International, Inc. *	27,897	158,455
Sykes Enterprises, Inc. *	5,024	144,993
TeleTech Holdings, Inc.	5,303	161,742

		6,302,077

Leisure Products - 0.4%
Callaway Golf Co.	19,727	216,208

Investments	Shares	Value ($)
Leisure Products - 0.4% (continued)
Nautilus, Inc. *	12,627	233,600
Smith & Wesson Holding Corp. *(a)	25,968	547,405
Sturm Ruger & Co., Inc. (a)	4,717	248,586

		1,245,799

Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. *(a)	14,010	290,707
Cambrex Corp. *	2,200	118,690
Luminex Corp. *	8,372	169,366
NanoString Technologies, Inc. *	7,279	162,322
NeoGenomics, Inc. *	39,315	336,930
Pacific Biosciences of California, Inc. *(a)	45,778	173,956
PRA Health Sciences, Inc. *	22,011	1,213,246

		2,465,217

Machinery - 4.0%
Actuant Corp., Class A	4,446	115,374
Alamo Group, Inc.	4,338	330,122
Albany International Corp., Class A	2,564	118,713
Altra Industrial Motion Corp.	5,521	203,725
Astec Industries, Inc.	9,999	674,533
Barnes Group, Inc.	3,154	149,563
Briggs & Stratton Corp.	10,532	234,442
Chart Industries, Inc. *	11,706	421,650
CIRCOR International, Inc.	4,102	266,138
Douglas Dynamics, Inc.	12,738	428,634
Energy Recovery, Inc. *	49,310	510,358
ESCO Technologies, Inc.	1,729	97,948
Federal Signal Corp.	14,847	231,762
Franklin Electric Co., Inc.	11,415	444,043
Global Brass & Copper Holdings, Inc.	16,684	572,261
John Bean Technologies Corp.	15,679	1,347,610
Kadant, Inc.	3,300	201,960
Kennametal, Inc.	3,088	96,531
Lydall, Inc. *	10,527	651,095
Manitowoc Co., Inc. (The) *	40,525	242,339
Mueller Industries, Inc.	3,330	133,067
Mueller Water Products, Inc., Class A	80,993	1,078,017
Navistar International Corp. *(a)	28,822	904,146
RBC Bearings, Inc. *	4,711	437,228
SPX Corp. *	24,490	580,903
Standex International Corp.	3,381	297,021
Supreme Industries, Inc., Class A	27,495	431,671
Tennant Co.	3,269	232,753
Titan International, Inc.	25,440	285,182
Wabash National Corp.	11,007	174,131
Watts Water Technologies, Inc., Class A	7,056	460,051
Woodward, Inc.	19,025	1,313,676

		13,666,647

Marine - 0.0% (b)
Matson, Inc.	2,894	102,419

Media - 0.7%
AMC Entertainment Holdings, Inc., Class A	24,354	819,512
Entravision Communications Corp., Class A	28,539	199,773
Meredith Corp.	6,098	360,697
National CineMedia, Inc.	10,496	154,606

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Media - 0.7% (continued)
New Media Investment Group, Inc.	8,166	130,574
Scholastic Corp.	5,576	264,804
Sinclair Broadcast Group, Inc., Class A	2,933	97,816
World Wrestling Entertainment, Inc., Class A (a)	15,208	279,827

		2,307,609

Metals & Mining - 2.3%
AK Steel Holding Corp. *	132,133	1,349,078
Allegheny Technologies, Inc. (a)	16,903	269,265
Century Aluminum Co. *	58,042	496,840
Cliffs Natural Resources, Inc. *	117,176	985,450
Coeur Mining, Inc. *	86,680	787,921
Commercial Metals Co.	10,104	220,065
Gold Resource Corp.	35,223	153,220
Hecla Mining Co.	164,530	862,137
Kaiser Aluminum Corp.	1,861	144,581
Materion Corp.	4,614	182,714
Olympic Steel, Inc.	13,887	336,482
Ryerson Holding Corp. *	32,102	428,562
Schnitzer Steel Industries, Inc., Class A	5,913	151,964
SunCoke Energy, Inc. *	31,871	361,417
Worthington Industries, Inc.	24,361	1,155,686

		7,885,382

Multiline Retail - 0.2%
Ollie’s Bargain Outlet Holdings, Inc. *	24,183	688,006

Multi-Utilities - 0.7%
Avista Corp.	20,388	815,316
Black Hills Corp.	17,506	1,073,818
Unitil Corp.	11,329	513,657

		2,402,791

Oil, Gas & Consumable Fuels - 2.4%
Ardmore Shipping Corp. (Ireland)	14,473	107,100
Bill Barrett Corp. *	42,940	300,151
Callon Petroleum Co. *	76,411	1,174,437
Clayton Williams Energy, Inc. *(a)	7,056	841,499
Contango Oil & Gas Co. *	17,330	161,862
Denbury Resources, Inc. *	41,816	153,883
Eclipse Resources Corp. *	35,664	95,223
EXCO Resources, Inc. *(a)	171,503	149,842
GasLog Ltd. (Monaco)	24,266	390,683
Golar LNG Ltd. (Norway)	5,383	123,486
Matador Resources Co. *	6,330	163,061
Oasis Petroleum, Inc. *	31,243	473,019
PDC Energy, Inc. *	11,464	832,057
REX American Resources Corp. *	3,271	323,011
RSP Permian, Inc. *	47,479	2,118,513
Sanchez Energy Corp. *	37,341	337,189
SemGroup Corp., Class A	3,471	144,914
Ship Finance International Ltd. (Norway) (a)	8,364	124,205
Westmoreland Coal Co. *	6,494	114,749

		8,128,884

Paper & Forest Products - 0.3%
Clearwater Paper Corp. *	2,894	189,702
Louisiana-Pacific Corp. *	13,205	249,970

Investments	Shares	Value ($)
Paper & Forest Products - 0.3% (continued)
Neenah Paper, Inc.	4,575	389,790

		829,462

Personal Products - 0.4%
Avon Products, Inc. *	131,315	661,828
Inter Parfums, Inc.	6,100	199,775
Natural Health Trends Corp. (a)	6,691	166,271
Revlon, Inc., Class A *	6,461	188,338

		1,216,212

Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. *	14,169	536,297
Amphastar Pharmaceuticals, Inc. *	19,729	363,408
ANI Pharmaceuticals, Inc. *	3,723	225,688
Corcept Therapeutics, Inc. *	44,667	324,282
Depomed, Inc. *	8,556	154,179
Dermira, Inc. *	17,210	521,979
Heska Corp. *	9,845	704,902
Nektar Therapeutics *	30,443	373,536
Prestige Brands Holdings, Inc. *	3,255	169,586
SciClone Pharmaceuticals, Inc. *	24,050	259,740
Supernus Pharmaceuticals, Inc. *	25,872	653,268
TherapeuticsMD, Inc. *(a)	23,340	134,672

		4,421,537

Professional Services - 1.1%
Barrett Business Services, Inc.	3,741	239,798
CRA International, Inc.	6,151	225,127
Exponent, Inc.	6,396	385,679
FTI Consulting, Inc. *	3,688	166,255
Heidrick & Struggles International, Inc.	6,742	162,819
ICF International, Inc. *	1,816	100,243
Insperity, Inc.	8,474	601,230
Kelly Services, Inc., Class A	6,667	152,808
Kforce, Inc.	6,514	150,473
Mistras Group, Inc. *	11,599	297,862
Navigant Consulting, Inc. *	7,731	202,398
WageWorks, Inc. *	12,496	905,960

		3,590,652

Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA *	4,222	112,263
HFF, Inc., Class A	3,604	109,021
Marcus & Millichap, Inc. *	5,385	143,887
RE/MAX Holdings, Inc., Class A	5,481	306,936

		672,107

Road & Rail - 0.5%
Knight Transportation, Inc.	2,957	97,729
Marten Transport Ltd.	7,355	171,371
Saia, Inc. *	4,667	206,048
Swift Transportation Co. *	42,447	1,034,009

		1,509,157

Semiconductors & Semiconductor Equipment - 6.1%
Advanced Energy Industries, Inc. *	19,613	1,073,812
Advanced Micro Devices, Inc. *	328,455	3,724,680
Alpha & Omega Semiconductor Ltd. *	19,516	415,105
Amkor Technology, Inc. *	93,723	988,778
Axcelis Technologies, Inc. *	13,172	191,653
Brooks Automation, Inc.	10,126	172,851
Cabot Microelectronics Corp.	4,651	293,804
CEVA, Inc. *	12,403	416,121
Cirrus Logic, Inc. *	28,336	1,602,117

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 6.1% (continued)
Entegris, Inc. *	31,447	562,901
FormFactor, Inc. *	28,368	317,722
Inphi Corp. *	21,064	939,876
MACOM Technology Solutions Holdings, Inc. *	15,468	715,859
MaxLinear, Inc., Class A *	37,348	814,186
Microsemi Corp. *	34,684	1,871,895
MKS Instruments, Inc.	15,283	907,810
Monolithic Power Systems, Inc.	19,928	1,632,701
Nanometrics, Inc. *	9,875	247,467
NeoPhotonics Corp. *	28,615	309,328
PDF Solutions, Inc. *	8,319	187,593
Photronics, Inc. *	17,287	195,343
Power Integrations, Inc.	9,694	657,738
Rudolph Technologies, Inc. *	14,942	348,896
Semtech Corp. *	24,266	765,592
Sigma Designs, Inc. *	22,053	132,318
Silicon Laboratories, Inc. *	8,041	522,665
Tessera Holding Corp.	5,568	246,106
Ultra Clean Holdings, Inc. *	9,925	96,272
Ultratech, Inc. *	4,898	117,454
Xcerra Corp. *	21,804	166,583

		20,635,226

Software - 4.4%
8x8, Inc. *	43,402	620,649
A10 Networks, Inc. *	24,258	201,584
Aspen Technology, Inc. *	8,392	458,875
Barracuda Networks, Inc. *	7,976	170,926
Blackbaud, Inc.	1,531	97,984
Bottomline Technologies de, Inc. *	6,446	161,279
BroadSoft, Inc. *	12,036	496,485
Callidus Software, Inc. *	13,106	220,181
CommVault Systems, Inc. *	13,133	675,036
Digimarc Corp. *	4,179	125,370
Ebix, Inc. (a)	15,421	879,768
Ellie Mae, Inc. *	14,278	1,194,783
Fair Isaac Corp.	11,604	1,383,429
Gigamon, Inc. *	16,593	755,811
HubSpot, Inc. *	2,426	114,022
Mitek Systems, Inc. *	27,452	168,830
Monotype Imaging Holdings, Inc.	5,625	111,656
Paycom Software, Inc. *	18,040	820,640
Paylocity Holding Corp. *	11,442	343,374
Pegasystems, Inc.	11,976	431,136
Progress Software Corp.	3,731	119,131
Proofpoint, Inc. *	10,621	750,374
RealPage, Inc. *	25,543	766,290
RingCentral, Inc., Class A *	17,558	361,695
Silver Spring Networks, Inc. *	13,358	177,795
Take-Two Interactive Software, Inc. *	32,781	1,615,775
Telenav, Inc. *	4,798	33,826
TiVo Corp. *	39,557	826,741
Varonis Systems, Inc. *	7,938	212,738
Zendesk, Inc. *	19,337	409,944
Zix Corp. *	44,752	221,075

		14,927,202

Specialty Retail - 1.0%
American Eagle Outfitters, Inc.	22,161	336,182
Big 5 Sporting Goods Corp.	11,260	195,361

Investments	Shares	Value ($)
Specialty Retail - 1.0% (continued)
Caleres, Inc.	5,009	164,395
Cato Corp. (The), Class A	3,507	105,491
Chico’s FAS, Inc.	6,840	98,428
Children’s Place, Inc. (The)	8,612	869,381
Citi Trends, Inc.	7,878	148,421
Five Below, Inc. *	17,721	708,131
Haverty Furniture Cos., Inc.	7,500	177,750
Party City Holdco, Inc. *	7,008	99,514
Shoe Carnival, Inc.	7,229	195,038
Sportsman’s Warehouse Holdings, Inc. *	11,753	110,361
Tile Shop Holdings, Inc. *	11,434	223,535
Tilly’s, Inc., Class A *	7,441	98,147

		3,530,135

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. *	48,279	641,628
Cray, Inc. *	4,854	100,478

		742,106

Textiles, Apparel & Luxury Goods - 0.5%
Columbia Sportswear Co.	7,619	444,188
Culp, Inc.	11,894	441,862
Movado Group, Inc.	5,631	161,891
Perry Ellis International, Inc. *	7,211	179,626
Unifi, Inc. *	5,876	191,734
Vera Bradley, Inc. *	12,865	150,778
Wolverine World Wide, Inc.	11,904	261,293

		1,831,372

Thrifts & Mortgage Finance - 2.2%
Beneficial Bancorp, Inc.	22,637	416,521
Capitol Federal Financial, Inc.	27,273	448,914
Dime Community Bancshares, Inc.	8,591	172,679
Essent Group Ltd. *	4,832	156,412
Federal Agricultural Mortgage Corp., Class C	3,587	205,427
First Defiance Financial Corp.	5,710	289,725
Flagstar Bancorp, Inc. *	20,448	550,869
HomeStreet, Inc. *	8,667	273,877
Kearny Financial Corp.	23,651	367,773
LendingTree, Inc. *	1,379	139,762
Meridian Bancorp, Inc.	29,164	551,200
Meta Financial Group, Inc.	5,656	582,002
Nationstar Mortgage Holdings, Inc. *	10,920	197,215
Northfield Bancorp, Inc.	9,328	186,280
Northwest Bancshares, Inc.	30,766	554,711
Oritani Financial Corp.	14,572	273,225
Provident Financial Services, Inc.	5,922	167,593
Walker & Dunlop, Inc. *	7,528	234,874
Washington Federal, Inc.	18,906	649,421
Waterstone Financial, Inc.	33,935	624,404
WSFS Financial Corp.	10,598	491,217

		7,534,101

Tobacco - 0.0% (b)
Vector Group Ltd. (a)	4,915	111,767

Trading Companies & Distributors - 1.0%
Aircastle Ltd.	5,512	114,925
Applied Industrial Technologies, Inc.	4,473	265,696
Beacon Roofing Supply, Inc. *	13,700	631,159
H&E Equipment Services, Inc.	8,078	187,814

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.0% (continued)
Kaman Corp.	4,422	216,368
MRC Global, Inc. *	36,896	747,513
NOW, Inc. *	31,940	653,812
Univar, Inc. *	21,077	597,955

		3,415,242

Water Utilities - 0.5%
American States Water Co.	2,180	99,321
California Water Service Group	13,155	445,954
Connecticut Water Service, Inc.	6,009	335,603
Middlesex Water Co.	8,786	377,271
SJW Group	7,772	435,076

		1,693,225

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	19,566	238,510
Shenandoah Telecommunications Co.	16,145	440,758
Spok Holdings, Inc.	7,837	162,618

		841,886

TOTAL COMMON STOCKS (Cost $258,396,111)		327,629,611

Investments	No. of Rights	Value ($)
RIGHTS - 0.0% (b)

Biotechnology - 0.0% (b)
Durata Therapeutics, Inc. (3)*(c)	9,900	2,768

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc. (3)*(c)	4,000	—

TOTAL RIGHTS (Cost $—)		2,768

Investments	No. of Warrants	Value ($)
WARRANT - 0.0%
Diversified Consumer Services - 0.0%
Education Management Corp., expiring 5/1/2022
(Cost $–)(3) *(c)	6,600	—

Investments	Shares	Value ($)
SHORT-TERM INVESTMENT - 1.8%

INVESTMENT COMPANY - 1.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $5,924,544) (2)(d)	5,924,544	5,924,544

Investments	Shares	Value ($)
SECURITIES LENDING COLLATERAL - 2.6%

Money Market Fund - 2.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $8,826,283)(2)(d)(e)	8,826,283	8,826,283

Total Investments In Securities At Value - 101.2% (Cost $273,146,938)		342,383,206

Liabilities In Excess Of Other Assets - (1.2)% (f)		(3,959,866)

Net Assets - 100.0%		338,423,340

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$30,911,577	9.1%
Consumer Staples	11,575,968	3.4
Energy	13,976,696	4.1
Financials	42,608,199	12.6
Health Care	40,462,271	12.0
Industrials	52,971,412	15.7
Information Technology	73,512,838	21.7
Materials	18,487,692	5.5
Real Estate	26,443,333	7.8
Telecommunication Services	3,331,408	1.0
Utilities	13,350,985	3.9
Short-Term Investment	5,924,544	1.8
Securities Lending Collateral	8,826,283	2.6

Total Investments In Securities At Value	342,383,206	101.2
Liabilities in Excess of Other Assets (f)	(3,959,866)	(1.2)

Net Assets	$338,423,340	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $8,525,217.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 12/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 12/31/2016 amounted to $2,768, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 12/31/2016.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
119	BARC	E-Mini Russell 2000 Futures	03/2017	$8,162,313	$8,073,555	$(88,758)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$448,193	$448,193

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 95.6%

Australia - 6.1%
AGL Energy Ltd.	49,355	785,260
Alumina Ltd.	187,658	245,381
Amcor Ltd.	57,254	616,214
AMP Ltd.	26,931	97,675
Aristocrat Leisure Ltd.	67,187	749,578
ASX Ltd.	6,715	240,565
Aurizon Holdings Ltd.	34,758	126,374
AusNet Services	141,964	161,612
Australia & New Zealand Banking Group Ltd.	52,211	1,142,960
BHP Billiton plc	159,708	2,543,034
Brambles Ltd.	78,037	696,408
Caltex Australia Ltd.	10,222	224,124
Challenger Ltd.	34,434	278,224
CIMIC Group Ltd.	12,885	324,201
Cochlear Ltd.	4,247	374,843
CSL Ltd.	8,952	647,407
Dexus Property Group, REIT	54,248	376,329
Domino’s Pizza Enterprises Ltd.	5,061	236,669
Flight Centre Travel Group Ltd.	5,286	119,128
Fortescue Metals Group Ltd.	212,169	886,655
Goodman Group, REIT	80,962	415,790
GPT Group (The), REIT	164,107	594,977
Harvey Norman Holdings Ltd.	63,440	235,061
Incitec Pivot Ltd.	54,550	141,153
Insurance Australia Group Ltd.	33,454	144,265
Macquarie Group Ltd.	7,125	446,325
Medibank Pvt Ltd.	221,819	450,661
Mirvac Group, REIT	134,805	207,019
Newcrest Mining Ltd.	49,124	704,392
Origin Energy Ltd.	20,182	95,486
Qantas Airways Ltd.	81,367	194,917
QBE Insurance Group Ltd.	10,922	97,585
Ramsay Health Care Ltd.	15,757	774,719
REA Group Ltd.	5,751	228,545
Scentre Group, REIT	319,502	1,069,527
SEEK Ltd.	14,726	157,718
South32 Ltd.	459,424	904,400
Stockland, REIT	109,739	362,543
Suncorp Group Ltd.	11,430	111,295
Tabcorp Holdings Ltd.	103,175	357,450
TPG Telecom Ltd.	25,603	125,689
Treasury Wine Estates Ltd.	145,778	1,121,415
Vocus Communications Ltd.	34,100	94,959
Westfield Corp., REIT	13,943	94,275

		20,002,807

Austria - 0.5%
ANDRITZ AG	8,061	403,967
Erste Group Bank AG	3,417	99,903
OMV AG	29,529	1,041,006

		1,544,876

Belgium - 1.0%
Ageas	10,441	412,699
Anheuser-Busch InBev SA/NV	14,766	1,562,892
Solvay SA	4,582	535,666
UCB SA	1,557	99,619
Umicore SA	11,722	666,881

		3,277,757

Investments	Shares	Value ($)
Canada - 13.1%
Agnico Eagle Mines Ltd. (1)	18,572	780,836
Alimentation Couche-Tard, Inc., Class B (1)	8,192	371,451
ARC Resources Ltd. (1)	17,903	308,150
Bank of Montreal (1)	35,204	2,532,045
Bank of Nova Scotia (The) (1)	62,824	3,498,099
Barrick Gold Corp. (1)	76,671	1,227,170
BCE, Inc. (1)	28,621	1,237,014
Bombardier, Inc., Class B (1)*	204,632	329,203
CAE, Inc. (1)	10,652	148,992
Canadian Imperial Bank of Commerce (1)	6,773	552,676
Canadian National Railway Co. (1)	4,010	269,872
Canadian Natural Resources Ltd. (1)	71,122	2,266,645
Canadian Pacific Railway Ltd. (1)	1,965	280,353
Canadian Tire Corp. Ltd., Class A (1)	3,668	380,473
CCL Industries, Inc., Class B (1)	4,221	829,330
CGI Group, Inc., Class A (1)*	23,312	1,118,851
Constellation Software, Inc. (1)	555	252,200
Dollarama, Inc. (1)	9,628	705,472
Enbridge, Inc. (1)	28,613	1,204,062
Encana Corp. (1)	76,103	893,296
Fairfax Financial Holdings Ltd. (1)	688	332,304
Finning International, Inc. (1)	4,714	92,303
First Capital Realty, Inc. (1)	6,303	97,034
First Quantum Minerals Ltd. (1)	79,631	791,773
Fortis, Inc. (1)	11,800	364,375
Franco-Nevada Corp. (1)	10,001	597,982
George Weston Ltd. (1)	1,366	115,565
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,345	93,248
Intact Financial Corp. (1)	1,385	99,131
Inter Pipeline Ltd. (1)	12,492	275,770
Keyera Corp. (1)	10,281	309,812
Kinross Gold Corp. (1)*	141,587	441,850
Manulife Financial Corp. (1)	15,640	278,518
Metro, Inc. (1)	8,600	257,235
National Bank of Canada (1)	4,674	189,828
Onex Corp. (1)	5,732	390,117
Open Text Corp. (1)	9,046	558,667
Pembina Pipeline Corp. (1)	18,376	574,280
Peyto Exploration & Development Corp. (1)	10,690	264,414
PrairieSky Royalty Ltd. (1)	7,310	173,896
Restaurant Brands International, Inc. (1)	26,823	1,277,571
Rogers Communications, Inc., Class B (1)	6,572	253,502
Royal Bank of Canada (1)	43,256	2,927,548
Saputo, Inc. (1)	25,394	898,573
Seven Generations Energy Ltd., Class A (1)*	45,560	1,062,439
Silver Wheaton Corp. (1)	38,338	740,690
SNC-Lavalin Group, Inc. (1)	11,159	480,303
Sun Life Financial, Inc. (1)	19,089	732,907
Suncor Energy, Inc. (1)	23,617	772,194
Teck Resources Ltd., Class B (1)	58,995	1,180,647

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Canada - 13.1% (continued)
Toronto-Dominion Bank (The) (1)	75,252	3,711,457
Tourmaline Oil Corp. (1)*	15,839	423,624
TransCanada Corp. (1)	51,135	2,305,674
Veresen, Inc. (1)	20,050	195,774
Vermilion Energy, Inc. (1)	5,855	246,340
Yamana Gold, Inc. (1)	70,374	197,602

		42,891,137

Denmark - 1.6%
Carlsberg A/S, Class B	1,109	95,517
Chr Hansen Holding A/S	4,955	274,038
Danske Bank A/S	20,698	626,192
DSV A/S	15,616	693,511
Genmab A/S *	5,917	980,166
ISS A/S	12,970	437,127
Pandora A/S	3,828	499,707
Tryg A/S	18,790	339,320
Vestas Wind Systems A/S	15,277	989,409
William Demant Holding A/S *	12,490	216,945

		5,151,932

Finland - 1.2%
Kone OYJ, Class B	21,937	980,223
Metso OYJ	8,370	238,118
Neste OYJ	22,971	879,044
Nokian Renkaat OYJ	10,397	386,538
Orion OYJ, Class B	6,824	303,203
UPM-Kymmene OYJ	42,632	1,042,589

		3,829,715

France - 6.4%
Accor SA	3,636	135,451
Air Liquide SA	2,890	321,364
Airbus Group SE	15,373	1,015,367
AXA SA	23,258	586,306
BNP Paribas SA	11,425	727,063
Bouygues SA	5,122	183,364
Capgemini SA	11,593	976,700
Christian Dior SE	2,681	561,701
Cie Generale des Etablissements Michelin	4,645	516,333
Danone SA	2,756	174,396
Dassault Systemes SE	13,270	1,010,059
Edenred	7,656	151,593
Essilor International SA	7,142	805,819
Hermes International	1,920	787,618
Iliad SA	667	128,096
Ingenico Group SA	1,511	120,556
JCDecaux SA	3,627	106,648
Kering	1,110	248,977
Legrand SA	2,988	169,525
L’Oreal SA	6,915	1,260,364
LVMH Moet Hennessy Louis Vuitton SE	6,875	1,310,867
Orange SA	33,131	502,397
Pernod Ricard SA	4,394	475,519
Safran SA	6,111	439,527
Sanofi	1,944	157,202
Schneider Electric SE	10,401	722,541
SCOR SE	9,686	334,271
Societe BIC SA	1,113	151,231
Sodexo SA	3,300	378,884

Investments	Shares	Value ($)
France - 6.4% (continued)
Technip SA	4,128	294,045
Thales SA	10,677	1,034,396
TOTAL SA	30,747	1,577,078
Valeo SA	12,850	737,690
Veolia Environnement SA	28,559	485,270
Vinci SA	27,859	1,895,098
Vivendi SA	30,525	578,965

		21,062,281

Germany - 8.1%
adidas AG	15,135	2,387,063
BASF SE	24,294	2,251,481
Brenntag AG	5,427	300,812
Continental AG	1,515	291,875
Covestro AG (a)	9,173	627,870
Deutsche Post AG	40,793	1,337,808
Deutsche Wohnen AG	7,397	232,018
Fresenius Medical Care AG & Co. KGaA	3,980	336,393
GEA Group AG	10,515	421,972
Hannover Rueck SE	9,525	1,028,961
HeidelbergCement AG	9,081	845,259
HOCHTIEF AG	3,214	448,716
Infineon Technologies AG	118,429	2,048,523
LANXESS AG	4,294	281,185
MAN SE	4,400	436,728
Merck KGaA	4,921	512,379
OSRAM Licht AG	3,010	157,620
ProSiebenSat.1 Media SE	2,447	94,190
RWE AG *	29,314	363,747
SAP SE	50,238	4,345,839
Siemens AG	42,014	5,144,191
Symrise AG	10,169	617,845
thyssenkrupp AG	38,811	921,965
Vonovia SE	25,605	831,327
Zalando SE *(a)	8,711	331,839

		26,597,606

Hong Kong - 4.2%
AIA Group Ltd.	493,400	2,763,948
ASM Pacific Technology Ltd.	9,500	100,466
Bank of East Asia Ltd. (The)	38,600	147,360
BOC Hong Kong Holdings Ltd.	356,000	1,267,915
CLP Holdings Ltd.	137,000	1,256,411
Galaxy Entertainment Group Ltd.	132,000	571,708
Hang Seng Bank Ltd.	22,600	419,108
Hong Kong & China Gas Co. Ltd.	70,681	124,836
Hysan Development Co. Ltd.	39,000	160,838
Link REIT	149,000	965,978
MTR Corp. Ltd.	121,500	589,060
New World Development Co. Ltd.	377,000	397,210
NWS Holdings Ltd.	109,000	177,188
PCCW Ltd.	302,000	163,256
Power Assets Holdings Ltd.	43,500	382,673
Sands China Ltd.	159,200	686,817
Sino Land Co. Ltd.	134,000	199,801
Sun Hung Kai Properties Ltd.	69,000	868,881
Techtronic Industries Co. Ltd.	89,000	318,485
WH Group Ltd. (a)	1,123,000	905,247
Wharf Holdings Ltd. (The)	79,000	523,294
Wheelock & Co. Ltd.	102,000	572,449

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Hong Kong - 4.2% (continued)
Yue Yuen Industrial Holdings Ltd.	44,000	159,487

		13,722,416

Ireland - 0.3%
Experian plc	48,579	940,569

Italy - 0.6%
Atlantia SpA	17,882	418,373
Leonardo-Finmeccanica SpA *	15,760	220,723
Prysmian SpA	23,402	599,801
Snam SpA	170,900	702,886
Terna Rete Elettrica Nazionale SpA	28,054	128,301

		2,070,084

Japan - 14.3%
Aisin Seiki Co. Ltd.	6,800	294,232
Alfresa Holdings Corp.	8,900	147,001
Amada Holdings Co. Ltd.	8,300	92,467
Asahi Kasei Corp.	41,000	356,752
Bandai Namco Holdings, Inc.	5,400	148,635
Brother Industries Ltd.	24,000	431,458
CYBERDYNE, Inc. *	10,500	148,061
Daicel Corp.	9,900	108,841
Daiichi Sankyo Co. Ltd.	7,300	149,060
Daikin Industries Ltd.	17,500	1,603,156
Daito Trust Construction Co. Ltd.	4,500	676,520
Daiwa House Industry Co. Ltd.	3,600	98,173
DeNA Co. Ltd.	8,300	181,397
FamilyMart UNY Holdings Co. Ltd.	5,700	379,278
Hikari Tsushin, Inc.	3,600	335,117
Hisamitsu Pharmaceutical Co., Inc.	5,300	264,719
Hitachi Chemical Co. Ltd.	11,000	274,409
Hitachi Construction Machinery Co. Ltd.	4,400	95,123
Hitachi High-Technologies Corp.	9,200	370,028
Hoshizaki Corp.	6,100	482,932
Idemitsu Kosan Co. Ltd.	7,500	198,940
Iida Group Holdings Co. Ltd.	13,300	252,131
ITOCHU Corp.	12,000	158,889
Japan Prime Realty Investment Corp., REIT	98	386,641
Japan Real Estate Investment Corp., REIT	108	589,821
Japan Retail Fund Investment Corp., REIT	131	265,565
Kajima Corp.	75,000	518,034
Kakaku.com, Inc.	9,000	148,708
Kaneka Corp.	21,000	170,812
Kansai Paint Co. Ltd.	16,700	307,174
KDDI Corp.	77,200	1,949,530
Keihan Holdings Co. Ltd.	17,000	111,510
Keikyu Corp.	8,000	92,665
Keisei Electric Railway Co. Ltd.	4,100	99,277
Keyence Corp.	2,540	1,737,994
Kintetsu Group Holdings Co. Ltd.	40,000	152,427
Koito Manufacturing Co. Ltd.	16,500	871,365
Komatsu Ltd.	55,600	1,259,348
Konami Holdings Corp.	14,800	597,302
Lion Corp.	7,000	114,740
M3, Inc.	23,000	578,243
Makita Corp.	6,400	427,641

Investments	Shares	Value ($)
Japan - 14.3% (continued)
Marui Group Co. Ltd.	7,100	103,444
McDonald’s Holdings Co. Japan Ltd.	6,900	180,496
Medipal Holdings Corp.	8,800	138,619
MEIJI Holdings Co. Ltd.	3,500	273,799
MISUMI Group, Inc.	5,700	93,632
Mitsubishi Corp.	44,100	936,625
Mitsubishi Electric Corp.	89,800	1,249,043
Mitsubishi Gas Chemical Co., Inc.	20,100	342,493
Mitsui & Co. Ltd.	10,300	141,134
Mitsui Chemicals, Inc.	39,000	174,741
Nabtesco Corp.	9,600	222,538
Nagoya Railroad Co. Ltd.	25,000	120,705
NH Foods Ltd.	4,000	107,906
Nidec Corp.	6,900	594,026
Nikon Corp.	10,300	159,964
Nintendo Co. Ltd.	7,200	1,496,703
Nippon Building Fund, Inc., REIT	115	637,522
Nippon Paint Holdings Co. Ltd.	20,600	559,182
Nippon Prologis REIT, Inc.	74	151,320
Nippon Telegraph & Telephone Corp.	23,400	985,027
Nissan Chemical Industries Ltd.	2,800	93,335
Nisshin Seifun Group, Inc.	7,700	115,376
Nitori Holdings Co. Ltd.	6,900	786,703
Nomura Real Estate Master Fund, Inc., REIT	375	567,574
NTT DOCOMO, Inc.	66,200	1,505,737
Obayashi Corp.	21,100	201,449
Obic Co. Ltd.	3,700	161,379
Olympus Corp.	2,800	96,473
Otsuka Corp.	2,000	93,289
Otsuka Holdings Co. Ltd.	23,000	1,001,890
Park24 Co. Ltd.	18,800	509,092
Pola Orbis Holdings, Inc.	1,200	98,932
Recruit Holdings Co. Ltd.	11,500	460,878
Rinnai Corp.	1,900	152,881
Sega Sammy Holdings, Inc.	18,600	276,397
Seiko Epson Corp.	13,400	282,909
Sekisui Chemical Co. Ltd.	14,600	232,411
Sharp Corp. *	130,000	300,789
Shimadzu Corp.	12,000	190,644
Shimamura Co. Ltd.	1,500	187,024
Shin-Etsu Chemical Co. Ltd.	23,100	1,787,685
Shionogi & Co. Ltd.	18,400	879,390
SMC Corp.	1,000	237,925
SoftBank Group Corp.	21,100	1,396,273
Sohgo Security Services Co. Ltd.	4,700	180,403
Sony Corp.	60,300	1,684,899
Stanley Electric Co. Ltd.	3,800	103,522
Start Today Co. Ltd.	14,400	248,059
Sumitomo Dainippon Pharma Co. Ltd.	17,100	293,510
Sumitomo Heavy Industries Ltd.	14,000	89,896
Sumitomo Metal Mining Co. Ltd.	7,000	89,304
Sundrug Co. Ltd.	2,200	152,111
Suzuken Co. Ltd.	3,000	97,988
Sysmex Corp.	5,300	306,231
Taisei Corp.	23,000	160,608
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	157,508
Terumo Corp.	19,700	726,247

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Japan - 14.3% (continued)
Toho Co. Ltd.	7,900	222,851
Toho Gas Co. Ltd.	61,000	495,432
Tokyo Electron Ltd.	12,700	1,194,428
Toppan Printing Co. Ltd.	14,000	133,493
Toray Industries, Inc.	15,000	121,133
Toshiba Corp. *	164,000	396,149
TOTO Ltd.	6,800	268,590
Toyo Suisan Kaisha Ltd.	3,100	112,156
Tsuruha Holdings, Inc.	1,400	132,500
USS Co. Ltd.	6,400	101,669
Yamada Denki Co. Ltd.	38,300	206,224
Yamaha Corp.	24,500	747,068
Yamato Holdings Co. Ltd.	5,100	103,382
Yamazaki Baking Co. Ltd.	15,800	304,615
Yokogawa Electric Corp.	6,600	95,287

		46,836,733

Luxembourg - 0.6%
ArcelorMittal *	216,315	1,589,377
Tenaris SA	14,624	261,046

		1,850,423

Macau - 0.1%
MGM China Holdings Ltd.	91,600	189,212
Wynn Macau Ltd.	155,200	245,344

		434,556

Mexico - 0.2%
Fresnillo plc	39,935	593,210

Netherlands - 5.8%
Altice NV, Class A *	13,487	266,906
ASML Holding NV	21,890	2,453,222
Heineken Holding NV	1,352	94,019
ING Groep NV	148,261	2,087,330
Koninklijke Ahold Delhaize NV	32,092	675,954
Koninklijke DSM NV	11,800	707,141
Koninklijke Philips NV	43,029	1,315,479
NN Group NV	4,467	151,219
Randstad Holding NV	1,916	103,785
Royal Dutch Shell plc, Class B	356,533	10,243,872
Wolters Kluwer NV	26,875	972,046

		19,070,973

Norway - 0.7%
DNB ASA	51,842	769,610
Golar LNG Ltd.	2,009	39,550
Marine Harvest ASA *	27,912	504,663
Norsk Hydro ASA	118,554	565,827
Orkla ASA	24,048	217,604
Statoil ASA	15,581	284,379

		2,381,633

Portugal - 0.4%
Galp Energia SGPS SA	47,820	712,912
Jeronimo Martins SGPS SA	43,875	680,485

		1,393,397

Singapore - 0.5%
Ascendas REIT	142,500	222,791
CapitaLand Commercial Trust, REIT	140,800	143,443
CapitaLand Mall Trust, REIT	113,500	147,215
ComfortDelGro Corp. Ltd.	125,500	213,259
Jardine Cycle & Carriage Ltd.	6,800	193,120
Singapore Telecommunications Ltd.	250,200	627,611

		1,547,439

Investments	Shares	Value ($)
South Africa - 0.1%
Mondi plc	10,030	204,835

Spain - 1.1%
Aena SA (a)	5,952	810,907
Amadeus IT Group SA	16,194	734,465
Grifols SA	9,646	191,486
Industria de Diseno Textil SA	31,149	1,061,121
Repsol SA	68,816	967,081

		3,765,060

Sweden - 3.6%
Assa Abloy AB, Class B	42,475	785,942
Atlas Copco AB, Class A	44,696	1,355,923
Boliden AB	40,769	1,058,975
Hexagon AB, Class B	16,585	590,690
Husqvarna AB, Class B	30,160	234,014
ICA Gruppen AB	3,287	100,049
Lundin Petroleum AB *	42,679	924,924
Nordea Bank AB	59,157	655,497
Sandvik AB	76,216	940,206
Securitas AB, Class B	34,029	533,774
Skandinaviska Enskilda Banken AB, Class A	53,460	558,667
Skanska AB, Class B	13,263	312,269
Svenska Cellulosa AB SCA, Class B	11,621	327,091
Svenska Handelsbanken AB, Class A	53,361	739,074
Swedbank AB, Class A	58,700	1,414,347
Swedish Match AB	12,031	381,720
Volvo AB, Class B	78,532	914,270

		11,827,432

Switzerland - 5.6%
ABB Ltd. *	120,651	2,538,705
Actelion Ltd. *	6,090	1,316,101
Barry Callebaut AG *	173	211,357
Coca-Cola HBC AG *	15,239	331,833
EMS-Chemie Holding AG	1,161	589,591
Geberit AG	2,196	879,183
Givaudan SA	568	1,039,538
Glencore plc *	723,610	2,444,995
Kuehne + Nagel International AG	1,078	142,295
LafargeHolcim Ltd. *	8,480	445,133
Lonza Group AG *	4,768	824,050
Partners Group Holding AG	2,657	1,243,843
Schindler Holding AG	4,941	870,176
SGS SA	299	607,497
Sika AG	191	916,391
STMicroelectronics NV	58,763	666,046
Swiss Prime Site AG *	5,943	486,295
Swiss Re AG	4,478	423,677
Wolseley plc	7,753	473,291
Zurich Insurance Group AG *	6,701	1,841,568

		18,291,565

United Kingdom - 19.2%
3i Group plc	56,789	491,247
Admiral Group plc	13,052	293,528
Anglo American plc *	96,198	1,359,167
Ashtead Group plc	23,254	452,067

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
United Kingdom - 19.2% (continued)
Associated British Foods plc	14,817	499,956
AstraZeneca plc	60,172	3,285,858
Auto Trader Group plc (a)	113,311	569,674
Aviva plc	36,331	216,410
BAE Systems plc	189,769	1,380,294
BP plc	789,707	4,946,274
British American Tobacco plc	120,564	6,833,016
BT Group plc	126,521	571,154
Bunzl plc	15,969	414,577
CNH Industrial NV	42,722	370,699
Compass Group plc	111,402	2,058,883
Croda International plc	4,629	182,057
DCC plc	1,961	145,763
Diageo plc	52,146	1,353,181
Direct Line Insurance Group plc	241,246	1,097,947
Dixons Carphone plc	25,543	111,559
easyJet plc	16,101	199,160
GlaxoSmithKline plc	244,739	4,701,070
Hargreaves Lansdown plc	29,884	444,685
HSBC Holdings plc	846,814	6,832,616
Imperial Brands plc	56,080	2,443,997
Inmarsat plc	33,242	307,575
InterContinental Hotels Group plc	4,523	202,242
Intertek Group plc	14,454	619,470
ITV plc	218,085	553,719
Kingfisher plc	42,770	184,270
Legal & General Group plc	133,260	405,960
Merlin Entertainments plc (a)	36,725	202,740
National Grid plc	206,314	2,410,521
NEX Group plc	12,645	72,384
Old Mutual plc	78,992	201,427
Petrofac Ltd.	69,604	744,875
Provident Financial plc	3,835	134,119
Prudential plc	17,238	344,027
Randgold Resources Ltd.	7,638	586,808
Reckitt Benckiser Group plc	46,274	3,919,777
RELX NV	33,387	561,565
Rio Tinto plc	32,812	1,252,697
Royal Mail plc	41,943	238,420
Sage Group plc (The)	102,660	827,545
Schroders plc	3,675	134,975
Severn Trent plc	24,217	661,821
Smith & Nephew plc	18,671	280,237
St. James’s Place plc	20,354	253,891
Standard Chartered plc *	56,670	462,139
TP ICAP plc	10,333	54,954
Travis Perkins plc	5,606	100,214
Unilever NV, CVA	41,015	1,684,848
United Utilities Group plc	24,730	274,115
Vodafone Group plc	1,114,788	2,743,359
Weir Group plc (The)	7,030	163,372
Whitbread plc	7,536	350,561
WPP plc	43,221	961,815

		63,151,281

United States - 0.3%
QIAGEN NV *	9,510	266,502
Shire plc	4,876	278,416

Investments	Shares	Value ($)
United States - 0.3% (continued)
Thomson Reuters Corp. (1)	13,966	611,211

		1,156,129

TOTAL COMMON STOCKS (Cost $297,058,498)		313,595,846

SHORT-TERM INVESTMENT - 3.5%

INVESTMENT COMPANY - 3.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $11,488,460) (b)	11,488,460	11,488,460

Total Investments In Securities At Value - 99.1% (Cost $308,546,958)		325,084,306

Other Assets In Excess Of Liabilities - 0.9% (c)		2,887,209

Net Assets - 100.0%		327,971,515

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$29,213,213	8.9%
Consumer Staples	29,289,137	8.9
Energy	35,413,891	10.8
Financials	49,036,831	15.0
Health Care	21,337,355	6.5
Industrials	53,406,847	16.3
Information Technology	23,355,029	7.1
Materials	39,136,854	11.9
Real Estate	12,342,171	3.8
Telecommunication Services	13,170,144	4.0
Utilities	7,894,374	2.4
Short-Term Investment	11,488,460	3.5

Total Investments In Securities At Value	325,084,306	99.1
Other Assets in Excess of Liabilities (c)	2,887,209	0.9

Net Assets	$327,971,515	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $3,448,277, which represents approximately 1.05% of net assets of the fund.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SGPS - Sociedade Gestora de Participacões Sociais

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
117	BARC	E-Mini MSCI EAFE Index Futures	03/2017	$9,780,211	$9,802,260	$22,049

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$501,365	$501,365

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 92.0%

Brazil - 10.6%
AES Tiete SA (1)	2,900	12,474
Banco Bradesco SA, ADR (1)	18,153	158,113
Banco do Brasil SA (1)	5,900	50,921
Banco Santander Brasil SA, ADR (1)	4,023	35,765
BB Seguridade Participacoes SA (1)	2,400	20,868
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	11,900	60,328
BR Malls Participacoes SA (1)*	3,900	14,319
CCR SA (1)	6,100	29,912
Centrais Eletricas Brasileiras SA (1)*	1,300	9,111
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	3,498	30,363
Cia Energetica de Minas Gerais, ADR (1)	5,997	13,673
Cia Siderurgica Nacional SA (1)*	7,100	23,669
Cosan SA Industria e Comercio (1)	2,300	26,960
CPFL Energia SA (1)	2,700	20,913
Duratex SA (1)*	6,400	13,371
EDP - Energias do Brasil SA (1)	3,800	15,645
Engie Brasil Energia SA (1)	500	5,377
Equatorial Energia SA (1)	2,300	38,443
Hypermarcas SA (1)	3,500	28,099
Itau Unibanco Holding SA, ADR (1)	17,659	181,535
Kroton Educacional SA (1)	8,700	35,632
Localiza Rent a Car SA (1)	2,100	22,080
Lojas Renner SA (1)	1,900	13,526
M Dias Branco SA (1)	600	21,202
Multiplan Empreendimentos Imobiliarios SA (1)	1,100	20,069
Natura Cosmeticos SA (1)	1,200	8,487
Odontoprev SA (1)	2,200	8,517
Qualicorp SA (1)	3,400	20,109
Raia Drogasil SA (1)	2,500	47,001
Telefonica Brasil SA, ADR (1)	2,432	32,540
Ultrapar Participacoes SA (1)	1,000	21,031

		1,040,053

Chile - 1.7%
Banco de Chile, ADR (1)	261	18,388
Banco Santander Chile, ADR (1)	1,424	31,143
Cencosud SA (1)	3,489	9,793
Cia Cervecerias Unidas SA, ADR (1)	238	4,993
Colbun SA (1)	38,109	7,498
Enel Americas SA, ADR (1)	1,199	9,844
Itau CorpBanca (1)	1,089,380	9,137
Latam Airlines Group SA, ADR (1)*	3,257	26,642
SACI Falabella (1)	852	6,741
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,319	37,789

		161,968

China - 27.8%
AAC Technologies Holdings, Inc.	7,000	63,362
Agricultural Bank of China Ltd., Class H	115,000	46,934

Investments	Shares	Value ($)
China - 27.8% (continued)
Aluminum Corp. of China Ltd., Class H *	58,000	23,756
Anhui Conch Cement Co. Ltd., Class H	1,500	4,059
ANTA Sports Products Ltd.	1,000	2,972
AviChina Industry & Technology Co. Ltd., Class H	5,000	3,430
Bank of Communications Co. Ltd., Class H	138,000	99,249
Beijing Capital International Airport Co. Ltd., Class H	10,000	10,080
Beijing Enterprises Water Group Ltd.	6,000	3,971
BYD Co. Ltd., Class H	9,000	47,176
China CITIC Bank Corp. Ltd., Class H	7,000	4,430
China Coal Energy Co. Ltd., Class H *	54,000	25,479
China Communications Construction Co. Ltd., Class H	5,000	5,715
China Communications Services Corp. Ltd., Class H	28,000	17,790
China Construction Bank Corp., Class H	327,000	250,427
China Evergrande Group	9,000	5,578
China Galaxy Securities Co. Ltd., Class H	17,500	15,688
China Jinmao Holdings Group Ltd.	12,000	3,223
China Medical System Holdings Ltd.	14,000	22,103
China Mengniu Dairy Co. Ltd.	15,000	28,762
China Merchants Bank Co. Ltd., Class H	19,500	45,477
China Minsheng Banking Corp. Ltd., Class H	149,500	159,078
China Overseas Land & Investment Ltd.	2,000	5,262
China Petroleum & Chemical Corp., Class H	160,000	112,683
China Railway Construction Corp. Ltd., Class H	7,000	8,970
China Railway Group Ltd., Class H	11,000	8,989
China Resources Beer Holdings Co. Ltd. *	22,000	43,586
China Resources Gas Group Ltd.	6,000	16,809
China Resources Land Ltd.	14,000	31,327
China Shenhua Energy Co. Ltd., Class H	41,000	76,638
China Vanke Co. Ltd., Class H	18,300	41,600
CITIC Securities Co. Ltd., Class H	5,000	10,104
CNOOC Ltd.	154,000	191,381
Country Garden Holdings Co. Ltd.	76,000	42,362
CSPC Pharmaceutical Group Ltd.	32,000	34,073
Dongfeng Motor Group Co. Ltd., Class H	4,000	3,886
Geely Automobile Holdings Ltd.	60,000	57,027
GF Securities Co. Ltd., Class H	10,200	21,166
Great Wall Motor Co. Ltd., Class H	5,000	4,638
Guangdong Investment Ltd.	38,000	50,041

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Investments	Shares	Value ($)
China - 27.8% (continued)
Guangzhou Automobile Group Co. Ltd., Class H	24,000	28,924
Guangzhou R&F Properties Co. Ltd., Class H	18,400	22,157
Haitian International Holdings Ltd.	3,000	5,872
Haitong Securities Co. Ltd., Class H	36,400	62,015
Hanergy Thin Film Power Group Ltd. (3)*(a)	86,000	–
Huatai Securities Co. Ltd., Class H (b)	5,200	9,859
Jiangsu Expressway Co. Ltd., Class H	8,000	10,086
Jiangxi Copper Co. Ltd., Class H	6,000	8,328
Longfor Properties Co. Ltd.	7,000	8,854
New China Life Insurance Co. Ltd., Class H	1,500	6,830
Semiconductor Manufacturing International Corp. *	5,000	7,817
Shanghai Industrial Holdings Ltd.	5,000	13,480
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,800	17,802
Shenzhou International Group Holdings Ltd.	5,000	31,523
Sinopec Engineering Group Co. Ltd., Class H	7,500	6,246
Sinopec Shanghai Petrochemical Co. Ltd., Class H	52,000	28,067
Sinopharm Group Co. Ltd., Class H	5,200	21,311
SOHO China Ltd.	42,500	20,862
Sunac China Holdings Ltd.	11,000	9,114
Sunny Optical Technology Group Co. Ltd.	2,000	8,718
Tencent Holdings Ltd.	25,800	625,576
TravelSky Technology Ltd., Class H	15,000	31,437
Weichai Power Co. Ltd., Class H	17,000	26,070
Yanzhou Coal Mining Co. Ltd., Class H	22,000	14,916
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	5,050
Zijin Mining Group Co. Ltd., Class H	118,000	37,629

		2,717,824

Hong Kong - 0.5%
China Gas Holdings Ltd.	4,000	5,417
Fullshare Holdings Ltd.	22,500	10,484
Nine Dragons Paper Holdings Ltd.	28,000	25,284
Sino Biopharmaceutical Ltd.	6,000	4,207

		45,392

Hungary - 0.9%
MOL Hungarian Oil & Gas plc	350	24,542
OTP Bank plc	1,704	48,657
Richter Gedeon Nyrt	491	10,371

		83,570

India - 1.4%
Axis Bank Ltd., GDR	919	30,017
Reliance Industries Ltd., GDR (b)	221	6,976
State Bank of India, GDR	116	4,235
Tata Motors Ltd., ADR (1)	2,684	92,303

		133,531

Investments	Shares	Value ($)
Indonesia - 5.1%
Adaro Energy Tbk. PT	218,400	27,267
AKR Corporindo Tbk. PT	18,800	8,354
Astra International Tbk. PT	111,700	68,301
Bank Central Asia Tbk. PT	51,800	59,431
Bank Mandiri Persero Tbk. PT	30,000	25,677
Bank Negara Indonesia Persero Tbk. PT	31,600	12,901
Bank Rakyat Indonesia Persero Tbk. PT	50,900	43,963
Bumi Serpong Damai Tbk. PT	90,700	11,758
Charoen Pokphand Indonesia Tbk. PT	63,500	14,515
Gudang Garam Tbk. PT	5,200	24,612
Hanjaya Mandala Sampoerna Tbk. PT	24,200	6,865
Indofood CBP Sukses Makmur Tbk. PT	27,400	17,392
Indofood Sukses Makmur Tbk. PT	35,200	20,616
Kalbe Farma Tbk. PT	81,000	9,077
Matahari Department Store Tbk. PT	8,900	9,962
Media Nusantara Citra Tbk. PT	31,300	4,061
Summarecon Agung Tbk. PT	35,100	3,430
Surya Citra Media Tbk. PT	14,600	3,020
Telekomunikasi Indonesia Persero Tbk. PT	303,500	89,287
Unilever Indonesia Tbk. PT	6,400	18,404
Waskita Karya Persero Tbk. PT	123,100	23,213

		502,106

Korea, Republic of - 15.1%
Amorepacific Corp. *	16	4,253
AMOREPACIFIC Group *	26	2,858
Celltrion, Inc. *	630	55,875
CJ CheilJedang Corp. *	13	3,846
CJ Corp. *	39	6,031
CJ E&M Corp. *	91	5,339
Coway Co. Ltd. *	124	9,064
Daelim Industrial Co. Ltd. *	60	4,319
Dongbu Insurance Co. Ltd. *	141	7,300
Dongsuh Cos., Inc. *	189	4,308
Doosan Heavy Industries & Construction Co. Ltd. *	401	9,009
GS Engineering & Construction Corp. *	223	4,876
GS Holdings Corp. *	197	8,812
Hana Financial Group, Inc.	808	20,854
Hankook Tire Co. Ltd. *	438	21,057
Hanmi Pharm Co. Ltd. *	25	6,304
Hanon Systems	1,078	9,180
Hanwha Chemical Corp. *	628	12,802
Hanwha Corp. *	230	6,664
Hanwha Life Insurance Co. Ltd. *	717	3,874
Hyosung Corp. *	150	18,032
Hyundai Development Co.-Engineering & Construction *	177	6,576
Hyundai Engineering & Construction Co. Ltd. *	148	5,235
Hyundai Heavy Industries Co. Ltd. *	217	26,064
Hyundai Marine & Fire Insurance Co. Ltd. *	383	9,969
Hyundai Mobis Co. Ltd. *	139	30,347
Hyundai Motor Co.	23	2,775

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Korea, Republic of - 15.1%
Hyundai Steel Co. *	96	4,518
Kangwon Land, Inc. *	158	4,675
KB Financial Group, Inc. *	819	28,943
Korea Aerospace Industries Ltd. *	162	8,963
Korea Electric Power Corp. *	596	21,741
Korea Investment Holdings Co. Ltd. *	131	4,540
KT&G Corp. *	216	18,068
Kumho Petrochemical Co. Ltd. *	41	2,780
LG Chem Ltd. *	16	3,450
LG Display Co. Ltd. *	709	18,396
LG Electronics, Inc. *	92	3,928
LG Household & Health Care Ltd. *	4	2,838
LG Innotek Co. Ltd. *	60	4,383
LG Uplus Corp. *	559	5,298
Lotte Chemical Corp. *	68	20,722
Mirae Asset Daewoo Co. Ltd. *	534	3,195
NAVER Corp. *	120	76,845
NCSoft Corp. *	131	26,797
NH Investment & Securities Co. Ltd. *	534	4,255
POSCO	313	66,454
Posco Daewoo Corp. *	154	3,438
S-1 Corp. *	59	4,284
Samsung C&T Corp. *	36	3,728
Samsung Electro-Mechanics Co. Ltd. *	96	4,030
Samsung Electronics Co. Ltd.	441	656,346
Samsung Life Insurance Co. Ltd. *	38	3,537
Samsung SDI Co. Ltd. *	34	3,061
Samsung Securities Co. Ltd. *	121	3,170
Shinhan Financial Group Co. Ltd. *	317	11,888
SK Holdings Co. Ltd. *	39	7,403
SK Hynix, Inc. *	2,017	74,218
SK Innovation Co. Ltd. *	406	49,133
S-Oil Corp.	144	10,079
Woori Bank *	376	3,963
Yuhan Corp. *	23	3,795

		1,478,485

Malaysia - 1.2%
AirAsia Bhd.	31,500	16,058
Dialog Group Bhd.	13,600	4,665
Felda Global Ventures Holdings Bhd.	15,400	5,311
Genting Bhd.	2,000	3,562
Genting Malaysia Bhd.	9,100	9,277
HAP Seng Consolidated Bhd.	15,000	29,585
Hartalega Holdings Bhd.	2,800	3,010
IJM Corp. Bhd.	6,100	4,348
Petronas Dagangan Bhd.	600	3,176
Public Bank Bhd.	4,400	19,333
Tenaga Nasional Bhd.	5,300	16,410
YTL Corp. Bhd.	18,900	6,524

		121,259

Mexico - 2.7%
Alfa SAB de CV, Class A (1)	2,500	3,099
Arca Continental SAB de CV (1)	700	3,649
Cemex SAB de CV, ADR (1)*	7,828	62,859
Gentera SAB de CV (1)	10,500	16,908
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	3,500	28,784

Investments	Shares	Value ($)
Mexico - 2.7% (continued)
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	55	7,914
Grupo Bimbo SAB de CV, Series A (1)	2,100	4,762
Grupo Financiero Banorte SAB de CV, Class O (1)	12,200	60,206
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	1,062	7,636
Grupo Mexico SAB de CV, Series B (1)	13,500	36,749
Industrias Penoles SAB de CV (1)	1,340	24,956
Promotora y Operadora de Infraestructura SAB de CV (1)	330	2,754

		260,276

Peru - 1.3%
Cia de Minas Buenaventura SAA, ADR (1)	2,820	31,809
Credicorp Ltd. (1)	322	50,831
Southern Copper Corp. (1)	1,456	46,505

		129,145

Poland - 0.3%
CCC SA	64	3,111
Grupa Lotos SA *	414	3,779
Jastrzebska Spolka Weglowa SA *	550	8,786
KGHM Polska Miedz SA	428	9,412

		25,088

Russia - 1.1%
MMC Norilsk Nickel PJSC, ADR	265	4,410
Mobile TeleSystems PJSC, ADR (1)	1,598	14,558
PhosAgro PJSC, GDR	430	6,549
Severstal PJSC, GDR	4,000	60,290
Sistema PJSC FC, GDR	533	4,797
Tatneft PJSC, ADR	340	13,991

		104,595

South Africa - 3.1%
Anglo American Platinum Ltd. *	720	13,736
AngloGold Ashanti Ltd., ADR (1)*	2,054	21,588
Bidvest Group Ltd. (The)	2,275	29,956
Capitec Bank Holdings Ltd.	452	22,813
Exxaro Resources Ltd.	463	2,990
Gold Fields Ltd., ADR (1)	6,657	20,038
Hyprop Investments Ltd., REIT	481	4,096
Impala Platinum Holdings Ltd. *	3,086	9,495
Naspers Ltd., Class N	56	8,175
Pick n Pay Stores Ltd.	712	3,302
PSG Group Ltd.	210	3,328
Sappi Ltd. *	4,065	26,518
Sibanye Gold Ltd.	9,092	16,326
Standard Bank Group Ltd.	418	4,603
Steinhoff International Holdings NV	19,861	102,946
Tiger Brands Ltd.	607	17,547

		307,457

Taiwan - 12.9%
Acer, Inc. *	12,000	4,849
Advantech Co. Ltd.	1,198	9,447
Asia Cement Corp.	7,160	5,824
Asustek Computer, Inc.	1,000	8,187
AU Optronics Corp.	46,000	16,704

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Taiwan - 12.9% (continued)
Cathay Financial Holding Co. Ltd.	7,600	11,298
Chailease Holding Co. Ltd.	3,960	6,760
Chang Hwa Commercial Bank Ltd.	31,235	16,579
China Airlines Ltd.	15,000	4,320
China Development Financial Holding Corp.	40,000	9,958
China Life Insurance Co. Ltd.	31,512	31,157
China Steel Corp.	5,000	3,801
Chunghwa Telecom Co. Ltd.	28,000	87,922
Compal Electronics, Inc.	7,000	3,998
CTBC Financial Holding Co. Ltd.	15,832	8,637
Delta Electronics, Inc.	1,000	4,916
E.Sun Financial Holding Co. Ltd.	15,448	8,767
Eclat Textile Co. Ltd.	1,040	10,829
Eva Airways Corp.	10,700	4,821
Feng TAY Enterprise Co. Ltd.	1,614	5,978
First Financial Holding Co. Ltd.	26,198	13,948
Formosa Chemicals & Fibre Corp.	14,000	41,694
Formosa Petrochemical Corp.	10,000	34,606
Formosa Plastics Corp.	17,000	46,862
Fubon Financial Holding Co. Ltd.	3,000	4,729
Highwealth Construction Corp.	6,800	9,592
Hiwin Technologies Corp.	1,081	4,935
Hon Hai Precision Industry Co. Ltd.	4,441	11,551
HTC Corp. *	2,000	4,874
Innolux Corp.	13,000	4,654
Inventec Corp.	17,000	11,597
Lite-On Technology Corp.	11,034	16,594
Nien Made Enterprise Co. Ltd.	1,000	10,269
Pegatron Corp.	6,000	14,274
Pou Chen Corp.	7,000	8,699
Powertech Technology, Inc.	8,000	21,468
President Chain Store Corp.	1,000	7,148
Realtek Semiconductor Corp.	7,000	22,108
Standard Foods Corp.	4,440	10,519
TaiMed Biologics, Inc. *	3,000	15,405
Taishin Financial Holding Co. Ltd.	29,897	10,918
Taiwan Cement Corp.	9,000	9,781
Taiwan Mobile Co. Ltd.	10,000	32,193
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	19,963	573,936
Teco Electric and Machinery Co. Ltd.	10,000	8,627
Uni-President Enterprises Corp.	7,000	11,542
Vanguard International Semiconductor Corp.	3,000	5,198
Wistron Corp.	24,000	18,496
WPG Holdings Ltd.	6,000	7,051

		1,258,020

Thailand - 6.0%
Airports of Thailand PCL, NVDR	3,500	38,866
Bangkok Dusit Medical Services PCL, NVDR	27,800	17,901
Bangkok Expressway & Metro PCL, NVDR	131,400	27,279
Banpu PCL, NVDR	20,300	10,813
Berli Jucker PCL, NVDR	3,100	4,334
BTS Group Holdings PCL, NVDR	31,200	7,440
Bumrungrad Hospital PCL, NVDR	900	4,541

Investments	Shares	Value ($)
Thailand - 6.0% (continued)
Central Pattana PCL, NVDR	20,700	32,719
Charoen Pokphand Foods PCL, NVDR	33,000	27,117
CP ALL PCL, NVDR	31,200	54,384
Delta Electronics Thailand PCL, NVDR	4,100	9,314
Electricity Generating PCL, NVDR	600	3,329
Energy Absolute PCL, NVDR	7,000	5,805
Glow Energy PCL, NVDR	1,900	4,185
Home Product Center PCL, NVDR	58,000	16,484
Indorama Ventures PCL, NVDR	24,000	22,355
IRPC PCL, NVDR	177,800	23,780
Kasikornbank PCL, NVDR	7,700	38,030
Krung Thai Bank PCL, NVDR	6,100	3,006
Minor International PCL, NVDR	22,260	22,173
PTT Exploration & Production PCL, NVDR	6,400	17,142
PTT Global Chemical PCL, NVDR	7,500	13,151
PTT PCL, NVDR	6,600	68,335
Robinson Department Store PCL, NVDR	6,500	11,510
Siam Cement PCL (The), NVDR	1,650	22,815
Siam Commercial Bank PCL (The), NVDR	10,800	45,801
Thai Oil PCL, NVDR	11,500	23,168
Thai Union Group PCL, NVDR	24,200	14,171

		589,948

Turkey - 0.3%
Arcelik A/S	2,057	12,354
Eregli Demir ve Celik Fabrikalari TAS	1,886	2,744
Petkim Petrokimya Holding A/S	9,662	10,124
Tofas Turk Otomobil Fabrikasi A/S	413	2,882

		28,104

TOTAL COMMON STOCKS (Cost $8,313,823)		8,986,821

PREFERRED STOCKS - 4.0%

Brazil - 4.0%
Braskem SA, Class A (1)	2,600	27,360
Gerdau SA (1)	10,300	34,178
Itausa - Investimentos Itau SA (1)	25,100	63,855
Lojas Americanas SA (1)	4,040	21,102
Petroleo Brasileiro SA (1)*	33,400	152,597
Vale SA (1)	12,900	92,508

TOTAL PREFERRED STOCKS (Cost $384,202)		391,600

EXCHANGE TRADED FUND - 3.3%

United States
iShares MSCI Emerging Markets Fund
(Cost $314,851)(1)	9,158	320,622

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Investments	Shares	Value ($)
SHORT-TERM INVESTMENT - 1.2%

INVESTMENT COMPANY - 1.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $117,062) (c)	117,062	117,062

Total Investments In Securities At Value - 100.5% (Cost $9,129,938)		9,816,105

Liabilities In Excess Of Other Assets - (0.5)%		(45,615)

Net Assets - 100.0%		9,770,490

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$745,406	7.6%
Consumer Staples	461,852	4.7
Energy	956,079	9.8
Exchange Traded Fund	320,622	3.3
Financials	2,086,916	21.4
Health Care	282,503	2.9
Industrials	538,564	5.5
Information Technology	2,370,203	24.3
Materials	1,063,938	10.9
Real Estate	296,806	3.0
Telecommunication Services	284,386	2.9
Utilities	291,768	3.0
Short-Term Investment	117,062	1.2

Total Investments In Securities At Value	9,816,105	100.5
Liabilities in Excess of Other Assets	(45,615)	(0.5)

Net Assets	$9,770,490	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 12/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 12/31/2016 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $16,835, which represents approximately 0.17% of net assets of the fund.
(c)	Represents 7-day effective yield as of 12/31/2016.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.2%

Aerospace & Defense - 3.6%
BWX Technologies, Inc.	1,788	70,984
General Dynamics Corp.	5,500	949,630
Huntington Ingalls Industries, Inc.	1,500	276,285
Lockheed Martin Corp.	6,291	1,572,372
Northrop Grumman Corp.	5,646	1,313,147
Raytheon Co.	6,276	891,192
Textron, Inc.	2,100	101,976
TransDigm Group, Inc.	331	82,406

		5,257,992

Air Freight & Logistics - 0.7%
FedEx Corp.	2,746	511,305
United Parcel Service, Inc., Class B	4,507	516,683

		1,027,988

Airlines - 1.0%
Alaska Air Group, Inc.	2,312	205,144
Delta Air Lines, Inc.	7,213	354,807
JetBlue Airways Corp. *	8,441	189,247
Southwest Airlines Co.	9,757	486,289
Spirit Airlines, Inc. *	1,713	99,114
United Continental Holdings, Inc. *	2,546	185,553

		1,520,154

Auto Components - 0.1%
Delphi Automotive plc	862	58,056
Goodyear Tire & Rubber Co. (The)	3,168	97,796

		155,852

Automobiles - 0.1%
Thor Industries, Inc.	1,861	186,193

Banks - 1.5%
Comerica, Inc.	3,252	221,494
Fifth Third Bancorp	5,100	137,547
First Republic Bank	4,040	372,246
Huntington Bancshares, Inc.	10,400	137,488
JPMorgan Chase & Co.	5,767	497,634
KeyCorp.	7,729	141,209
Regions Financial Corp.	17,569	252,291
Signature Bank *	1,700	255,340
SVB Financial Group *	700	120,162
Zions Bancorporation	2,726	117,327

		2,252,738

Beverages - 1.6%
Brown-Forman Corp., Class B	3,068	137,815
Constellation Brands, Inc., Class A	4,163	638,229
Dr Pepper Snapple Group, Inc.	5,698	516,638
Molson Coors Brewing Co., Class B	1,513	147,230
Monster Beverage Corp. *	9,577	424,644
PepsiCo, Inc.	5,129	536,647

		2,401,203

Biotechnology - 0.8%
AbbVie, Inc.	2,036	127,494
Alexion Pharmaceuticals, Inc. *	458	56,036
Alnylam Pharmaceuticals, Inc. *	1,211	45,340
Amgen, Inc.	901	131,735
BioMarin Pharmaceutical, Inc. *	864	71,574
Incyte Corp. *	2,919	292,688
OPKO Health, Inc. *	4,868	45,273
Regeneron Pharmaceuticals, Inc. *	635	233,102
Seattle Genetics, Inc. *	1,413	74,564
United Therapeutics Corp. *	512	73,436

		1,151,242

Investments	Shares	Value ($)
Building Products - 0.5%
AO Smith Corp.	5,764	272,925
Fortune Brands Home & Security, Inc.	3,768	201,437
Johnson Controls International plc	1,533	63,144
Lennox International, Inc.	462	70,765
Masco Corp.	4,334	137,041
USG Corp. *	1,403	40,519

		785,831

Capital Markets - 1.6%
BlackRock, Inc.	365	138,897
CBOE Holdings, Inc.	1,623	119,923
CME Group, Inc.	4,272	492,775
E *TRADE Financial Corp. *	5,200	180,180
Interactive Brokers Group, Inc., Class A	2,788	101,790
Intercontinental Exchange, Inc.	4,335	244,581
MarketAxess Holdings, Inc.	314	46,133
Moody’s Corp.	2,313	218,046
Morgan Stanley	5,767	243,656
Northern Trust Corp.	2,636	234,736
S&P Global, Inc.	2,820	303,263

		2,323,980

Chemicals - 1.0%
Air Products & Chemicals, Inc.	1,700	244,494
Albemarle Corp.	1,374	118,274
Dow Chemical Co. (The)	2,240	128,173
Ecolab, Inc.	2,147	251,671
Huntsman Corp.	5,400	103,032
PPG Industries, Inc.	3,826	362,552
Sherwin-Williams Co. (The)	961	258,259

		1,466,455

Communications Equipment - 1.6%
Arista Networks, Inc. *	1,120	108,382
ARRIS International plc *	2,800	84,364
Cisco Systems, Inc.	47,111	1,423,695
CommScope Holding Co., Inc. *	1,146	42,631
F5 Networks, Inc. *	1,500	217,080
Juniper Networks, Inc.	7,300	206,298
Palo Alto Networks, Inc. *	1,578	197,329

		2,279,779

Construction & Engineering - 0.1%
Quanta Services, Inc. *	5,017	174,842

Construction Materials - 0.4%
Eagle Materials, Inc.	1,342	132,227
Martin Marietta Materials, Inc.	681	150,862
Vulcan Materials Co.	2,710	339,157

		622,246

Consumer Finance - 0.2%
Discover Financial Services	3,539	255,127

Containers & Packaging - 0.1%
Ball Corp.	1,400	105,098
Berry Plastics Group, Inc. *	1,537	74,898

		179,996

Distributors - 0.1%
LKQ Corp. *	2,515	77,085

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	94,702

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B *	1,612	262,724

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	69,123	2,939,801
Verizon Communications, Inc.	27,533	1,469,711

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Diversified Telecommunication Services - 3.1% (continued)
Zayo Group Holdings, Inc. *	2,588	85,042

		4,494,554

Electric Utilities - 2.8%
American Electric Power Co., Inc.	7,864	495,118
Duke Energy Corp.	2,762	214,386
Edison International	6,971	501,842
Entergy Corp.	1,400	102,858
Eversource Energy	1,288	71,136
NextEra Energy, Inc.	9,983	1,192,569
PG&E Corp.	6,286	382,000
PPL Corp.	2,251	76,647
Southern Co. (The)	12,342	607,103
Xcel Energy, Inc.	11,233	457,183

		4,100,842

Electrical Equipment - 0.6%
Acuity Brands, Inc.	1,209	279,110
Eaton Corp. plc	2,886	193,622
Rockwell Automation, Inc.	2,600	349,440

		822,172

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	1,626	103,446
Corning, Inc.	11,812	286,677
Dolby Laboratories, Inc., Class A	1,816	82,065

		472,188

Energy Equipment & Services - 0.9%
Halliburton Co.	8,800	475,992
Helmerich & Payne, Inc.	2,509	194,196
Nabors Industries Ltd.	8,294	136,022
Patterson-UTI Energy, Inc.	12,529	337,281
RPC, Inc.	8,299	164,403

		1,307,894

Equity Real Estate Investment Trusts (REITs) - 5.0%
American Tower Corp.	5,480	579,126
AvalonBay Communities, Inc.	4,107	727,555
Boston Properties, Inc.	4,513	567,645
Communications Sales & Leasing, Inc. *	2,697	68,531
Crown Castle International Corp.	1,205	104,558
CyrusOne, Inc.	2,422	108,336
Digital Realty Trust, Inc.	4,752	466,932
Equinix, Inc.	1,645	587,939
Equity Residential	5,045	324,696
Essex Property Trust, Inc.	2,600	604,500
Extra Space Storage, Inc.	1,500	115,860
Federal Realty Investment Trust	700	99,477
General Growth Properties, Inc.	11,239	280,750
Public Storage	3,154	704,919
Realty Income Corp.	2,709	155,713
Retail Properties of America, Inc., Class A	5,600	85,848
Simon Property Group, Inc.	1,725	306,481
Spirit Realty Capital, Inc.	6,025	65,432
STORE Capital Corp.	2,650	65,481
UDR, Inc.	2,100	76,608
Ventas, Inc.	5,620	351,362
VEREIT, Inc.	7,812	66,090
Vornado Realty Trust	4,200	438,354
Welltower, Inc.	5,648	378,021

		7,330,214

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	2,173	347,919
Kroger Co. (The)	10,634	366,979
Sysco Corp.	1,418	78,515
Walgreens Boots Alliance, Inc.	1,551	128,361
Wal-Mart Stores, Inc.	18,871	1,304,363

		2,226,137

Investments	Shares	Value ($)
Food Products - 2.0%
Archer-Daniels-Midland Co.	2,109	96,276
Blue Buffalo Pet Products, Inc. *	1,804	43,368
Campbell Soup Co.	3,359	203,119
Conagra Brands, Inc.	1,869	73,919
General Mills, Inc.	9,165	566,122
Hormel Foods Corp.	7,938	276,322
JM Smucker Co. (The)	1,402	179,540
Kellogg Co.	1,167	86,020
Kraft Heinz Co. (The)	1,405	122,685
McCormick & Co., Inc.	1,621	151,288
Mondelez International, Inc., Class A	9,841	436,251
Pilgrim’s Pride Corp.	3,191	60,597
Pinnacle Foods, Inc.	1,572	84,023
Tyson Foods, Inc., Class A	8,143	502,260

		2,881,790

Health Care Equipment & Supplies - 2.3%
ABIOMED, Inc. *	750	84,510
Align Technology, Inc. *	2,008	193,029
Baxter International, Inc.	1,720	76,265
Becton Dickinson and Co.	1,193	197,501
Boston Scientific Corp. *	20,239	437,770
Danaher Corp.	5,772	449,292
DexCom, Inc. *	2,200	131,340
Edwards Lifesciences Corp. *	4,021	376,768
Hologic, Inc. *	1,943	77,953
IDEXX Laboratories, Inc. *	1,555	182,355
Intuitive Surgical, Inc. *	436	276,498
Medtronic plc	9,817	699,265
Stryker Corp.	1,316	157,670
Zimmer Biomet Holdings, Inc.	522	53,870

		3,394,086

Health Care Providers & Services - 3.0%
Aetna, Inc.	5,446	675,359
AmerisourceBergen Corp.	1,061	82,960
Anthem, Inc.	3,564	512,396
Cardinal Health, Inc.	3,661	263,482
Centene Corp. *	3,293	186,087
HCA Holdings, Inc. *	2,023	149,742
Henry Schein, Inc. *	648	98,308
McKesson Corp.	579	81,321
UnitedHealth Group, Inc.	14,744	2,359,630

		4,409,285

Health Care Technology - 0.2%
athenahealth, Inc. *	1,017	106,958
Veeva Systems, Inc., Class A *	2,634	107,204

		214,162

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	4,534	236,040
Domino’s Pizza, Inc.	432	68,792
International Game Technology plc	3,274	83,552
Las Vegas Sands Corp.	7,981	426,265
McDonald’s Corp.	4,158	506,112
MGM Resorts International *	2,688	77,495
Starbucks Corp.	16,502	916,191
Wynn Resorts Ltd.	2,841	245,775
Yum Brands, Inc.	1,045	66,180

		2,626,402

Household Durables - 0.5%
Garmin Ltd.	2,624	127,238
Mohawk Industries, Inc. *	1,586	316,692
Newell Brands, Inc.	1,347	60,144
Whirlpool Corp.	1,142	207,581

		711,655

Household Products - 1.4%
Clorox Co. (The)	1,049	125,901
Colgate-Palmolive Co.	1,496	97,898

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Household Products - 1.4% (continued)
Energizer Holdings, Inc.	994	44,343
Kimberly-Clark Corp.	1,952	222,762
Procter & Gamble Co. (The)	16,552	1,391,692
Spectrum Brands Holdings, Inc.	901	110,219

		1,992,815

Industrial Conglomerates - 2.0%
3M Co.	5,664	1,011,420
General Electric Co.	40,666	1,285,046
Honeywell International, Inc.	5,345	619,218

		2,915,684

Insurance - 1.9%
American Financial Group, Inc.	1,717	151,302
Arch Capital Group Ltd. *	2,968	256,109
Axis Capital Holdings Ltd.	856	55,871
Chubb Ltd.	5,486	724,810
Everest Re Group Ltd.	999	216,184
Hartford Financial Services Group, Inc. (The)	3,282	156,387
Markel Corp. *	231	208,940
Principal Financial Group, Inc.	1,500	86,790
Progressive Corp. (The)	5,576	197,948
RenaissanceRe Holdings Ltd.	1,701	231,710
Travelers Cos., Inc. (The)	3,710	454,178
White Mountains Insurance Group Ltd.	100	83,605

		2,823,834

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc. *	5,951	4,462,476
Expedia, Inc.	2,588	293,169
Netflix, Inc. *	3,073	380,437
Priceline Group, Inc. (The)*	426	624,542

		5,760,624

Internet Software & Services - 6.0%
Akamai Technologies, Inc. *	1,700	113,356
Alphabet, Inc., Class A *	3,883	3,077,084
CoStar Group, Inc. *	500	94,245
eBay, Inc. *	13,570	402,893
Facebook, Inc., Class A *	37,997	4,371,555
VeriSign, Inc. *	576	43,816
Yahoo!, Inc. *	8,663	334,998
Yelp, Inc. *	3,133	119,461
Zillow Group, Inc., Class C *	5,250	191,468

		8,748,876

IT Services - 3.3%
Accenture plc, Class A	8,221	962,926
Alliance Data Systems Corp.	634	144,869
Amdocs Ltd.	1,750	101,938
Automatic Data Processing, Inc.	3,680	378,230
Cognizant Technology Solutions Corp., Class A *	4,940	276,788
Computer Sciences Corp.	5,565	330,672
Fiserv, Inc. *	3,342	355,188
FleetCor Technologies, Inc. *	1,727	244,405
Jack Henry & Associates, Inc.	1,350	119,853
Mastercard, Inc., Class A	5,803	599,160
PayPal Holdings, Inc. *	1,167	46,062
Sabre Corp.	4,115	102,669
Total System Services, Inc.	2,043	100,168
Vantiv, Inc., Class A *	2,419	144,221
Visa, Inc., Class A	9,933	774,973
Xerox Corp.	11,832	103,293

		4,785,415

Leisure Products - 0.1%
Brunswick Corp.	1,969	107,389

Life Sciences Tools & Services - 0.7%
Illumina, Inc. *	1,398	179,000

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.7% (continued)
Quintiles IMS Holdings, Inc. *	1,288	97,952
Thermo Fisher Scientific, Inc.	5,346	754,321

		1,031,273

Machinery - 2.4%
Caterpillar, Inc.	7,961	738,303
Cummins, Inc.	1,475	201,588
Deere & Co.	1,901	195,879
Dover Corp.	2,493	186,801
Fortive Corp.	2,886	154,776
Illinois Tool Works, Inc.	4,089	500,739
Ingersoll-Rand plc	3,592	269,544
Middleby Corp. (The)*	1,800	231,858
Nordson Corp.	909	101,853
Oshkosh Corp.	2,596	167,728
Parker-Hannifin Corp.	1,500	210,000
Terex Corp.	2,288	72,141
WABCO Holdings, Inc. *	800	84,920
Wabtec Corp.	785	65,171
Xylem, Inc.	6,645	329,060

		3,510,361

Media - 1.7%
CBS Corp., Class B	2,587	164,585
Charter Communications, Inc., Class A *	2,753	792,644
Comcast Corp., Class A	14,932	1,031,054
DISH Network Corp., Class A *	2,530	146,563
Liberty Broadband Corp. *	1,573	116,512
Madison Square Garden Co. (The), Class A *	316	54,197
TEGNA, Inc.	2,894	61,903
Walt Disney Co. (The)	595	62,011

		2,429,469

Metals & Mining - 1.4%
Freeport-McMoRan, Inc. *	21,286	280,762
Newmont Mining Corp.	18,996	647,194
Nucor Corp.	2,869	170,763
Royal Gold, Inc.	1,671	105,858
Steel Dynamics, Inc.	10,719	381,382
Tahoe Resources, Inc.	8,254	77,752
United States Steel Corp.	12,781	421,901

		2,085,612

Multiline Retail - 0.5%
Dollar General Corp.	4,280	317,019
Dollar Tree, Inc. *	6,199	478,439

		795,458

Multi-Utilities - 1.5%
CMS Energy Corp.	2,100	87,402
Consolidated Edison, Inc.	8,991	662,457
Dominion Resources, Inc.	4,571	350,093
DTE Energy Co.	3,287	323,802
NiSource, Inc.	6,128	135,674
Public Service Enterprise Group, Inc.	3,833	168,192
Sempra Energy	3,095	311,481
WEC Energy Group, Inc.	2,920	171,258

		2,210,359

Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	6,019	382,026
Chesapeake Energy Corp. *	8,705	61,109
Chevron Corp.	15,077	1,774,563
Cimarex Energy Co.	1,073	145,821
Concho Resources, Inc. *	471	62,455
CONSOL Energy, Inc.	17,412	317,421
Continental Resources, Inc. *	11,364	585,701
Diamondback Energy, Inc. *	10,931	1,104,687
EOG Resources, Inc.	3,143	317,757
Exxon Mobil Corp.	10,218	922,277
HollyFrontier Corp.	1,893	62,015

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 7.2% (continued)
Laredo Petroleum, Inc. *	5,699	80,584
Marathon Oil Corp.	3,974	68,790
Newfield Exploration Co. *	14,449	585,184
Occidental Petroleum Corp.	1,687	120,165
ONEOK, Inc.	8,184	469,843
Parsley Energy, Inc., Class A *	13,733	483,951
PBF Energy, Inc., Class A	4,537	126,492
Phillips 66	7,722	667,258
Pioneer Natural Resources Co.	3,833	690,208
QEP Resources, Inc. *	7,631	140,487
Range Resources Corp.	1,556	53,464
Rice Energy, Inc. *	11,892	253,894
SM Energy Co.	2,204	75,994
Southwestern Energy Co. *	4,954	53,602
Targa Resources Corp.	931	52,201
Tesoro Corp.	4,045	353,735
Valero Energy Corp.	2,224	151,944
WPX Energy, Inc. *	25,157	366,537

		10,530,165

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,475	112,823
Nu Skin Enterprises, Inc., Class A	1,366	65,267

		178,090

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	5,131	299,856
Eli Lilly & Co.	7,307	537,430
Johnson & Johnson	31,505	3,629,691
Merck & Co., Inc.	21,103	1,242,334
Zoetis, Inc.	5,446	291,524

		6,000,835

Professional Services - 0.1%
Equifax, Inc.	651	76,968
Verisk Analytics, Inc. *	906	73,540

		150,508

Road & Rail - 0.8%
CSX Corp.	8,767	314,998
Norfolk Southern Corp.	2,500	270,175
Old Dominion Freight Line, Inc. *	1,956	167,805
Union Pacific Corp.	3,526	365,576

		1,118,554

Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	25,474	822,046
Broadcom Ltd. (Singapore)	6,438	1,138,045
Intel Corp.	18,459	669,508
Lam Research Corp.	1,419	150,031
Marvell Technology Group Ltd.	6,200	85,994
Microchip Technology, Inc.	1,024	65,690
Micron Technology, Inc. *	4,962	108,767
NVIDIA Corp.	19,769	2,110,143
Qorvo, Inc. *	1,344	70,869
QUALCOMM, Inc.	7,148	466,050
Skyworks Solutions, Inc.	3,805	284,081
Texas Instruments, Inc.	15,348	1,119,943
Xilinx, Inc.	2,840	171,451

		7,262,618

Software - 5.8%
Activision Blizzard, Inc.	14,761	533,020
Adobe Systems, Inc. *	8,721	897,827
Autodesk, Inc. *	1,500	111,015
CA, Inc.	2,700	85,779
CDK Global, Inc.	905	54,019
Electronic Arts, Inc. *	8,389	660,718
Intuit, Inc.	2,897	332,025
Microsoft Corp.	76,810	4,772,973
Red Hat, Inc. *	1,240	86,428
salesforce.com, Inc. *	3,329	227,903

Investments	Shares	Value ($)
Software - 5.8% (continued)
ServiceNow, Inc. *	3,184	236,699
Splunk, Inc. *	1,137	58,158
SS&C Technologies Holdings, Inc.	2,522	72,129
Symantec Corp.	6,438	153,804
VMware, Inc., Class A *	1,642	129,275

		8,411,772

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	600	101,472
AutoZone, Inc. *	481	379,889
Best Buy Co., Inc.	2,009	85,724
Burlington Stores, Inc. *	1,649	139,753
Home Depot, Inc. (The)	7,976	1,069,422
Lowe’s Cos., Inc.	6,604	469,677
O’Reilly Automotive, Inc. *	2,852	794,025
Ross Stores, Inc.	11,170	732,752
TJX Cos., Inc. (The)	7,493	562,949
Ulta Salon Cosmetics & Fragrance, Inc. *	1,847	470,874

		4,806,537

Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	27,703	641,047

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	3,600	77,652
Michael Kors Holdings Ltd. *	1,531	65,802
NIKE, Inc., Class B	5,798	294,712
Under Armour, Inc., Class A *(a)	5,190	150,770
Under Armour, Inc., Class C *	5,246	132,042
VF Corp.	3,104	165,598

		886,576

Tobacco - 1.6%
Altria Group, Inc.	30,388	2,054,836
Philip Morris International, Inc.	2,487	227,536

		2,282,372

Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. *	2,092	88,931
United Rentals, Inc. *	750	79,185
WESCO International, Inc. *	771	51,310

		219,426

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	800	65,360

Water Utilities - 0.1%
American Water Works Co., Inc.	2,903	210,061

Wireless Telecommunication Services - 0.8%
Sprint Corp. *	70,395	592,726
T-Mobile US, Inc. *	8,671	498,669

		1,091,395

TOTAL COMMON STOCKS (Cost $118,304,861)		140,519,995

SHORT-TERM INVESTMENT - 3.4%

INVESTMENT COMPANY - 3.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $4,984,105) (2)(c)	4,984,105	4,984,105

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
SECURITIES LENDING COLLATERAL - 0.1%

Money Market Fund - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $120,000) (2)(c)(d)	120,000	120,000

Total Investments In Securities At Value - 99.7% (Cost $123,408,966)		145,624,100

Other Assets In Excess Of Liabilities - 0.3% (e)		400,289

Net Assets - 100.0%		146,024,389

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$18,637,943	12.8%
Consumer Staples	11,962,408	8.2
Energy	11,838,059	8.1
Financials	7,918,402	5.4
Health Care	16,200,882	11.1
Industrials	17,568,871	12.0
Information Technology	32,601,695	22.3
Materials	4,354,309	3.0
Real Estate	7,330,214	5.0
Telecommunication Services	5,585,950	3.8
Utilities	6,521,262	4.5
Short-Term Investment	4,984,105	3.4
Securities Lending Collateral	120,000	0.1

Total Investments In Securities At Value	145,624,100	99.7
Other Assets in Excess of Liabilities (e)	400,289	0.3

Net Assets	$146,024,389	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $116,920.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/ (depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
30	GSCO	S&P 500 E-Mini Futures	03/2017	$3,381,064	$3,354,300	$(26,764)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$156,374	$156,374

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.0%

Aerospace & Defense - 1.1%
AAR Corp.	688	22,738
Astronics Corp. *	515	17,428
Curtiss-Wright Corp.	1,230	120,983
DigitalGlobe, Inc. *	1,920	55,008
Engility Holdings, Inc. *	530	17,861
KEYW Holding Corp. (The)*	2,667	31,444
Mercury Systems, Inc. *	1,561	47,173
National Presto Industries, Inc.	136	14,470
TASER International, Inc. *	1,681	40,748
Vectrus, Inc. *	904	21,560

		389,413

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. *	1,277	20,381
Atlas Air Worldwide Holdings, Inc. *	400	20,860
Echo Global Logistics, Inc. *	1,533	38,402
Hub Group, Inc., Class A *	700	30,625
Park-Ohio Holdings Corp.	324	13,802
XPO Logistics, Inc. *	3,119	134,616

		258,686

Airlines - 0.5%
Allegiant Travel Co.	284	47,258
Hawaiian Holdings, Inc. *	1,800	102,600
SkyWest, Inc.	1,047	38,163

		188,021

Auto Components - 1.4%
Cooper Tire & Rubber Co.	576	22,378
Cooper-Standard Holdings, Inc. *	845	87,356
Dorman Products, Inc. *	381	27,836
Drew Industries, Inc.	1,251	134,795
Fox Factory Holding Corp. *	779	21,617
Gentherm, Inc. *	1,057	35,779
Horizon Global Corp. *	1,622	38,928
Motorcar Parts of America, Inc. *	1,306	35,158
Spartan Motors, Inc.	1,194	11,044
Standard Motor Products, Inc.	641	34,114
Superior Industries International, Inc.	1,403	36,969
Tenneco, Inc. *	373	23,301
Tower International, Inc.	753	21,348

		530,623

Banks - 7.3%
Ameris Bancorp	2,004	87,374
Banc of California, Inc.	1,710	29,668
Banner Corp.	455	25,394
Blue Hills Bancorp, Inc.	1,200	22,500
BNC Bancorp	1,864	59,462
Boston Private Financial Holdings, Inc.	1,225	20,274
Capital Bank Financial Corp., Class A	3,497	137,257
Cathay General Bancorp	853	32,440
Central Pacific Financial Corp.	835	26,236
Chemical Financial Corp.	462	25,027
ConnectOne Bancorp, Inc.	900	23,355
Customers Bancorp, Inc. *	1,733	62,076
CVB Financial Corp.	1,182	27,103
Eagle Bancorp, Inc. *	2,446	149,084
Enterprise Financial Services Corp.	957	41,151
FCB Financial Holdings, Inc., Class A *	2,406	114,766
Fidelity Southern Corp.	1,125	26,629
First BanCorp *	3,170	20,954
First Interstate BancSystem, Inc., Class A	3,194	135,905

Investments	Shares	Value ($)
Banks - 7.3% (continued)
First Merchants Corp.	654	24,623
Fulton Financial Corp.	3,338	62,754
Great Western Bancorp, Inc.	4,182	182,293
Hancock Holding Co.	807	34,782
Hanmi Financial Corp.	1,300	45,370
Hilltop Holdings, Inc.	800	23,840
Home BancShares, Inc.	5,212	144,737
Independent Bank Corp./MA	741	52,203
Independent Bank Corp./MI	1,815	39,385
Independent Bank Group, Inc.	413	25,771
Lakeland Financial Corp.	1,783	84,443
LegacyTexas Financial Group, Inc.	492	21,186
MB Financial, Inc.	627	29,613
National Bank Holdings Corp., Class A	1,087	34,664
Pacific Premier Bancorp, Inc. *	840	29,694
Pinnacle Financial Partners, Inc.	1,180	81,774
Preferred Bank	366	19,186
Renasant Corp.	1,210	51,086
Seacoast Banking Corp. of Florida *	1,142	25,193
ServisFirst Bancshares, Inc.	5,472	204,872
Simmons First National Corp., Class A	600	37,290
South State Corp.	674	58,908
Southside Bancshares, Inc.	882	33,225
State Bank Financial Corp.	672	18,050
Stonegate Bank	1,626	67,853
Texas Capital Bancshares, Inc. *	349	27,362
Towne Bank	1,494	49,675
United Community Banks, Inc.	3,125	92,562
WesBanco, Inc.	352	15,157
Wintrust Financial Corp.	257	18,650

		2,702,856

Beverages - 0.9%
Boston Beer Co., Inc. (The), Class A *	72	12,229
Coca-Cola Bottling Co. Consolidated	491	87,815
Craft Brew Alliance, Inc. *	866	14,636
MGP Ingredients, Inc.	1,119	55,928
National Beverage Corp.	2,583	131,940
Primo Water Corp. *	1,330	16,332

		318,880

Biotechnology - 4.0%
Acceleron Pharma, Inc. *	538	13,730
Adamas Pharmaceuticals, Inc. *	757	12,793
Agenus, Inc. *	3,037	12,512
Alder Biopharmaceuticals, Inc. *	741	15,413
ARIAD Pharmaceuticals, Inc. *	8,064	100,316
Array BioPharma, Inc. *	3,054	26,845
BioSpecifics Technologies Corp. *	296	16,487
Blueprint Medicines Corp. *	552	15,484
Cara Therapeutics, Inc. *	1,902	17,670
Coherus Biosciences, Inc. *	650	18,297
Concert Pharmaceuticals, Inc. *	1,751	18,018
CTI BioPharma Corp. *	3,700	1,491
Eagle Pharmaceuticals, Inc. *	409	32,450
Emergent BioSolutions, Inc. *	500	16,420
Exact Sciences Corp. *	3,333	44,529
Exelixis, Inc. *	11,783	175,684
Five Prime Therapeutics, Inc. *	1,616	80,978
Genomic Health, Inc. *	455	13,372
Ignyta, Inc. *	2,127	11,273
Inovio Pharmaceuticals, Inc. *	2,423	16,816
Insmed, Inc. *	890	11,775
Ironwood Pharmaceuticals, Inc. *	2,602	39,785
Lexicon Pharmaceuticals, Inc. *	3,291	45,515
Ligand Pharmaceuticals, Inc. *	521	52,939

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Biotechnology - 4.0% (continued)
Lion Biotechnologies, Inc. *	1,693	11,766
Loxo Oncology, Inc. *	959	30,798
MiMedx Group, Inc. *	2,791	24,728
Minerva Neurosciences, Inc. *	3,724	43,757
Myriad Genetics, Inc. *	620	10,335
Peregrine Pharmaceuticals, Inc. *	9,591	2,958
Progenics Pharmaceuticals, Inc. *	3,435	29,678
Prothena Corp. plc (Ireland)*	805	39,598
Repligen Corp. *	1,200	36,984
Retrophin, Inc. *	1,201	22,735
Sarepta Therapeutics, Inc. *	2,116	58,042
TESARO, Inc. *	2,132	286,711
Trevena, Inc. *	1,935	11,378
Ultragenyx Pharmaceutical, Inc. *	173	12,164
Xencor, Inc. *	1,834	48,271

		1,480,495

Building Products - 2.0%
AAON, Inc.	1,050	34,702
Advanced Drainage Systems, Inc.	848	17,469
American Woodmark Corp. *	564	42,441
Apogee Enterprises, Inc.	791	42,366
Builders FirstSource, Inc. *	1,831	20,086
Continental Building Products, Inc. *	1,526	35,251
Gibraltar Industries, Inc. *	1,956	81,467
Insteel Industries, Inc.	1,596	56,881
Masonite International Corp. *	1,077	70,867
NCI Building Systems, Inc. *	1,241	19,422
Patrick Industries, Inc. *	2,206	168,318
Ply Gem Holdings, Inc. *	822	13,357
Trex Co., Inc. *	402	25,889
Universal Forest Products, Inc.	890	90,940

		719,456

Capital Markets - 0.4%
BGC Partners, Inc., Class A	6,967	71,272
Cowen Group, Inc., Class A *	865	13,407
GAIN Capital Holdings, Inc.	1,922	12,647
GAMCO Investors, Inc., Class A	344	10,626
Investment Technology Group, Inc.	682	13,463
KCG Holdings, Inc., Class A *	843	11,170

		132,585

Chemicals - 2.1%
A Schulman, Inc.	500	16,725
Chemours Co. (The)	10,522	232,431
Ferro Corp. *	2,400	34,392
FutureFuel Corp.	1,187	16,499
Innophos Holdings, Inc.	300	15,678
Innospec, Inc.	332	22,742
Koppers Holdings, Inc. *	325	13,098
Kraton Corp. *	946	26,942
Kronos Worldwide, Inc.	895	10,686
Minerals Technologies, Inc.	500	38,625
Rayonier Advanced Materials, Inc.	1,205	18,629
Sensient Technologies Corp.	1,100	86,438
Stepan Co.	220	17,926
Trinseo SA	3,066	181,814
Tronox Ltd., Class A	4,270	44,024

		776,649

Commercial Services & Supplies - 1.1%
ACCO Brands Corp. *	1,709	22,302
Aqua Metals, Inc. *(a)	1,642	21,527
Brady Corp., Class A	570	21,403
Deluxe Corp.	267	19,120
Healthcare Services Group, Inc.	976	38,230
HNI Corp.	700	39,144
Interface, Inc.	687	12,744
Kimball International, Inc., Class B	1,371	24,075

Investments	Shares	Value ($)
Commercial Services & Supplies - 1.1% (continued)
Mobile Mini, Inc.	427	12,917
Multi-Color Corp.	444	34,454
Quad/Graphics, Inc.	2,798	75,210
Steelcase, Inc., Class A	1,047	18,741
UniFirst Corp.	100	14,365
US Ecology, Inc.	349	17,153
West Corp.	1,102	27,286

		398,671

Communications Equipment - 2.5%
ADTRAN, Inc.	734	16,405
Applied Optoelectronics, Inc. *	846	19,830
Ciena Corp. *	1,152	28,120
Extreme Networks, Inc. *	3,048	15,332
Finisar Corp. *	5,160	156,193
InterDigital, Inc.	800	73,080
Lumentum Holdings, Inc. *	4,002	154,677
NETGEAR, Inc. *	842	45,763
Oclaro, Inc. *	14,028	125,551
Plantronics, Inc.	393	21,521
Ubiquiti Networks, Inc. *	3,654	211,201
ViaSat, Inc. *	1,042	69,001

		936,674

Construction & Engineering - 1.1%
Argan, Inc.	730	51,501
Comfort Systems USA, Inc.	1,346	44,822
Dycom Industries, Inc. *	1,182	94,903
Granite Construction, Inc.	465	25,575
HC2 Holdings, Inc. *	962	5,704
MasTec, Inc. *	2,957	113,105
NV5 Global, Inc. *	1,032	34,469
Primoris Services Corp.	715	16,288
Tutor Perini Corp. *	573	16,044

		402,411

Construction Materials - 0.3%
US Concrete, Inc. *	1,539	100,804

Consumer Finance - 0.1%
Nelnet, Inc., Class A	400	20,300

Containers & Packaging - 0.1%
Greif, Inc., Class A	758	38,893

Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,000	86,140

Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. *	2,500	175,050
Capella Education Co.	200	17,560
Career Education Corp. *	3,272	33,015
Carriage Services, Inc.	552	15,809
Chegg, Inc. *	2,968	21,904
Grand Canyon Education, Inc. *	538	31,446
Houghton Mifflin Harcourt Co. *	1,697	18,412
Weight Watchers International, Inc. *	1,329	15,217

		328,413

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	181	14,504
Cogent Communications Holdings, Inc.	1,010	41,763
Consolidated Communications Holdings, Inc.	1,600	42,960
IDT Corp., Class B	755	13,998
Iridium Communications, Inc. *	2,656	25,498

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Diversified Telecommunication Services - 0.9% (continued)
Lumos Networks Corp. *	1,202	18,775
ORBCOMM, Inc. *	3,221	26,638
Straight Path Communications, Inc., Class B *(a)	1,332	45,168
Vonage Holdings Corp. *	2,700	18,495
Windstream Holdings, Inc. (a)	12,265	89,902

		337,701

Electric Utilities - 1.8%
ALLETE, Inc.	1,004	64,447
El Paso Electric Co.	1,222	56,823
IDACORP, Inc.	2,016	162,389
MGE Energy, Inc.	1,275	83,258
Otter Tail Corp.	739	30,151
PNM Resources, Inc.	2,911	99,847
Portland General Electric Co.	1,222	52,949
Spark Energy, Inc., Class A	3,790	114,837

		664,701

Electrical Equipment - 0.3%
AZZ, Inc.	300	19,170
Energous Corp. *(a)	2,172	36,598
EnerSys	213	16,635
Generac Holdings, Inc. *	1,098	44,733

		117,136

Electronic Equipment, Instruments & Components - 3.3%
Badger Meter, Inc.	936	34,585
Belden, Inc.	377	28,188
Coherent, Inc. *	1,260	173,105
CTS Corp.	722	16,173
ePlus, Inc. *	336	38,707
Fabrinet (Thailand)*	3,118	125,655
Insight Enterprises, Inc. *	700	28,308
Itron, Inc. *	641	40,287
Littelfuse, Inc.	761	115,497
Mesa Laboratories, Inc.	432	53,028
Methode Electronics, Inc.	887	36,678
OSI Systems, Inc. *	393	29,915
Plexus Corp. *	600	32,424
Rogers Corp. *	300	23,043
Sanmina Corp. *	1,891	69,305
SYNNEX Corp.	1,105	133,727
Tech Data Corp. *	1,035	87,644
TTM Technologies, Inc. *	2,780	37,892
Universal Display Corp. *	2,244	126,337

		1,230,498

Energy Equipment & Services - 2.0%
Archrock, Inc.	821	10,837
Fairmount Santrol Holdings, Inc. *	14,286	168,432
Forum Energy Technologies, Inc. *	4,634	101,948
Helix Energy Solutions Group, Inc. *	6,981	61,572
Matrix Service Co. *	700	15,890
McDermott International, Inc. *	2,615	19,325
Natural Gas Services Group, Inc. *	490	15,754
Oil States International, Inc. *	621	24,219
Pioneer Energy Services Corp. *	4,893	33,517
TETRA Technologies, Inc. *	2,864	14,377
Unit Corp. *	1,994	53,579
US Silica Holdings, Inc.	4,067	230,518

		749,968

Equity Real Estate Investment Trusts (REITs) - 8.1%
Acadia Realty Trust	700	22,876
Agree Realty Corp.	1,901	87,541
American Assets Trust, Inc.	1,359	58,546
Armada Hoffler Properties, Inc.	3,235	47,134
Bluerock Residential Growth REIT, Inc.	1,167	16,011

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 8.1% (continued)
Cedar Realty Trust, Inc.	1,989	12,988
Chatham Lodging Trust	1,226	25,194
Community Healthcare Trust, Inc.	554	12,759
CoreSite Realty Corp.	2,133	169,296
DuPont Fabros Technology, Inc.	4,087	179,542
Easterly Government Properties, Inc.	1,705	34,134
EastGroup Properties, Inc.	329	24,293
Education Realty Trust, Inc.	2,357	99,701
First Industrial Realty Trust, Inc.	3,246	91,050
GEO Group, Inc. (The)	1,257	45,164
Gladstone Commercial Corp.	2,247	45,165
Government Properties Income Trust	1,140	21,734
Healthcare Realty Trust, Inc.	3,779	114,579
Hersha Hospitality Trust	1,090	23,435
Hudson Pacific Properties, Inc.	2,666	92,723
Independence Realty Trust, Inc.	1,737	15,494
LTC Properties, Inc.	450	21,141
Mack-Cali Realty Corp.	2,589	75,133
Monmouth Real Estate Investment Corp.	2,217	33,787
Monogram Residential Trust, Inc.	1,490	16,122
National Health Investors, Inc.	336	24,921
National Storage Affiliates Trust	4,712	103,994
NexPoint Residential Trust, Inc.	2,537	56,677
Physicians Realty Trust	4,210	79,822
Preferred Apartment Communities, Inc., Class A	1,161	17,311
PS Business Parks, Inc.	1,917	223,369
QTS Realty Trust, Inc., Class A	3,973	197,259
Ramco-Gershenson Properties Trust	1,967	32,613
Retail Opportunity Investments Corp.	6,126	129,442
Rexford Industrial Realty, Inc.	3,724	86,360
Ryman Hospitality Properties, Inc.	1,068	67,295
Sabra Health Care REIT, Inc.	554	13,529
Saul Centers, Inc.	346	23,047
Select Income REIT	2,029	51,131
Seritage Growth Properties, Class A	596	25,455
Silver Bay Realty Trust Corp.	889	15,237
STAG Industrial, Inc.	2,175	51,917
Summit Hotel Properties, Inc.	2,178	34,913
Terreno Realty Corp.	1,883	53,647
Tier REIT, Inc.	928	16,138
UMH Properties, Inc.	984	14,809
Universal Health Realty Income Trust	283	18,562
Urban Edge Properties	5,505	151,443
Urstadt Biddle Properties, Inc., Class A	1,210	29,173
Washington REIT	1,600	52,304
Whitestone REIT	1,052	15,128

		2,971,038

Food & Staples Retailing - 0.2%
Ingles Markets, Inc., Class A	500	24,050
SpartanNash Co.	755	29,853

		53,903

Food Products - 2.2%
B&G Foods, Inc.	2,303	100,871
Calavo Growers, Inc.	300	18,420
Cal-Maine Foods, Inc.	1,215	53,672
Fresh Del Monte Produce, Inc.	2,090	126,717
J&J Snack Foods Corp.	693	92,467
John B Sanfilippo & Son, Inc.	726	51,103
Lancaster Colony Corp.	1,371	193,846
Omega Protein Corp. *	853	21,368
Sanderson Farms, Inc.	886	83,497

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Food Products - 2.2% (continued)
Snyder’s-Lance, Inc.	1,947	74,648

		816,609

Gas Utilities - 1.6%
Chesapeake Utilities Corp.	933	62,464
New Jersey Resources Corp.	440	15,620
Northwest Natural Gas Co.	500	29,900
ONE Gas, Inc.	4,611	294,920
Southwest Gas Corp.	1,312	100,525
Spire, Inc.	230	14,847
WGL Holdings, Inc.	736	56,142

		574,418

Health Care Equipment & Supplies - 3.4%
Abaxis, Inc.	657	34,670
Analogic Corp.	156	12,940
Anika Therapeutics, Inc. *	794	38,874
AtriCure, Inc. *	800	15,656
AxoGen, Inc. *	2,114	19,026
Cantel Medical Corp.	1,202	94,657
Cerus Corp. *	3,201	13,924
CONMED Corp.	500	22,085
Cynosure, Inc., Class A *	663	30,233
GenMark Diagnostics, Inc. *	1,549	18,960
Glaukos Corp. *	1,056	36,221
Globus Medical, Inc., Class A *	1,441	35,751
ICU Medical, Inc. *	559	82,369
Inogen, Inc. *	1,479	99,344
Integra LifeSciences Holdings Corp. *	853	73,179
iRadimed Corp. *	1,697	18,837
K2M Group Holdings, Inc. *	1,170	23,447
Masimo Corp. *	819	55,201
Merit Medical Systems, Inc. *	612	16,218
Natus Medical, Inc. *	1,478	51,434
Neogen Corp. *	480	31,680
Nevro Corp. *	1,950	141,687
NuVasive, Inc. *	896	60,355
NxStage Medical, Inc. *	1,351	35,410
Penumbra, Inc. *	884	56,399
Rockwell Medical, Inc. *(a)	1,724	11,292
Spectranetics Corp. (The)*	1,257	30,796
Zeltiq Aesthetics, Inc. *	1,898	82,601

		1,243,246

Health Care Providers & Services - 1.8%
Aceto Corp.	1,044	22,937
Addus HomeCare Corp. *	1,246	43,672
Amedisys, Inc. *	745	31,759
AMN Healthcare Services, Inc. *	1,210	46,525
BioTelemetry, Inc. *	1,700	37,995
Chemed Corp.	500	80,205
Civitas Solutions, Inc. *	958	19,064
CorVel Corp. *	404	14,786
Cross Country Healthcare, Inc. *	1,400	21,854
Ensign Group, Inc. (The)	2,000	44,420
HealthEquity, Inc. *	1,812	73,422
Healthways, Inc. *	1,200	27,300
LHC Group, Inc. *	287	13,116
Molina Healthcare, Inc. *	236	12,805
Owens & Minor, Inc.	530	18,704
PharMerica Corp. *	900	22,635
Providence Service Corp. (The)*	400	15,220
RadNet, Inc. *	2,500	16,125
Select Medical Holdings Corp. *	2,344	31,058
Surgical Care Affiliates, Inc. *	1,146	53,026
US Physical Therapy, Inc.	280	19,656

		666,284

Investments	Shares	Value ($)
Health Care Technology - 0.4%
Evolent Health, Inc., Class A *	1,976	29,245
HMS Holdings Corp. *	1,510	27,422
Medidata Solutions, Inc. *	835	41,474
Omnicell, Inc. *	1,035	35,087
Vocera Communications, Inc. *	901	16,659

		149,887

Hotels, Restaurants & Leisure - 2.7%
BJ’s Restaurants, Inc. *	280	11,004
Boyd Gaming Corp. *	617	12,445
Carrols Restaurant Group, Inc. *	1,505	22,951
Cheesecake Factory, Inc. (The)	188	11,257
Churchill Downs, Inc.	372	55,967
Chuy’s Holdings, Inc. *	1,281	41,568
ClubCorp Holdings, Inc.	1,646	23,620
Cracker Barrel Old Country Store, Inc.	385	64,287
Dave & Buster’s Entertainment, Inc. *	1,370	77,131
Denny’s Corp. *	2,000	25,660
DineEquity, Inc.	299	23,023
Eldorado Resorts, Inc. *	4,258	72,173
Jack in the Box, Inc.	1,015	113,315
Kona Grill, Inc. *	1,191	14,947
Marriott Vacations Worldwide Corp.	710	60,244
Papa John’s International, Inc.	932	79,761
Penn National Gaming, Inc. *	999	13,776
Planet Fitness, Inc., Class A	1,383	27,798
Popeyes Louisiana Kitchen, Inc. *	873	52,799
Red Robin Gourmet Burgers, Inc. *	219	12,352
Ruth’s Hospitality Group, Inc.	972	17,788
Scientific Games Corp., Class A *	748	10,472
Sonic Corp.	1,127	29,877
Texas Roadhouse, Inc.	2,000	96,480
Zoe’s Kitchen, Inc. *	509	12,211

		982,906

Household Durables - 1.1%
Bassett Furniture Industries, Inc.	576	17,510
Cavco Industries, Inc. *	228	22,766
Helen of Troy Ltd. *	1,094	92,388
Hooker Furniture Corp.	465	17,647
Installed Building Products, Inc. *	1,874	77,396
La-Z-Boy, Inc.	430	13,352
LGI Homes, Inc. *(a)	2,476	71,135
NACCO Industries, Inc., Class A	210	19,016
TopBuild Corp. *	807	28,729
Universal Electronics, Inc. *	400	25,820
ZAGG, Inc. *	1,866	13,249

		399,008

Household Products - 0.5%
Central Garden & Pet Co., Class A *	2,551	78,826
WD-40 Co.	734	85,804

		164,630

Insurance - 2.6%
American Equity Investment Life Holding Co.	641	14,448
AMERISAFE, Inc.	907	56,552
Argo Group International Holdings Ltd.	1,756	115,720
CNO Financial Group, Inc.	725	13,884
Enstar Group Ltd. *	626	123,760
FBL Financial Group, Inc., Class A	241	18,834
Federated National Holding Co.	2,074	38,763
James River Group Holdings Ltd.	2,244	93,238
Maiden Holdings Ltd.	1,054	18,392
National General Holdings Corp.	1,414	35,336
Navigators Group, Inc. (The)	383	45,098
Primerica, Inc.	904	62,512
RLI Corp.	2,573	162,434

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Insurance - 2.6% (continued)
Selective Insurance Group, Inc.	415	17,866
Trupanion, Inc. *	1,445	22,426
United Fire Group, Inc.	1,284	63,134
United Insurance Holdings Corp.	2,600	39,364
Universal Insurance Holdings, Inc.	1,100	31,240

		973,001

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	3,613	38,659
Duluth Holdings, Inc., Class B *	531	13,488
Etsy, Inc. *	894	10,531
FTD Cos., Inc. *	500	11,920
Nutrisystem, Inc.	1,800	62,370
Wayfair, Inc., Class A *	1,180	41,359

		178,327

Internet Software & Services - 3.1%
2U, Inc. *	2,833	85,415
Alarm.com Holdings, Inc. *	2,294	63,842
Amber Road, Inc. *	1,638	14,873
Benefitfocus, Inc. *	592	17,582
Cimpress NV (Netherlands)*	852	78,052
comScore, Inc. *	429	13,548
Cornerstone OnDemand, Inc. *	1,513	64,015
Five9, Inc. *	6,291	89,269
GrubHub, Inc. *	2,389	89,874
GTT Communications, Inc. *	1,035	29,756
j2 Global, Inc.	800	65,440
LogMeIn, Inc.	1,151	111,129
MeetMe, Inc. *	7,172	35,358
MINDBODY, Inc., Class A *	1,883	40,108
NIC, Inc.	611	14,603
Q2 Holdings, Inc. *	1,367	39,438
Quotient Technology, Inc. *	1,764	18,963
Shutterstock, Inc. *	1,016	48,280
SPS Commerce, Inc. *	593	41,445
Stamps.com, Inc. *	678	77,733
TrueCar, Inc. *	2,890	36,125
WebMD Health Corp. *	1,078	53,437
Xactly Corp. *	2,779	30,569

		1,158,854

IT Services - 1.6%
Acxiom Corp. *	580	15,544
Blackhawk Network Holdings, Inc. *	1,547	58,283
CACI International, Inc., Class A *	241	29,956
Cardtronics plc, Class A *	701	38,254
Convergys Corp.	644	15,817
CSG Systems International, Inc.	958	46,367
EPAM Systems, Inc. *	1,305	83,925
ExlService Holdings, Inc. *	709	35,762
Hackett Group, Inc. (The)	955	16,865
MAXIMUS, Inc.	1,347	75,149
Perficient, Inc. *	927	16,213
Planet Payment, Inc. *	4,077	16,634
Science Applications International Corp.	1,147	97,266
ServiceSource International, Inc. *	3,635	20,647
Sykes Enterprises, Inc. *	541	15,613
Virtusa Corp. *	479	12,032

		594,327

Leisure Products - 0.3%
Nautilus, Inc. *	1,157	21,404
Smith & Wesson Holding Corp. *	3,307	69,712
Sturm Ruger & Co., Inc.	583	30,724

		121,840

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc. *	1,822	37,807
Cambrex Corp. *	1,200	64,740
INC Research Holdings, Inc., Class A *	1,348	70,905
NeoGenomics, Inc. *	2,416	20,705
Pacific Biosciences of California, Inc. *	4,251	16,154
PAREXEL International Corp. *	228	14,984
PRA Health Sciences, Inc. *	2,187	120,547

		345,842

Machinery - 3.0%
Alamo Group, Inc.	196	14,916
Albany International Corp., Class A	329	15,233
Astec Industries, Inc.	509	34,337
Briggs & Stratton Corp.	731	16,272
Chart Industries, Inc. *	462	16,641
CIRCOR International, Inc.	296	19,204
Douglas Dynamics, Inc.	969	32,607
Energy Recovery, Inc. *	5,535	57,287
EnPro Industries, Inc.	400	26,944
Federal Signal Corp.	2,000	31,220
Global Brass & Copper Holdings, Inc.	3,107	106,570
Hyster-Yale Materials Handling, Inc.	348	22,192
John Bean Technologies Corp.	1,269	109,071
Kadant, Inc.	253	15,484
Lydall, Inc. *	1,067	65,994
Manitowoc Co., Inc. (The)*	3,099	18,532
Mueller Industries, Inc.	332	13,267
Mueller Water Products, Inc., Class A	5,126	68,227
Navistar International Corp. *	3,077	96,525
NN, Inc.	927	17,659
Proto Labs, Inc. *	223	11,451
RBC Bearings, Inc. *	181	16,799
SPX Corp. *	3,101	73,556
Standex International Corp.	358	31,450
Supreme Industries, Inc., Class A	3,390	53,223
Tennant Co.	497	35,386
Titan International, Inc.	1,704	19,102
Watts Water Technologies, Inc., Class A	425	27,710
Woodward, Inc.	689	47,575

		1,114,434

Media - 0.7%
AMC Entertainment Holdings, Inc., Class A	2,173	73,121
Entravision Communications Corp., Class A	2,467	17,269
EW Scripps Co. (The), Class A *	1,235	23,873
Gray Television, Inc. *	2,135	23,165
IMAX Corp. *	509	15,983
New Media Investment Group, Inc.	1,547	24,736
Nexstar Broadcasting Group, Inc., Class A	356	22,535
Sinclair Broadcast Group, Inc., Class A	1,581	52,726
World Wrestling Entertainment, Inc., Class A	1,183	21,767

		275,175

Metals & Mining - 2.4%
AK Steel Holding Corp. *	16,240	165,810
Allegheny Technologies, Inc.	1,030	16,408
Century Aluminum Co. *	5,372	45,984
Cliffs Natural Resources, Inc. *	14,362	120,785
Coeur Mining, Inc. *	11,540	104,899
Gold Resource Corp.	2,912	12,667
Hecla Mining Co.	21,631	113,347
Kaiser Aluminum Corp.	1,173	91,130

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Metals & Mining - 2.4% (continued)
Olympic Steel, Inc.	1,375	33,316
Ryerson Holding Corp. *	4,239	56,591
SunCoke Energy, Inc. *	2,468	27,987
TimkenSteel Corp. *	648	10,031
Worthington Industries, Inc.	2,039	96,730

		895,685

Multiline Retail - 0.2%
Big Lots, Inc.	872	43,783
Ollie’s Bargain Outlet Holdings, Inc. *	1,308	37,213

		80,996

Multi-Utilities - 0.8%
Avista Corp.	3,301	132,007
Black Hills Corp.	2,167	132,924
Unitil Corp.	962	43,617

		308,548

Oil, Gas & Consumable Fuels - 2.6%
Bill Barrett Corp. *	3,054	21,347
Callon Petroleum Co. *	10,288	158,127
Clayton Williams Energy, Inc. *	855	101,967
Denbury Resources, Inc. *	5,169	19,022
GasLog Ltd. (Monaco)	1,098	17,678
Green Plains, Inc.	616	17,156
Matador Resources Co. *	1,561	40,211
Nordic American Tankers Ltd. (a)	1,290	10,836
Oasis Petroleum, Inc. *	4,497	68,085
Pacific Ethanol, Inc. *	900	8,550
Par Pacific Holdings, Inc. *	908	13,202
PDC Energy, Inc. *	1,807	131,152
REX American Resources Corp. *	300	29,625
Ring Energy, Inc. *	818	10,626
RSP Permian, Inc. *	5,706	254,602
Sanchez Energy Corp. *	3,868	34,928
Ship Finance International Ltd. (Norway)	1,000	14,850
Westmoreland Coal Co. *	615	10,867

		962,831

Paper & Forest Products - 0.2%
Clearwater Paper Corp. *	200	13,110
Louisiana-Pacific Corp. *	2,967	56,165
PH Glatfelter Co.	528	12,614

		81,889

Personal Products - 0.4%
Avon Products, Inc. *	6,646	33,496
Lifevantage Corp. *	1,319	10,750
Natural Health Trends Corp.	1,142	28,379
Revlon, Inc., Class A *	830	24,194
USANA Health Sciences, Inc. *	600	36,720

		133,539

Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. *	1,675	63,399
Amphastar Pharmaceuticals, Inc. *	1,336	24,609
ANI Pharmaceuticals, Inc. *	400	24,248
Catalent, Inc. *	560	15,098
Corcept Therapeutics, Inc. *	2,685	19,493
Dermira, Inc. *	1,724	52,289
Heska Corp. *	1,128	80,765
Intra-Cellular Therapies, Inc. *	891	13,445
Medicines Co. (The)*	1,499	50,876
Nektar Therapeutics *	3,040	37,301
Omeros Corp. *	1,286	12,757
Phibro Animal Health Corp., Class A	796	23,323
Prestige Brands Holdings, Inc. *	1,126	58,665
Sucampo Pharmaceuticals, Inc., Class A *	868	11,761
Supernus Pharmaceuticals, Inc. *	2,382	60,145
Teligent, Inc. *	3,732	24,669
TherapeuticsMD, Inc. *(a)	6,294	36,316

		609,159

Investments	Shares	Value ($)
Professional Services - 0.7%
CEB, Inc.	456	27,634
Exponent, Inc.	576	34,733
Huron Consulting Group, Inc. *	402	20,361
Insperity, Inc.	534	37,887
Kforce, Inc.	539	12,451
Korn/Ferry International	1,020	30,019
Mistras Group, Inc. *	764	19,619
On Assignment, Inc. *	635	28,042
WageWorks, Inc. *	817	59,232

		269,978

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,079	32,640
Kennedy-Wilson Holdings, Inc.	1,600	32,800
Marcus & Millichap, Inc. *	1,193	31,877
RE/MAX Holdings, Inc., Class A	998	55,888

		153,205

Road & Rail - 0.8%
ArcBest Corp.	599	16,562
Covenant Transportation Group, Inc., Class A *	1,000	19,340
Heartland Express, Inc.	2,500	50,900
Knight Transportation, Inc.	1,521	50,269
Marten Transport Ltd.	800	18,640
Saia, Inc. *	643	28,389
Swift Transportation Co. *	2,711	66,040
Werner Enterprises, Inc.	1,200	32,340

		282,480

Semiconductors & Semiconductor Equipment - 5.8%
Advanced Energy Industries, Inc. *	1,704	93,294
Advanced Micro Devices, Inc. *	45,132	511,797
Alpha & Omega Semiconductor Ltd. *	2,612	55,557
Ambarella, Inc. *	251	13,587
Amkor Technology, Inc. *	8,125	85,719
Axcelis Technologies, Inc. *	1,752	25,492
Cabot Microelectronics Corp.	300	18,951
Cavium, Inc. *	609	38,026
CEVA, Inc. *	450	15,098
Cirrus Logic, Inc. *	2,965	167,641
Diodes, Inc. *	696	17,866
Entegris, Inc. *	1,000	17,900
Inphi Corp. *	2,512	112,085
Integrated Device Technology, Inc. *	3,043	71,693
MACOM Technology Solutions Holdings, Inc. *	2,133	98,715
MaxLinear, Inc., Class A *	5,061	110,330
Microsemi Corp. *	2,890	155,973
MKS Instruments, Inc.	908	53,935
Monolithic Power Systems, Inc.	2,229	182,622
Nanometrics, Inc. *	818	20,499
NeoPhotonics Corp. *	2,716	29,360
Photronics, Inc. *	1,352	15,278
Power Integrations, Inc.	424	28,768
Rambus, Inc. *	3,205	44,133
Rudolph Technologies, Inc. *	786	18,353
Semtech Corp. *	662	20,886
Sigma Designs, Inc. *	1,966	11,796
Synaptics, Inc. *	513	27,487
Tessera Holding Corp.	1,800	79,560
Xcerra Corp. *	1,800	13,752

		2,156,153

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Software - 4.1%
8x8, Inc. *	4,163	59,531
ACI Worldwide, Inc. *	1,294	23,486
Aspen Technology, Inc. *	1,283	70,154
Blackbaud, Inc.	923	59,072
BroadSoft, Inc. *	1,139	46,984
Callidus Software, Inc. *	2,014	33,835
CommVault Systems, Inc. *	357	18,350
Ebix, Inc.	1,032	58,876
Ellie Mae, Inc. *	1,853	155,059
Fair Isaac Corp.	880	104,914
Gigamon, Inc. *	1,766	80,441
Glu Mobile, Inc. *	5,554	10,775
HubSpot, Inc. *	891	41,877
MicroStrategy, Inc., Class A *	200	39,480
Paycom Software, Inc. *	2,824	128,464
Paylocity Holding Corp. *	1,556	46,696
Proofpoint, Inc. *	1,265	89,372
Qualys, Inc. *	787	24,908
RealPage, Inc. *	926	27,780
RingCentral, Inc., Class A *	2,161	44,517
Rubicon Project, Inc. (The)*	1,493	11,078
Silver Spring Networks, Inc. *	1,029	13,696
Synchronoss Technologies, Inc. *	968	37,074
Take-Two Interactive Software, Inc. *	2,568	126,577
TiVo Corp. *	1,667	34,840
VASCO Data Security International, Inc. *	1,100	15,015
Verint Systems, Inc. *	900	31,725
VirnetX Holding Corp. *	80	176
Zendesk, Inc. *	3,236	68,603

		1,503,355

Specialty Retail - 1.2%
American Eagle Outfitters, Inc.	3,224	48,908
Barnes & Noble, Inc.	1,300	14,495
Build-A-Bear Workshop, Inc. *	1,000	13,750
Caleres, Inc.	931	30,555
Cato Corp. (The), Class A	400	12,032
Children’s Place, Inc. (The)	498	50,273
Citi Trends, Inc.	600	11,304
Five Below, Inc. *	1,160	46,354
Group 1 Automotive, Inc.	200	15,588
Kirkland’s, Inc. *	900	13,959
Lithia Motors, Inc., Class A	602	58,292
MarineMax, Inc. *	669	12,945
Monro Muffler Brake, Inc.	625	35,750
Select Comfort Corp. *	1,283	29,022
Sportsman’s Warehouse Holdings, Inc. *	2,531	23,766
Tile Shop Holdings, Inc. *	1,151	22,502

		439,495

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *	5,709	75,873
Cray, Inc. *	1,006	20,824
Electronics For Imaging, Inc. *	983	43,114
Immersion Corp. *	1,473	15,658
Super Micro Computer, Inc. *	1,027	28,807

		184,276

Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	1,156	67,395
G-III Apparel Group Ltd. *	878	25,954
Steven Madden Ltd. *	651	23,273

		116,622

Thrifts & Mortgage Finance - 2.5%
Beneficial Bancorp, Inc.	1,856	34,150
BofI Holding, Inc. *(a)	3,235	92,359

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 2.5% (continued)
Capitol Federal Financial, Inc.	4,102	67,519
Essent Group Ltd. *	1,115	36,093
First Defiance Financial Corp.	725	36,786
HomeStreet, Inc. *	1,444	45,630
Kearny Financial Corp.	3,143	48,874
LendingTree, Inc. *	622	63,040
Meridian Bancorp, Inc.	1,087	20,544
Meta Financial Group, Inc.	1,311	134,902
Northwest Bancshares, Inc.	7,532	135,802
Oritani Financial Corp.	2,501	46,894
PennyMac Financial Services, Inc., Class A *	835	13,903
Walker & Dunlop, Inc. *	980	30,576
Washington Federal, Inc.	2,194	75,364
Waterstone Financial, Inc.	2,000	36,800

		919,236

Tobacco - 0.2%
Universal Corp.	323	20,591
Vector Group Ltd.	2,846	64,718

		85,309

Trading Companies & Distributors - 0.8%
Aircastle Ltd.	1,474	30,733
Beacon Roofing Supply, Inc. *	1,573	72,468
H&E Equipment Services, Inc.	878	20,413
MRC Global, Inc. *	3,803	77,049
NOW, Inc. *	2,346	48,023
Univar, Inc. *	1,371	38,895

		287,581

Water Utilities - 0.4%
American States Water Co.	700	31,892
Artesian Resources Corp., Class A	590	18,845
Connecticut Water Service, Inc.	635	35,465
Middlesex Water Co.	1,085	46,590
York Water Co. (The)	352	13,446

		146,238

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	1,931	23,539
Shenandoah Telecommunications Co.	3,344	91,291

		114,830

TOTAL COMMON STOCKS (Cost $29,143,183)		35,425,108

EXCHANGE TRADED FUND - 2.8%
iShares Russell 2000 Fund
(Cost $871,484)	7,617	1,027,152

SHORT-TERM INVESTMENT - 2.0%

INVESTMENT COMPANY - 2.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $735,729) (2)(b)	735,729	735,729

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Investments	Shares	Value ($)
SECURITIES LENDING COLLATERAL - 1.1%

Money Market Fund - 1.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $416,225) (2)(b)(c)	416,225	416,225

Total Investments In Securities At Value - 101.9% (Cost $31,166,621)		37,604,214

Liabilities In Excess Of Other Assets - (1.9)%		(694,437)

Net Assets - 100.0%		36,909,777

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,539,545	9.6%
Consumer Staples	1,572,870	4.3
Energy	1,712,798	4.6
Exchange Traded Fund	1,027,152	2.8
Financials	4,747,979	12.9
Health Care	4,494,913	12.2
Industrials	4,428,268	12.0
Information Technology	7,764,137	21.0
Materials	1,893,920	5.1
Real Estate	3,124,243	8.5
Telecommunication Services	452,531	1.2
Utilities	1,693,904	4.6
Short-Term Investment	735,729	2.0
Securities Lending Collateral	416,225	1.1

Total Investments In Securities At Value	37,604,214	101.9
Liabilities in Excess of Other Assets	(694,437)	(1.9)

Net Assets	$36,909,777	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $401,228.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Australia - 6.3%
AGL Energy Ltd.	13,172	209,573
Amcor Ltd.	28,362	305,255
Aristocrat Leisure Ltd.	10,915	121,774
Australia & New Zealand Banking Group Ltd.	2,199	48,139
BHP Billiton plc	13,921	221,664
Brambles Ltd.	11,872	105,947
Caltex Australia Ltd.	5,724	125,503
Commonwealth Bank of Australia	525	31,145
Crown Resorts Ltd.	11,649	97,087
CSL Ltd.	3,562	257,603
Dexus Property Group, REIT	14,878	103,212
Domino’s Pizza Enterprises Ltd.	2,129	99,559
Fortescue Metals Group Ltd.	68,035	284,318
GPT Group (The), REIT	27,005	97,908
Insurance Australia Group Ltd.	28,183	121,534
Medibank Pvt Ltd.	45,386	92,209
Newcrest Mining Ltd.	14,604	209,408
Qantas Airways Ltd.	35,049	83,961
Ramsay Health Care Ltd.	9,214	453,021
Scentre Group, REIT	162,325	543,380
South32 Ltd.	119,550	235,340
Suncorp Group Ltd.	11,005	107,157
Telstra Corp. Ltd.	35,885	131,866
Treasury Wine Estates Ltd.	58,485	449,903
Vocus Communications Ltd.	12,222	34,035
Westfield Corp., REIT	11,400	77,080

		4,647,581

Austria - 0.4%
ANDRITZ AG	2,003	100,378
OMV AG	6,031	212,615

		312,993

Belgium - 1.3%
Ageas	9,048	357,639
Anheuser-Busch InBev SA/NV	2,693	285,038
UCB SA	2,657	169,997
Umicore SA	2,521	143,423

		956,097

Canada - 13.6%
Agnico Eagle Mines Ltd. (1)	4,738	199,203
Alimentation Couche-Tard, Inc., Class B (1)	4,405	199,737
Bank of Montreal (1)	8,247	593,165
Bank of Nova Scotia (The)(1)	14,016	780,424
Barrick Gold Corp. (1)	16,617	265,966
BCE, Inc. (1)	5,778	249,728
Canadian Imperial Bank of Commerce (1)	2,034	165,974
Canadian National Railway Co. (1)	2,757	185,545
Canadian Natural Resources Ltd. (1)	17,752	565,753
Canadian Tire Corp. Ltd., Class A (1)	1,212	125,718
CCL Industries, Inc., Class B (1)	1,306	256,599
CGI Group, Inc., Class A (1)*	5,498	263,874

Investments	Shares	Value ($)
Canada - 13.6% (continued)
CI Financial Corp. (1)	6,440	138,474
Constellation Software, Inc. (1)	333	151,320
Dollarama, Inc. (1)	3,185	233,374
Enbridge, Inc. (1)	5,076	213,603
Encana Corp. (1)	17,974	210,978
Fairfax Financial Holdings Ltd. (1)	101	48,783
First Quantum Minerals Ltd. (1)	21,411	212,890
Fortis, Inc. (1)	1,442	44,528
Franco-Nevada Corp. (1)	1,050	62,782
Gildan Activewear, Inc. (1)	5,422	137,665
Imperial Oil Ltd. (1)	971	33,780
Jean Coutu Group PJC, Inc. (The), Class A (1)	3,300	51,418
Keyera Corp. (1)	5,174	155,916
Kinross Gold Corp. (1)*	37,264	116,290
Metro, Inc. (1)	2,636	78,845
Onex Corp. (1)	1,692	115,157
Open Text Corp. (1)	1,226	75,716
Pembina Pipeline Corp. (1)	1,628	50,878
PrairieSky Royalty Ltd. (1)	900	21,410
Restaurant Brands International, Inc. (1)	5,059	240,959
Rogers Communications, Inc., Class B (1)	1,894	73,057
Royal Bank of Canada (1)	8,139	550,844
Saputo, Inc. (1)	3,451	122,114
Seven Generations Energy Ltd., Class A (1)*	14,169	330,415
Silver Wheaton Corp. (1)	9,742	188,215
Sun Life Financial, Inc. (1)	7,180	275,670
Suncor Energy, Inc. (1)	4,951	161,881
Teck Resources Ltd., Class B (1)	19,635	392,949
Toronto-Dominion Bank (The)(1)	18,289	902,020
Tourmaline Oil Corp. (1)*	1,987	53,144
TransCanada Corp. (1)	14,764	665,708
Yamana Gold, Inc. (1)	13,223	37,129

		9,999,598

Denmark - 1.9%
Chr Hansen Holding A/S	1,429	79,031
Coloplast A/S, Class B	1,885	126,971
Danske Bank A/S	2,517	76,149
Genmab A/S *	1,353	224,128
ISS A/S	1,327	44,724
Pandora A/S	1,592	207,820
Tryg A/S	11,965	216,070
Vestas Wind Systems A/S	5,029	325,701
William Demant Holding A/S *	3,965	68,870

		1,369,464

Finland - 1.2%
Kone OYJ, Class B	4,708	210,370
Neste OYJ	9,546	365,302
Nokian Renkaat OYJ	1,449	53,871
Sampo OYJ, Class A	3,563	159,275
UPM-Kymmene OYJ	3,746	91,611

		880,429

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
France - 5.1%
Accor SA	917	34,161
Airbus Group SE	10,257	677,461
AXA SA	6,712	169,201
Capgemini SA	1,863	156,956
Dassault Systemes SE	2,145	163,269
Essilor International SA	726	81,913
Hermes International	304	124,706
Iliad SA	718	137,890
L’Oreal SA	1,023	186,457
LVMH Moet Hennessy Louis Vuitton SE	1,666	317,659
Orange SA	18,570	281,595
Peugeot SA *	2,366	38,535
Renault SA	555	49,293
Safran SA	2,841	204,336
Sanofi	811	65,582
SFR Group SA *	3,252	91,683
TOTAL SA	10,152	520,717
Unibail-Rodamco SE, REIT	435	103,663
Valeo SA	5,598	321,369

		3,726,446

Germany - 8.9%
adidas AG	4,540	716,040
BASF SE	2,039	188,967
Brenntag AG	1,417	78,543
Continental AG	724	139,483
Covestro AG (a)	2,500	171,119
Deutsche Post AG	5,125	168,075
Deutsche Wohnen AG	2,389	74,935
Fresenius Medical Care AG & Co. KGaA	1,447	122,302
GEA Group AG	2,774	111,322
Hannover Rueck SE	3,192	344,823
HeidelbergCement AG	1,072	99,782
Infineon Technologies AG	42,845	741,110
MAN SE	932	92,507
Merck KGaA	2,173	226,255
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	49,864
OSRAM Licht AG	1,230	64,409
ProSiebenSat.1 Media SE	2,686	103,389
RWE AG *	3,865	47,959
SAP SE	12,187	1,054,237
Siemens AG	10,247	1,254,642
Symrise AG	928	56,383
thyssenkrupp AG	9,312	221,209
United Internet AG	1,933	75,430
Vonovia SE	6,744	218,960
Zalando SE *(a)	3,246	123,654

		6,545,399

Hong Kong - 3.8%
AIA Group Ltd.	147,400	825,711
BOC Hong Kong Holdings Ltd.	89,500	318,759
Cathay Pacific Airways Ltd.	44,000	57,743
Cheung Kong Property Holdings Ltd.	7,000	42,749
CK Hutchison Holdings Ltd.	7,000	79,019
CLP Holdings Ltd.	26,000	238,443
Galaxy Entertainment Group Ltd.	20,000	86,623

Investments	Shares	Value ($)
Hong Kong - 3.8% (continued)
Henderson Land Development Co. Ltd.	18,150	96,195
Hong Kong Exchanges & Clearing Ltd.	3,200	75,259
Link REIT	26,000	168,560
MTR Corp. Ltd.	19,500	94,541
PCCW Ltd.	75,000	40,544
Power Assets Holdings Ltd.	4,000	35,188
Sands China Ltd.	26,400	113,894
Sun Hung Kai Properties Ltd.	9,000	113,332
Techtronic Industries Co. Ltd.	14,000	50,099
WH Group Ltd. (a)	251,500	202,733
Wharf Holdings Ltd. (The)	16,000	105,984
Wheelock & Co. Ltd.	9,000	50,510

		2,795,886

Ireland - 0.1%
Experian plc	5,258	101,803

Italy - 1.4%
Atlantia SpA	3,173	74,237
Enel SpA	9,323	40,981
Eni SpA	14,544	235,774
Leonardo-Finmeccanica SpA *	9,430	132,070
Luxottica Group SpA	5,789	311,138
Prysmian SpA	2,292	58,745
Snam SpA	36,381	149,629

		1,002,574

Japan - 14.6%
Acom Co. Ltd. *	17,500	76,417
Aisin Seiki Co. Ltd.	1,800	77,885
Alfresa Holdings Corp.	3,400	56,158
Brother Industries Ltd.	1,900	34,157
CYBERDYNE, Inc. *	3,000	42,303
Daicel Corp.	3,400	37,380
Daiichi Sankyo Co. Ltd.	2,400	49,006
Daikin Industries Ltd.	3,800	348,114
Daito Trust Construction Co. Ltd.	1,100	165,372
Daiwa House Industry Co. Ltd.	3,100	84,538
Dentsu, Inc.	400	18,809
FamilyMart UNY Holdings Co. Ltd.	800	53,232
FUJIFILM Holdings Corp.	2,000	75,732
Hoshizaki Corp.	1,200	95,003
Hoya Corp.	2,200	92,245
Idemitsu Kosan Co. Ltd.	10,100	267,906
Iida Group Holdings Co. Ltd.	6,600	125,118
Japan Airport Terminal Co. Ltd.	1,300	46,974
Japan Prime Realty Investment Corp., REIT	9	35,508
Japan Real Estate Investment Corp., REIT	19	103,765
Japan Retail Fund Investment Corp., REIT	35	70,953
JX Holdings, Inc.	13,500	57,043
Kajima Corp.	13,000	89,793
Kakaku.com, Inc.	2,500	41,308
Kaneka Corp.	4,000	32,536
KDDI Corp.	17,500	441,927
Keihan Holdings Co. Ltd.	13,000	85,272

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Japan - 14.6% (continued)
Keisei Electric Railway Co. Ltd.	4,000	96,856
Keyence Corp.	500	342,125
Kikkoman Corp.	3,000	95,719
Kintetsu Group Holdings Co. Ltd.	9,000	34,296
Koito Manufacturing Co. Ltd.	5,000	264,050
Komatsu Ltd.	7,900	178,936
Konami Holdings Corp.	2,600	104,931
Kose Corp.	400	33,163
M3, Inc.	5,800	145,818
Mabuchi Motor Co. Ltd.	900	46,768
Marui Group Co. Ltd.	3,700	53,908
MEIJI Holdings Co. Ltd.	1,900	148,634
Mitsubishi Electric Corp.	10,400	144,655
Mitsubishi Tanabe Pharma Corp.	1,900	37,202
Mitsui Chemicals, Inc.	10,000	44,805
Mixi, Inc.	1,700	61,945
Nexon Co. Ltd.	5,700	82,372
Nidec Corp.	300	25,827
Nintendo Co. Ltd.	1,400	291,026
Nippon Building Fund, Inc., REIT	14	77,611
Nippon Paint Holdings Co. Ltd.	2,900	78,720
Nippon Telegraph & Telephone Corp.	4,400	185,219
Nisshin Seifun Group, Inc.	4,900	73,421
Nitori Holdings Co. Ltd.	2,700	307,840
Nomura Real Estate Master Fund, Inc., REIT	66	99,893
Nomura Research Institute Ltd.	1,650	50,146
NTT Data Corp.	2,500	120,779
NTT DOCOMO, Inc.	17,800	404,866
Obayashi Corp.	15,000	143,210
Obic Co. Ltd.	1,600	69,786
Olympus Corp.	900	31,009
Oriental Land Co. Ltd.	1,300	73,374
Otsuka Corp.	1,200	55,973
Otsuka Holdings Co. Ltd.	5,500	239,582
Park24 Co. Ltd.	4,600	124,565
Rinnai Corp.	800	64,371
Ryohin Keikaku Co. Ltd.	500	97,867
Secom Co. Ltd.	1,300	94,983
Seiko Epson Corp.	1,500	31,669
Sekisui House Ltd.	3,900	64,796
Shimadzu Corp.	5,000	79,435
Shimamura Co. Ltd.	300	37,405
Shimano, Inc.	1,100	172,296
Shimizu Corp.	12,000	109,536
Shin-Etsu Chemical Co. Ltd.	4,400	340,512
Shionogi & Co. Ltd.	5,100	243,744
Shiseido Co. Ltd.	3,600	90,986
SoftBank Group Corp.	1,600	105,878
Sohgo Security Services Co. Ltd.	3,200	122,828
Sony Corp.	11,500	321,332
Suruga Bank Ltd.	3,000	66,982
Suzuken Co. Ltd.	1,200	39,195
Sysmex Corp.	3,300	190,672
Taisei Corp.	11,000	76,813
Taiyo Nippon Sanso Corp.	5,900	68,157
Teijin Ltd.	1,800	36,370
Terumo Corp.	5,600	206,446

Investments	Shares	Value ($)
Japan - 14.6% (continued)
Toho Gas Co. Ltd.	12,000	97,462
Tokyo Electron Ltd.	2,800	263,338
Tokyu Corp.	4,000	29,353
Toray Industries, Inc.	5,000	40,378
Toshiba Corp. *	17,000	41,064
TOTO Ltd.	3,500	138,245
Trend Micro, Inc.	2,500	88,734
USS Co. Ltd.	4,900	77,840
Yamaha Corp.	6,000	182,955
Yamato Holdings Co. Ltd.	2,100	42,569
Yamazaki Baking Co. Ltd.	2,000	38,559

		10,776,254

Luxembourg - 0.6%
ArcelorMittal *	60,116	441,703

Macau - 0.0% (b)
Wynn Macau Ltd.	25,600	40,469

Mexico - 0.2%
Fresnillo plc	9,966	148,039

Netherlands - 5.7%
Altice NV, Class A *	1,448	28,656
ASML Holding NV	6,249	700,328
ING Groep NV	28,754	404,820
Koninklijke Ahold Delhaize NV	3,977	83,768
Koninklijke DSM NV	1,536	92,048
Koninklijke KPN NV	8,452	24,994
Koninklijke Philips NV	4,693	143,474
NN Group NV	1,912	64,726
Randstad Holding NV	1,696	91,868
Royal Dutch Shell plc, Class B	82,690	2,375,841
Wolters Kluwer NV	5,675	205,260

		4,215,783

Norway - 0.4%
Golar LNG Ltd.	70	1,378
Marine Harvest ASA *	7,632	137,990
Norsk Hydro ASA	15,242	72,746
Statoil ASA	2,811	51,306

		263,420

Portugal - 0.4%
EDP - Energias de Portugal SA	18,666	56,811
Galp Energia SGPS SA	14,388	214,500

		271,311

Singapore - 0.4%
ComfortDelGro Corp. Ltd.	16,200	27,528
DBS Group Holdings Ltd.	2,900	34,600
Singapore Telecommunications Ltd.	92,600	232,281

		294,409

Spain - 1.6%
Abertis Infraestructuras SA	2,615	36,536
Aena SA (a)	716	97,549
Amadeus IT Group SA	7,586	344,056
Ferrovial SA	12,215	217,845
Gas Natural SDG SA	4,011	75,460
Grifols SA	3,053	60,606

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Investments	Shares	Value ($)
Spain - 1.6% (continued)
Industria de Diseno Textil SA	10,293	350,641

		1,182,693

Sweden - 3.9%
Assa Abloy AB, Class B	17,134	317,041
Atlas Copco AB, Class A	12,084	366,587
Boliden AB	13,438	349,052
Electrolux AB, Series B	2,915	72,178
Hennes & Mauritz AB, Class B	796	22,066
Hexagon AB, Class B	2,346	83,555
ICA Gruppen AB	3,756	114,325
Kinnevik AB, Class B	2,239	53,479
Lundin Petroleum AB *	10,480	227,119
Sandvik AB	22,302	275,119
Skanska AB, Class B	15,522	365,456
Svenska Cellulosa AB SCA, Class B	3,081	86,720
Svenska Handelsbanken AB, Class A	16,056	222,383
Swedbank AB, Class A	11,274	271,641
Volvo AB, Class B	7,103	82,693

		2,909,414

Switzerland - 5.6%
ABB Ltd. *	28,846	606,970
Actelion Ltd. *	1,856	401,098
Chocoladefabriken Lindt & Spruengli AG	15	77,617
Coca-Cola HBC AG *	2,201	47,927
EMS-Chemie Holding AG	460	233,602
Galenica AG	63	70,991
Geberit AG	643	257,429
Givaudan SA	259	474,015
Glencore plc *	173,705	586,929
Kuehne + Nagel International AG	166	21,912
LafargeHolcim Ltd. *	1,853	97,268
Lonza Group AG *	808	139,646
Partners Group Holding AG	1,371	641,817
Schindler Holding AG	370	65,162
Sika AG	34	163,127
Swiss Re AG	1,402	132,647
Zurich Insurance Group AG *	492	135,211

		4,153,368

United Kingdom - 20.7%
3i Group plc	5,219	45,146
Admiral Group plc	1,746	39,266
Anglo American plc *	22,100	312,248
Ashtead Group plc	4,765	92,633
Associated British Foods plc	11,141	375,920
AstraZeneca plc	15,886	867,499
Auto Trader Group plc (a)	29,518	148,403
BAE Systems plc	37,113	269,943
Barclays plc	24,559	67,399
Barratt Developments plc	7,602	43,218
BP plc	198,023	1,240,303
British American Tobacco plc	28,247	1,600,911
BT Group plc	107,206	483,960
Bunzl plc	6,811	176,823
Capita plc	4,384	28,665
Compass Group plc	28,409	525,043
Diageo plc	1,887	48,967
Direct Line Insurance Group plc	42,210	192,104

Investments	Shares	Value ($)
United Kingdom - 20.7% (continued)
Dixons Carphone plc	18,897	82,532
GlaxoSmithKline plc	54,258	1,042,215
HSBC Holdings plc	110,576	892,195
Imperial Brands plc	19,296	840,930
Inmarsat plc	6,370	58,939
International Consolidated Airlines Group SA	5,167	27,835
Intertek Group plc	3,758	161,061
ITV plc	79,090	200,810
Kingfisher plc	13,199	56,866
Legal & General Group plc	45,149	137,541
Marks & Spencer Group plc	12,540	54,018
Merlin Entertainments plc (a)	9,248	51,054
National Grid plc	75,296	879,740
Next plc	1,489	91,344
Pearson plc	4,138	41,519
Persimmon plc	12,600	274,902
Petrofac Ltd.	4,403	47,119
Prudential plc	20,491	408,949
Randgold Resources Ltd.	2,064	158,572
Reckitt Benckiser Group plc	12,458	1,055,292
RELX NV	20,330	341,948
Rio Tinto plc	2,167	82,732
Sage Group plc (The)	32,325	260,573
Severn Trent plc	5,892	161,021
Smith & Nephew plc	3,009	45,163
SSE plc	1,950	37,233
Taylor Wimpey plc	76,759	144,774
Unilever NV, CVA	6,076	249,595
United Utilities Group plc	6,524	72,314
Vodafone Group plc	255,688	629,217
Whitbread plc	1,309	60,892

		15,207,346

United States - 0.9%
Shire plc	6,046	345,222
Thomson Reuters Corp. (1)	6,609	289,238

		634,460

TOTAL COMMON STOCKS (Cost $71,362,551)		72,876,939

SHORT-TERM INVESTMENT - 0.9%

INVESTMENT COMPANY - 0.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $679,904)(c)	679,904	679,904

Total Investments In Securities At Value - 99.9% (Cost $72,042,455)		73,556,843

Other Assets In Excess Of Liabilities - 0.1% (d)		60,742

Net Assets - 100.0%		73,617,585

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,928,700	10.8%
Consumer Staples	6,829,922	9.3
Energy	8,555,519	11.6
Financials	10,740,009	14.6
Health Care	6,142,462	8.3
Industrials	10,699,075	14.5
Information Technology	6,012,283	8.2
Materials	7,930,471	10.8
Real Estate	2,434,106	3.3
Telecommunication Services	3,607,679	4.9
Utilities	1,996,713	2.7
Short-Term Investment	679,904	0.9

Total Investments In Securities At Value	73,556,843	99.9
Other Assets in Excess of Liabilities (d)	60,742	0.1

Net Assets	$73,617,585	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $794,512, which represents approximately 1.08% of net assets of the fund.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Includes appreciation/ (depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
5	JPMS	E-Mini MSCI EAFE Index Futures	03/2017	$418,277	$418,900	$623

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$59,004	$59,004

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.3%

Aerospace & Defense - 3.2%
Boeing Co. (The)	63,404	9,870,735
General Dynamics Corp.	18,991	3,278,986
Huntington Ingalls Industries, Inc.	1,805	332,463
Lockheed Martin Corp.	15,030	3,756,598
Northrop Grumman Corp.	23,682	5,507,960
Raytheon Co.	25,695	3,648,690
Rockwell Collins, Inc.	3,469	321,784
United Technologies Corp.	24,858	2,724,934

		29,442,150

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.	25,824	1,891,866
Expeditors International of Washington, Inc.	64,274	3,403,951
FedEx Corp.	4,513	840,321
United Parcel Service, Inc., Class B	50,971	5,843,315

		11,979,453

Airlines - 0.3%
Alaska Air Group, Inc.	17,391	1,543,103
Southwest Airlines Co.	30,016	1,495,998

		3,039,101

Banks - 6.4%
Bank of Hawaii Corp.	22,724	2,015,391
BB&T Corp.	37,331	1,755,304
BOK Financial Corp. (a)	20,197	1,677,159
Commerce Bancshares, Inc.	33,191	1,918,772
Cullen/Frost Bankers, Inc.	11,255	993,029
East West Bancorp, Inc.	48,904	2,485,790
Fifth Third Bancorp	37,592	1,013,856
First Republic Bank	2,157	198,746
JPMorgan Chase & Co.	2,379	205,284
M&T Bank Corp.	49,427	7,731,866
PacWest Bancorp	26,130	1,422,517
People’s United Financial, Inc.	22,078	427,430
PNC Financial Services Group, Inc. (The)	43,562	5,095,011
Signature Bank *	4,728	710,146
SunTrust Banks, Inc.	15,300	839,205
SVB Financial Group *	19,443	3,337,585
TCF Financial Corp.	103,623	2,029,975
US Bancorp	249,687	12,826,421
Wells Fargo & Co.	203,678	11,224,695

		57,908,182

Beverages - 3.6%
Brown-Forman Corp., Class B	34,884	1,566,989
Coca-Cola Co. (The)	251,031	10,407,745
Dr Pepper Snapple Group, Inc.	48,385	4,387,068
Monster Beverage Corp. *	89,208	3,955,483
PepsiCo, Inc.	116,724	12,212,832

		32,530,117

Biotechnology - 0.3%
Regeneron Pharmaceuticals, Inc. *	932	342,128
United Therapeutics Corp. *	19,069	2,735,067

		3,077,195

Investments	Shares	Value ($)
Capital Markets - 0.8%
Bank of New York Mellon Corp. (The)	12,985	615,229
CBOE Holdings, Inc.	31,091	2,297,314
FactSet Research Systems, Inc.	7,520	1,228,994
Franklin Resources, Inc.	32,502	1,286,429
T Rowe Price Group, Inc.	12,603	948,502
Thomson Reuters Corp.	8,739	382,593
Waddell & Reed Financial, Inc., Class A	22,145	432,049

		7,191,110

Chemicals - 1.8%
AdvanSix, Inc. *	1,905	42,177
Air Products & Chemicals, Inc.	6,134	882,192
Ecolab, Inc.	30,556	3,581,774
International Flavors & Fragrances, Inc.	2,312	272,423
NewMarket Corp.	3,067	1,299,917
PPG Industries, Inc.	46,291	4,386,535
Praxair, Inc.	7,705	902,949
Sherwin-Williams Co. (The)	16,743	4,499,514

		15,867,481

Commercial Services & Supplies - 2.0%
Cintas Corp.	4,682	541,052
Clean Harbors, Inc. *	12,491	695,124
Republic Services, Inc.	97,607	5,568,479
Rollins, Inc.	35,221	1,189,766
Stericycle, Inc. *	2,621	201,922
Waste Management, Inc.	136,276	9,663,331

		17,859,674

Communications Equipment - 0.9%
Arista Networks, Inc. *	17,410	1,684,765
Cisco Systems, Inc.	141,972	4,290,394
F5 Networks, Inc. *	12,290	1,778,609
Palo Alto Networks, Inc. *	975	121,924

		7,875,692

Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. *	18,908	1,077,756
Quanta Services, Inc. *	51,002	1,777,420

		2,855,176

Consumer Finance - 0.4%
American Express Co.	19,451	1,440,930
Discover Financial Services	28,256	2,036,975
SLM Corp. *	12,784	140,880

		3,618,785

Containers & Packaging - 0.0% (b)
Avery Dennison Corp.	2,810	197,318

Distributors - 0.2%
Genuine Parts Co.	15,086	1,441,316
Pool Corp.	3,047	317,924

		1,759,240

Diversified Consumer Services - 0.4%
H&R Block, Inc.	152,281	3,500,940

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	214,076	9,104,652
Verizon Communications, Inc.	185,020	9,876,368

		18,981,020

Electric Utilities - 4.8%
Alliant Energy Corp.	9,681	366,813
American Electric Power Co., Inc.	105,096	6,616,844
Duke Energy Corp.	53,406	4,145,374
Edison International	41,274	2,971,315
Entergy Corp.	14,372	1,055,911
Eversource Energy	5,106	282,004
Exelon Corp.	40,444	1,435,358
NextEra Energy, Inc.	44,438	5,308,564
OGE Energy Corp.	95,514	3,194,943
PG&E Corp.	45,025	2,736,169
Pinnacle West Capital Corp.	80,198	6,257,850
PPL Corp.	34,422	1,172,069
Southern Co. (The)	97,732	4,807,437
Xcel Energy, Inc.	87,827	3,574,559

		43,925,210

Electrical Equipment - 0.3%
Acuity Brands, Inc.	1,756	405,390
Emerson Electric Co.	8,792	490,154
Rockwell Automation, Inc.	10,199	1,370,746

		2,266,290

Electronic Equipment, Instruments & Components - 0.4%
Dolby Laboratories, Inc., Class A	16,241	733,931
FLIR Systems, Inc.	42,716	1,545,892
IPG Photonics Corp. *	2,054	202,750
National Instruments Corp.	34,094	1,050,777

		3,533,350

Food & Staples Retailing - 3.6%
Casey’s General Stores, Inc.	12,737	1,514,175
Costco Wholesale Corp.	47,283	7,570,481
CVS Health Corp.	32,834	2,590,931
Kroger Co. (The)	29,402	1,014,663
Sysco Corp.	120,742	6,685,485
Walgreens Boots Alliance, Inc.	21,882	1,810,954
Wal-Mart Stores, Inc.	163,443	11,297,180

		32,483,869

Food Products - 2.8%
Campbell Soup Co.	48,789	2,950,271
General Mills, Inc.	78,499	4,848,883
Hershey Co. (The)	45,838	4,741,025
Hormel Foods Corp.	50,751	1,766,642
Ingredion, Inc.	4,746	593,060
Kellogg Co.	11,287	831,965
McCormick & Co., Inc.	50,319	4,696,272
Mead Johnson Nutrition Co.	54,397	3,849,132
Mondelez International, Inc., Class A	10,896	483,020
Tyson Foods, Inc., Class A	5,540	341,707

		25,101,977

Gas Utilities - 0.8%
Atmos Energy Corp.	48,008	3,559,793
UGI Corp.	81,651	3,762,478

		7,322,271

Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	24,500	941,045
ABIOMED, Inc. *	16,466	1,855,389

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 3.8% (continued)
Align Technology, Inc. *	22,381	2,151,485
Baxter International, Inc.	4,311	191,150
Becton Dickinson and Co.	9,537	1,578,850
CR Bard, Inc.	19,160	4,304,486
Danaher Corp.	37,871	2,947,879
DENTSPLY SIRONA, Inc.	1,908	110,149
DexCom, Inc. *	22,773	1,359,548
Edwards Lifesciences Corp. *	26,162	2,451,379
IDEXX Laboratories, Inc. *	3,584	420,296
Intuitive Surgical, Inc. *	5,481	3,475,886
Medtronic plc	51,237	3,649,611
ResMed, Inc.	41,432	2,570,856
Stryker Corp.	35,999	4,313,040
Varian Medical Systems, Inc. *	14,097	1,265,629
West Pharmaceutical Services, Inc.	9,245	784,253
Zimmer Biomet Holdings, Inc.	1,077	111,146

		34,482,077

Health Care Providers & Services - 2.8%
Aetna, Inc.	17,578	2,179,848
AmerisourceBergen Corp.	14,583	1,140,245
Anthem, Inc.	25,530	3,670,448
Cardinal Health, Inc.	39,408	2,836,194
Express Scripts Holding Co. *	1,500	103,185
Henry Schein, Inc. *	20,221	3,067,728
McKesson Corp.	14,957	2,100,710
UnitedHealth Group, Inc.	61,697	9,873,988

		24,972,346

Health Care Technology - 0.0% (b)
athenahealth, Inc. *	1,051	110,534
Cerner Corp. *	1,797	85,124

		195,658

Hotels, Restaurants & Leisure - 3.1%
Chipotle Mexican Grill, Inc. *	3,543	1,336,845
Darden Restaurants, Inc.	49,546	3,602,985
Domino’s Pizza, Inc.	7,900	1,257,996
McDonald’s Corp.	65,370	7,956,836
Panera Bread Co., Class A *	12,557	2,575,315
Starbucks Corp.	121,894	6,767,555
Yum Brands, Inc.	74,360	4,709,219

		28,206,751

Household Durables - 0.1%
Garmin Ltd.	17,021	825,348
Tupperware Brands Corp.	7,624	401,175

		1,226,523

Household Products - 3.8%
Church & Dwight Co., Inc.	117,543	5,194,225
Clorox Co. (The)	43,465	5,216,669
Colgate-Palmolive Co.	135,276	8,852,462
Kimberly-Clark Corp.	27,568	3,146,060
Procter & Gamble Co. (The)	141,886	11,929,775

		34,339,191

Industrial Conglomerates - 2.3%
3M Co.	72,061	12,867,933
General Electric Co.	68,722	2,171,615
Honeywell International, Inc.	47,643	5,519,442

		20,558,990

Insurance - 9.8%
Aflac, Inc.	18,698	1,301,381
Alleghany Corp. *	4,487	2,728,634

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Insurance - 9.8% (continued)
Allied World Assurance Co. Holdings AG	3,826	205,494
Allstate Corp. (The)	183,846	13,626,666
American Financial Group, Inc.	23,358	2,058,307
American National Insurance Co.	930	115,887
AmTrust Financial Services, Inc.	6,465	177,012
Aon plc	33,361	3,720,752
Arch Capital Group Ltd. *	35,822	3,091,080
Arthur J Gallagher & Co.	2,692	139,876
Aspen Insurance Holdings Ltd.	7,554	415,470
Assurant, Inc.	10,450	970,387
Assured Guaranty Ltd.	7,595	286,863
Axis Capital Holdings Ltd.	34,907	2,278,380
Chubb Ltd.	69,000	9,116,280
Cincinnati Financial Corp.	8,018	607,363
CNA Financial Corp.	12,957	537,715
Endurance Specialty Holdings Ltd.	4,132	381,797
Erie Indemnity Co., Class A	2,762	310,587
Everest Re Group Ltd.	27,188	5,883,483
First American Financial Corp.	4,303	157,619
FNF Group	41,210	1,399,492
Markel Corp. *	3,004	2,717,118
Marsh & McLennan Cos., Inc.	45,067	3,046,079
Mercury General Corp.	9,147	550,741
ProAssurance Corp.	13,873	779,663
Progressive Corp. (The)	292,769	10,393,300
RenaissanceRe Holdings Ltd.	22,718	3,094,646
Travelers Cos., Inc. (The)	109,666	13,425,312
Validus Holdings Ltd.	25,539	1,404,900
White Mountains Insurance Group Ltd.	1,337	1,117,799
WR Berkley Corp.	41,989	2,792,688

		88,832,771

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. *	9,146	6,858,311
Netflix, Inc. *	8,428	1,043,386
Priceline Group, Inc. (The)*	454	665,591
TripAdvisor, Inc. *	35,256	1,634,821

		10,202,109

Internet Software & Services - 1.4%
Alphabet, Inc., Class A *	10,547	8,357,970
Facebook, Inc., Class A *	38,228	4,398,132

		12,756,102

IT Services - 5.0%
Accenture plc, Class A	47,995	5,621,654
Amdocs Ltd.	43,899	2,557,117
Automatic Data Processing, Inc.	60,032	6,170,089
Cognizant Technology Solutions Corp., Class A *	18,229	1,021,371
Gartner, Inc. *	10,705	1,081,954
International Business Machines Corp.	30,490	5,061,035
Jack Henry & Associates, Inc.	21,859	1,940,642
Mastercard, Inc., Class A	78,182	8,072,292
Paychex, Inc.	61,540	3,746,555
Teradata Corp. *	51,476	1,398,603
Visa, Inc., Class A	107,589	8,394,094

		45,065,406

Investments	Shares	Value ($)
Leisure Products - 0.3%
Hasbro, Inc.	13,332	1,037,096
Polaris Industries, Inc. (a)	17,133	1,411,588

		2,448,684

Life Sciences Tools & Services - 0.9%
Bruker Corp.	43,024	911,248
Illumina, Inc. *	3,241	414,978
Mettler-Toledo International, Inc. *	10,567	4,422,923
Thermo Fisher Scientific, Inc.	7,310	1,031,441
Waters Corp. *	11,779	1,582,980

		8,363,570

Machinery - 0.1%
Cummins, Inc.	9,380	1,281,965

Media - 0.8%
Comcast Corp., Class A	31,153	2,151,115
Time Warner, Inc.	9,866	952,365
Walt Disney Co. (The)	37,166	3,873,440

		6,976,920

Multiline Retail - 0.6%
Dollar General Corp.	2,882	213,470
Dollar Tree, Inc. *	5,936	458,140
Target Corp.	68,714	4,963,212

		5,634,822

Multi-Utilities - 4.2%
Ameren Corp.	109,478	5,743,216
CenterPoint Energy, Inc.	24,123	594,391
Consolidated Edison, Inc.	75,667	5,575,145
Dominion Resources, Inc.	41,636	3,188,901
DTE Energy Co.	37,159	3,660,533
NiSource, Inc.	62,133	1,375,625
Public Service Enterprise Group, Inc.	215,330	9,448,680
Sempra Energy	40,985	4,124,730
Vectren Corp.	35,471	1,849,813
WEC Energy Group, Inc.	41,702	2,445,822

		38,006,856

Oil, Gas & Consumable Fuels - 0.5%
Chevron Corp.	7,315	860,975
ConocoPhillips	6,264	314,077
Exxon Mobil Corp.	41,849	3,777,291

		4,952,343

Personal Products - 0.8%
Estee Lauder Cos., Inc. (The), Class A	75,848	5,801,614
Nu Skin Enterprises, Inc., Class A	21,472	1,025,932

		6,827,546

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	30,564	1,786,160
Eli Lilly & Co.	65,377	4,808,478
Johnson & Johnson	107,536	12,389,223
Merck & Co., Inc.	78,605	4,627,476
Pfizer, Inc.	100,658	3,269,372
Zoetis, Inc.	2,245	120,175

		27,000,884

Professional Services - 0.2%
Equifax, Inc.	3,815	451,047
Robert Half International, Inc.	35,346	1,724,178

		2,175,225

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Road & Rail - 0.5%
Landstar System, Inc.	29,452	2,512,255
Union Pacific Corp.	17,526	1,817,096

		4,329,351

Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	14,700	1,067,514
Intel Corp.	85,900	3,115,593
Maxim Integrated Products, Inc.	35,584	1,372,475
NVIDIA Corp.	53,900	5,753,286
QUALCOMM, Inc.	16,138	1,052,197
Texas Instruments, Inc.	88,925	6,488,857
Versum Materials, Inc. *	3,067	86,091
Xilinx, Inc.	14,829	895,227

		19,831,240

Software - 2.0%
Adobe Systems, Inc. *	29,416	3,028,377
ANSYS, Inc. *	3,405	314,928
Intuit, Inc.	55,934	6,410,596
Manhattan Associates, Inc. *	2,918	154,742
Microsoft Corp.	109,466	6,802,217
Oracle Corp.	45,207	1,738,209

		18,449,069

Specialty Retail - 3.5%
AutoZone, Inc. *	1,858	1,467,430
Bed Bath & Beyond, Inc.	18,096	735,422
Dick’s Sporting Goods, Inc.	11,887	631,200
Home Depot, Inc. (The)	60,416	8,100,577
Lowe’s Cos., Inc.	56,776	4,037,909
O’Reilly Automotive, Inc. *	19,689	5,481,615
Ross Stores, Inc.	2,194	143,926
TJX Cos., Inc. (The)	73,255	5,503,648
Tractor Supply Co.	30,920	2,344,045
Ulta Salon Cosmetics & Fragrance, Inc. *	6,137	1,564,567
Williams-Sonoma, Inc.	37,149	1,797,640

		31,807,979

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	27,726	3,211,225

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	45,508	2,313,172
VF Corp.	2,718	145,005

		2,458,177

Thrifts & Mortgage Finance - 0.4%
New York Community Bancorp, Inc.	191,734	3,050,488
TFS Financial Corp.	20,441	389,197

		3,439,685

Tobacco - 4.3%
Altria Group, Inc.	200,995	13,591,282
Philip Morris International, Inc.	116,924	10,697,377
Reynolds American, Inc.	265,699	14,889,772

		39,178,431

Trading Companies & Distributors - 0.5%
Fastenal Co.	38,809	1,823,247
MSC Industrial Direct Co., Inc., Class A	2,315	213,883
WW Grainger, Inc.	10,238	2,377,775

		4,414,905

Investments	Shares	Value ($)
Water Utilities - 0.9%
American Water Works Co., Inc.	83,002	6,006,025
Aqua America, Inc.	80,263	2,411,100

		8,417,125

TOTAL COMMON STOCKS (Cost $767,791,142)		872,359,527

SHORT-TERM INVESTMENT - 3.8%

INVESTMENT COMPANY - 3.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $34,882,946)(2)(c)	34,882,946	34,882,946

SECURITIES LENDING COLLATERAL - 0.3%
Money Market Fund - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36%
(Cost $3,094,200)(2)(c)(d)	3,094,200	3,094,200

Total Investments In Securities At Value - 100.4% (Cost $805,768,288)		910,336,673

Liabilities In Excess Of Other Assets - (0.4)% (e)		(3,318,886)

Net Assets - 100.0%		907,017,787

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$94,222,146	10.4%
Consumer Staples	170,461,131	18.9
Energy	4,952,343	0.5
Financials	160,990,533	17.8
Health Care	98,091,730	10.8
Industrials	100,202,279	11.0
Information Technology	110,722,084	12.2
Materials	16,064,799	1.8
Telecommunication Services	18,981,020	2.1
Utilities	97,671,462	10.8
Short-Term Investment	34,882,946	3.8
Securities Lending Collateral	3,094,200	0.3

Total Investments In Securities At Value	910,336,673	100.4
Liabilities in Excess of Other Assets (e)	(3,318,886)	(0.4)

Net Assets	$907,017,787	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 12/31/2016. The total value of securities on loan at 12/31/2016 was $3,022,077.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 12/31/2016.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
244	GSCO	S&P 500 E-Mini Futures	03/2017	$27,496,424	$27,281,640	$(214,784)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,265,179	$1,265,179

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 96.5%

Australia - 8.5%
AGL Energy Ltd.	99,826	1,588,277
Aurizon Holdings Ltd.	65,334	237,542
AusNet Services	94,515	107,596
Australia & New Zealand Banking Group Ltd.	15,115	330,885
Caltex Australia Ltd.	47,742	1,046,775
Coca-Cola Amatil Ltd.	44,821	326,878
Cochlear Ltd.	8,470	747,567
Commonwealth Bank of Australia	2,420	143,564
CSL Ltd.	3,035	219,491
Flight Centre Travel Group Ltd.	22,994	518,206
Harvey Norman Holdings Ltd.	6,317	23,406
Medibank Pvt Ltd.	39,354	79,954
Newcrest Mining Ltd.	22,851	327,662
REA Group Ltd.	2,498	99,271
South32 Ltd.	105,146	206,985
Tabcorp Holdings Ltd.	36,300	125,761
Telstra Corp. Ltd.	510,153	1,874,649
TPG Telecom Ltd.	5,439	26,701
Wesfarmers Ltd.	39,834	1,209,038
Westpac Banking Corp.	12,201	286,405
Woolworths Ltd.	102,695	1,782,543

		11,309,156

Austria - 0.1%
OMV AG	3,730	131,496

Belgium - 1.4%
Anheuser-Busch InBev SA/NV	2,115	223,860
Colruyt SA	18,319	905,416
Groupe Bruxelles Lambert SA	618	51,777
Proximus SADP	20,390	586,147
UCB SA	608	38,900

		1,806,100

Canada - 11.4%
Agnico Eagle Mines Ltd. (1)	14,605	614,049
Alimentation Couche-Tard, Inc., Class B (1)	5,454	247,302
Bank of Montreal (1)	9,784	703,713
Bank of Nova Scotia (The) (1)	10,565	588,269
Barrick Gold Corp. (1)	39,663	634,833
BCE, Inc. (1)	41,213	1,781,246
Cameco Corp. (1)	25,431	265,930
Canadian Imperial Bank of Commerce (1)	7,533	614,691
Canadian National Railway Co. (1)	10,709	720,713
Canadian Utilities Ltd., Class A (1)	2,168	58,437
CI Financial Corp. (1)	36,953	794,573
Eldorado Gold Corp. (1)*	17,190	55,309
Empire Co. Ltd., Class A (1)	21,226	248,518
Fairfax Financial Holdings Ltd. (1)	132	63,756
Fortis, Inc. (1)	8,102	250,184
Franco-Nevada Corp. (1)	9,482	566,950
George Weston Ltd. (1)	4,173	353,041

Investments	Shares	Value ($)
Canada - 11.4% (continued)
Goldcorp, Inc. (1)	21,923	298,479
Intact Financial Corp. (1)	13,650	976,997
Kinross Gold Corp. (1)*	137,370	428,690
Loblaw Cos. Ltd. (1)	12,680	669,014
Metro, Inc. (1)	9,075	271,442
Power Financial Corp. (1)	15,418	385,378
Rogers Communications, Inc., Class B (1)	8,139	313,945
Royal Bank of Canada (1)	13,116	887,685
Saputo, Inc. (1)	21,629	765,347
Shaw Communications, Inc., Class B (1)	12,674	254,301
Silver Wheaton Corp. (1)	28,019	541,327
Toronto-Dominion Bank (The) (1)	15,460	762,493
Yamana Gold, Inc. (1)	56,315	158,126

		15,274,738

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	283,000	158,681

Denmark - 2.6%
Coloplast A/S, Class B	20,411	1,374,856
Danske Bank A/S	3,404	102,984
DSV A/S	8,960	397,916
ISS A/S	7,507	253,008
Novo Nordisk A/S, Class B	37,524	1,346,068
Novozymes A/S, Class B	1,119	38,507

		3,513,339

Finland - 1.0%
Kone OYJ, Class B	9,092	406,263
Neste OYJ	822	31,456
Orion OYJ, Class B	11,226	498,792
Sampo OYJ, Class A	8,074	360,929

		1,297,440

France - 6.5%
Aeroports de Paris	2,096	224,454
BNP Paribas SA	4,427	281,725
Bouygues SA	1,651	59,105
Cie Generale des Etablissements Michelin	2,529	281,121
Danone SA	9,842	622,787
Dassault Systemes SE	4,699	357,669
Electricite de France SA	13,183	134,135
Engie SA	34,076	433,752
Essilor International SA	289	32,607
Hermes International	1,902	780,234
Iliad SA	1,040	199,729
Imerys SA	2,048	155,161
Lagardere SCA	3,911	108,551
L’Oreal SA	8,340	1,520,092
Pernod Ricard SA	898	97,182
Peugeot SA*	5,888	95,899
Sanofi	3,386	273,809
SCOR SE	2,005	69,194
Societe BIC SA	5,388	732,104
Societe Generale SA	3,534	173,826
Sodexo SA	4,294	493,008

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
France - 6.5% (continued)
Suez	2,973	43,806
Thales SA	5,982	579,541
TOTAL SA	14,474	742,402
Vinci SA	3,641	247,678

		8,739,571

Germany - 3.7%
Allianz SE	1,710	282,215
Bayer AG	2,729	284,317
Beiersdorf AG	7,238	613,115
Covestro AG (a)	1,095	74,950
Deutsche Post AG	5,438	178,339
Fresenius Medical Care AG & Co. KGaA	589	49,783
Hannover Rueck SE	529	57,147
HUGO BOSS AG	3,855	235,344
MAN SE	18,018	1,788,401
Merck KGaA	458	47,687
METRO AG	17,918	595,543
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,366	258,007
SAP SE	3,544	306,574
Siemens AG	566	69,301
TUI AG	3,797	54,362

		4,895,085

Hong Kong - 4.2%
BOC Hong Kong Holdings Ltd.	43,500	154,928
CK Hutchison Holdings Ltd.	9,000	101,596
CLP Holdings Ltd.	107,000	981,285
Galaxy Entertainment Group Ltd.	79,000	342,159
Hang Seng Bank Ltd.	13,800	255,915
HK Electric Investments & HK Electric Investments Ltd. (a)	501,000	413,028
HKT Trust & HKT Ltd.	116,000	142,083
Hong Kong & China Gas Co. Ltd.	544,104	960,992
MTR Corp. Ltd.	212,500	1,030,250
Noble Group Ltd. *	144,900	16,899
Power Assets Holdings Ltd.	74,000	650,983
SJM Holdings Ltd.	484,000	377,682
WH Group Ltd. (a)	83,000	66,906
Yue Yuen Industrial Holdings Ltd.	51,500	186,672

		5,681,378

Italy - 0.5%
Enel SpA	89,661	394,123
Italgas SpA *	6,603	25,981
Luxottica Group SpA	1,301	69,924
Snam SpA	33,015	135,786

		625,814

Japan - 25.7%
ABC-Mart, Inc.	5,300	299,830
Ajinomoto Co., Inc.	7,100	142,870
Amada Holdings Co. Ltd.	2,000	22,281
ANA Holdings, Inc.	37,000	99,531
Asahi Glass Co. Ltd.	4,000	27,139
Asahi Group Holdings Ltd.	7,500	236,138
Astellas Pharma, Inc.	79,800	1,107,094
Bandai Namco Holdings, Inc.	20,600	567,014
Benesse Holdings, Inc.	8,800	241,780

Investments	Shares	Value ($)
Japan - 25.7% (continued)
Bridgestone Corp.	18,200	654,850
Brother Industries Ltd.	13,900	249,886
Calbee, Inc.	20,300	635,007
Canon, Inc.	26,200	737,849
Central Japan Railway Co.	1,600	262,703
Chubu Electric Power Co., Inc.	8,300	115,498
Chugai Pharmaceutical Co. Ltd.	8,400	240,946
Daiichi Sankyo Co. Ltd.	4,600	93,929
East Japan Railway Co.	3,100	267,278
Eisai Co. Ltd.	3,800	217,768
FamilyMart UNY Holdings Co. Ltd.	1,400	93,156
FANUC Corp.	1,200	200,753
Fast Retailing Co. Ltd.	800	285,622
Fuji Heavy Industries Ltd.	7,600	309,658
FUJIFILM Holdings Corp.	1,900	71,945
GungHo Online Entertainment, Inc.	275,600	585,611
Hakuhodo DY Holdings, Inc.	56,700	698,158
Hirose Electric Co. Ltd.	700	86,566
Hisamitsu Pharmaceutical Co., Inc.	13,500	674,284
Hitachi Chemical Co. Ltd.	11,400	284,388
Hitachi Metals Ltd.	27,500	370,244
Hoshizaki Corp.	5,100	403,763
Hoya Corp.	12,600	528,311
ITOCHU Corp.	5,900	78,121
Japan Airlines Co. Ltd.	32,800	957,130
Japan Airport Terminal Co. Ltd.	500	18,067
Japan Tobacco, Inc.	10,200	334,801
Kajima Corp.	66,000	455,870
Kamigumi Co. Ltd.	58,000	552,411
Kao Corp.	8,400	397,613
KDDI Corp.	30,900	780,317
Kikkoman Corp.	5,000	159,531
Kirin Holdings Co. Ltd.	4,700	76,287
Komatsu Ltd.	7,000	158,551
Konica Minolta, Inc.	18,100	179,384
Kose Corp.	1,900	157,526
Kuraray Co. Ltd.	1,300	19,494
Kurita Water Industries Ltd.	8,500	187,006
Makita Corp.	4,000	267,276
Mazda Motor Corp.	4,300	70,021
McDonald’s Holdings Co. Japan Ltd.	4,600	120,331
MEIJI Holdings Co. Ltd.	3,400	265,976
Mitsubishi Electric Corp.	14,000	194,728
Mitsubishi Motors Corp.	11,000	62,531
Mitsubishi Tanabe Pharma Corp.	39,700	777,322
Mitsui & Co. Ltd.	5,500	75,363
Mixi, Inc.	3,300	120,246
Mizuho Financial Group, Inc.	7,100	12,741
Murata Manufacturing Co. Ltd.	400	53,415
Nabtesco Corp.	3,200	74,179
Nexon Co. Ltd.	6,700	96,823
NH Foods Ltd.	5,000	134,883
Nidec Corp.	600	51,654
Nikon Corp.	7,500	116,478
Nippon Express Co. Ltd.	61,000	327,525
Nippon Telegraph & Telephone Corp.	21,200	892,417
Nisshin Seifun Group, Inc.	8,400	125,865

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Japan - 25.7% (continued)
Nissin Foods Holdings Co. Ltd.	8,800	461,593
Nitori Holdings Co. Ltd.	1,900	216,628
Nitto Denko Corp.	6,900	528,272
Nomura Research Institute Ltd.	1,287	39,114
Obayashi Corp.	38,000	362,799
Omron Corp.	21,100	806,336
Oracle Corp. Japan	5,600	281,703
Oriental Land Co. Ltd.	5,400	304,785
Osaka Gas Co. Ltd.	293,000	1,124,259
Otsuka Corp.	11,100	517,751
Otsuka Holdings Co. Ltd.	8,700	378,976
Pola Orbis Holdings, Inc.	1,100	90,687
Recruit Holdings Co. Ltd.	37,200	1,490,842
Rinnai Corp.	200	16,093
Sankyo Co. Ltd.	4,300	138,639
Secom Co. Ltd.	600	43,838
Seiko Epson Corp.	700	14,779
Seven & i Holdings Co. Ltd.	5,100	193,949
Seven Bank Ltd.	27,700	79,205
Shimamura Co. Ltd.	2,700	336,644
Shimizu Corp.	23,000	209,943
Shionogi & Co. Ltd.	7,600	363,226
SMC Corp.	100	23,792
Sumitomo Corp.	3,800	44,610
Sumitomo Dainippon Pharma Co. Ltd.	27,200	466,870
Sumitomo Mitsui Financial Group, Inc.	3,000	114,249
Sumitomo Rubber Industries Ltd.	1,800	28,480
Sundrug Co. Ltd.	4,700	324,964
Suntory Beverage & Food Ltd.	5,200	215,392
Suzuki Motor Corp.	5,200	182,566
Sysmex Corp.	6,400	369,789
Taisei Corp.	49,000	342,166
Takeda Pharmaceutical Co. Ltd.	1,800	74,675
Toho Gas Co. Ltd.	107,000	869,036
Tohoku Electric Power Co., Inc.	2,200	27,733
Tokyo Electron Ltd.	1,000	94,049
Tokyo Gas Co. Ltd.	212,000	956,998
TOTO Ltd.	1,500	59,248
Toyo Suisan Kaisha Ltd.	21,600	781,474
Trend Micro, Inc.	16,900	599,844
Tsuruha Holdings, Inc.	3,800	359,642
Unicharm Corp.	1,200	26,208
USS Co. Ltd.	1,600	25,417
West Japan Railway Co.	4,400	269,526
Yakult Honsha Co. Ltd.	3,900	180,439
Yamada Denki Co. Ltd.	7,900	42,537
Yamato Holdings Co. Ltd.	12,600	255,415
Yamazaki Baking Co. Ltd.	17,600	339,318
Yokogawa Electric Corp.	4,600	66,412

		34,304,643

Luxembourg - 0.1%
Millicom International Cellular SA, SDR	2,295	97,800

Investments	Shares	Value ($)
Netherlands - 1.6%
Heineken NV	2,163	162,091
Koninklijke Ahold Delhaize NV	49,943	1,051,949
Koninklijke Vopak NV	3,242	152,957
Randstad Holding NV	9,739	527,538
Royal Dutch Shell plc, Class B	8,717	250,456

		2,144,991

Norway - 1.8%
Gjensidige Forsikring ASA	16,603	263,218
Marine Harvest ASA*	26,509	479,296
Norsk Hydro ASA	15,187	72,483
Orkla ASA	72,917	659,806
Schibsted ASA, Class A	5,112	117,000
Telenor ASA	49,892	744,724
Yara International ASA	3,176	124,941

		2,461,468

Portugal - 0.1%
EDP - Energias de Portugal SA	48,968	149,037
Jeronimo Martins SGPS SA	2,999	46,513

		195,550

Singapore - 3.7%
ComfortDelGro Corp. Ltd.	160,000	271,884
DBS Group Holdings Ltd.	72,100	860,214
Oversea-Chinese Banking Corp. Ltd.	115,900	711,817
Singapore Airlines Ltd.	98,900	658,861
Singapore Telecommunications Ltd.	354,500	889,241
StarHub Ltd.	346,900	671,545
United Overseas Bank Ltd.	55,300	776,904
Wilmar International Ltd.	64,800	160,086

		5,000,552

South Africa - 0.4%
Mondi plc	24,720	504,838

Spain - 1.7%
Enagas SA	2,355	59,683
Endesa SA	38,485	813,884
Gas Natural SDG SA	3,417	64,285
Iberdrola SA	94,530	618,971
Industria de Diseno Textil SA	11,415	388,863
Mapfre SA	65,467	199,419
Red Electrica Corp. SA	6,913	130,242

		2,275,347

Sweden - 4.5%
Assa Abloy AB, Class B	1,062	19,651
Atlas Copco AB, Class A	7,038	213,509
Getinge AB, Class B	4,954	79,378
Hennes & Mauritz AB, Class B	36,928	1,023,685
ICA Gruppen AB	19,296	587,329
Investor AB, Class B	959	35,732
Nordea Bank AB	27,239	301,825
Sandvik AB	2,220	27,386
Skanska AB, Class B	18,442	434,206
SKF AB, Class B	5,941	108,935
Svenska Cellulosa AB SCA, Class B	16,328	459,576
Svenska Handelsbanken AB, Class A	2,802	38,809
Swedbank AB, Class A	854	20,577

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Sweden - 4.5% (continued)
Swedish Match AB	36,094	1,145,190
Tele2 AB, Class B	28,270	226,047
Telefonaktiebolaget LM Ericsson, Class B	28,405	166,481
Telia Co. AB	198,993	799,394
Volvo AB, Class B	28,527	332,112

		6,019,822

Switzerland - 5.4%
ABB Ltd.*	9,534	200,612
Adecco Group AG	1,995	130,227
Chocoladefabriken Lindt & Spruengli AG	3	15,523
Coca-Cola HBC AG*	21,357	465,054
Kuehne + Nagel International AG	6,770	893,631
Nestle SA	21,363	1,530,394
Novartis AG	10,411	757,124
Roche Holding AG	4,729	1,077,988
Schindler Holding AG	1,572	276,850
SGS SA	108	219,431
Sika AG	24	115,149
Sonova Holding AG	2,981	360,670
Swatch Group AG (The)	45	13,966
Swiss Re AG	6,136	580,545
Swisscom AG	694	310,214
Wolseley plc	3,514	214,516
Zurich Insurance Group AG*	86	23,635

		7,185,529

United Kingdom - 11.1%
Admiral Group plc	15,530	349,255
Associated British Foods plc	25,640	865,147
AstraZeneca plc	8,455	461,709
BAE Systems plc	42,854	311,701
BP plc	15,556	97,434
British American Tobacco plc	7,028	398,315
BT Group plc	195,497	882,532
Bunzl plc	3,697	95,979
Burberry Group plc	19,358	356,747
Centrica plc	176,331	507,841
Compass Group plc	11,100	205,145
Diageo plc	26,783	695,015
Direct Line Insurance Group plc	120,945	550,439
Dixons Carphone plc	7,700	33,630
easyJet plc	5,931	73,363
GKN plc	10,759	43,853
GlaxoSmithKline plc	18,275	351,035
HSBC Holdings plc	89,959	725,844
Imperial Brands plc	8,385	365,423
ITV plc	43,737	111,048
J Sainsbury plc	12,622	38,793
Kingfisher plc	95,854	412,976
Marks & Spencer Group plc	20,345	87,640
National Grid plc	122,558	1,431,937
Next plc	481	29,507
Pearson plc	9,298	93,293
Reckitt Benckiser Group plc	11,569	979,987
Royal Mail plc	197,122	1,120,518
Sage Group plc (The)	17,119	137,997

Investments	Shares	Value ($)
United Kingdom - 11.1% (continued)
Sky plc	18,966	231,213
Smith & Nephew plc	51,219	768,757
SSE plc	44,544	850,526
Tate & Lyle plc	5,428	47,238
Travis Perkins plc	2,417	43,207
Unilever NV, CVA	5,592	229,713
United Utilities Group plc	2,762	30,615
Vodafone Group plc	129,785	319,385
Whitbread plc	1,298	60,381
WPP plc	21,334	474,755

		14,869,893

United States - 0.4%
Shire plc	1,638	93,529
Thomson Reuters Corp. (1)	5,952	260,484
Valeant Pharmaceuticals International, Inc. (1)*	9,775	141,749

		495,762

TOTAL COMMON STOCKS (Cost $131,015,065)		128,988,993

PREFERRED STOCKS - 0.4%

Germany - 0.4%
FUCHS PETROLUB SE	692	28,988
Henkel AG & Co. KGaA	4,605	548,178

TOTAL PREFERRED STOCKS (Cost $531,716)		577,166

SHORT-TERM INVESTMENT - 2.0%

INVESTMENT COMPANY - 2.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41%
(Cost $2,683,265) (b)	2,683,265	2,683,265

Total Investments In Securities At Value - 98.9% (Cost $134,230,046)		132,249,424

Other Assets In Excess Of Liabilities - 1.1% (c)		1,471,937

Net Assets - 100.0%		133,721,361

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,447,667	9.3%
Consumer Staples	27,181,961	20.4
Energy	2,854,692	2.1
Financials	14,571,923	10.9
Health Care	14,299,006	10.7
Industrials	21,159,414	15.8
Information Technology	5,570,433	4.2
Materials	6,149,822	4.6
Telecommunication Services	11,538,118	8.6
Utilities	13,793,123	10.3
Short-Term Investment	2,683,265	2.0

Total Investments In Securities At Value	132,249,424	98.9
Other Assets in Excess of Liabilities (c)	1,471,937	1.1

Net Assets	$133,721,361	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $554,884, which represents approximately 0.41% of net assets of the fund.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
23	JPMS	E-Mini MSCI EAFE Index Futures	03/2017	$1,938,950	$1,926,940	$(12,010)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$114,900	$114,900

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
COMMON STOCKS - 88.4%

Brazil - 5.2%
AES Tiete SA (1)	7,100	30,540
Ambev SA, ADR (1)	100,820	495,026
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	8,200	41,571
Engie Brasil Energia SA (1)	31,200	335,515
Equatorial Energia SA (1)	3,700	61,843
Localiza Rent a Car SA (1)	14,410	151,507
Lojas Renner SA (1)	3,000	21,357
Natura Cosmeticos SA (1)	2,700	19,097
Odontoprev SA (1)	161,900	626,767
Qualicorp SA (1)	13,400	79,254
Raia Drogasil SA (1)	3,900	73,322
Telefonica Brasil SA, ADR (1)	3,051	40,822
TIM Participacoes SA, ADR (1)	13,556	159,961
Ultrapar Participacoes SA (1)	6,000	126,187
WEG SA (1)	34,580	164,682

		2,427,451

Chile - 4.2%
Aguas Andinas SA, Class A (1)	686,841	357,605
Banco de Chile (1)	5,303,815	621,607
Banco Santander Chile, ADR (1)	3,091	67,600
Cia Cervecerias Unidas SA, ADR (1)	5,150	108,047
Empresas COPEC SA (1)	6,440	61,712
Enel Americas SA, ADR (1)	27,951	229,478
Enel Generacion Chile SA, ADR (1)	5,424	105,443
SACI Falabella (1)	54,235	429,114

		1,980,606

China - 11.0%
Agricultural Bank of China Ltd., Class H	567,000	231,402
ANTA Sports Products Ltd.	87,000	258,548
Bank of China Ltd., Class H	106,000	46,738
Bank of Communications Co. Ltd., Class H	158,000	113,633
Beijing Capital International Airport Co. Ltd., Class H	70,000	70,561
Belle International Holdings Ltd.	299,000	167,491
China Communications Services Corp. Ltd., Class H	1,004,000	637,914
China Construction Bank Corp., Class H	464,000	355,345
China Huishan Dairy Holdings Co. Ltd.	229,000	88,816
China Mobile Ltd.	57,000	600,961
China Petroleum & Chemical Corp., Class H	44,000	30,988
China Resources Gas Group Ltd.	92,000	257,741
China Resources Power Holdings Co. Ltd.	8,000	12,654
China Telecom Corp. Ltd., Class H	364,000	166,970
CSPC Pharmaceutical Group Ltd.	274,000	291,749
ENN Energy Holdings Ltd.	36,000	147,501
Great Wall Motor Co. Ltd., Class H	55,500	51,484
Guangdong Investment Ltd.	432,000	568,891
Hengan International Group Co. Ltd.	14,500	106,200
Industrial & Commercial Bank of China Ltd., Class H	301,000	179,466
Jiangsu Expressway Co. Ltd., Class H	148,000	186,596
People’s Insurance Co. Group of China Ltd. (The), Class H	32,000	12,547

Investments	Shares	Value ($)
China - 11.0% (continued)
PICC Property & Casualty Co. Ltd., Class H	48,000	74,240
Shenzhou International Group Holdings Ltd.	11,000	69,351
Sinopec Engineering Group Co. Ltd., Class H	225,500	187,799
Tencent Holdings Ltd.	1,600	38,795
Tsingtao Brewery Co. Ltd., Class H	30,000	113,005
Want Want China Holdings Ltd.	110,000	70,252
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,500	12,625

		5,150,263

Hong Kong - 1.2%
China Gas Holdings Ltd.	30,000	40,626
Haier Electronics Group Co. Ltd.	28,000	43,926
Sino Biopharmaceutical Ltd.	360,000	252,443
Sun Art Retail Group Ltd.	237,000	207,663

		544,658

India - 8.0%
Axis Bank Ltd., GDR	3,054	99,751
Dr Reddy’s Laboratories Ltd., ADR (1)	14,437	653,707
ICICI Bank Ltd., ADR (1)	2,306	17,272
Infosys Ltd., ADR (1)	45,539	675,343
Larsen & Toubro Ltd., GDR	11,574	229,835
Reliance Industries Ltd., GDR (a)	19,210	606,404
State Bank of India, GDR	11,325	413,485
Tata Motors Ltd., ADR (1)	10,696	367,836
Wipro Ltd., ADR (1)	72,380	700,639

		3,764,272

Indonesia - 3.3%
Bank Central Asia Tbk. PT	119,600	137,219
Hanjaya Mandala Sampoerna Tbk. PT	927,300	263,040
Indofood CBP Sukses Makmur Tbk. PT	38,500	24,438
Kalbe Farma Tbk. PT	2,844,500	318,774
Semen Indonesia Persero Tbk. PT	43,000	29,177
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	324,377
Unilever Indonesia Tbk. PT	153,200	440,545

		1,537,570

Korea, Republic of - 14.2%
Amorepacific Corp. *	476	126,514
BGF retail Co. Ltd. *	3,074	208,114
Cheil Worldwide, Inc. *	8,801	114,443
Coway Co. Ltd. *	2,627	192,020
Dongbu Insurance Co. Ltd. *	7,524	389,532
Hanmi Pharm Co. Ltd. *	273	68,843
Hanmi Science Co. Ltd. *	1,229	61,970
Hanon Systems	34,155	290,863
Hanssem Co. Ltd. *	1,466	241,011
Hanwha Life Insurance Co. Ltd. *	15,054	81,330
Hyundai Glovis Co. Ltd. *	653	83,429
Hyundai Marine & Fire Insurance Co. Ltd. *	11,393	296,559
Hyundai Mobis Co. Ltd. *	216	47,158
Kangwon Land, Inc. *	11,440	338,516
KEPCO Plant Service & Engineering Co. Ltd. *	1,770	79,315
Kia Motors Corp. *	10,074	326,968
Korea Electric Power Corp. *	3,826	139,565
Korea Zinc Co. Ltd. *	41	16,127
KT Corp. *	1,517	36,910

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Korea, Republic of - 14.2% (continued)
KT&G Corp. *	4,734	395,998
LG Chem Ltd. *	1,078	232,467
LG Household & Health Care Ltd. *	124	87,977
LG Uplus Corp. *	26,249	248,785
NAVER Corp. *	728	466,195
NCSoft Corp. *	838	171,418
S-1 Corp. *	6,225	452,034
Samsung Electronics Co. Ltd.	444	660,811
Samsung Fire & Marine Insurance Co. Ltd. *	1,141	253,526
Samsung Life Insurance Co. Ltd. *	2,063	192,015
Samsung SDS Co. Ltd. *	886	102,142
SK Hynix, Inc. *	601	22,114
SK Telecom Co. Ltd.	1,105	204,802

		6,629,471

Malaysia - 6.8%
British American Tobacco Malaysia Bhd.	8,800	87,416
DiGi.Com Bhd.	283,700	305,562
IHH Healthcare Bhd.	207,100	293,016
Malayan Banking Bhd.	71,000	129,621
Maxis Bhd.	126,400	168,224
MISC Bhd.	19,300	31,588
Petronas Gas Bhd.	133,100	630,739
Public Bank Bhd.	84,900	373,032
Telekom Malaysia Bhd.	315,500	417,996
Tenaga Nasional Bhd.	106,100	328,506
Westports Holdings Bhd.	426,200	407,610

		3,173,310

Mexico - 5.8%
Arca Continental SAB de CV (1)	71,200	371,187
Coca-Cola Femsa SAB de CV, ADR (1)	1,492	94,802
El Puerto de Liverpool SAB de CV (1)	6,555	47,290
Fomento Economico Mexicano SAB de CV, ADR (1)	3,448	262,772
Gentera SAB de CV (1)	16,700	26,891
Gruma SAB de CV, Class B (1)	19,100	242,417
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	4,990	411,775
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,079	155,257
Grupo Bimbo SAB de CV, Series A (1)	63,100	143,096
Grupo Lala SAB de CV (1)	192,200	280,099
Kimberly-Clark de Mexico SAB de CV, Class A (1)	38,300	68,989
Promotora y Operadora de Infraestructura SAB de CV (1)	5,000	41,723
Wal-Mart de Mexico SAB de CV (1)	329,100	588,199

		2,734,497

Philippines - 0.8%
Bank of the Philippine Islands	160,260	286,198
BDO Unibank, Inc.	10,890	24,540
Jollibee Foods Corp.	2,860	11,142
Universal Robina Corp.	19,220	63,132

		385,012

Poland - 2.3%
Bank Pekao SA	9,562	287,115
Bank Zachodni WBK SA	1,666	125,733
Eurocash SA	17,407	163,563
PGE Polska Grupa Energetyczna SA	110,782	276,309
Polski Koncern Naftowy ORLEN SA	6,848	139,466

Investments	Shares	Value ($)
Poland - 2.3% (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	40,619
Powszechna Kasa Oszczednosci Bank Polski SA	4,356	29,261

		1,062,066

Russia - 0.1%
PhosAgro PJSC, GDR	4,339	66,081

South Africa - 7.5%
Barclays Africa Group Ltd.	1,394	17,110
Bidvest Group Ltd. (The)	16,896	222,476
Brait SE *	23,711	150,818
Mr Price Group Ltd.	15,404	178,674
Nedbank Group Ltd.	2,862	49,538
Netcare Ltd.	80,072	186,092
Pick n Pay Stores Ltd.	129,535	600,790
Pioneer Foods Group Ltd.	1,933	21,665
RMB Holdings Ltd.	69,000	333,496
Shoprite Holdings Ltd.	19,349	241,828
Sibanye Gold Ltd.	48,436	86,975
SPAR Group Ltd. (The)	20,243	293,357
Telkom SA SOC Ltd.	11,944	64,038
Tiger Brands Ltd.	8,907	257,488
Truworths International Ltd.	7,639	44,180
Vodacom Group Ltd.	68,926	763,593

		3,512,118

Taiwan - 12.6%
Advantech Co. Ltd.	27,000	212,908
Asustek Computer, Inc.	32,000	261,996
Chang Hwa Commercial Bank Ltd.	161,120	85,519
Cheng Shin Rubber Industry Co. Ltd.	16,000	30,033
Chicony Electronics Co. Ltd.	7,035	16,288
Chunghwa Telecom Co. Ltd.	204,600	642,459
E.Sun Financial Holding Co. Ltd.	148,500	84,281
Far EasTone Telecommunications Co. Ltd.	272,000	611,468
Feng TAY Enterprise Co. Ltd.	19,040	70,519
First Financial Holding Co. Ltd.	514,113	273,715
Formosa Petrochemical Corp.	44,000	152,265
Hon Hai Precision Industry Co. Ltd.	44,583	115,964
Hua Nan Financial Holdings Co. Ltd.	423,738	213,051
Lite-On Technology Corp.	31,023	46,654
MediaTek, Inc.	5,000	33,404
Mega Financial Holding Co. Ltd.	518,000	368,377
Nien Made Enterprise Co. Ltd.	26,000	266,999
Novatek Microelectronics Corp.	11,000	36,152
President Chain Store Corp.	90,000	643,341
Realtek Semiconductor Corp.	62,442	197,208
Standard Foods Corp.	35,880	85,005
Taiwan Cooperative Financial Holding Co. Ltd.	308,160	134,091
Taiwan Mobile Co. Ltd.	187,000	602,013
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	14,245	409,544
Teco Electric and Machinery Co. Ltd.	21,000	18,116
Uni-President Enterprises Corp.	176,172	290,484

		5,901,854

Thailand - 4.3%
Advanced Info Service PCL, NVDR	19,100	78,224
Airports of Thailand PCL, NVDR	26,000	288,722
Bangkok Bank PCL, NVDR	17,300	76,811
Bangkok Dusit Medical Services PCL, NVDR	400,200	257,690

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Investments	Shares	Value ($)
Thailand - 4.3% (continued)
BTS Group Holdings PCL, NVDR	975,800	232,702
Bumrungrad Hospital PCL, NVDR	68,000	343,118
Delta Electronics Thailand PCL, NVDR	64,900	147,436
Electricity Generating PCL, NVDR	14,700	81,554
Home Product Center PCL, NVDR	870,500	247,398
Robinson Department Store PCL, NVDR	74,600	132,095
Siam Cement PCL (The), NVDR	7,700	106,471
Siam Commercial Bank PCL (The), NVDR	4,300	18,235

		2,010,456

Turkey - 1.1%
BIM Birlesik Magazalar A/S	22,226	308,433
Turk Telekomunikasyon A/S	79,694	119,120
Turkcell Iletisim Hizmetleri A/S	26,773	73,926

		501,479

TOTAL COMMON STOCKS (Cost $43,775,780)		41,381,164

SHORT-TERM INVESTMENT - 10.4%

INVESTMENT COMPANY - 10.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund -IM Shares, 0.41%
(Cost $4,894,016) (b)	4,894,016	4,894,016

Total Investments In Securities At Value -98.8% (Cost $48,669,796)		46,275,180

Other Assets In Excess Of Liabilities - 1.2% (c)		569,135

Net Assets - 100.0%		46,844,315

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,988,414	8.5%
Consumer Staples	7,936,117	17.0
Energy	1,157,640	2.5
Financials	6,712,274	14.4
Health Care	3,433,424	7.3
Industrials	3,428,351	7.3
Information Technology	4,315,012	9.2
Materials	537,298	1.1
Telecommunication Services	6,268,126	13.4
Utilities	3,604,508	7.7
Short-Term Investment	4,894,016	10.4

Total Investments In Securities At Value	46,275,180	98.8
Other Assets in Excess of Liabilities (c)	569,135	1.2

Net Assets	$46,844,315	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $606,404, which represents approximately 1.29% of net assets of the fund.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Includes appreciation/ (depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
114	JPMS	E-Mini MSCI Emerging Markets Index Futures	03/2017	$4,917,822	$4,895,730	$(22,092)

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$199,620	$199,620

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Investments	Shares	Value ($)
COMMON STOCKS - 88.6%

Australia - 2.1%
Aristocrat Leisure Ltd.	12,732	142,046
ASX Ltd.	891	31,920
BGP Holdings plc (3)*(a)	96,388	6,006
BHP Billiton Ltd.	14,837	265,802
Caltex Australia Ltd.	8,746	191,762
CIMIC Group Ltd.	20,165	507,374
Computershare Ltd.	2,187	19,622
Fortescue Metals Group Ltd.	57,525	240,397
Goodman Group, REIT	8,333	42,795
GPT Group (The), REIT	14,922	54,100
LendLease Group	2,927	30,758
Mirvac Group, REIT	33,659	51,690
National Australia Bank Ltd.	2,067	45,657
Newcrest Mining Ltd.	17,533	251,407
Origin Energy Ltd.	48,898	231,349
QBE Insurance Group Ltd.	15,809	141,249
Scentre Group, REIT	25,938	86,827
South32 Ltd.	205,030	403,612
Stockland, REIT	17,557	58,003
Vicinity Centres, REIT	26,832	57,864
Westfield Corp., REIT	9,064	61,286

		2,921,526

Belgium - 0.3%
Ageas	7,406	292,735
KBC Group NV	1,166	72,045
UCB SA	770	49,265

		414,045

Canada - 2.8%
Bank of Montreal (1)	3,220	231,598
Bank of Nova Scotia (The) (1)	1,712	95,326
Barrick Gold Corp. (1)	15,828	253,338
Canadian Imperial Bank of Commerce (1)	5,406	441,129
Canadian Tire Corp. Ltd., Class A (1)	1,649	171,047
CGI Group, Inc., Class A (1)*	3,208	153,967
Crescent Point Energy Corp. (1)	1,800	24,467
Dollarama, Inc. (1)	2,366	173,364
Fairfax Financial Holdings Ltd. (1)	260	125,580
Finning International, Inc. (1)	5,738	112,354
First Quantum Minerals Ltd. (1)	13,776	136,975
Great-West Lifeco, Inc. (1)	1,345	35,232
Husky Energy, Inc. (1)*	16,991	206,147
Imperial Oil Ltd. (1)	1,926	67,004
Industrial Alliance Insurance & Financial Services, Inc. (1)	8,668	344,680
Kinross Gold Corp. (1)*	40,633	126,803
Magna International, Inc. (1)	1,734	75,293
Open Text Corp. (1)	955	58,979
Power Corp. of Canada (1)	1,646	36,839
RioCan REIT (1)	2,373	47,066
Saputo, Inc. (1)	5,835	206,473
SNC-Lavalin Group, Inc. (1)	960	41,320
Sun Life Financial, Inc. (1)	1,957	75,138
Suncor Energy, Inc. (1)	6,306	206,184
Teck Resources Ltd., Class B (1)	17,533	350,882
TransCanada Corp. (1)	2,172	97,935

		3,895,120

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	462,900	259,552

Denmark - 1.0%
Danske Bank A/S	5,747	173,869
ISS A/S	5,351	180,344

Investments	Shares	Value ($)
Denmark - 1.0% (continued)
TDC A/S *	110,367	565,782
Vestas Wind Systems A/S	7,294	472,393

		1,392,388

Finland - 0.7%
Fortum OYJ	2,442	37,329
Neste OYJ	12,752	487,988
Nokia OYJ	18,004	86,350
Orion OYJ, Class B	6,016	267,302
UPM-Kymmene OYJ	6,977	170,626

		1,049,595

France - 3.4%
Arkema SA	412	40,273
Atos SE	8,401	885,445
BNP Paribas SA	15,542	989,060
Capgemini SA	2,845	239,689
Cie de Saint-Gobain	3,884	180,674
Cie Generale des Etablissements Michelin	2,457	273,117
CNP Assurances	12,266	227,035
Eiffage SA	1,457	101,482
Klepierre, REIT	1,669	65,489
Lagardere SCA	6,118	169,808
Peugeot SA *	33,563	546,647
Renault SA	464	41,211
Rexel SA	6,269	102,999
Societe Generale SA	9,936	488,720
Thales SA	2,472	239,489
Unibail-Rodamco SE, REIT	614	146,319

		4,737,457

Germany - 3.4%
Allianz SE	2,266	373,976
BASF SE	1,334	123,630
Bayer AG	4,928	513,416
Covestro AG (b)	11,492	786,600
Deutsche Post AG	10,311	338,150
Evonik Industries AG	13,586	404,983
Fresenius SE & Co. KGaA	1,365	106,485
Hannover Rueck SE	1,574	170,035
HeidelbergCement AG	2,031	189,045
HOCHTIEF AG	886	123,697
Infineon Technologies AG	5,507	95,257
Linde AG	540	88,580
METRO AG	1,978	65,743
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,154	406,843
OSRAM Licht AG	5,966	312,412
RWE AG *	23,269	288,737
Siemens AG	2,910	356,300

		4,743,889

Hong Kong - 1.4%
ASM Pacific Technology Ltd.	1,082	11,443
Cheung Kong Infrastructure Holdings Ltd.	2,749	21,834
Cheung Kong Property Holdings Ltd.	8,701	53,137
Henderson Land Development Co. Ltd.	9,000	47,700
Hong Kong Exchanges & Clearing Ltd.	5,269	123,918
Kerry Properties Ltd.	105,000	283,944
Li & Fung Ltd.	102,000	44,702
Link REIT	10,829	70,205
New World Development Co. Ltd.	206,000	217,043
NWS Holdings Ltd.	7,500	12,192
PCCW Ltd.	19,406	10,490
Sino Land Co. Ltd.	138,000	205,765
Sun Hung Kai Properties Ltd.	19,000	239,257
WH Group Ltd. (b)	66,500	53,605
Wharf Holdings Ltd. (The)	9,000	59,616

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Investments	Shares	Value ($)
Hong Kong - 1.4% (continued)
Wheelock & Co. Ltd.	41,000	230,102
Yue Yuen Industrial Holdings Ltd.	66,123	239,677

		1,924,630

Italy - 0.9%
Enel SpA	182,245	801,094
Ferrari NV	1,051	61,190
Intesa Sanpaolo SpA	28,064	71,090
Mediobanca SpA	30,938	251,962
Prysmian SpA	6,359	162,983

		1,348,319

Japan - 7.4%
Aeon Mall Co. Ltd.	700	9,837
Amada Holdings Co. Ltd.	22,500	250,663
Aozora Bank Ltd.	26,000	91,865
Asahi Kasei Corp.	7,000	60,909
Astellas Pharma, Inc.	16,800	233,072
Bandai Namco Holdings, Inc.	7,600	209,190
Brother Industries Ltd.	17,800	319,998
Chubu Electric Power Co., Inc.	8,600	119,672
Daiichi Sankyo Co. Ltd.	4,500	91,887
Daito Trust Construction Co. Ltd.	486	73,064
Daiwa House Industry Co. Ltd.	2,451	66,840
FUJIFILM Holdings Corp.	4,444	168,276
Fujitsu Ltd.	34,115	188,913
Hitachi Chemical Co. Ltd.	14,000	349,248
Hitachi Construction Machinery Co. Ltd.	3,200	69,180
Hitachi High-Technologies Corp.	11,158	448,780
Hitachi Ltd.	8,000	43,137
Hulic Co. Ltd.	1,500	13,309
Idemitsu Kosan Co. Ltd.	2,800	74,271
ITOCHU Corp.	4,800	63,556
Japan Airlines Co. Ltd.	4,000	116,723
Japan Real Estate Investment Corp., REIT	10	54,613
Japan Retail Fund Investment Corp., REIT	22	44,599
JTEKT Corp.	7,088	113,024
Kajima Corp.	12,000	82,885
Kaneka Corp.	5,000	40,670
Konami Holdings Corp.	7,600	306,723
Konica Minolta, Inc.	12,500	123,884
Kyushu Financial Group, Inc.	14,500	98,245
Mazda Motor Corp.	12,100	197,036
MEIJI Holdings Co. Ltd.	2,100	164,279
Mitsubishi Chemical Holdings Corp.	9,100	58,838
Mitsubishi Corp.	5,600	118,936
Mitsubishi Electric Corp.	18,000	250,365
Mitsubishi Estate Co. Ltd.	5,764	114,500
Mitsubishi Gas Chemical Co., Inc.	11,400	194,249
Mitsui Chemicals, Inc.	81,000	362,924
Mitsui Fudosan Co. Ltd.	4,598	106,446
Mixi, Inc.	4,200	153,040
Mizuho Financial Group, Inc.	53,300	95,649
MS&AD Insurance Group Holdings, Inc.	11,300	349,933
Nintendo Co. Ltd.	200	41,575
Nippon Building Fund, Inc., REIT	7	38,806
Nippon Express Co. Ltd.	62,000	332,895
Nippon Telegraph & Telephone Corp.	6,396	269,241
Nomura Real Estate Holdings, Inc.	1,000	16,970
NTT DOCOMO, Inc.	5,300	120,550
Obayashi Corp.	6,100	58,239
ORIX Corp.	8,190	127,471
Resona Holdings, Inc.	75,100	384,889
Sega Sammy Holdings, Inc.	5,800	86,188
Seiko Epson Corp.	11,300	238,572
Sekisui House Ltd.	2,900	48,181

Investments	Shares	Value ($)
Japan - 7.4% (continued)
Shimamura Co. Ltd.	1,100	137,151
Shinsei Bank Ltd.	36,000	60,240
Shionogi & Co. Ltd.	4,200	200,730
SoftBank Group Corp.	900	59,557
Sompo Holdings, Inc.	4,700	158,725
Sumitomo Dainippon Pharma Co. Ltd.	10,900	187,091
Sumitomo Heavy Industries Ltd.	48,000	308,216
Sumitomo Mitsui Financial Group, Inc.	7,300	278,006
Sumitomo Mitsui Trust Holdings, Inc.	4,600	164,582
Sumitomo Realty & Development Co. Ltd.	2,624	69,660
Suzuki Motor Corp.	4,400	154,479
T&D Holdings, Inc.	4,900	64,667
Taisei Corp.	10,000	69,830
Teijin Ltd.	3,400	68,699
Tokyo Tatemono Co. Ltd.	1,200	16,021
Tokyu Fudosan Holdings Corp.	2,900	17,080
Toyoda Gosei Co. Ltd.	2,400	56,014
Toyota Motor Corp.	5,000	293,142
Yokogawa Electric Corp.	5,200	75,074
Yokohama Rubber Co. Ltd. (The)	3,100	55,413

		10,351,182

Netherlands - 1.6%
ABN AMRO Group NV, CVA (b)	1,695	37,530
Aegon NV	9,963	54,733
ASML Holding NV	1,683	188,615
ING Groep NV	19,668	276,901
Koninklijke Ahold Delhaize NV	8,172	172,127
Koninklijke Philips NV	2,591	79,212
NN Group NV	16,182	547,802
Randstad Holding NV	4,681	253,558
Royal Dutch Shell plc, Class B	14,108	405,350
Wolters Kluwer NV	6,067	219,438

		2,235,266

Singapore - 0.1%
Genting Singapore plc	79,200	49,294
Sembcorp Industries Ltd.	4,477	8,780
Singapore Exchange Ltd.	4,067	20,055
Singapore Technologies Engineering Ltd.	7,003	15,554

		93,683

South Africa - 0.2%
Investec plc	15,360	100,740
Mondi plc	10,041	205,060

		305,800

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	1,253	39,542
Banco Bilbao Vizcaya Argentaria SA	9,498	64,006
Banco de Sabadell SA	27,299	37,934
Banco Santander SA	97,192	505,619
Endesa SA	34,084	720,811
Mapfre SA	17,366	52,898
Repsol SA	36,629	514,753

		1,935,563

Sweden - 1.1%
Boliden AB	15,221	395,365
Electrolux AB, Series B	15,820	391,720
Investor AB, Class B	2,204	82,121
Kinnevik AB, Class B	1,380	32,962
Skanska AB, Class B	3,292	77,508
Swedish Match AB	15,035	477,030
Telefonaktiebolaget LM Ericsson, Class B	19,539	114,518

		1,571,224

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Investments	Shares	Value ($)
Switzerland - 3.0%
ABB Ltd. *	18,254	384,096
Actelion Ltd. *	479	103,516
Adecco Group AG	6,437	420,187
Coca-Cola HBC AG *	10,198	222,064
Glencore plc *	115,264	389,464
Lonza Group AG *	1,525	263,565
Nestle SA	9,648	691,159
Novartis AG	1,587	115,412
Roche Holding AG	825	188,061
Sika AG	13	62,372
Swiss Life Holding AG *	1,264	357,053
Swiss Re AG	2,969	280,906
Syngenta AG	337	133,150
Zurich Insurance Group AG *	2,190	601,855

		4,212,860

United Kingdom - 4.5%
3i Group plc	9,545	82,568
Aberdeen Asset Management plc	29,174	92,242
Anglo American plc *	26,522	374,725
Barclays plc	63,240	173,553
Barratt Developments plc	44,619	253,664
BP plc	66,517	416,625
British Land Co. plc (The), REIT	7,594	58,933
BT Group plc	13,092	59,101
Centrica plc	46,885	135,031
Fiat Chrysler Automobiles NV	17,703	161,041
GlaxoSmithKline plc	7,039	135,209
Hammerson plc, REIT	5,915	41,686
HSBC Holdings plc	23,196	187,160
Johnson Matthey plc	970	37,954
Kingfisher plc	67,052	288,886
Land Securities Group plc, REIT	4,952	65,055
Lloyds Banking Group plc	200,259	153,774
Persimmon plc	36,399	794,140
Randgold Resources Ltd.	867	66,609
Reckitt Benckiser Group plc	1,074	90,976
Rio Tinto plc	7,349	280,570
Royal Mail plc	80,483	457,497
Sage Group plc (The)	30,509	245,934
Tate & Lyle plc	80,373	699,458
Taylor Wimpey plc	20,477	38,621
Unilever plc	5,942	240,294
William Hill plc	113,446	405,200
WPP plc	9,808	218,262

		6,254,768

United States - 53.1%
Activision Blizzard, Inc. (1)	1,600	57,776
AES Corp. (The) (1)	60,024	697,479
Aetna, Inc. (1)	2,217	274,930
Aflac, Inc. (1)	7,063	491,585
Agilent Technologies, Inc. (1)	3,326	151,533
Akamai Technologies, Inc. (1)*	3,465	231,046
Allstate Corp. (The) (1)	9,957	738,013
Alphabet, Inc., Class A (1)*	988	782,941
Alphabet, Inc., Class C (1)*	1,170	903,029
Altria Group, Inc. (1)	7,484	506,068
Amazon.com, Inc. (1)*	1,302	976,331
Ameren Corp. (1)	4,775	250,496
American Electric Power Co., Inc. (1)	6,326	398,285
American International Group, Inc. (1)	2,272	148,384
American Tower Corp., REIT (1)	2,400	253,632
Amgen, Inc. (1)	921	134,659
Anthem, Inc. (1)	2,528	363,451
Apple, Inc. (1)	20,813	2,410,562
Applied Materials, Inc. (1)	37,817	1,220,355
Archer-Daniels-Midland Co. (1)	14,749	673,292
Arrow Electronics, Inc. (1)*	4,591	327,338

Investments	Shares	Value ($)
United States - 53.1% (continued)
Assurant, Inc. (1)	1,172	108,832
AT&T, Inc. (1)	8,174	347,640
AvalonBay Communities, Inc., REIT (1)	811	143,669
Avery Dennison Corp. (1)	1,629	114,388
Axis Capital Holdings Ltd. (1)	4,872	317,995
Bank of America Corp. (1)	16,067	355,081
Baxter International, Inc. (1)	7,597	336,851
Berkshire Hathaway, Inc., Class B (1)*	4,337	706,844
Best Buy Co., Inc. (1)	10,737	458,148
Biogen, Inc. (1)*	891	252,670
Boeing Co. (The)(1)	4,167	648,719
Boston Properties, Inc., REIT (1)	709	89,178
Bunge Ltd. (1)	1,417	102,364
CA, Inc. (1)	1,943	61,729
Campbell Soup Co. (1)	1,848	111,749
Celanese Corp., Series A (1)	5,079	399,920
Celgene Corp. (1)*	1,201	139,016
Centene Corp. (1)*	780	44,078
CenterPoint Energy, Inc. (1)	8,569	211,140
CenturyLink, Inc. (1)	3,644	86,654
Chevron Corp. (1)	4,780	562,606
Cigna Corp. (1)	1,386	184,879
Cisco Systems, Inc. (1)	23,632	714,159
Citigroup, Inc. (1)	8,401	499,271
Citizens Financial Group, Inc. (1)	2,512	89,503
Citrix Systems, Inc. (1)*	1,440	128,606
Coach, Inc. (1)	5,411	189,493
Comcast Corp., Class A (1)	4,600	317,630
Comerica, Inc. (1)	1,588	108,159
Conagra Brands, Inc. (1)	7,782	307,778
Crown Castle International Corp., REIT (1)	1,397	121,218
Crown Holdings, Inc. (1)*	1,873	98,464
Cummins, Inc. (1)	3,025	413,427
Darden Restaurants, Inc. (1)	2,614	190,090
Delta Air Lines, Inc. (1)	18,973	933,282
Dick’s Sporting Goods, Inc. (1)	6,952	369,151
Discover Financial Services (1)	3,066	221,028
DR Horton, Inc. (1)	9,458	258,487
Eastman Chemical Co. (1)	5,273	396,582
Eaton Corp. plc (1)	2,845	190,871
eBay, Inc. (1)*	21,560	640,116
EI du Pont de Nemours & Co. (1)	3,282	240,899
Electronic Arts, Inc. (1)*	762	60,015
Entergy Corp. (1)	5,434	399,236
Equinix, Inc., REIT (1)	445	159,047
Equity Residential, REIT (1)	2,048	131,809
Essex Property Trust, Inc., REIT (1)	422	98,115
Everest Re Group Ltd. (1)	178	38,519
Exelon Corp. (1)	4,307	152,855
Exxon Mobil Corp. (1)	12,317	1,111,732
F5 Networks, Inc. (1)*	417	60,348
Facebook, Inc., Class A (1)*	8,221	945,826
FirstEnergy Corp. (1)	18,511	573,286
Flex Ltd. (1)*	18,917	271,837
Foot Locker, Inc. (1)	2,711	192,183
Ford Motor Co. (1)	5,005	60,711
Freeport-McMoRan, Inc. (1)*	8,841	116,613
General Dynamics Corp. (1)	2,378	410,585
General Electric Co. (1)	4,696	148,394
General Growth Properties, Inc., REIT (1)	3,709	92,651
General Motors Co. (1)	13,468	469,225
Gilead Sciences, Inc. (1)	8,835	632,674
H&R Block, Inc. (1)	8,223	189,047

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Investments	Shares	Value ($)
United States - 53.1% (continued)
Hartford Financial Services Group, Inc. (The) (1)	797	37,977
HCP, Inc., REIT (1)	2,772	82,384
Hewlett Packard Enterprise Co. (1)	60,497	1,399,901
Home Depot, Inc. (The) (1)	2,781	372,876
Host Hotels & Resorts, Inc., REIT (1)	5,400	101,736
HP, Inc. (1)	64,305	954,286
Humana, Inc. (1)	327	66,718
Ingersoll-Rand plc (1)	4,566	342,633
Ingredion, Inc. (1)	4,857	606,931
Intel Corp. (1)	22,298	808,748
International Business Machines Corp. (1)	1,869	310,235
International Paper Co. (1)	3,564	189,106
Interpublic Group of Cos., Inc. (The) (1)	2,844	66,578
Intuit, Inc. (1)	585	67,047
Jacobs Engineering Group, Inc. (1)*	4,228	240,996
Johnson & Johnson (1)	10,628	1,224,452
JPMorgan Chase & Co. (1)	10,057	867,819
KeyCorp. (1)	12,773	233,363
Kimberly-Clark Corp. (1)	1,950	222,534
Kimco Realty Corp., REIT (1)	3,800	95,608
Kinder Morgan, Inc. (1)	18,364	380,318
KLA-Tencor Corp. (1)	3,889	305,986
Kohl’s Corp. (1)	861	42,516
L-3 Communications Holdings, Inc. (1)	3,992	607,223
Las Vegas Sands Corp. (1)	10,116	540,296
Lear Corp. (1)	4,048	535,834
Level 3 Communications, Inc. (1)*	2,057	115,933
Lincoln National Corp. (1)	5,670	375,751
Lowe’s Cos., Inc. (1)	1,901	135,199
LyondellBasell Industries NV, Class A (1)	5,290	453,776
Macy’s, Inc. (1)	4,419	158,244
Mallinckrodt plc (1)*	6,178	307,788
ManpowerGroup, Inc. (1)	4,993	443,728
Marathon Petroleum Corp. (1)	6,889	346,861
Marvell Technology Group Ltd. (1)	25,058	347,554
Masco Corp. (1)	4,872	154,053
Maxim Integrated Products, Inc. (1)	12,215	471,133
McKesson Corp. (1)	1,472	206,742
Merck & Co., Inc. (1)	14,374	846,197
Michael Kors Holdings Ltd. (1)*	12,850	552,293
Micron Technology, Inc. (1)*	8,326	182,506
Microsoft Corp. (1)	31,431	1,953,122
Monsanto Co. (1)	1,679	176,648
Morgan Stanley (1)	2,933	123,919
NetApp, Inc. (1)	7,846	276,728
Newmont Mining Corp. (1)	9,561	325,743
Northrop Grumman Corp. (1)	3,952	919,156
Nucor Corp. (1)	3,609	214,808
Oracle Corp. (1)	6,415	246,657
Parker-Hannifin Corp. (1)	1,605	224,700
PepsiCo, Inc. (1)	3,814	399,059
Pfizer, Inc. (1)	20,079	652,166
PG&E Corp. (1)	1,764	107,198
Phillips 66 (1)	2,710	234,171
Pinnacle West Capital Corp. (1)	3,444	268,735
PNC Financial Services Group, Inc. (The) (1)	16,227	1,897,910
Procter & Gamble Co. (The) (1)	8,297	697,612
Progressive Corp. (The) (1)	6,737	239,163
Prologis, Inc., REIT (1)	2,980	157,314
Public Service Enterprise Group, Inc. (1)	10,571	463,855
Public Storage, REIT (1)	654	146,169

Investments	Shares	Value ($)
United States - 53.1% (continued)
PVH Corp. (1)	5,340	481,882
QUALCOMM, Inc. (1)	14,672	956,614
Quest Diagnostics, Inc. (1)	2,013	184,995
Raytheon Co. (1)	4,215	598,530
Regions Financial Corp. (1)	7,384	106,034
Republic Services, Inc. (1)	3,136	178,909
Reynolds American, Inc. (1)	3,275	183,531
Rite Aid Corp. (1)*	3,658	30,142
Ross Stores, Inc. (1)	651	42,706
Shire plc	3,495	199,562
Simon Property Group, Inc., REIT (1)	1,352	240,210
Southwest Airlines Co. (1)	15,379	766,489
Southwestern Energy Co. (1)*	6,418	69,443
Sprint Corp. (1)*	12,538	105,570
St Jude Medical, Inc. (1)	2,459	197,187
Staples, Inc. (1)	11,164	101,034
SunTrust Banks, Inc. (1)	18,064	990,810
Synchrony Financial (1)	13,471	488,593
Synopsys, Inc. (1)*	3,460	203,656
Tesoro Corp. (1)	5,784	505,811
Texas Instruments, Inc. (1)	6,221	453,946
Textron, Inc. (1)	1,544	74,977
Time Warner, Inc. (1)	3,000	289,590
TJX Cos., Inc. (The) (1)	1,779	133,656
Travelers Cos., Inc. (The) (1)	4,849	593,615
Tyson Foods, Inc., Class A (1)	11,822	729,181
UGI Corp. (1)	19,557	901,187
Union Pacific Corp. (1)	1,305	135,302
United Continental Holdings, Inc. (1)*	14,037	1,023,017
United Technologies Corp. (1)	3,426	375,558
United Therapeutics Corp. (1)*	460	65,978
UnitedHealth Group, Inc. (1)	8,898	1,424,036
Universal Health Services, Inc., Class B (1)	568	60,424
Unum Group (1)	8,831	387,946
US Bancorp (1)	746	38,322
Valeant Pharmaceuticals International, Inc. (1)*	1,474	21,375
Valero Energy Corp. (1)	9,575	654,164
Ventas, Inc., REIT (1)	2,800	175,056
Verizon Communications, Inc. (1)	13,653	728,797
Vornado Realty Trust, REIT (1)	729	76,086
Wal-Mart Stores, Inc. (1)	13,132	907,684
Waste Management, Inc. (1)	8,251	585,078
Wells Fargo & Co. (1)	23,609	1,301,092
Welltower, Inc., REIT (1)	1,800	120,474
WestRock Co. (1)	1,148	58,284
Weyerhaeuser Co., REIT (1)	3,285	98,846
Williams Cos., Inc. (The) (1)	1,375	42,817
Xerox Corp. (1)	20,930	182,719
Xilinx, Inc. (1)	1,915	115,609

		74,431,473

TOTAL COMMON STOCKS (Cost $106,991,462)		124,078,340

PREFERRED STOCK - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE
(Cost $69,853)	865	46,987

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 5.6%

INVESTMENT COMPANIES - 5.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41% (d)(e)	7,668,775	7,668,775
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.37% (d)(e)	120,000	120,000

TOTAL SHORT-TERM INVESTMENTS (Cost $7,788,775)		7,788,775

Total Investments In Securities At Value - 94.2% (Cost $114,850,090)		131,914,102

Other Assets In Excess Of Liabilities - 5.8% (f)		8,153,998

Net Assets - 100.0%		140,068,100

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,945,911	9.2%
Consumer Staples	8,561,133	6.1
Energy	6,831,758	4.9
Financials	22,373,856	16.0
Health Care	10,427,370	7.4
Industrials	16,709,224	11.9
Information Technology	22,259,922	15.9
Materials	9,698,992	6.9
Real Estate	5,299,585	3.8
Telecommunication Services	2,469,315	1.8
Utilities	6,548,261	4.7
Short-Term Investments	7,788,775	5.6

Total Investments In Securities At Value	131,914,102	94.2
Other Assets in Excess of Liabilities (f)	8,153,998	5.8

Net Assets	$140,068,100	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 12/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 12/31/2016 amounted to $6,006, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $877,735, which represents approximately 0.63% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 12/31/2016.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of December 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index January Futures	01/2017	HKD	24,854,224	$51,845
GSIN	Swiss Market Index March Futures	03/2017	CHF	(163,311)	(147)

					$51,698

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
90	BARC	CAC40 Index Futures	01/2017	$4,531,595	$4,607,133	$75,538
43	BARC	DAX Index Futures	03/2017	12,748,728	12,973,780	225,052
102	BARC	FTSE 100 Index Futures	03/2017	8,655,074	8,862,188	207,114
23	BARC	Hang Seng Index Futures	01/2017	3,200,662	3,256,987	56,325
12	BARC	MSCI Singapore Index Futures	01/2017	266,206	265,000	(1,206)
104	BARC	TOPIX Index Futures	03/2017	13,368,874	13,507,764	138,890

				42,771,139	43,472,852	701,713

Short Contracts:
41	BARC	Amsterdam Index Futures	01/2017	$(4,079,801)	$(4,169,989)	$(90,188)
25	BARC	IBEX 35 Index Futures	01/2017	(2,426,963)	(2,450,938)	(23,975)
103	BARC	OMXS30 Index Futures	01/2017	(1,743,909)	(1,717,307)	26,602
45	BARC	S&P 500 E-Mini Futures	03/2017	(5,090,361)	(5,031,450)	58,911
30	BARC	S&P/Toronto Stock Exchange 60 Index Futures	03/2017	(4,006,623)	(4,008,044)	(1,421)
161	BARC	SPI 200 Index Futures	03/2017	(16,077,740)	(16,356,034)	(278,294)

				(33,425,397)	(33,733,762)	(308,365)

				$9,345,742	$9,739,090	$393,348

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of December 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/15/17	CITG	AUD	1,688,400	$1,253,523	$1,216,343	$(37,180)
Australian Dollar, Expiring 03/15/17	JPMC	AUD	2,397,600	1,779,293	1,727,259	(52,034)
Canadian Dollar, Expiring 03/15/17	CITG	CAD	3,966,400	2,959,149	2,956,607	(2,542)
Canadian Dollar, Expiring 03/15/17	JPMC	CAD	5,856,600	4,370,131	4,365,585	(4,546)
Swiss Franc, Expiring 03/15/17	CITG	CHF	304,000	299,900	299,859	(41)
Danish Krone, Expiring 03/15/17	CITG	DKK	914,800	130,437	130,028	(409)
Danish Krone, Expiring 03/15/17	JPMC	DKK	418,200	60,640	59,442	(1,198)
Euro, Expiring 03/15/17	CITG	EUR	1,792,800	1,869,445	1,893,842	24,397
Euro, Expiring 03/15/17	JPMC	EUR	1,717,200	1,787,288	1,813,981	26,693
British Pound, Expiring 03/15/17	CITG	GBP	1,174,199	1,468,429	1,449,611	(18,818)
British Pound, Expiring 03/15/17	JPMC	GBP	1,471,798	1,847,802	1,817,013	(30,789)
Hong Kong Dollar, Expiring 03/15/17	CITG	HKD	85,800	11,059	11,068	9
Hong Kong Dollar, Expiring 03/15/17	JPMC	HKD	49,200	6,343	6,346	3
Israeli Shekel, Expiring 03/15/17	CITG	ILS	537,200	141,422	139,733	(1,689)
Israeli Shekel, Expiring 03/15/17	JPMC	ILS	805,799	212,132	209,598	(2,534)
Japanese Yen, Expiring 03/15/17	CITG	JPY	1,057,332,800	9,277,803	9,078,318	(199,485)
Japanese Yen, Expiring 03/15/17	JPMC	JPY	1,525,957,200	13,404,656	13,101,953	(302,703)
Norwegian Krone, Expiring 03/15/17	CITG	NOK	36,627,801	4,298,544	4,243,583	(54,961)
Norwegian Krone, Expiring 03/15/17	JPMC	NOK	50,365,200	5,922,823	5,835,153	(87,670)
New Zealand Dollar, Expiring 03/15/17	CITG	NZD	2,962,401	2,104,554	2,053,655	(50,899)
New Zealand Dollar, Expiring 03/15/17	JPMC	NZD	4,443,600	3,156,798	3,080,481	(76,317)
Swedish Krona, Expiring 03/15/17	CITG	SEK	2,144,000	235,503	236,310	807
Singapore Dollar, Expiring 03/15/17	CITG	SGD	193,400	135,729	133,503	(2,226)
Singapore Dollar, Expiring 03/15/17	JPMC	SGD	240,600	168,921	166,083	(2,838)

				$56,902,324	$56,025,354	$(876,970)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/15/17	CITG	AUD	(99,000)	$(71,008)	$(71,321)	$(313)
Canadian Dollar, Expiring 03/15/17	CITG	CAD	(2,750,201)	(2,066,959)	(2,050,035)	16,924
Canadian Dollar, Expiring 03/15/17	JPMC	CAD	(4,060,801)	(3,051,278)	(3,026,974)	24,304
Swiss Franc, Expiring 03/15/17	CITG	CHF	(4,688,600)	(4,627,048)	(4,624,745)	2,303
Swiss Franc, Expiring 03/15/17	JPMC	CHF	(7,031,400)	(6,938,996)	(6,935,634)	3,362
Danish Krone, Expiring 03/15/17	CITG	DKK	(2,820,800)	(406,510)	(400,942)	5,568
Danish Krone, Expiring 03/15/17	JPMC	DKK	(2,272,200)	(329,584)	(322,966)	6,618
Euro, Expiring 03/15/17	CITG	EUR	(3,504,200)	(3,754,679)	(3,701,696)	52,983
Euro, Expiring 03/15/17	JPMC	EUR	(5,251,800)	(5,626,535)	(5,547,791)	78,744
British Pound, Expiring 03/15/17	CITG	GBP	(524,000)	(656,514)	(646,906)	9,608
British Pound, Expiring 03/15/17	JPMC	GBP	(621,000)	(775,077)	(766,658)	8,419
Hong Kong Dollar, Expiring 03/15/17	CITG	HKD	(1,227,000)	(158,261)	(158,274)	(13)
Hong Kong Dollar, Expiring 03/15/17	JPMC	HKD	(1,074,000)	(138,587)	(138,539)	48
Israeli Shekel, Expiring 03/15/17	CITG	ILS	(18,600)	(4,850)	(4,839)	11
Israeli Shekel, Expiring 03/15/17	JPMC	ILS	(14,400)	(3,748)	(3,746)	2
Japanese Yen, Expiring 03/15/17	CITG	JPY	(146,187,000)	(1,244,793)	(1,255,170)	(10,377)
Japanese Yen, Expiring 03/15/17	JPMC	JPY	(204,840,000)	(1,741,279)	(1,758,768)	(17,489)
Swedish Krona, Expiring 03/15/17	CITG	SEK	(37,757,201)	(4,146,737)	(4,161,564)	(14,827)
Swedish Krona, Expiring 03/15/17	JPMC	SEK	(56,632,800)	(6,219,417)	(6,242,016)	(22,599)
Singapore Dollar, Expiring 03/15/17	CITG	SGD	(32,200)	(22,540)	(22,227)	313
Singapore Dollar, Expiring 03/15/17	JPMC	SGD	(1,800)	(1,243)	(1,243)	—

				(41,985,643)	(41,842,054)	143,589

				$14,916,681	$14,183,300	$(733,381)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December 31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$3,917,142	$3,917,142

CITG
Investment Companies	280,024	—	280,024

GSIN
Investment Companies	120,000	—	120,000

JPMC
Cash	1,420,000	—	1,420,000

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Investments	Shares	Value ($)
COMMON STOCKS - 89.1%

Australia - 5.9%
Aristocrat Leisure Ltd.	68,106	759,831
ASX Ltd.	5,022	179,913
Australia & New Zealand Banking Group Ltd.	145,795	3,191,623
Bendigo & Adelaide Bank Ltd.	66,723	610,366
BGP Holdings plc (3)*(a)	143,427	8,937
BHP Billiton Ltd.	92,900	1,664,287
Caltex Australia Ltd.	56,255	1,233,428
CIMIC Group Ltd.	123,343	3,103,449
Cochlear Ltd.	2,400	211,825
Computershare Ltd.	7,538	67,632
Dexus Property Group, REIT	23,093	160,201
Flight Centre Travel Group Ltd.	6,815	153,587
Fortescue Metals Group Ltd.	400,385	1,673,210
Goodman Group, REIT	54,028	277,468
GPT Group (The), REIT	55,477	201,134
Harvey Norman Holdings Ltd.	123,166	456,360
LendLease Group	24,576	258,258
Mirvac Group, REIT	104,753	160,868
National Australia Bank Ltd.	83,771	1,850,375
Newcrest Mining Ltd.	157,664	2,260,753
Origin Energy Ltd.	127,593	603,675
QBE Insurance Group Ltd.	166,129	1,484,321
Scentre Group, REIT	147,628	494,182
South32 Ltd.	1,092,597	2,150,834
Stockland, REIT	62,453	206,325
Suncorp Group Ltd.	23,033	224,275
Vicinity Centres, REIT	94,695	204,211
Westfield Corp., REIT	57,863	391,237

		24,242,565

Belgium - 1.4%
Ageas	72,573	2,868,578
Groupe Bruxelles Lambert SA	1,290	108,079
KBC Group NV	6,978	431,155
Proximus SADP	32,227	926,423
UCB SA	5,811	371,793
Umicore SA	16,135	917,943

		5,623,971

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	1,730,100	970,083

Denmark - 2.0%
Danske Bank A/S	30,952	936,414
ISS A/S	31,359	1,056,890
TDC A/S*	332,393	1,703,970
Vestas Wind Systems A/S	66,543	4,309,630
William Demant Holding A/S *	6,350	110,296

		8,117,200

Finland - 1.3%
Neste OYJ	57,014	2,181,786
Nokia OYJ	154,752	742,216
Orion OYJ, Class B	37,323	1,658,329
UPM-Kymmene OYJ	31,232	763,796

		5,346,127

Investments	Shares	Value ($)
France - 9.2%
Arkema SA	13,019	1,272,616
Atos SE	50,085	5,278,838
BNP Paribas SA	87,722	5,582,443
Capgemini SA	28,568	2,406,829
Cie de Saint-Gobain	28,497	1,325,606
Cie Generale des Etablissements Michelin	18,858	2,096,233
CNP Assurances	45,517	842,489
Eiffage SA	6,112	425,710
Klepierre, REIT	3,302	129,566
Lagardere SCA	42,424	1,177,497
Orange SA	43,689	662,499
Peugeot SA*	157,419	2,563,911
Renault SA	8,474	752,634
Rexel SA	29,255	480,656
Sanofi	21,773	1,760,677
Schneider Electric SE	1,683	116,915
SCOR SE	16,321	563,250
Societe Generale SA	55,762	2,742,755
Sodexo SA	7,325	841,007
Thales SA	31,643	3,065,597
TOTAL SA	23,737	1,217,520
Unibail-Rodamco SE, REIT	3,742	891,736
Valeo SA	14,042	806,120
Veolia Environnement SA	6,505	110,532
Vinci SA	9,088	618,208

		37,731,844

Germany - 8.7%
Allianz SE	12,199	2,013,297
BASF SE	13,245	1,227,499
Bayer AG	46,286	4,822,235
Covestro AG (b)	37,737	2,583,009
Deutsche Post AG	39,932	1,309,571
Deutsche Wohnen AG	9,934	311,595
Evonik Industries AG	66,548	1,983,717
Fresenius SE & Co. KGaA	10,315	804,681
Hannover Rueck SE	17,710	1,913,165
HeidelbergCement AG	13,543	1,260,582
HOCHTIEF AG	1,542	215,283
Infineon Technologies AG	30,967	535,651
LANXESS AG	4,039	264,487
Linde AG	5,612	920,579
METRO AG	20,756	689,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,406	2,532,097
OSRAM Licht AG	74,435	3,897,816
RWE AG *	171,845	2,132,365
SAP SE	8,678	750,691
Siemens AG	42,381	5,189,127
Vonovia SE	7,064	229,349

		35,586,666

Hong Kong - 2.8%
ASM Pacific Technology Ltd.	6,904	73,013
Cheung Kong Infrastructure Holdings Ltd.	17,827	141,589

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Investments	Shares	Value ($)
Hong Kong - 2.8% (continued)
Cheung Kong Property Holdings Ltd.	96,962	592,146
CLP Holdings Ltd.	53,000	486,057
Hong Kong Exchanges & Clearing Ltd.	32,254	758,562
Hutchison Port Holdings Trust, Class U (1)	254,900	114,705
Kerry Properties Ltd.	427,000	1,154,705
Li & Fung Ltd.	802,000	351,484
Link REIT	67,882	440,084
New World Development Co. Ltd.	1,452,896	1,530,782
NWS Holdings Ltd.	42,000	68,274
PCCW Ltd.	64,000	34,597
Sino Land Co. Ltd.	670,000	999,002
Sun Hung Kai Properties Ltd.	99,000	1,246,656
WH Group Ltd. (b)	1,033,000	832,698
Wharf Holdings Ltd. (The)	80,000	529,918
Wheelock & Co. Ltd.	152,000	853,061
Yue Yuen Industrial Holdings Ltd.	383,609	1,390,471

		11,597,804

Italy - 2.0%
Enel SpA	904,628	3,976,472
Ferrari NV	7,428	432,461
Intesa Sanpaolo SpA	43,840	111,053
Leonardo-Finmeccanica SpA *	11,464	160,556
Mediobanca SpA	135,284	1,101,765
Prysmian SpA	77,310	1,981,481
Snam SpA	49,895	205,211
UniCredit SpA	41,314	118,643

		8,087,642

Japan - 21.5%
Ajinomoto Co., Inc.	24,000	482,942
Alfresa Holdings Corp.	7,700	127,181
Amada Holdings Co. Ltd.	160,600	1,789,176
Aozora Bank Ltd.	119,000	420,458
Asahi Kasei Corp.	55,000	478,570
Astellas Pharma, Inc.	242,100	3,358,739
Bandai Namco Holdings, Inc.	68,600	1,888,212
Brother Industries Ltd.	81,300	1,461,564
Chubu Electric Power Co., Inc.	13,500	187,858
Daiichi Sankyo Co. Ltd.	78,200	1,596,784
Daikin Industries Ltd.	8,400	769,515
Daito Trust Construction Co. Ltd.	2,487	373,890
Daiwa House Industry Co. Ltd.	8,395	228,935
Fuji Heavy Industries Ltd.	21,621	880,935
FUJIFILM Holdings Corp.	22,043	834,676
Fujitsu Ltd.	238,000	1,317,937
Fukuoka Financial Group, Inc.	32,000	141,919
Hitachi Chemical Co. Ltd.	83,100	2,073,037
Hitachi Construction Machinery Co. Ltd.	34,600	748,014
Hitachi High-Technologies Corp.	66,100	2,658,571
Hoya Corp.	10,500	440,259
Hulic Co. Ltd.	8,000	70,979
Idemitsu Kosan Co. Ltd.	32,500	862,073
ITOCHU Corp.	25,100	332,343
Japan Real Estate Investment Corp., REIT	41	223,913

Investments	Shares	Value ($)
Japan - 21.5% (continued)
Japan Retail Fund Investment Corp., REIT	73	147,987
Japan Tobacco, Inc.	15,000	492,355
JTEKT Corp.	73,870	1,177,916
Kajima Corp.	133,000	918,647
Kaneka Corp.	66,000	536,839
Kao Corp.	10,900	515,950
Konami Holdings Corp.	66,900	2,699,968
Konica Minolta, Inc.	54,200	537,160
Kyocera Corp.	14,600	723,876
Kyushu Financial Group, Inc.	30,000	203,265
Mazda Motor Corp.	109,800	1,787,981
MEIJI Holdings Co. Ltd.	23,500	1,838,365
Mitsubishi Chemical Holdings Corp.	150,000	969,849
Mitsubishi Corp.	35,600	756,096
Mitsubishi Electric Corp.	117,000	1,627,372
Mitsubishi Estate Co. Ltd.	38,020	755,255
Mitsubishi Gas Chemical Co., Inc.	96,100	1,637,489
Mitsubishi Tanabe Pharma Corp.	9,800	191,883
Mitsubishi UFJ Financial Group, Inc.	142,491	878,788
Mitsui Chemicals, Inc.	710,000	3,181,184
Mitsui Fudosan Co. Ltd.	29,205	676,111
Mixi, Inc.	41,800	1,523,110
Mizuho Financial Group, Inc.	642,900	1,153,706
MS&AD Insurance Group Holdings, Inc.	73,900	2,288,503
Nexon Co. Ltd.	39,700	573,712
NH Foods Ltd.	4,000	107,906
Nikon Corp.	19,300	299,738
Nintendo Co. Ltd.	1,300	270,238
Nippon Building Fund, Inc., REIT	41	227,291
Nippon Express Co. Ltd.	318,000	1,707,428
Nippon Telegraph & Telephone Corp.	47,638	2,005,329
Nissan Motor Co. Ltd.	19,400	194,604
Nomura Real Estate Holdings, Inc.	3,900	66,183
NSK Ltd.	19,300	222,905
NTT Data Corp.	9,200	444,467
NTT DOCOMO, Inc.	39,500	898,438
Obayashi Corp.	102,300	976,694
Resona Holdings, Inc.	485,700	2,489,221
Sega Sammy Holdings, Inc.	43,800	650,870
Seiko Epson Corp.	85,100	1,796,680
Sekisui House Ltd.	15,600	259,183
Shimamura Co. Ltd.	8,600	1,072,272
Shin-Etsu Chemical Co. Ltd.	5,500	425,639
Shinsei Bank Ltd.	59,000	98,727
Shionogi & Co. Ltd.	45,000	2,150,683
SoftBank Group Corp.	23,500	1,555,090
Sompo Holdings, Inc.	18,900	638,278
Sony Corp.	14,200	396,776
Sumitomo Chemical Co. Ltd.	86,000	407,668
Sumitomo Dainippon Pharma Co. Ltd.	83,500	1,433,221
Sumitomo Electric Industries Ltd.	18,200	262,068
Sumitomo Heavy Industries Ltd.	311,000	1,996,980
Sumitomo Mitsui Financial Group, Inc.	68,236	2,598,630
Sumitomo Mitsui Trust Holdings, Inc.	41,300	1,477,661

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Investments	Shares	Value ($)
Japan - 21.5% (continued)
Sumitomo Realty & Development Co. Ltd.	12,261	325,497
Suzuken Co. Ltd.	6,140	200,548
Suzuki Motor Corp.	31,500	1,105,930
T&D Holdings, Inc.	9,900	130,654
Taiheiyo Cement Corp.	42,000	132,411
Taisei Corp.	99,000	691,314
TDK Corp.	14,400	987,383
Teijin Ltd.	52,600	1,062,820
Terumo Corp.	11,200	412,892
Tokyo Electron Ltd.	4,500	423,222
Tokyu Fudosan Holdings Corp.	12,883	75,875
Toppan Printing Co. Ltd.	20,000	190,704
Toyo Suisan Kaisha Ltd.	4,400	159,189
Toyota Motor Corp.	39,078	2,291,081
Yamaha Corp.	14,200	432,995
Yokogawa Electric Corp.	36,800	531,295
Yokohama Rubber Co. Ltd. (The)	7,500	134,064

		87,960,589

Netherlands - 4.4%
ASML Holding NV	9,553	1,070,609
ING Groep NV	120,945	1,702,755
Koninklijke Ahold Delhaize NV	86,022	1,811,881
Koninklijke DSM NV	16,382	981,728
Koninklijke Philips NV	18,015	550,753
Koninklijke Vopak NV	6,051	285,486
NN Group NV	94,247	3,190,500
Randstad Holding NV	19,180	1,038,934
Royal Dutch Shell plc, Class A	45,854	1,265,733
Royal Dutch Shell plc, Class B	113,163	3,251,389
Wolters Kluwer NV	76,762	2,776,416

		17,926,184

Singapore - 0.4%
Ascendas REIT	102,137	159,685
CapitaLand Commercial Trust, REIT	121,300	123,577
CapitaLand Mall Trust, REIT	120,594	156,417
ComfortDelGro Corp. Ltd.	91,900	156,163
Genting Singapore plc	531,800	330,992
Sembcorp Industries Ltd.	29,317	57,493
Singapore Airlines Ltd.	30,500	203,188
Singapore Exchange Ltd.	25,572	126,101
Singapore Technologies Engineering Ltd.	45,565	101,204
StarHub Ltd.	62,900	121,765
Wilmar International Ltd.	89,400	220,859

		1,757,444

South Africa - 0.7%
Investec plc	185,962	1,219,650
Mondi plc	78,320	1,599,471

		2,819,121

Spain - 3.2%
ACS Actividades de Construccion y Servicios SA	37,694	1,189,531
Aena SA (b)	2,588	352,592
Banco Bilbao Vizcaya Argentaria SA	51,536	347,297
Banco Santander SA	561,712	2,922,177
Endesa SA	177,791	3,759,938
Iberdrola SA	70,764	463,354

Investments	Shares	Value ($)
Spain - 3.2% (continued)
Mapfre SA	283,863	864,675
Repsol SA	239,092	3,359,994

		13,259,558

Sweden - 2.8%
Boliden AB	136,155	3,536,626
Electrolux AB, Series B	71,969	1,782,027
Investor AB, Class B	9,454	352,257
Skanska AB, Class B	26,824	631,555
Svenska Cellulosa AB SCA, Class B	55,587	1,564,581
Swedish Match AB	91,825	2,913,423
Telefonaktiebolaget LM Ericsson, Class B	83,473	489,233

		11,269,702

Switzerland - 8.9%
ABB Ltd. *	160,796	3,383,425
Actelion Ltd. *	2,873	620,880
Adecco Group AG	18,082	1,180,335
Aryzta AG *	2,860	125,772
Coca-Cola HBC AG *	56,560	1,231,609
Geberit AG	1,263	505,651
Glencore plc *	622,906	2,104,728
Lonza Group AG *	21,691	3,748,838
Nestle SA	74,239	5,318,303
Novartis AG	33,160	2,411,511
Partners Group Holding AG	2,858	1,337,938
Roche Holding AG	18,200	4,148,737
Sika AG	227	1,089,114
Swiss Life Holding AG *	6,575	1,857,299
Swiss Re AG	21,160	2,002,009
Syngenta AG	2,535	1,001,586
Wolseley plc	3,330	203,284
Zurich Insurance Group AG *	15,461	4,248,989

		36,520,008

United Kingdom - 13.3%
3i Group plc	29,271	253,206
Aberdeen Asset Management plc	141,470	447,298
Anglo American plc *	150,692	2,129,104
Ashtead Group plc	13,518	262,795
Barclays plc	555,136	1,523,486
Barratt Developments plc	320,515	1,822,164
BP plc	704,596	4,413,187
British American Tobacco plc	15,531	880,226
British Land Co. plc (The), REIT	28,168	218,598
BT Group plc	312,885	1,412,457
Compass Group plc	10,331	190,933
Diageo plc	19,536	506,956
Direct Line Insurance Group plc	86,999	395,946
Dixons Carphone plc	93,475	408,251
Fiat Chrysler Automobiles NV	158,470	1,441,574
GlaxoSmithKline plc	207,071	3,977,524
Hammerson plc, REIT	24,134	170,086
HSBC Holdings plc	469,975	3,792,047
Imperial Brands plc	67,810	2,955,196
InterContinental Hotels Group plc	4,415	197,413
Johnson Matthey plc	28,715	1,123,539
Kingfisher plc	301,557	1,299,225
Land Securities Group plc, REIT	22,984	301,944
Lloyds Banking Group plc	2,271,717	1,744,401

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Investments	Shares	Value ($)
United Kingdom - 13.3% (continued)
London Stock Exchange Group plc	8,751	312,771
NEX Group plc	10,779	61,707
Persimmon plc	203,535	4,440,654
Randgold Resources Ltd.	1,836	141,055
Reckitt Benckiser Group plc	20,964	1,775,818
RELX plc	31,122	554,610
Rio Tinto Ltd.	12,593	539,498
Rio Tinto plc	10,130	386,743
Royal Mail plc	422,011	2,398,875
Sage Group plc (The)	265,486	2,140,090
Sky plc	35,934	438,069
Tate & Lyle plc	239,610	2,085,241
Taylor Wimpey plc	779,027	1,469,310
TP ICAP plc	8,809	46,848
Unilever plc	37,592	1,520,215
William Hill plc	530,623	1,895,251
Wm Morrison Supermarkets plc	103,970	295,304
WPP plc	82,356	1,832,703

		54,202,318

United States - 0.4%
Shire plc	25,194	1,438,558

TOTAL COMMON STOCKS (Cost $349,832,629)		364,457,384

PREFERRED STOCK - 0.0% (c)

Germany - 0.0% (c)
Porsche Automobil Holding SE (Cost $353,525)	4,664	253,348

SHORT-TERM INVESTMENTS - 7.2%

INVESTMENT COMPANIES - 7.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41% (d)(e)	22,820,993	22,820,993
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.37% (d)(e)	6,452,839	6,452,839

TOTAL SHORT-TERM INVESTMENTS (Cost $29,273,832)		29,273,832

Total Investments In Securities At Value - 96.3% (Cost $379,459,986)		393,984,564

Other Assets In Excess Of Liabilities - 3.7% (f)		14,951,259

Net Assets - 100.0%		408,935,823

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$41,240,216	10.1%
Consumer Staples	28,324,660	6.9
Energy	18,879,481	4.6
Financials	71,442,723	17.4
Health Care	35,998,076	8.8
Industrials	57,861,465	14.1
Information Technology	30,338,660	7.4
Materials	44,482,011	10.9
Real Estate	15,564,707	3.8
Telecommunication Services	9,320,569	2.3
Utilities	11,258,164	2.8
Short-Term Investments	29,273,832	7.2

Total Investments In Securities At Value	393,984,564	96.3
Other Assets in Excess of Liabilities (f)	14,951,259	3.7

Net Assets	$408,935,823	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

*	Non-income producing security.
(a)	Security fair valued as of 12/31/2016 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 12/31/2016 amounted to $8,937, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $3,768,299, which represents approximately 0.92% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 12/31/2016.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	Includes appreciation/ (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Total return swap contracts outstanding as of December 31, 2016:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index January Futures	01/2017	HKD	44,306,024	$92,334
GSIN	Swiss Market Index March Futures	03/2017	CHF	(25,468,070)	(590,456)

					$(498,122)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Open futures contracts outstanding at December 31, 2016:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
157	BARC	CAC40 Index Futures	01/2017	$7,894,490	$8,036,888	$142,398
126	BARC	DAX Index Futures	03/2017	37,362,670	38,016,191	653,521
89	BARC	FTSE 100 Index Futures	03/2017	7,561,433	7,732,694	171,261
102	BARC	Hang Seng Index Futures	01/2017	14,213,630	14,444,025	230,395
101	BARC	MSCI Singapore Index Futures	01/2017	2,240,980	2,230,418	(10,562)
351	BARC	TOPIX Index Futures	03/2017	45,133,158	45,588,706	455,548

				114,406,361	116,048,922	1,642,561

Short Contracts:
116	BARC	Amsterdam Index Futures	01/2017	$(11,540,759)	$(11,798,017)	$(257,258)
113	BARC	IBEX 35 Index Futures	01/2017	(10,950,012)	(11,078,238)	(128,226)
624	BARC	OMXS30 Index Futures	01/2017	(10,560,926)	(10,403,881)	157,045
227	BARC	SPI 200 Index Futures	03/2017	(22,606,395)	(23,060,992)	(454,597)

				(55,658,092)	(56,341,128)	(683,036)

				$58,748,269	$59,707,794	$959,525

Forward foreign currency exchange contracts outstanding as of December 31, 2016:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/15/17	CITG	AUD	4,999,200	$3,721,308	$3,601,481	$(119,827)
Australian Dollar, Expiring 03/15/17	JPMC	AUD	6,589,800	4,901,991	4,747,369	(154,622)
Swiss Franc, Expiring 03/15/17	CITG	CHF	1,240,000	1,227,613	1,223,112	(4,501)
Danish Krone, Expiring 03/15/17	CITG	DKK	4,378,200	631,312	622,306	(9,006)
Danish Krone, Expiring 03/15/17	JPMC	DKK	2,308,800	334,783	328,168	(6,615)
Euro, Expiring 03/15/17	CITG	EUR	3,527,800	3,672,565	3,726,626	54,061

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 03/15/17	JPMC	EUR	5,164,200	$5,374,978	$5,455,254	$80,276
British Pound, Expiring 03/15/17	CITG	GBP	3,336,920	4,189,757	4,119,606	(70,151)
British Pound, Expiring 03/15/17	JPMC	GBP	5,005,380	6,284,243	6,179,408	(104,835)
Hong Kong Dollar, Expiring 03/15/17	CITG	HKD	8,765,200	1,130,770	1,130,652	(118)
Hong Kong Dollar, Expiring 03/15/17	JPMC	HKD	10,906,800	1,407,350	1,406,906	(444)
Israeli Shekel, Expiring 03/15/17	CITG	ILS	4,306,000	1,133,572	1,120,040	(13,532)
Israeli Shekel, Expiring 03/15/17	JPMC	ILS	6,459,000	1,700,353	1,680,058	(20,295)
Japanese Yen, Expiring 03/15/17	CITG	JPY	4,114,560,720	36,130,105	35,327,850	(802,255)
Japanese Yen, Expiring 03/15/17	JPMC	JPY	5,852,788,080	51,418,828	50,252,366	(1,166,462)
Norwegian Krone, Expiring 03/15/17	CITG	NOK	84,531,200	9,885,658	9,793,521	(92,137)
Norwegian Krone, Expiring 03/15/17	JPMC	NOK	109,552,800	12,849,178	12,692,443	(156,735)
New Zealand Dollar, Expiring 03/15/17	CITG	NZD	7,603,200	5,395,408	5,270,841	(124,567)
New Zealand Dollar, Expiring 03/15/17	JPMC	NZD	11,404,800	8,093,496	7,906,263	(187,233)
Swedish Krona, Expiring 03/15/17	CITG	SEK	2,649,000	289,756	291,970	2,214
Singapore Dollar, Expiring 03/15/17	CITG	SGD	1,533,320	1,077,016	1,058,429	(18,587)
Singapore Dollar, Expiring 03/15/17	JPMC	SGD	2,041,980	1,433,640	1,409,549	(24,091)

				$162,283,680	$159,344,218	$(2,939,462)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 03/15/17	CITG	AUD	(2,313,160)	$(1,683,936)	$(1,666,428)	$17,508
Australian Dollar, Expiring 03/15/17	JPMC	AUD	(3,469,740)	(2,525,869)	(2,499,641)	26,228
Swiss Franc, Expiring 03/15/17	CITG	CHF	(13,383,120)	(13,282,202)	(13,200,849)	81,353
Swiss Franc, Expiring 03/15/17	JPMC	CHF	(19,834,680)	(19,686,658)	(19,564,542)	122,116
Danish Krone, Expiring 03/15/17	CITG	DKK	(10,607,800)	(1,519,852)	(1,507,769)	12,083
Danish Krone, Expiring 03/15/17	JPMC	DKK	(4,618,200)	(669,873)	(656,421)	13,452
Euro, Expiring 03/15/17	CITG	EUR	(15,793,440)	(16,932,467)	(16,683,557)	248,910
Euro, Expiring 03/15/17	JPMC	EUR	(23,660,160)	(25,363,762)	(24,993,646)	370,116
British Pound, Expiring 03/15/17	CITG	GBP	(4,967,600)	(6,211,284)	(6,132,767)	78,517

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT DECEMBER 31, 2016	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
British Pound, Expiring 03/15/17	JPMC	GBP	(5,705,400)	$(7,148,050)	$(7,043,620)	$104,430
Hong Kong Dollar, Expiring 03/15/17	CITG	HKD	(4,513,600)	(581,758)	(582,225)	(467)
Hong Kong Dollar, Expiring 03/15/17	JPMC	HKD	(1,253,400)	(161,644)	(161,680)	(36)
Israeli Shekel, Expiring 03/15/17	CITG	ILS	(96,000)	(25,094)	(24,970)	124
Israeli Shekel, Expiring 03/15/17	JPMC	ILS	(63,000)	(16,469)	(16,387)	82
Japanese Yen, Expiring 03/15/17	CITG	JPY	(503,173,200)	(4,274,123)	(4,320,274)	(46,151)
Japanese Yen, Expiring 03/15/17	JPMC	JPY	(754,759,800)	(6,411,189)	(6,480,410)	(69,221)
New Zealand Dollar, Expiring 03/15/17	CITG	NZD	(1,681,200)	(1,157,166)	(1,165,475)	(8,309)
New Zealand Dollar, Expiring 03/15/17	JPMC	NZD	(2,521,800)	(1,735,746)	(1,748,212)	(12,466)
Swedish Krona, Expiring 03/15/17	CITG	SEK	(39,259,000)	(4,312,404)	(4,327,093)	(14,689)
Swedish Krona, Expiring 03/15/17	JPMC	SEK	(58,851,000)	(6,464,406)	(6,486,503)	(22,097)
Singapore Dollar, Expiring 03/15/17	CITG	SGD	(266,800)	(186,735)	(184,168)	2,567
Singapore Dollar, Expiring 03/15/17	JPMC	SGD	(46,200)	(32,162)	(31,892)	270

				(120,382,849)	(119,478,529)	904,320

				$41,900,831	$39,865,689	$(2,035,142)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at December31, 2016 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$ —	$9,341,871	$9,341,871

CITG
Investment Companies	600,000	—	600,000

GSIN
Investment Companies	6,452,838	—	6,452,838

JPMC
Cash	4,440,000	—	4,440,000

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)

LONG POSITIONS - 130.5%

COMMON STOCKS - 118.1%

Aerospace & Defense - 4.9%
Boeing Co. (The) (a)	158	24,598
Curtiss-Wright Corp.	154	15,147
Esterline Technologies Corp. *	102	9,098
Huntington Ingalls Industries, Inc.	77	14,183
L-3 Communications Holdings, Inc.	119	18,101
Northrop Grumman Corp.	40	9,303
Raytheon Co.	65	9,230
Spirit AeroSystems Holdings, Inc., Class A (a)	491	28,650
Textron, Inc.	45	2,185
United Technologies Corp.	97	10,633

		141,128

Air Freight & Logistics - 0.1%
FedEx Corp.	11	2,048

Airlines - 1.0%
Copa Holdings SA, Class A (Panama)	40	3,633
Delta Air Lines, Inc.	348	17,118
United Continental Holdings, Inc. *	100	7,288

		28,039

Auto Components - 0.7%
Lear Corp.	151	19,988

Automobiles - 0.7%
Ford Motor Co.	562	6,817
General Motors Co.	398	13,866

		20,683

Banks - 9.8%
BancorpSouth, Inc.	252	7,825
Bank of America Corp. (a)	1,554	34,343
BB&T Corp.	27	1,270
Citigroup, Inc.	350	20,800
Citizens Financial Group, Inc.	170	6,057
Comerica, Inc.	63	4,291
Commerce Bancshares, Inc.	34	1,966
Cullen/Frost Bankers, Inc.	54	4,764
East West Bancorp, Inc.	49	2,491
Fifth Third Bancorp	171	4,612
Fulton Financial Corp.	140	2,632
Huntington Bancshares, Inc.	241	3,186
JPMorgan Chase & Co. (a)	400	34,516
KeyCorp.	511	9,336
PNC Financial Services Group, Inc. (The) (a)	268	31,345
Popular, Inc.	474	20,771
Regions Financial Corp.	362	5,198
SunTrust Banks, Inc.	420	23,037
Umpqua Holdings Corp.	196	3,681
US Bancorp	173	8,887
Wells Fargo & Co. (a)	784	43,206
Zions Bancorporation	152	6,542

		280,756

Investments	Shares	Value ($)
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. *	4	490
Amgen, Inc.	73	10,673
Biogen, Inc. *	43	12,194
Celgene Corp. *	87	10,070
Gilead Sciences, Inc. (a)	323	23,130
Juno Therapeutics, Inc. *	32	603
United Therapeutics Corp. *	46	6,598

		63,758

Building Products - 0.4%
Masco Corp.	39	1,233
Owens Corning	176	9,075

		10,308

Capital Markets - 2.2%
Ameriprise Financial, Inc.	72	7,988
Bank of New York Mellon Corp. (The)	313	14,830
E *TRADE Financial Corp. *	146	5,059
Franklin Resources, Inc.	125	4,947
Goldman Sachs Group, Inc. (The)	15	3,592
Invesco Ltd.	94	2,852
Morgan Stanley	342	14,450
S&P Global, Inc.	24	2,581
State Street Corp.	88	6,839
Waddell & Reed Financial, Inc., Class A	45	878

		64,016

Chemicals - 4.5%
AdvanSix, Inc. *	427	9,454
Cabot Corp. (a)	662	33,457
Celanese Corp., Series A	186	14,646
Eastman Chemical Co. (a)	308	23,165
EI du Pont de Nemours & Co.	79	5,799
Huntsman Corp. (a)	1,128	21,522
LyondellBasell Industries NV, Class A	92	7,892
Monsanto Co.	39	4,103
PolyOne Corp.	80	2,563
PPG Industries, Inc.	52	4,927

		127,528

Commercial Services & Supplies - 1.1%
Herman Miller, Inc.	129	4,412
LSC Communications, Inc.	399	11,842
Waste Management, Inc.	207	14,679

		30,933

Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	956	28,890
CommScope Holding Co., Inc. *	283	10,528
F5 Networks, Inc. *	4	579
InterDigital, Inc.	143	13,063
Juniper Networks, Inc.	104	2,939

		55,999

Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. NV	123	3,905
EMCOR Group, Inc.	87	6,156
Jacobs Engineering Group, Inc. *	191	10,887

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Construction & Engineering - 0.7% (continued)
Quanta Services, Inc. *	11	384

		21,332

Consumer Finance - 0.5%
American Express Co.	15	1,111
Capital One Financial Corp.	121	10,556
Discover Financial Services	10	721
Synchrony Financial	64	2,321

		14,709

Containers & Packaging - 1.3%
Avery Dennison Corp.	125	8,777
Crown Holdings, Inc. *	193	10,146
Graphic Packaging Holding Co.	197	2,458
Greif, Inc., Class A	60	3,079
International Paper Co.	111	5,890
Silgan Holdings, Inc.	133	6,807

		37,157

Diversified Consumer Services - 0.2%
DeVry Education Group, Inc.	193	6,022

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *(a)	228	37,159

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	346	14,715
CenturyLink, Inc.	172	4,090
Verizon Communications, Inc.	178	9,502

		28,307

Electric Utilities - 2.5%
American Electric Power Co., Inc.	77	4,848
Duke Energy Corp.	7	543
Edison International	137	9,863
Entergy Corp.	93	6,833
FirstEnergy Corp.	216	6,689
Great Plains Energy, Inc.	196	5,361
Hawaiian Electric Industries, Inc. (a)	613	20,272
IDACORP, Inc.	6	483
PG&E Corp.	256	15,557
Xcel Energy, Inc.	47	1,913

		72,362

Electrical Equipment - 0.6%
Eaton Corp. plc	143	9,594
EnerSys	58	4,530
Hubbell, Inc.	17	1,984

		16,108

Electronic Equipment, Instruments & Components - 2.3%
Arrow Electronics, Inc. *	245	17,468
Belden, Inc.	57	4,262
Corning, Inc.	336	8,155
Dolby Laboratories, Inc., Class A	315	14,235
Flex Ltd. *	298	4,282
FLIR Systems, Inc.	33	1,194
Jabil Circuit, Inc.	134	3,172
Keysight Technologies, Inc. *	15	549
Tech Data Corp. *	163	13,803

		67,120

Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	40	2,599

Investments	Shares	Value ($)
Energy Equipment & Services - 2.8% (continued)
Diamond Offshore Drilling, Inc. *	554	9,806
Dril-Quip, Inc. *	122	7,326
Ensco plc, Class A	459	4,462
Halliburton Co.	82	4,435
Nabors Industries Ltd.	853	13,989
Oceaneering International, Inc.	488	13,767
Rowan Cos. plc, Class A *	351	6,630
Schlumberger Ltd.	202	16,958

		79,972

Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	44	4,650
AvalonBay Communities, Inc.	15	2,657
Boston Properties, Inc.	23	2,893
Crown Castle International Corp.	28	2,430
Digital Realty Trust, Inc.	27	2,653
Equinix, Inc.	3	1,072
Equity Residential	94	6,050
General Growth Properties, Inc.	84	2,098
HCP, Inc.	139	4,131
Host Hotels & Resorts, Inc.	242	4,559
Kimco Realty Corp.	99	2,491
Prologis, Inc.	130	6,863
Public Storage	27	6,034
Realty Income Corp.	23	1,322
Simon Property Group, Inc.	46	8,173
Ventas, Inc.	90	5,627
Vornado Realty Trust	26	2,714
Welltower, Inc.	51	3,413
Weyerhaeuser Co.	88	2,648

		72,478

Food & Staples Retailing - 1.3%
CVS Health Corp.	124	9,785
Wal-Mart Stores, Inc. (a)	380	26,265

		36,050

Food Products - 1.7%
Archer-Daniels-Midland Co. (a)	534	24,377
Bunge Ltd.	27	1,950
Dean Foods Co.	75	1,634
Ingredion, Inc.	64	7,997
Tyson Foods, Inc., Class A	195	12,028

		47,986

Gas Utilities - 1.4%
National Fuel Gas Co.	40	2,266
Southwest Gas Corp.	165	12,642
UGI Corp. (a)	571	26,312

		41,220

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc. (a)	576	25,540
Boston Scientific Corp. *	261	5,645
Danaher Corp.	28	2,180
Hill-Rom Holdings, Inc.	89	4,996
Medtronic plc	177	12,608
St Jude Medical, Inc.	25	2,005
Zimmer Biomet Holdings, Inc.	6	619

		53,593

Health Care Providers & Services - 5.4%
Aetna, Inc. (a)	200	24,802
Anthem, Inc. (a)	213	30,623

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Health Care Providers & Services - 5.4% (continued)
Centene Corp. *	119	6,725
Cigna Corp.	23	3,068
Express Scripts Holding Co. *	233	16,028
HCA Holdings, Inc. *	47	3,479
Humana, Inc.	13	2,652
McKesson Corp.	67	9,410
Molina Healthcare, Inc. *	17	922
UnitedHealth Group, Inc. (a)	174	27,847
Universal Health Services, Inc., Class B	20	2,128
WellCare Health Plans, Inc. *(a)	199	27,279

		154,963

Hotels, Restaurants & Leisure - 2.1%
Buffalo Wild Wings, Inc. *	19	2,934
Cheesecake Factory, Inc. (The)	8	479
Darden Restaurants, Inc.	15	1,091
Hyatt Hotels Corp., Class A *	319	17,628
International Game Technology plc	603	15,388
Las Vegas Sands Corp.	306	16,343
Wyndham Worldwide Corp.	78	5,957

		59,820

Household Durables - 1.3%
DR Horton, Inc.	554	15,141
KB Home	664	10,498
NVR, Inc. *	5	8,345
Toll Brothers, Inc. *	30	930
Tupperware Brands Corp.	26	1,368
Whirlpool Corp.	12	2,181

		38,463

Household Products - 0.8%
Procter & Gamble Co. (The) (a)	260	21,861

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	106	11,691
General Electric Co.	346	10,934
Honeywell International, Inc.	30	3,475

		26,100

Insurance - 5.6%
Aflac, Inc.	210	14,616
Allied World Assurance Co. Holdings AG	211	11,333
Allstate Corp. (The)	194	14,379
American International Group, Inc.	44	2,874
Aspen Insurance Holdings Ltd.	11	605
Assurant, Inc.	29	2,693
Assured Guaranty Ltd.	613	23,153
CNO Financial Group, Inc.	49	938
First American Financial Corp.	415	15,202
Hartford Financial Services Group, Inc. (The)	348	16,582
Lincoln National Corp.	141	9,344
MetLife, Inc.	68	3,665
Old Republic International Corp.	413	7,847
Prudential Financial, Inc.	60	6,244
Reinsurance Group of America, Inc.	35	4,404
Travelers Cos., Inc. (The)	84	10,283
Unum Group	351	15,419

		159,581

Investments	Shares	Value ($)
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. *	22	16,497

Internet Software & Services - 3.4%
Akamai Technologies, Inc. *	174	11,602
Alphabet, Inc., Class A *	21	16,641
Alphabet, Inc., Class C *(a)	36	27,786
eBay, Inc. *	677	20,100
Facebook, Inc., Class A *	164	18,868
IAC/InterActiveCorp. *	16	1,037

		96,034

IT Services - 2.0%
Booz Allen Hamilton Holding Corp.	72	2,597
Cognizant Technology Solutions Corp., Class A *	70	3,922
Convergys Corp.	402	9,873
CoreLogic, Inc. *	142	5,230
DST Systems, Inc.	83	8,894
International Business Machines Corp.	38	6,308
Science Applications International Corp.	19	1,611
Teradata Corp. *	140	3,804
Xerox Corp.	1,873	16,351

		58,590

Leisure Products - 0.3%
Brunswick Corp.	163	8,890

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	181	8,246
Bruker Corp.	614	13,005
Thermo Fisher Scientific, Inc.	13	1,834
Waters Corp. *	31	4,166

		27,251

Machinery - 4.1%
Crane Co.	205	14,784
Cummins, Inc. (a)	189	25,831
Dover Corp.	13	974
Ingersoll-Rand plc	219	16,434
Kennametal, Inc.	124	3,876
Oshkosh Corp.	205	13,245
Parker-Hannifin Corp.	121	16,940
Stanley Black & Decker, Inc.	101	11,584
Timken Co. (The)	264	10,481
Woodward, Inc.	28	1,933

		116,082

Media - 1.3%
AMC Networks, Inc., Class A *	97	5,077
CBS Corp., Class B	47	2,990
Comcast Corp., Class A	124	8,562
Interpublic Group of Cos., Inc. (The)	265	6,204
Time Warner, Inc.	70	6,757
Time, Inc.	138	2,463
Twenty-First Century Fox, Inc., Class A	145	4,066

		36,119

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Metals & Mining - 2.7%
Carpenter Technology Corp.	10	362
Commercial Metals Co.	525	11,434
Freeport-McMoRan, Inc. *	66	871
Newmont Mining Corp.	448	15,263
Nucor Corp.	136	8,095
Reliance Steel & Aluminum Co.	265	21,078
Steel Dynamics, Inc.	357	12,702
Worthington Industries, Inc.	158	7,496

		77,301

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Annaly Capital Management, Inc.	1,095	10,917

Multiline Retail - 0.4%
Dillard’s, Inc., Class A	89	5,579
Macy’s, Inc.	166	5,945

		11,524

Multi-Utilities - 2.8%
Ameren Corp.	225	11,804
CenterPoint Energy, Inc.	625	15,400
Consolidated Edison, Inc.	65	4,789
DTE Energy Co.	145	14,284
MDU Resources Group, Inc.	45	1,295
Public Service Enterprise Group, Inc.	472	20,711
SCANA Corp.	47	3,444
Vectren Corp.	134	6,988

		78,715

Oil, Gas & Consumable Fuels - 8.9%
Anadarko Petroleum Corp.	209	14,574
Antero Resources Corp. *	179	4,233
Apache Corp.	19	1,206
Chevron Corp. (a)	223	26,247
ConocoPhillips (a)	489	24,518
CONSOL Energy, Inc.	487	8,878
Devon Energy Corp.	84	3,836
Energen Corp. *	35	2,018
EOG Resources, Inc.	120	12,132
Exxon Mobil Corp. (a)	517	46,664
HollyFrontier Corp.	23	753
Kinder Morgan, Inc.	622	12,882
Marathon Oil Corp.	115	1,991
Marathon Petroleum Corp.	147	7,401
Murphy Oil Corp.	159	4,950
Occidental Petroleum Corp.	24	1,710
Pioneer Natural Resources Co.	14	2,521
QEP Resources, Inc. *	277	5,100
Range Resources Corp.	192	6,597
Rice Energy, Inc. *	410	8,754
SM Energy Co.	125	4,310
Southwestern Energy Co. *	1,612	17,442
Spectra Energy Corp.	63	2,589
Tesoro Corp.	91	7,958
Valero Energy Corp.	242	16,533
World Fuel Services Corp.	164	7,529

		253,326

Personal Products - 0.2%
Nu Skin Enterprises, Inc., Class A	109	5,208

Investments	Shares	Value ($)
Pharmaceuticals - 3.7%
Jazz Pharmaceuticals plc *	4	436
Johnson & Johnson (a)	406	46,775
Mallinckrodt plc *	112	5,580
Merck & Co., Inc. (a)	446	26,256
Pfizer, Inc. (a)	804	26,114

		105,161

Professional Services - 0.7%
FTI Consulting, Inc. *	45	2,029
ManpowerGroup, Inc.	208	18,485

		20,514

Road & Rail - 2.7%
CSX Corp.	402	14,444
Hertz Global Holdings, Inc. *	21	453
Kansas City Southern	104	8,824
Norfolk Southern Corp.	185	19,993
Ryder System, Inc.	104	7,742
Union Pacific Corp. (a)	250	25,920

		77,376

Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc. (a)	654	21,104
Cirrus Logic, Inc. *	16	905
Intel Corp.	515	18,679
KLA-Tencor Corp.	51	4,013
Lam Research Corp.	20	2,114
Maxim Integrated Products, Inc.	142	5,477
Micron Technology, Inc. *	502	11,004
QUALCOMM, Inc.	293	19,104
Synaptics, Inc. *	302	16,181
Teradyne, Inc.	68	1,727
Texas Instruments, Inc.	104	7,589
Versum Materials, Inc. *	467	13,109

		121,006

Software - 3.6%
Activision Blizzard, Inc.	122	4,405
CA, Inc.	204	6,481
Citrix Systems, Inc. *	84	7,502
CommVault Systems, Inc. *	76	3,906
Fortinet, Inc. *	37	1,114
Microsoft Corp. (a)	891	55,367
Nuance Communications, Inc. *	125	1,863
Oracle Corp.	266	10,228
VMware, Inc., Class A *	57	4,488
Zynga, Inc., Class A *	2,941	7,558

		102,912

Specialty Retail - 1.5%
Best Buy Co., Inc.	220	9,387
Dick’s Sporting Goods, Inc.	138	7,328
GameStop Corp., Class A	464	11,721
Home Depot, Inc. (The)	25	3,352
Lowe’s Cos., Inc.	40	2,845
Office Depot, Inc.	185	836
Staples, Inc.	131	1,186
TJX Cos., Inc. (The)	17	1,277
Urban Outfitters, Inc. *	209	5,952

		43,884

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc. (a)	500	57,910

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 3.2% (continued)
Hewlett Packard Enterprise Co.	636	14,717
HP, Inc.	1,254	18,609
Western Digital Corp.	7	476

		91,712

Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd. *	109	4,685
PVH Corp.	101	9,114

		13,799

Tobacco - 1.3%
Altria Group, Inc.	239	16,161
Philip Morris International, Inc.	190	17,383
Reynolds American, Inc.	74	4,147

		37,691

Trading Companies & Distributors - 1.0%
HD Supply Holdings, Inc. *	48	2,040
Herc Holdings, Inc. *	10	402
MSC Industrial Direct Co., Inc., Class A	159	14,690
WESCO International, Inc. *	155	10,315

		27,447

TOTAL COMMON STOCKS (Cost $3,422,035)		3,375,503

EXCHANGE TRADED FUND - 6.5%
SPDR S&P 500 Fund Trust
(Cost $187,451)	832	185,977

SHORT-TERM INVESTMENTS – 5.9%

INVESTMENT COMPANIES – 5.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36% (2)(b)	2,434	2,434
Dreyfus Treasury & Agency Cash Management, Class I, 0.39% (2)(b)	9,737	9,737
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41% (2)(b)	142,640	142,640
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.39% (2)(b)	12,172	12,172

TOTAL SHORT-TERM INVESTMENTS (Cost $166,983)		166,983

TOTAL LONG POSITIONS (Cost $3,776,469)		3,728,463

Investments	Shares	Value ($)
SHORT POSITIONS - (26.8)%

COMMON STOCKS - (26.8)%

Aerospace & Defense - (1.9)%
KLX, Inc. *	(424)	(19,127)
TransDigm Group, Inc.	(136)	(33,858)

		(52,985)

Banks - (0.7)%
Bank of the Ozarks, Inc.	(376)	(19,774)

Biotechnology - (1.9)%
Agios Pharmaceuticals, Inc. *	(55)	(2,295)
Alkermes plc *	(95)	(5,280)
Alnylam Pharmaceuticals, Inc. *	(68)	(2,546)
BioMarin Pharmaceutical, Inc. *	(184)	(15,243)
Intrexon Corp. *	(231)	(5,613)
Neurocrine Biosciences, Inc. *	(331)	(12,810)
OPKO Health, Inc. *	(357)	(3,320)
Seattle Genetics, Inc. *	(112)	(5,910)

		(53,017)

Capital Markets - (0.7)%
WisdomTree Investments, Inc.	(1,840)	(20,498)

Chemicals - (1.3)%
CF Industries Holdings, Inc.	(621)	(19,549)
Olin Corp.	(294)	(7,529)
Platform Specialty Products Corp. *	(995)	(9,761)

		(36,839)

Communications Equipment - (0.8)%
Arista Networks, Inc. *	(34)	(3,290)
Palo Alto Networks, Inc. *	(99)	(12,380)
ViaSat, Inc. *	(99)	(6,556)

		(22,226)

Construction & Engineering - 0.0% (c)
Dycom Industries, Inc. *	(7)	(562)

Containers & Packaging - (0.8)%
Ball Corp.	(305)	(22,896)

Electric Utilities - 0.0% (c)
Southern Co. (The)	(10)	(492)

Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(55)	(12,697)

Electronic Equipment, Instruments & Components - (1.1)%
IPG Photonics Corp. *	(107)	(10,562)
Knowles Corp. *	(445)	(7,436)
National Instruments Corp.	(54)	(1,664)
VeriFone Systems, Inc. *	(45)	(798)
Zebra Technologies Corp., Class A *	(122)	(10,463)

		(30,923)

Energy Equipment & Services - (0.9)%
Noble Corp. plc	(521)	(3,084)
Weatherford International plc *	(4,690)	(23,403)

		(26,487)

Food & Staples Retailing - 0.0% (c)
Sprouts Farmers Market, Inc. *	(64)	(1,211)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Food Products - (1.0)%
Snyder’s-Lance, Inc.	(486)	(18,633)
TreeHouse Foods, Inc. *	(158)	(11,406)

		(30,039)

Gas Utilities - (0.1)%
WGL Holdings, Inc.	(26)	(1,983)

Health Care Equipment & Supplies - (1.2)%
DexCom, Inc. *	(490)	(29,253)
LivaNova plc *	(40)	(1,799)
NuVasive, Inc. *	(54)	(3,637)

		(34,689)

Health Care Providers & Services - (2.0)%
Acadia Healthcare Co., Inc. *	(915)	(30,287)
Brookdale Senior Living, Inc. *	(351)	(4,360)
Envision Healthcare Corp. *	(248)	(15,696)
MEDNAX, Inc. *	(43)	(2,866)
Premier, Inc., Class A *	(151)	(4,584)

		(57,793)

Health Care Technology - (0.1)%
athenahealth, Inc. *	(27)	(2,840)

Hotels, Restaurants & Leisure - (0.1)%
Chipotle Mexican Grill, Inc. *	(11)	(4,151)

Household Durables - (0.3)%
Tempur Sealy International, Inc. *	(116)	(7,920)

Industrial Conglomerates - (0.1)%
Roper Technologies, Inc.	(12)	(2,197)

Insurance - (0.1)%
Primerica, Inc.	(49)	(3,388)

Internet & Direct Marketing Retail - (0.3)%
Netflix, Inc. *	(35)	(4,333)
TripAdvisor, Inc. *	(84)	(3,895)

		(8,228)

Internet Software & Services - (1.5)%
comScore, Inc. *	(196)	(6,190)
Pandora Media, Inc. *	(1,586)	(20,682)
Twitter, Inc. *	(31)	(505)
Zillow Group, Inc., Class C *	(422)	(15,390)

		(42,767)

IT Services - (0.8)%
First Data Corp., Class A *	(1,299)	(18,433)
FleetCor Technologies, Inc. *	(6)	(849)
WEX, Inc. *	(33)	(3,683)

		(22,965)

Life Sciences Tools & Services - (0.8)%
Bio-Techne Corp.	(9)	(925)
Illumina, Inc. *	(93)	(11,908)
Patheon NV *	(305)	(8,757)

		(21,590)

Machinery - (0.4)%
Manitowoc Foodservice, Inc. *	(118)	(2,281)

Investments	Shares	Value ($)
Machinery - (0.4)% (continued)
Middleby Corp. (The)*	(74)	(9,532)

		(11,813)

Media - (0.8)%
DISH Network Corp., Class A *	(113)	(6,546)
Liberty Global plc, Class A (United Kingdom)*	(497)	(15,203)

		(21,749)

Metals & Mining - (0.1)%
Allegheny Technologies, Inc.	(192)	(3,059)

Multiline Retail - (0.1)%
JC Penney Co., Inc. *	(221)	(1,836)

Multi-Utilities - (0.3)%
Dominion Resources, Inc.	(113)	(8,655)

Oil, Gas & Consumable Fuels - (1.3)%
Cheniere Energy, Inc. *	(306)	(12,678)
Chesapeake Energy Corp. *	(258)	(1,811)
Kosmos Energy Ltd. *	(1,047)	(7,339)
Kosmos Energy Ltd. *	(401)	(2,811)
Laredo Petroleum, Inc. *	(91)	(1,287)
Whiting Petroleum Corp. *	(602)	(7,236)
WPX Energy, Inc. *	(190)	(2,768)

		(35,930)

Personal Products - (0.3)%
Coty, Inc., Class A	(404)	(7,397)

Pharmaceuticals - (0.6)%
Akorn, Inc. *	(44)	(961)
Allergan plc *	(43)	(9,030)
Catalent, Inc. *	(168)	(4,529)
Perrigo Co. plc	(21)	(1,748)
Zoetis, Inc.	(22)	(1,178)

		(17,446)

Professional Services - (0.4)%
CEB, Inc.	(204)	(12,362)

Road & Rail - (0.4)%
Avis Budget Group, Inc. *	(342)	(12,545)

Semiconductors & Semiconductor Equipment - (0.2)%
SunPower Corp. *	(805)	(5,321)

Software - (1.6)%
ACI Worldwide, Inc. *	(239)	(4,338)
FireEye, Inc. *	(268)	(3,189)
Guidewire Software, Inc. *	(104)	(5,131)
ServiceNow, Inc. *	(23)	(1,710)
Splunk, Inc. *	(101)	(5,166)
SS&C Technologies Holdings, Inc.	(110)	(3,146)
Tyler Technologies, Inc. *	(90)	(12,849)
Ultimate Software Group, Inc. (The)*	(14)	(2,553)
Workday, Inc., Class A *	(125)	(8,261)

		(46,343)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Specialty Retail - (0.7)%
Advance Auto Parts, Inc.	(9)	(1,522)
Ascena Retail Group, Inc. *	(141)	(873)
CarMax, Inc. *	(65)	(4,185)
Restoration Hardware Holdings, Inc. *	(241)	(7,399)
Signet Jewelers Ltd.	(69)	(6,504)

		(20,483)

Technology Hardware, Storage & Peripherals - (0.4)%
Diebold Nixdorf, Inc.	(408)	(10,261)

Textiles, Apparel & Luxury Goods - 0.0% (c)
Hanesbrands, Inc.	(60)	(1,294)

Trading Companies & Distributors - (0.3)%
Fastenal Co.	(162)	(7,611)

TOTAL COMMON STOCKS (Proceeds $(781,181))		(765,262)

TOTAL SHORT POSITIONS (Proceeds $(781,181))		(765,262)

Total Investments In Securities At Value - 103.7% (Cost $2,995,288)		2,963,201

Liabilities In Excess Of Other Assets - (3.7)%		(106,020)

Net Assets - 100.0%		2,857,181

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$210,027	7.4%
Consumer Staples	110,149	3.9
Energy	270,880	9.5
Exchange Traded Fund	185,977	6.5
Financials	523,479	18.2
Health Care	217,352	7.6
Industrials	404,642	14.2
Information Technology	412,568	14.4
Materials	179,192	6.3
Real Estate	72,478	2.5
Telecommunication Services	28,307	1.0
Utilities	181,167	6.3
Short-Term Investments	166,983	5.9

Total Investments In Securities At Value	2,963,201	103.7
Liabilities In Excess Of Other Assets	(106,020)	(3.7)

Net Assets	$2,857,181	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $962,235.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Represents less than 0.05% of net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depository Receipts

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
LONG POSITIONS - 136.3%

COMMON STOCKS - 120.9%

Aerospace & Defense - 3.5%
AAR Corp. (a)	314	10,378
Curtiss-Wright Corp. (a)	161	15,836
Ducommun, Inc. *	497	12,703
Esterline Technologies Corp. *	85	7,582
Moog, Inc., Class A *	131	8,604
Sparton Corp. *	802	19,128
Vectrus, Inc. *	517	12,330

		86,561

Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A *	134	5,862
Park-Ohio Holdings Corp.	211	8,989

		14,851

Airlines - 0.2%
Allegiant Travel Co.	14	2,330
Hawaiian Holdings, Inc. *	54	3,078

		5,408

Auto Components - 3.1%
American Axle & Manufacturing Holdings, Inc. *	412	7,952
Cooper Tire & Rubber Co. (a)	271	10,528
Cooper-Standard Holdings, Inc. *	60	6,203
Dana, Inc.	288	5,466
Horizon Global Corp. *	61	1,464
Spartan Motors, Inc.	1,035	9,574
Stoneridge, Inc. *	517	9,146
Superior Industries International, Inc.	129	3,399
Tenneco, Inc. *	71	4,435
Tower International, Inc.	666	18,881

		77,048

Banks - 12.5%
1st Source Corp. (a)	414	18,489
BancFirst Corp. (a)	133	12,376
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	133	3,916
BancorpSouth, Inc. (a)	411	12,762
Banner Corp.	77	4,297
Berkshire Hills Bancorp, Inc.	118	4,348
Boston Private Financial Holdings, Inc.	398	6,587
Capital Bank Financial Corp., Class A	12	471
Cathay General Bancorp	101	3,841
CenterState Banks, Inc.	200	5,034
Central Pacific Financial Corp.	198	6,221
City Holding Co.	55	3,718
Community Trust Bancorp, Inc.	88	4,365
Customers Bancorp, Inc. *	113	4,048
Enterprise Financial Services Corp.	134	5,762
First BanCorp *	2,828	18,693
First Busey Corp.	169	5,202
First Citizens BancShares, Inc., Class A (a)	33	11,715
First Financial Bancorp	128	3,642

Investments	Shares	Value ($)
Banks - 12.5% (continued)
First Financial Corp.	194	10,243
First Merchants Corp.	176	6,626
First NBC Bank Holding Co. *	484	3,533
Flushing Financial Corp.	84	2,469
Fulton Financial Corp.	334	6,279
Great Western Bancorp, Inc.	33	1,439
Hancock Holding Co.	113	4,870
Hanmi Financial Corp. (a)	468	16,333
Heartland Financial USA, Inc. (a)	202	9,696
Heritage Financial Corp.	44	1,133
Hope Bancorp, Inc.	219	4,794
IBERIABANK Corp.	41	3,434
Independent Bank Group, Inc.	44	2,746
International Bancshares Corp.	142	5,794
Investors Bancorp, Inc.	418	5,831
LegacyTexas Financial Group, Inc.	33	1,421
National Bank Holdings Corp., Class A	37	1,180
OFG Bancorp	442	5,790
Old National Bancorp	309	5,608
Opus Bank	457	13,733
Preferred Bank	90	4,718
PrivateBancorp, Inc.	81	4,389
Prosperity Bancshares, Inc.	74	5,312
Sandy Spring Bancorp, Inc.	131	5,239
South State Corp.	11	961
Stonegate Bank	43	1,794
Texas Capital Bancshares, Inc. *	50	3,920
TriCo Bancshares	117	3,999
Umpqua Holdings Corp. (a)	608	11,418
Union Bankshares Corp.	172	6,147
United Community Banks, Inc.	158	4,680
Valley National Bancorp	147	1,711
Wintrust Financial Corp.	39	2,830

		305,557

Biotechnology - 3.2%
Acorda Therapeutics, Inc. *	235	4,418
AMAG Pharmaceuticals, Inc. *	32	1,113
Applied Genetic Technologies Corp. *	722	6,751
ARIAD Pharmaceuticals, Inc. *	36	448
BioSpecifics Technologies Corp. *	78	4,345
Chimerix, Inc. *	310	1,426
Emergent BioSolutions, Inc. *	168	5,517
Enanta Pharmaceuticals, Inc. *	129	4,321
Exelixis, Inc. *	317	4,726
Five Prime Therapeutics, Inc. *	53	2,656
Genomic Health, Inc. *	77	2,263
Karyopharm Therapeutics, Inc. *	108	1,015
Myriad Genetics, Inc. * (a)	901	15,020
PDL BioPharma, Inc.	7,447	15,788
TESARO, Inc. *	28	3,765
Xencor, Inc. *	227	5,975

		79,547

Building Products - 2.7%
American Woodmark Corp. *	24	1,806
Apogee Enterprises, Inc.	16	857
Continental Building Products, Inc. *	474	10,949
Gibraltar Industries, Inc. * (a)	282	11,745

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Building Products - 2.7% (continued)
Insteel Industries, Inc.	85	3,029
Masonite International Corp. *	62	4,080
NCI Building Systems, Inc. * (a)	488	7,637
Ply Gem Holdings, Inc. * (a)	1,036	16,835
Simpson Manufacturing Co., Inc.	136	5,950
Universal Forest Products, Inc.	42	4,292

		67,180

Capital Markets - 1.3%
Arlington Asset Investment Corp., Class A	256	3,794
Evercore Partners, Inc., Class A	77	5,290
INTL. FCStone, Inc. *	203	8,039
Janus Capital Group, Inc.	149	1,977
Waddell & Reed Financial, Inc., Class A (a)	629	12,272

		31,372

Chemicals - 4.9%
Chemours Co. (The) (a)	629	13,895
Chemtura Corp. *	66	2,191
Ferro Corp. *	509	7,294
FutureFuel Corp.	878	12,204
GCP Applied Technologies, Inc. *	25	669
HB Fuller Co.	19	918
Innophos Holdings, Inc. (a)	271	14,162
Innospec, Inc.	34	2,329
Koppers Holdings, Inc. *	69	2,781
Kraton Corp. *	151	4,301
OMNOVA Solutions, Inc. *	1,500	15,000
PolyOne Corp. (a)	248	7,946
Rayonier Advanced Materials, Inc.	383	5,921
Stepan Co.	78	6,355
Trinseo SA (a)	406	24,076

		120,042

Commercial Services & Supplies - 3.5%
ACCO Brands Corp. *	353	4,607
Brady Corp., Class A	73	2,741
Brink’s Co. (The)	149	6,146
Ennis, Inc.	884	15,337
Herman Miller, Inc.	208	7,114
Interface, Inc.	194	3,599
Knoll, Inc. (a)	512	14,300
McGrath RentCorp.	28	1,097
Quad/Graphics, Inc.	79	2,124
Steelcase, Inc., Class A (a)	663	11,868
Tetra Tech, Inc.	189	8,155
Viad Corp.	192	8,467

		85,555

Communications Equipment - 1.8%
Black Box Corp.	151	2,303
Extreme Networks, Inc. *	439	2,208
Finisar Corp. *	100	3,027
InterDigital, Inc. (a)	150	13,702
Ixia *	27	435
NETGEAR, Inc. *	118	6,413
Sonus Networks, Inc. *	1,810	11,403
Viavi Solutions, Inc. *	515	4,213

		43,704

Investments	Shares	Value ($)
Construction & Engineering - 1.7%
Argan, Inc.	105	7,408
Comfort Systems USA, Inc.	103	3,430
EMCOR Group, Inc.	86	6,085
MYR Group, Inc. *	211	7,951
Tutor Perini Corp. *	578	16,184

		41,058

Consumer Finance - 0.2%
Enova International, Inc. *	163	2,046
FirstCash, Inc.	49	2,303

		4,349

Distributors - 0.1%
Core-Mark Holding Co., Inc.	55	2,369

Diversified Consumer Services - 2.1%
American Public Education, Inc. *	520	12,766
Apollo Education Group, Inc. *	514	5,089
Ascent Capital Group, Inc., Class A *	29	471
Capella Education Co. (a)	177	15,541
Career Education Corp. *	234	2,361
DeVry Education Group, Inc.	141	4,399
Grand Canyon Education, Inc. *	8	468
K12, Inc. *	428	7,344
LifeLock, Inc. *	87	2,081

		50,520

Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc. *	219	4,895
IDT Corp., Class B	368	6,823
Vonage Holdings Corp. *	58	397

		12,115

Electric Utilities - 0.6%
Portland General Electric Co. (a)	312	13,519

Electrical Equipment - 0.7%
EnerSys	68	5,311
FuelCell Energy, Inc. *	1,946	3,406
Generac Holdings, Inc. *	33	1,344
General Cable Corp.	66	1,257
Powell Industries, Inc.	149	5,811

		17,129

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc. *	50	4,053
AVX Corp. (a)	627	9,800
Belden, Inc.	10	748
Benchmark Electronics, Inc. *	132	4,026
FARO Technologies, Inc. *	17	612
Insight Enterprises, Inc. *	121	4,893
Itron, Inc. *	8	503
Plexus Corp. *	65	3,513
Rogers Corp. * (a)	177	13,595
Sanmina Corp. * (a)	485	17,775
ScanSource, Inc. * (a)	426	17,189
SYNNEX Corp.	44	5,325
Tech Data Corp. * (a)	153	12,956
TTM Technologies, Inc. *	159	2,167

		97,155

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Energy Equipment & Services - 3.3%
Archrock, Inc.	1,271	16,777
Atwood Oceanics, Inc.	257	3,374
CARBO Ceramics, Inc. *	487	5,094
Exterran Corp. *	462	11,042
Helix Energy Solutions Group, Inc. *	506	4,463
Matrix Service Co. *	474	10,760
McDermott International, Inc. *	1,046	7,730
Oil States International, Inc. *	87	3,393
Pioneer Energy Services Corp. *	207	1,418
Seadrill Ltd. (United Kingdom) *	362	1,234
TETRA Technologies, Inc. *	1,063	5,336
Tidewater, Inc. *	616	2,101
Unit Corp. *	212	5,697
US Silica Holdings, Inc.	30	1,700

		80,119

Equity Real Estate Investment Trusts (REITs) - 3.1%
Alexander’s, Inc.	8	3,415
CBL & Associates Properties, Inc.	484	5,566
DiamondRock Hospitality Co.	464	5,350
First Potomac Realty Trust	544	5,968
Four Corners Property Trust, Inc.	228	4,678
GEO Group, Inc. (The)	77	2,767
Lexington Realty Trust	160	1,728
Mack-Cali Realty Corp.	195	5,659
NexPoint Residential Trust, Inc.	19	424
RLJ Lodging Trust	241	5,902
Select Income (a)	452	11,390
Silver Bay Realty Trust Corp.	81	1,388
Summit Hotel Properties, Inc.	152	2,437
Washington Prime Group, Inc.	507	5,278
Xenia Hotels & Resorts, Inc. (a)	718	13,944

		75,894

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	95	4,246
SpartanNash Co. (a)	242	9,569
SUPERVALU, Inc. *	1,541	7,196
United Natural Foods, Inc. *	40	1,909

		22,920

Food Products - 3.0%
Darling Ingredients, Inc. * (a)	1,699	21,934
Dean Foods Co.	104	2,265
Fresh Del Monte Produce, Inc. (a)	245	14,854
John B Sanfilippo & Son, Inc.	150	10,558
Omega Protein Corp. *	631	15,807
Sanderson Farms, Inc.	94	8,859

		74,277

Gas Utilities - 1.7%
ONE Gas, Inc. (a)	134	8,571
Southwest Gas Corp. (a)	442	33,866

		42,437

Health Care Equipment & Supplies - 3.0%
Analogic Corp.	29	2,406
AngioDynamics, Inc. *	159	2,682
Atrion Corp.	1	507
Cynosure, Inc., Class A *	56	2,554
Glaukos Corp. *	35	1,201
Globus Medical, Inc., Class A *	240	5,954

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 3.0% (continued)
Haemonetics Corp. *	12	482
Integer Holdings Corp. *	20	589
iRadimed Corp. *	646	7,171
LeMaitre Vascular, Inc.	212	5,372
Masimo Corp. * (a)	136	9,166
Merit Medical Systems, Inc. *	74	1,961
Natus Medical, Inc. *	178	6,194
OraSure Technologies, Inc. *	1,089	9,562
Orthofix International NV *	289	10,456
Surmodics, Inc. *	110	2,794
Tandem Diabetes Care, Inc. *	2,140	4,601

		73,652

Health Care Providers & Services - 3.4%
Aceto Corp.	22	483
AMN Healthcare Services, Inc. *	27	1,038
Chemed Corp.	38	6,096
CorVel Corp. *	446	16,324
Diplomat Pharmacy, Inc. *	317	3,994
HealthSouth Corp.	10	412
LHC Group, Inc. *	98	4,479
Magellan Health, Inc. * (a)	117	8,804
Molina Healthcare, Inc. *	50	2,713
National HealthCare Corp.	63	4,775
Owens & Minor, Inc. (a)	295	10,411
PharMerica Corp. *	227	5,709
Quorum Health Corp. *	846	6,150
Team Health Holdings, Inc. *	70	3,041
Triple-S Management Corp., Class B *	484	10,019

		84,448

Health Care Technology - 0.7%
HMS Holdings Corp. *	380	6,901
Omnicell, Inc. *	15	508
Quality Systems, Inc. *	806	10,599

		18,008

Hotels, Restaurants & Leisure - 2.3%
BJ’s Restaurants, Inc. *	102	4,009
Bloomin’ Brands, Inc.	408	7,356
Bojangles’, Inc. *	60	1,119
Boyd Gaming Corp. *	156	3,146
Buffalo Wild Wings, Inc. *	25	3,860
Cheesecake Factory, Inc. (The)	8	479
Del Frisco’s Restaurant Group, Inc. *	279	4,743
ILG, Inc.	98	1,781
International Speedway Corp., Class A	103	3,790
Intrawest Resorts Holdings, Inc. *	236	4,213
La Quinta Holdings, Inc. *	304	4,320
Marriott Vacations Worldwide Corp.	17	1,442
Penn National Gaming, Inc. *	39	538
Ruby Tuesday, Inc. *	186	601
Ruth’s Hospitality Group, Inc.	739	13,524
Texas Roadhouse, Inc.	30	1,447

		56,368

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	38	1,155
Beazer Homes USA, Inc. *	263	3,498
Century Communities, Inc. *	389	8,169
Flexsteel Industries, Inc.	146	9,004

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Household Durables - 2.0% (continued)
KB Home	52	822
La-Z-Boy, Inc.	109	3,384
Libbey, Inc.	335	6,519
M/I Homes, Inc. *	153	3,853
MDC Holdings, Inc.	39	1,001
Taylor Morrison Home Corp., Class A *	86	1,656
TopBuild Corp. *	149	5,304
ZAGG, Inc. *	526	3,735

		48,100

Insurance - 4.6%
Ambac Financial Group, Inc. * (a)	611	13,747
AMERISAFE, Inc.	19	1,185
Argo Group International Holdings Ltd.	155	10,215
CNO Financial Group, Inc. (a)	840	16,086
Employers Holdings, Inc. (a)	530	20,988
Enstar Group Ltd. *	12	2,372
Federated National Holding Co.	1,222	22,839
Genworth Financial, Inc., Class A *	530	2,019
Heritage Insurance Holdings, Inc.	143	2,241
Maiden Holdings Ltd.	204	3,560
National Western Life Group, Inc., Class A (a)	29	9,013
Safety Insurance Group, Inc.	101	7,444
United Fire Group, Inc.	8	393
United Insurance Holdings Corp.	63	954

		113,056

Internet & Direct Marketing Retail - 0.0% (b)
HSN, Inc.	29	995

Internet Software & Services - 1.4%
Bankrate, Inc. *	324	3,580
Bazaarvoice, Inc. *	282	1,368
Blucora, Inc. *	83	1,224
Brightcove, Inc. *	877	7,060
Carbonite, Inc. *	138	2,263
DHI Group, Inc. *	1,231	7,694
MeetMe, Inc. *	777	3,831
RetailMeNot, Inc. *	711	6,612
Web.com Group, Inc. *	23	486

		34,118

IT Services - 2.3%
Convergys Corp. (a)	628	15,424
EVERTEC, Inc.	774	13,739
Hackett Group, Inc. (The)	159	2,808
NeuStar, Inc., Class A *	150	5,010
Perficient, Inc. *	43	752
Sykes Enterprises, Inc. *	235	6,782
Travelport Worldwide Ltd.	611	8,615
Unisys Corp. *	152	2,272

		55,402

Leisure Products - 0.5%
MCBC Holdings, Inc.	673	9,812
Smith & Wesson Holding Corp. *	61	1,286

		11,098

Life Sciences Tools & Services - 0.9%
Cambrex Corp. *	72	3,884

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.9% (continued)
INC Research Holdings, Inc., Class A *	100	5,260
Luminex Corp. *	52	1,052
PAREXEL International Corp. *	137	9,004
PRA Health Sciences, Inc. *	34	1,874

		21,074

Machinery - 5.6%
Alamo Group, Inc.	126	9,589
Astec Industries, Inc.	147	9,917
Barnes Group, Inc.	55	2,608
Briggs & Stratton Corp.	183	4,074
CLARCOR, Inc.	49	4,041
Global Brass & Copper Holdings, Inc.	372	12,760
Greenbrier Cos., Inc. (The)	144	5,983
Harsco Corp.	552	7,507
Hyster-Yale Materials Handling, Inc.	77	4,910
Joy Global, Inc.	102	2,856
Kadant, Inc.	81	4,957
Kennametal, Inc.	243	7,596
Lydall, Inc. *	26	1,608
Meritor, Inc. *	498	6,185
Mueller Industries, Inc. (a)	346	13,826
Mueller Water Products, Inc., Class A (a)	706	9,397
Navistar International Corp. *	15	470
Rexnord Corp. *	81	1,587
SPX Corp. *	113	2,680
Standex International Corp.	35	3,075
Supreme Industries, Inc., Class A	691	10,849
TriMas Corp. *	177	4,159
Wabash National Corp.	227	3,591
Woodward, Inc.	31	2,141

		136,366

Media - 1.4%
Gannett Co., Inc. (a)	1,494	14,507
Media General, Inc. *	112	2,109
MSG Networks, Inc., Class A *	309	6,643
New Media Investment Group, Inc.	632	10,106
Time, Inc.	64	1,142
tronc, Inc.	62	860

		35,367

Metals & Mining - 3.6%
AK Steel Holding Corp. *	603	6,157
Cliffs Natural Resources, Inc. *	1,041	8,755
Coeur Mining, Inc. *	452	4,109
Commercial Metals Co. (a)	526	11,456
Gold Resource Corp.	119	518
Haynes International, Inc.	73	3,138
Kaiser Aluminum Corp. (a)	198	15,382
Materion Corp.	178	7,049
Olympic Steel, Inc.	117	2,835
Ryerson Holding Corp. *	759	10,133
Schnitzer Steel Industries, Inc., Class A	35	899
Stillwater Mining Co. *	128	2,062
SunCoke Energy, Inc. *	763	8,652
Worthington Industries, Inc.	132	6,262

		87,407

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Colony Capital, Inc., Class A	116	2,349
New Residential Investment Corp.	252	3,961

		6,310

Multiline Retail - 0.4%
Big Lots, Inc. (a)	210	10,544

Multi-Utilities - 0.5%
Avista Corp.	148	5,918
NorthWestern Corp.	93	5,289

		11,207

Oil, Gas & Consumable Fuels - 5.9%
Abraxas Petroleum Corp. *	483	1,241
Bill Barrett Corp. *	1,390	9,716
California Resources Corp. *	375	7,984
Callon Petroleum Co. *	160	2,459
Carrizo Oil & Gas, Inc. *	57	2,129
Clayton Williams Energy, Inc. *	5	596
Clean Energy Fuels Corp. *	614	1,756
Contango Oil & Gas Co. *	1,330	12,422
Denbury Resources, Inc. *	1,076	3,960
DHT Holdings, Inc.	1,002	4,148
Eclipse Resources Corp. *	1,656	4,422
Gener8 Maritime, Inc. *	1,739	7,791
Green Plains, Inc.	124	3,453
Oasis Petroleum, Inc. * (a)	1,045	15,821
Overseas Shipholding Group, Inc., Class A	4,462	17,089
PDC Energy, Inc. *	105	7,621
Renewable Energy Group, Inc. *	234	2,270
REX American Resources Corp. *	90	8,888
RSP Permian, Inc. * (a)	374	16,688
Ship Finance International Ltd. (Norway)	43	639
Teekay Corp.	91	731
Teekay Tankers Ltd., Class A	805	1,819
W&T Offshore, Inc. *	1,641	4,546
Western Refining, Inc.	84	3,179
Westmoreland Coal Co. *	232	4,099

		145,467

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp. *	138	2,613
Schweitzer-Mauduit International, Inc.	21	956

		3,569

Pharmaceuticals - 2.0%
Catalent, Inc. *	165	4,448
Impax Laboratories, Inc. *	346	4,585
Innoviva, Inc. *	114	1,220
Intersect ENT, Inc. *	93	1,125
Pacira Pharmaceuticals, Inc. *	102	3,295
Phibro Animal Health Corp., Class A	199	5,831
Prestige Brands Holdings, Inc. * (a)	308	16,047
SciClone Pharmaceuticals, Inc. *	1,068	11,534
Supernus Pharmaceuticals, Inc. *	24	606

		48,691

Professional Services - 2.3%
Acacia Research Corp. *	64	416

Investments	Shares	Value ($)
Professional Services - 2.3% (continued)
Barrett Business Services, Inc.	104	6,667
Huron Consulting Group, Inc. *	62	3,140
Insperity, Inc. (a)	212	15,041
Kelly Services, Inc., Class A	116	2,659
Kforce, Inc.	141	3,257
Mistras Group, Inc. *	64	1,644
RPX Corp. *	1,009	10,897
TrueBlue, Inc. * (a)	485	11,955

		55,676

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	49	2,199
Forestar Group, Inc. *	125	1,662
HFF, Inc., Class A	191	5,778

		9,639

Road & Rail - 0.4%
Roadrunner Transportation Systems, Inc. *	1,025	10,650

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc. *	110	6,022
Advanced Micro Devices, Inc. *	489	5,545
Alpha & Omega Semiconductor Ltd. *	277	5,892
Amkor Technology, Inc. *	633	6,678
Cabot Microelectronics Corp.	28	1,769
Cirrus Logic, Inc. *	83	4,693
Entegris, Inc. *	524	9,380
GigPeak, Inc. *	611	1,540
Integrated Device Technology, Inc. *	249	5,866
Intersil Corp., Class A	139	3,100
MaxLinear, Inc., Class A * (a)	404	8,807
Nanometrics, Inc. *	571	14,309
NeoPhotonics Corp. *	249	2,692
Photronics, Inc. *	411	4,644
Rudolph Technologies, Inc. *	191	4,460
Semtech Corp. *	222	7,004
Synaptics, Inc. * (a)	315	16,878
Ultratech, Inc. *	133	3,189

		112,468

Software - 2.0%
A10 Networks, Inc. *	284	2,360
Aspen Technology, Inc. *	24	1,312
Barracuda Networks, Inc. * (a)	425	9,108
CommVault Systems, Inc. *	57	2,930
Gigamon, Inc. *	35	1,594
Mentor Graphics Corp.	111	4,095
MicroStrategy, Inc., Class A *	27	5,330
Mitek Systems, Inc. *	137	842
Qualys, Inc. *	75	2,374
RealPage, Inc. *	81	2,430
Rubicon Project, Inc. (The) *	1,409	10,455
TiVo Corp. *	84	1,756
Verint Systems, Inc. *	129	4,547

		49,133

Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A	366	4,392
American Eagle Outfitters, Inc.	232	3,520
Big 5 Sporting Goods Corp.	188	3,262
Buckle, Inc. (The)	38	866

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Specialty Retail - 2.2% (continued)
Cato Corp. (The), Class A	104	3,128
Citi Trends, Inc.	129	2,430
DSW, Inc., Class A	51	1,155
Express, Inc. *	847	9,114
Francesca’s Holdings Corp. *	77	1,388
Genesco, Inc. *	10	621
GNC Holdings, Inc., Class A	328	3,621
Haverty Furniture Cos., Inc.	194	4,598
Kirkland’s, Inc. *	152	2,358
Office Depot, Inc.	1,288	5,822
Pier 1 Imports, Inc.	450	3,843
Sonic Automotive, Inc., Class A	131	3,000

		53,118

Technology Hardware, Storage & Peripherals - 0.5%
Avid Technology, Inc. *	957	4,211
Eastman Kodak Co. *	363	5,626
Super Micro Computer, Inc. *	113	3,170

		13,007

Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. *	801	5,495
Deckers Outdoor Corp. *	9	499
Fossil Group, Inc. *	62	1,603
Perry Ellis International, Inc. *	204	5,082
Vera Bradley, Inc. *	685	8,028
Vince Holding Corp. *	87	352
Wolverine World Wide, Inc.	17	373

		21,432

Thrifts & Mortgage Finance - 5.8%
Beneficial Bancorp, Inc.	40	736
Dime Community Bancshares, Inc.	1,167	23,457
Essent Group Ltd. *	77	2,492
EverBank Financial Corp.	106	2,062
Federal Agricultural Mortgage Corp., Class C	290	16,608
First Defiance Financial Corp.	257	13,040
Flagstar Bancorp, Inc. * (a)	674	18,158
MGIC Investment Corp. * (a)	1,819	18,536
NMI Holdings, Inc., Class A *	482	5,133
Oritani Financial Corp.	119	2,231
Radian Group, Inc. (a)	1,167	20,983
TrustCo Bank Corp.	1,176	10,290
Walker & Dunlop, Inc. *	79	2,465
Washington Federal, Inc.	197	6,767

		142,958

Tobacco - 0.1%
Vector Group Ltd.	96	2,183

Trading Companies & Distributors - 1.3%
Aircastle Ltd.	120	2,502
Applied Industrial Technologies, Inc.	63	3,742
MRC Global, Inc. * (a)	537	10,880
Rush Enterprises, Inc., Class A * (a)	302	9,634
Univar, Inc. *	215	6,099

		32,857

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. *	118	1,764

Investments	Shares	Value ($)
Water Utilities - 0.2%
SJW Group	98	5,486

TOTAL COMMON STOCKS (Cost $2,991,316)		2,962,304

EXCHANGE TRADED FUND - 5.7%
iShares Russell 2000 Fund (Cost $139,394)	1,025	138,221

SHORT-TERM INVESTMENTS - 9.7%

INVESTMENT COMPANIES - 9.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36% (2)(c)	9,859	9,859
Dreyfus Treasury & Agency Cash Management, Class I, 0.39% (2)(c)	39,437	39,437
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41% (2)(c)	139,649	139,649
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.39% (2)(c)	49,296	49,296

TOTAL SHORT-TERM INVESTMENTS (Cost $238,241)		238,241

TOTAL LONG POSITIONS (Cost $3,368,951)		3,338,766

SHORT POSITIONS - (27.6)%

COMMON STOCKS - (27.6)%

Aerospace & Defense - (0.7)%
Aerovironment, Inc. *	(202)	(5,420)
DigitalGlobe, Inc. *	(43)	(1,232)
Engility Holdings, Inc. *	(45)	(1,517)
KEYW Holding Corp. (The) *	(195)	(2,299)
Kratos Defense & Security Solutions, Inc. *	(518)	(3,833)
Mercury Systems, Inc. *	(87)	(2,629)

		(16,930)

Air Freight & Logistics - 0.0% (b)
XPO Logistics, Inc. *	(10)	(432)

Auto Components - (0.7)%
Gentherm, Inc. *	(32)	(1,083)
Motorcar Parts of America, Inc. *	(618)	(16,637)

		(17,720)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Beverages - (0.1)%
MGP Ingredients, Inc.	(45)	(2,249)

Biotechnology - (1.2)%
Adamas Pharmaceuticals, Inc. *	(264)	(4,462)
Agenus, Inc. *	(94)	(387)
Aimmune Therapeutics, Inc. *	(76)	(1,554)
Alder Biopharmaceuticals, Inc. *	(34)	(707)
Atara Biotherapeutics, Inc. *	(173)	(2,457)
BioCryst Pharmaceuticals, Inc. *	(73)	(462)
CytomX Therapeutics, Inc. *	(74)	(813)
Epizyme, Inc. *	(73)	(883)
Foundation Medicine, Inc. *	(302)	(5,346)
Inotek Pharmaceuticals Corp. *	(542)	(3,306)
Lion Biotechnologies, Inc. *	(326)	(2,266)
Loxo Oncology, Inc. *	(19)	(610)
Otonomy, Inc. *	(173)	(2,751)
REGENXBIO, Inc. *	(46)	(853)
Sorrento Therapeutics, Inc. *	(103)	(505)
Trevena, Inc. *	(364)	(2,140)

		(29,502)

Building Products - (0.7)%
AAON, Inc.	(115)	(3,801)
Builders FirstSource, Inc. *	(557)	(6,110)
Griffon Corp.	(218)	(5,711)
PGT Innovations, Inc. *	(184)	(2,107)

		(17,729)

Capital Markets - (0.5)%
Cowen Group, Inc., Class A *	(33)	(512)
Financial Engines, Inc.	(217)	(7,975)
WisdomTree Investments, Inc.	(402)	(4,478)

		(12,965)

Chemicals - (0.8)%
Balchem Corp.	(194)	(16,280)
Flotek Industries, Inc. *	(295)	(2,770)
LSB Industries, Inc. *	(142)	(1,196)

		(20,246)

Commercial Services & Supplies - (1.3)%
Mobile Mini, Inc.	(658)	(19,904)
Team, Inc. *	(318)	(12,482)

		(32,386)

Communications Equipment - (0.6)%
CalAmp Corp. *	(35)	(507)
Harmonic, Inc. *	(2,035)	(10,175)
NetScout Systems, Inc. *	(37)	(1,166)
ViaSat, Inc. *	(29)	(1,920)

		(13,768)

Construction & Engineering - (0.3)%
NV5 Global, Inc. *	(223)	(7,448)

Diversified Consumer Services - (1.1)%
Carriage Services, Inc.	(175)	(5,012)
Chegg, Inc. *	(2,885)	(21,291)

		(26,303)

Diversified Telecommunication Services - (0.1)%
Globalstar, Inc. *	(1,373)	(2,169)

Investments	Shares	Value ($)
Diversified Telecommunication Services - (0.1)% (continued)
Iridium Communications, Inc. *	(138)	(1,325)

		(3,494)

Electronic Equipment, Instruments & Components - (1.3)%
InvenSense, Inc. *	(162)	(2,072)
Knowles Corp. *	(342)	(5,715)
Mesa Laboratories, Inc.	(101)	(12,398)
OSI Systems, Inc. *	(49)	(3,730)
Universal Display Corp. *	(142)	(7,994)

		(31,909)

Energy Equipment & Services - (0.5)%
Geospace Technologies Corp. *	(85)	(1,730)
Hornbeck Offshore Services, Inc. *	(768)	(5,545)
Tesco Corp. *	(599)	(4,942)

		(12,217)

Equity Real Estate Investment Trusts (REITs) - (0.1)%
Preferred Apartment Communities, Inc., Class A	(213)	(3,176)

Food & Staples Retailing - (0.5)%
Smart & Final Stores, Inc. *	(782)	(11,026)

Food Products - (0.1)%
Amplify Snack Brands, Inc. *	(170)	(1,498)
Freshpet, Inc. *	(194)	(1,969)

		(3,467)

Health Care Equipment & Supplies - (1.3)%
AtriCure, Inc. *	(337)	(6,595)
AxoGen, Inc. *	(515)	(4,635)
Cerus Corp. *	(2,535)	(11,028)
Endologix, Inc. *	(1,132)	(6,475)
GenMark Diagnostics, Inc. *	(159)	(1,946)

		(30,679)

Health Care Providers & Services - (0.4)%
BioScrip, Inc. *	(1,010)	(1,050)
Capital Senior Living Corp. *	(553)	(8,876)

		(9,926)

Hotels, Restaurants & Leisure - (1.0)%
Kona Grill, Inc. *	(236)	(2,962)
Pinnacle Entertainment, Inc. *	(610)	(8,845)
Scientific Games Corp., Class A *	(371)	(5,194)
Shake Shack, Inc., Class A *	(74)	(2,648)
Zoe’s Kitchen, Inc. *	(203)	(4,870)

		(24,519)

Household Durables - (0.1)%
Installed Building Products, Inc. *	(76)	(3,139)

Independent Power and Renewable Electricity Producers - (0.1)%
TerraForm Power, Inc., Class A *	(172)	(2,203)

Internet & Direct Marketing Retail - (0.3)%
Etsy, Inc. *	(439)	(5,171)
Wayfair, Inc., Class A *	(80)	(2,804)

		(7,975)

Internet Software & Services - (1.3)%
2U, Inc. *	(68)	(2,050)
Angie’s List, Inc. *	(178)	(1,465)
Benefitfocus, Inc. *	(19)	(564)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Internet Software & Services - (1.3)% (continued)
Endurance International Group Holdings, Inc. *	(169)	(1,572)
Envestnet, Inc. *	(75)	(2,644)
Gogo, Inc. *	(156)	(1,438)
GTT Communications, Inc. *	(169)	(4,859)
Hortonworks, Inc. *	(607)	(5,044)
Q2 Holdings, Inc. *	(391)	(11,280)
TrueCar, Inc. *	(44)	(550)

		(31,466)

IT Services - 0.0% (b)
EPAM Systems, Inc. *	(16)	(1,029)

Leisure Products - (0.1)%
Arctic Cat, Inc. *	(45)	(676)
Malibu Boats, Inc., Class A *	(81)	(1,545)

		(2,221)

Life Sciences Tools & Services - (0.8)%
Accelerate Diagnostics, Inc. *	(240)	(4,980)
Albany Molecular Research, Inc. *	(609)	(11,425)
NeoGenomics, Inc. *	(223)	(1,911)
Pacific Biosciences of California, Inc. *	(564)	(2,143)

		(20,459)

Machinery - (0.4)%
ExOne Co. (The) *	(477)	(4,455)
Manitowoc Co., Inc. (The) *	(171)	(1,023)
Proto Labs, Inc. *	(21)	(1,078)
Titan International, Inc.	(243)	(2,724)

		(9,280)

Media - (1.4)%
EW Scripps Co. (The), Class A *	(543)	(10,496)
Global Eagle Entertainment, Inc. *	(2,268)	(14,651)
Gray Television, Inc. *	(636)	(6,901)
MDC Partners, Inc., Class A	(256)	(1,677)

		(33,725)

Metals & Mining - (0.2)%
Allegheny Technologies, Inc.	(124)	(1,976)
Century Aluminum Co. *	(204)	(1,746)

		(3,722)

Multiline Retail - 0.0% (b)
Tuesday Morning Corp. *	(141)	(761)

Oil, Gas & Consumable Fuels - (1.4)%
Ardmore Shipping Corp. (Ireland)	(77)	(570)
Cobalt International Energy, Inc. *	(3,492)	(4,260)
Delek US Holdings, Inc.	(94)	(2,263)
Dorian LPG Ltd. *	(1,590)	(13,054)
Northern Oil and Gas, Inc. *	(479)	(1,317)
Par Pacific Holdings, Inc. *	(291)	(4,231)
Ring Energy, Inc. *	(207)	(2,689)
Synergy Resources Corp. *	(607)	(5,408)

		(33,792)

Paper & Forest Products - (0.3)%
Deltic Timber Corp.	(84)	(6,474)

Investments	Shares	Value ($)
Pharmaceuticals - (2.5)%
Aclaris Therapeutics, Inc. *	(251)	(6,812)
Aerie Pharmaceuticals, Inc. *	(23)	(871)
Collegium Pharmaceutical, Inc. *	(651)	(10,136)
Dermira, Inc. *	(358)	(10,858)
Egalet Corp. *	(651)	(4,980)
Intra-Cellular Therapies, Inc. *	(196)	(2,958)
Medicines Co. (The) *	(39)	(1,324)
Paratek Pharmaceuticals, Inc. *	(201)	(3,095)
Revance Therapeutics, Inc. *	(308)	(6,376)
Teligent, Inc. *	(1,065)	(7,040)
TherapeuticsMD, Inc. *	(85)	(490)
Zogenix, Inc. *	(561)	(6,816)

		(61,756)

Professional Services - (1.0)%
Advisory Board Co. (The) *	(335)	(11,139)
CEB, Inc.	(21)	(1,272)
Exponent, Inc.	(43)	(2,593)
Korn/Ferry International	(132)	(3,885)
WageWorks, Inc. *	(72)	(5,220)

		(24,109)

Real Estate Management & Development - (0.1)%
Kennedy-Wilson Holdings, Inc.	(55)	(1,128)

Road & Rail - (0.2)%
Celadon Group, Inc.	(778)	(5,563)

Semiconductors & Semiconductor Equipment - (0.7)%
Cavium, Inc. *	(137)	(8,554)
FormFactor, Inc. *	(97)	(1,087)
MACOM Technology Solutions Holdings, Inc. *	(171)	(7,914)

		(17,555)

Software - (0.8)%
Callidus Software, Inc. *	(28)	(470)
Glu Mobile, Inc. *	(1,068)	(2,072)
HubSpot, Inc. *	(20)	(940)
Paylocity Holding Corp. *	(100)	(3,001)
Proofpoint, Inc. *	(5)	(353)
PROS Holdings, Inc. *	(313)	(6,736)
Rapid7, Inc. *	(294)	(3,578)
Workiva, Inc. *	(246)	(3,358)

		(20,508)

Specialty Retail - (0.5)%
Boot Barn Holdings, Inc. *	(75)	(939)
Conn’s, Inc. *	(113)	(1,429)
Lumber Liquidators Holdings, Inc. *	(349)	(5,493)
Stage Stores, Inc.	(700)	(3,059)
Tile Shop Holdings, Inc. *	(30)	(587)

		(11,507)

Technology Hardware, Storage & Peripherals - (0.6)%
Diebold Nixdorf, Inc.	(22)	(553)
Immersion Corp. *	(58)	(617)
Nimble Storage, Inc. *	(117)	(927)
Pure Storage, Inc., Class A *	(542)	(6,130)
USA Technologies, Inc. *	(1,197)	(5,147)

		(13,374)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - (0.5)%
G-III Apparel Group Ltd. *	(57)	(1,685)
Iconix Brand Group, Inc. *	(486)	(4,539)
Sequential Brands Group, Inc. *	(1,402)	(6,562)

		(12,786)

Thrifts & Mortgage Finance - (1.0)%
Nationstar Mortgage Holdings, Inc. *	(302)	(5,454)
Ocwen Financial Corp. *	(2,654)	(14,305)
PHH Corp. *	(287)	(4,351)

		(24,110)

TOTAL COMMON STOCKS (Proceeds $ (691,137))		(676,733)

TOTAL SHORT POSITIONS (Proceeds $ (691,137))		(676,733)

Total Investments In Securities At Value - 108.7% (Cost $2,677,814)		2,662,033

Liabilities In Excess Of Other Assets - (8.7)%		(212,301)

Net Assets - 100.0%		2,449,732

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$226,302	9.2%
Consumer Staples	82,639	3.4
Energy	179,577	7.3
Exchange Traded Fund	138,221	5.7
Financials	566,527	23.1
Health Care	173,099	7.1
Industrials	441,178	18.0
Information Technology	275,377	11.2
Materials	180,576	7.4
Real Estate	81,229	3.3
Telecommunication Services	8,621	0.4
Utilities	70,446	2.9
Short-Term Investments	238,241	9.7

Total Investments In Securities At Value	2,662,033	108.7
Liabilities in Excess of Other Assets	(212,301)	(8.7)

Net Assets	$2,449,732	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $849,826.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 12/31/2016.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
LONG POSITIONS - 125.5%

COMMON STOCKS - 120.8%

Australia - 9.4%
AGL Energy Ltd.	406	6,460
Ansell Ltd.	54	961
Aristocrat Leisure Ltd.	580	6,471
Aurizon Holdings Ltd.	7,296	26,527
Australia & New Zealand Banking Group Ltd.	1,163	25,459
BHP Billiton Ltd.	776	13,902
BHP Billiton plc	139	2,213
Caltex Australia Ltd.	157	3,442
CIMIC Group Ltd.	1,451	36,509
Dexus Property Group, REIT	1,128	7,825
Fortescue Metals Group Ltd.	4,865	20,331
Goodman Group, REIT	815	4,186
LendLease Group	1,198	12,589
Macquarie Group Ltd.	36	2,255
National Australia Bank Ltd.	1,352	29,864
Newcrest Mining Ltd.	1,581	22,670
Orica Ltd.	1,142	14,514
Origin Energy Ltd.	3,727	17,633
QBE Insurance Group Ltd.	1,525	13,626
Scentre Group, REIT	1,092	3,655
South32 Ltd.	23,711	46,676
Stockland, REIT	507	1,675
Suncorp Group Ltd.	108	1,052
Westfield Corp., REIT	289	1,954

		322,449

Belgium - 1.8%
Ageas	158	6,245
Galapagos NV *	217	13,898
KBC Group NV	227	14,026
UCB SA	189	12,092
Umicore SA	247	14,052

		60,313

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	24,800	13,906

Denmark - 2.8%
Danske Bank A/S	542	16,398
GN Store Nord A/S	600	12,408
H Lundbeck A/S *	524	21,275
Novo Nordisk A/S, Class B	153	5,488
TDC A/S *	3,301	16,922
Vestas Wind Systems A/S (a)	388	25,129

		97,620

Finland - 1.7%
Cargotec OYJ, Class B	107	4,817
Neste OYJ (a)	938	35,895
UPM-Kymmene OYJ	763	18,660

		59,372

France - 13.1%
Arkema SA	146	14,271

Investments	Shares	Value ($)
France - 13.1% (continued)
Atos SE (a)	503	53,015
AXA SA	324	8,168
BNP Paribas SA (a)	774	49,256
Capgemini SA	51	4,297
Cie de Saint-Gobain (a)	475	22,096
Cie Generale des Etablissements Michelin (a)	289	32,125
Cie Plastic Omnium SA	206	6,570
CNP Assurances (a)	1,496	27,690
Credit Agricole SA	474	5,867
Eiffage SA	93	6,477
Faurecia	34	1,317
Gecina SA, REIT	7	967
Ipsen SA	165	11,922
Lagardere SCA	132	3,664
Orange SA	65	986
Peugeot SA *(a)	2,054	33,454
Publicis Groupe SA	68	4,685
Renault SA	52	4,618
Sanofi	179	14,475
Schneider Electric SE	220	15,283
SCOR SE	29	1,001
SEB SA (a)	291	39,432
Societe Generale SA (a)	413	20,314
Sodexo SA	86	9,874
Teleperformance (a)	223	22,357
Thales SA	54	5,231
TOTAL SA	218	11,182
Ubisoft Entertainment SA *	332	11,798
Valeo SA	163	9,357

		451,749

Germany - 11.2%
Allianz SE (a)	181	29,872
Aurubis AG	266	15,309
BASF SE	142	13,160
Bayer AG (a)	228	23,754
Covestro AG (a)(b)	445	30,459
Deutsche Lufthansa AG	261	3,364
Deutsche Post AG	423	13,872
Evonik Industries AG (a)	650	19,376
Fresenius SE & Co. KGaA	99	7,723
Hella KGaA Hueck & Co.	85	3,199
HOCHTIEF AG	18	2,513
Infineon Technologies AG	1,063	18,387
KION Group AG	105	5,830
LANXESS AG	52	3,405
Linde AG	44	7,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	130	24,554
OSRAM Licht AG	58	3,037
Rheinmetall AG	161	10,805
RWE AG *	976	12,111
Salzgitter AG	288	10,105
SAP SE	31	2,682
Siemens AG (a)	195	23,876
Software AG (a)	531	19,245
STADA Arzneimittel AG	331	17,100
Suedzucker AG (a)	1,731	41,261

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Germany - 11.2% (continued)
Talanx AG	395	13,192
TUI AG	532	7,617
Vonovia SE	111	3,604

		386,630

Hong Kong - 3.6%
Cheung Kong Property Holdings Ltd.	1,000	6,107
CLP Holdings Ltd.	500	4,585
Galaxy Entertainment Group Ltd.	1,000	4,331
Henderson Land Development Co. Ltd.	1,000	5,300
Hong Kong Exchanges & Clearing Ltd.	300	7,056
Kerry Properties Ltd. (a)	7,000	18,930
Link REIT	500	3,242
New World Development Co. Ltd.	5,000	5,268
Sino Land Co. Ltd.	8,000	11,928
SJM Holdings Ltd.	3,000	2,341
Sun Hung Kai Properties Ltd.	1,000	12,592
WH Group Ltd. (b)	8,000	6,449
Wharf Holdings Ltd. (The)	1,000	6,624
Wheelock & Co. Ltd.	2,000	11,224
Yue Yuen Industrial Holdings Ltd.	4,500	16,311

		122,288

Italy - 4.0%
A2A SpA	27,199	35,127
Autogrill SpA	1,616	14,582
BPER Banca	2,502	13,279
Enel SpA (a)	9,101	40,005
Intesa Sanpaolo SpA	5,626	14,251
Leonardo-Finmeccanica SpA *	704	9,860
Unipol Gruppo Finanziario SpA	2,795	10,051

		137,155

Japan - 30.2%
Advantest Corp.	600	10,069
Amada Holdings Co. Ltd.	1,000	11,141
Aozora Bank Ltd.	3,000	10,600
Asahi Group Holdings Ltd.	300	9,446
Asahi Kasei Corp.	1,000	8,701
Astellas Pharma, Inc.	900	12,486
Bandai Namco Holdings, Inc.	300	8,257
Bridgestone Corp.	400	14,392
Brother Industries Ltd. (a)	1,400	25,168
Chubu Electric Power Co., Inc.	900	12,524
Citizen Watch Co. Ltd.	1,600	9,539
Daiichi Sankyo Co. Ltd.	200	4,084
Daikin Industries Ltd.	100	9,161
Daiwa House Industry Co. Ltd.	100	2,727
DeNA Co. Ltd.	500	10,928
FUJIFILM Holdings Corp.	200	7,573
Fujitsu Ltd.	3,000	16,613
Gunma Bank Ltd. (The)	200	1,093
Haseko Corp.	1,200	12,167
Hitachi Chemical Co. Ltd.	600	14,968
Hitachi Construction Machinery Co. Ltd.	500	10,809
Hitachi High-Technologies Corp. (a)	900	36,198
Hitachi Ltd.	1,000	5,392
Idemitsu Kosan Co. Ltd.	400	10,610

Investments	Shares	Value ($)
Japan - 30.2% (continued)
ITOCHU Corp.	1,200	15,889
Itochu Techno-Solutions Corp.	400	10,382
Japan Airlines Co. Ltd.	200	5,836
Japan Tobacco, Inc.	100	3,282
JTEKT Corp.	200	3,189
Kajima Corp.	2,000	13,814
Kamigumi Co. Ltd.	1,000	9,524
Kao Corp.	100	4,734
Komatsu Ltd.	300	6,795
Konami Holdings Corp.	300	12,107
Konica Minolta, Inc.	1,300	12,884
Kuraray Co. Ltd.	100	1,500
Kyushu Financial Group, Inc.	2,300	15,584
Marubeni Corp.	200	1,131
Matsumotokiyoshi Holdings Co. Ltd.	200	9,839
Mazda Motor Corp.	500	8,142
Mitsubishi Chemical Holdings Corp.	600	3,879
Mitsubishi Corp. (a)	1,000	21,239
Mitsubishi Electric Corp.	1,000	13,909
Mitsubishi Gas Chemical Co., Inc.	1,200	20,447
Mitsubishi UFJ Financial Group, Inc.	200	1,233
Mitsubishi UFJ Lease & Finance Co. Ltd.	400	2,063
Mitsui & Co. Ltd.	100	1,370
Mitsui Chemicals, Inc.	3,000	13,442
Mixi, Inc.	200	7,288
Mizuho Financial Group, Inc.	8,400	15,074
MS&AD Insurance Group Holdings, Inc. (a)	900	27,871
NH Foods Ltd.	1,000	26,977
Nippon Express Co. Ltd.	6,000	32,216
Nippon Telegraph & Telephone Corp.	400	16,838
Nomura Real Estate Master Fund, Inc., REIT	1	1,514
NTT DOCOMO, Inc.	300	6,824
Obayashi Corp.	900	8,593
ORIX Corp.	1,000	15,564
Resona Holdings, Inc. (a)	5,100	26,138
Rohm Co. Ltd.	100	5,737
Sega Sammy Holdings, Inc.	900	13,374
Seiko Epson Corp.	500	10,556
Sekisui Chemical Co. Ltd.	500	7,959
Shimizu Corp.	1,000	9,128
Shin-Etsu Chemical Co. Ltd.	100	7,739
Shinsei Bank Ltd.	3,000	5,020
Shionogi & Co. Ltd.	300	14,338
SoftBank Group Corp.	200	13,235
Sojitz Corp.	6,300	15,253
Sompo Holdings, Inc.	400	13,509
Square Enix Holdings Co. Ltd.	300	7,692
Sumitomo Corp.	600	7,044
Sumitomo Dainippon Pharma Co. Ltd.	700	12,015
Sumitomo Electric Industries Ltd.	200	2,880
Sumitomo Heavy Industries Ltd.	3,000	19,263
Sumitomo Mitsui Financial Group, Inc. (a)	600	22,850
Sumitomo Mitsui Trust Holdings, Inc.	400	14,311

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
Japan - 30.2% (continued)
Sumitomo Rubber Industries Ltd.	300	4,747
Suzuki Motor Corp.	400	14,044
T&D Holdings, Inc.	600	7,918
Taiheiyo Cement Corp.	2,000	6,305
Taisei Corp.	2,000	13,966
Teijin Ltd.	100	2,021
THK Co. Ltd.	300	6,625
Tokio Marine Holdings, Inc.	100	4,094
Tokyo Electron Ltd. (a)	200	18,810
Toshiba Corp. *	2,000	4,831
Tosoh Corp.	3,000	21,162
Toyo Seikan Group Holdings Ltd.	200	3,719
Toyota Boshoku Corp.	300	6,877
Toyota Motor Corp. (a)	500	29,314
Toyota Tsusho Corp.	100	2,599
Yamada Denki Co. Ltd.	200	1,077
Yamaha Corp.	100	3,049
Yamato Holdings Co. Ltd.	300	6,081
Yokogawa Electric Corp.	500	7,219

		1,038,118

Netherlands - 4.3%
ABN AMRO Group NV, CVA (a)(b)	978	21,655
Aegon NV	1,588	8,724
Akzo Nobel NV	16	1,000
ASM International NV	220	9,863
ASML Holding NV	17	1,905
ING Groep NV	944	13,290
Koninklijke Ahold Delhaize NV	256	5,392
Koninklijke DSM NV	258	15,461
Koninklijke Philips NV (a)	795	24,305
Koninklijke Vopak NV	46	2,170
Randstad Holding NV	249	13,488
Royal Dutch Shell plc, Class B	897	25,773
Wolters Kluwer NV	174	6,293

		149,319

Norway - 1.1%
DNB ASA	581	8,625
Leroy Seafood Group ASA	18	1,002
Norsk Hydro ASA	894	4,267
Salmar ASA (a)	844	25,203

		39,097

Singapore - 0.4%
City Developments Ltd.	400	2,283
Genting Singapore plc	17,900	11,141
Wilmar International Ltd.	600	1,482

		14,906

South Africa - 0.3%
Investec plc	1,364	8,946
Mondi plc	92	1,879

		10,825

Spain - 4.6%
ACS Actividades de Construccion y Servicios SA	223	7,037
Banco Bilbao Vizcaya Argentaria SA	2,462	16,591
Banco de Sabadell SA	2,009	2,792
Banco Santander SA (a)	6,233	32,426
Ebro Foods SA	266	5,567
Endesa SA (a)	1,226	25,927

Investments	Shares	Value ($)
Spain - 4.6% (continued)
Mapfre SA	3,027	9,221
Prosegur Cia de Seguridad SA	1,120	6,989
Repsol SA (a)	2,130	29,933
Tecnicas Reunidas SA	389	15,909
Telefonica SA	663	6,121

		158,513

Sweden - 2.8%
BillerudKorsnas AB	619	10,367
Boliden AB	841	21,845
Electrolux AB, Series B	559	13,842
Holmen AB, Class B	40	1,432
Investor AB, Class B	109	4,061
NCC AB, Class B	222	5,484
Nordea Bank AB	572	6,338
Saab AB, Class B	351	13,090
Skanska AB, Class B	188	4,426
SSAB AB, Class A *	2,105	7,950
Swedish Match AB	261	8,281

		97,116

Switzerland - 10.3%
ABB Ltd. *(a)	1,660	34,929
Actelion Ltd. *	79	17,073
Adecco Group AG	226	14,753
Baloise Holding AG	23	2,894
Coca-Cola HBC AG *	47	1,023
Geberit AG	23	9,208
Georg Fischer AG	20	16,356
Glencore plc *	5,297	17,898
Nestle SA (a)	390	27,939
Novartis AG (a)	298	21,672
Partners Group Holding AG	40	18,726
Roche Holding AG (a)	98	22,339
Sika AG	3	14,394
STMicroelectronics NV (a)	2,622	29,756
Swiss Re AG (a)	316	29,898
Syngenta AG	22	8,692
Temenos Group AG *	238	16,544
UBS Group AG	825	12,899
Wolseley plc	52	3,174
Zurich Insurance Group AG *(a)	127	34,902

		355,069

United Kingdom - 18.8%
Aberdeen Asset Management plc	7,481	23,653
Amec Foster Wheeler plc	2,130	12,300
Anglo American plc *	775	10,950
Ashtead Group plc	273	5,307
ASOS plc *	40	2,444
Barclays plc	1,129	3,098
Barratt Developments plc	4,835	27,488
Bellway plc	237	7,224
Berendsen plc	1,119	11,997
Berkeley Group Holdings plc	41	1,417
BP plc	4,258	26,670
British Land Co. plc (The), REIT	122	947
BT Group plc	7,394	33,379
Burberry Group plc	242	4,460
Centrica plc	5,172	14,896
Close Brothers Group plc	459	8,152

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
United Kingdom - 18.8% (continued)
Dialog Semiconductor plc *(a)	519	21,806
Dixons Carphone plc	4,577	19,990
Fiat Chrysler Automobiles NV	1,643	14,946
G4S plc	371	1,072
GlaxoSmithKline plc	894	17,172
Hammerson plc, REIT	636	4,482
Howden Joinery Group plc	883	4,167
HSBC Holdings plc	4,093	33,025
Inchcape plc	357	3,085
Indivior plc	8,867	32,308
Intermediate Capital Group plc	2,203	18,967
International Consolidated Airlines Group SA	1,548	8,388
Jupiter Fund Management plc	588	3,202
Kingfisher plc	2,965	12,774
Land Securities Group plc, REIT	268	3,521
Lloyds Banking Group plc	7,393	5,677
Man Group plc	2,635	3,834
Marks & Spencer Group plc	289	1,245
Moneysupermarket.com Group plc	2,276	8,244
Pearson plc	183	1,836
Playtech plc	302	3,073
Reckitt Benckiser Group plc	235	19,906
RELX plc	262	4,669
Rio Tinto Ltd.	102	4,370
Rio Tinto plc	397	15,157
Royal Mail plc	9,515	54,087
Segro plc, REIT	1,109	6,273
Sky plc	248	3,023
Subsea 7 SA *	418	5,279
Tate & Lyle plc	5,244	45,637
Taylor Wimpey plc	1,910	3,602
Unilever plc	309	12,496
WH Smith plc	609	11,669
William Hill plc	4,507	16,098
Wm Morrison Supermarkets plc	2,946	8,367
WPP plc	834	18,559

		646,388

TOTAL COMMON STOCKS (Cost $4,111,735)		4,160,833

EXCHANGE TRADED FUND - 3.1%

United States
iShares MSCI EAFE Fund (Cost $105,558) (1)	1,824	105,299

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.36% (c)	18	18
Dreyfus Treasury & Agency Cash Management, Class I, 0.39% (c)	71	71
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41% (c)	56,173	56,173
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.39% (c)	88	88

TOTAL SHORT-TERM INVESTMENTS (Cost $56,350)		56,350

TOTAL LONG POSITIONS (Cost $4,273,643)		4,322,482

SHORT POSITIONS - (27.6)%

COMMON STOCKS - (27.0)%

Australia - (3.0)%
Alumina Ltd.	(2,273)	(2,972)
Domino’s Pizza Enterprises Ltd.	(22)	(1,029)
Iluka Resources Ltd.	(1,978)	(10,299)
Incitec Pivot Ltd.	(3,282)	(8,493)
Magellan Financial Group Ltd.	(1,898)	(32,441)
Oil Search Ltd.	(1,976)	(10,170)
Platinum Asset Management Ltd.	(2,515)	(9,558)
REA Group Ltd.	(296)	(11,763)
SEEK Ltd.	(271)	(2,902)
TPG Telecom Ltd.	(2,629)	(12,906)

		(102,533)

Belgium - (0.2)%
Telenet Group Holding NV *	(136)	(7,538)

Chile - (0.1)%
Antofagasta plc	(513)	(4,247)

Denmark - (0.8)%
Chr Hansen Holding A/S	(216)	(11,946)
Novozymes A/S, Class B	(440)	(15,141)

		(27,087)

Finland - (0.3)%
Amer Sports OYJ	(134)	(3,556)
Nokia OYJ	(1,749)	(8,388)

		(11,944)

France - (3.2)%
Bollore SA	(5,933)	(20,890)
Edenred	(994)	(19,682)
Electricite de France SA	(919)	(9,351)
Groupe Eurotunnel SE	(3,216)	(30,552)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
France - (3.2)% (continued)
Ingenico Group SA	(91)	(7,260)
JCDecaux SA	(53)	(1,558)
SFR Group SA *	(803)	(22,639)

		(111,932)

Germany - (1.6)%
Bilfinger SE *	(149)	(5,737)
Fielmann AG	(173)	(11,417)
Fraport AG Frankfurt Airport Services Worldwide	(64)	(3,776)
Telefonica Deutschland Holding AG	(1,704)	(7,284)
United Internet AG	(682)	(26,613)

		(54,827)

Italy - (1.8)%
Azimut Holding SpA	(836)	(13,906)
Banca Generali SpA	(1,006)	(23,927)
Banco Popolare SC	(1,567)	(3,771)
Luxottica Group SpA	(234)	(12,577)
Salvatore Ferragamo SpA	(192)	(4,529)
Terna Rete Elettrica Nazionale SpA	(246)	(1,125)
Yoox Net-A-Porter Group SpA *	(34)	(961)

		(60,796)

Japan - (8.0)%
Acom Co. Ltd. *	(1,300)	(5,677)
Aeon Co. Ltd.	(100)	(1,413)
AEON Financial Service Co. Ltd.	(300)	(5,314)
Alps Electric Co. Ltd.	(600)	(14,417)
Asics Corp.	(700)	(13,949)
Bank of Kyoto Ltd. (The)	(3,000)	(22,238)
Calbee, Inc.	(600)	(18,769)
Chugoku Electric Power Co., Inc. (The)	(1,100)	(12,875)
Don Quijote Holdings Co. Ltd.	(400)	(14,762)
Electric Power Development Co. Ltd.	(100)	(2,295)
Hamamatsu Photonics KK	(100)	(2,626)
Hiroshima Bank Ltd. (The)	(1,000)	(4,660)
Hokuriku Electric Power Co.	(2,600)	(29,081)
Iyo Bank Ltd. (The)	(300)	(2,065)
Japan Airport Terminal Co. Ltd.	(200)	(7,227)
Kakaku.com, Inc.	(100)	(1,652)
Kobe Steel Ltd. *	(100)	(951)
Marui Group Co. Ltd.	(400)	(5,828)
Mitsubishi Motors Corp.	(600)	(3,411)
MonotaRO Co. Ltd.	(500)	(10,196)
Nankai Electric Railway Co. Ltd.	(1,000)	(5,067)
NGK Spark Plug Co. Ltd.	(900)	(19,948)
Nippon Yusen KK	(2,000)	(3,704)
NOK Corp.	(100)	(2,022)
Orient Corp. *	(1,200)	(2,176)
Ricoh Co. Ltd.	(100)	(845)
Seibu Holdings, Inc.	(200)	(3,581)
Seven Bank Ltd.	(9,700)	(27,736)
Shikoku Electric Power Co., Inc.	(100)	(1,010)
Sony Financial Holdings, Inc.	(1,100)	(17,147)
Yakult Honsha Co. Ltd.	(300)	(13,880)

		(276,522)

Jordan - (1.5)%
Hikma Pharmaceuticals plc	(2,160)	(50,345)

Investments	Shares	Value ($)
Luxembourg - (1.1)%
Tenaris SA	(2,137)	(38,147)

Netherlands - (0.6)%
Altice NV, Class A *	(970)	(19,196)
SBM Offshore NV	(87)	(1,362)

		(20,558)

Norway - (1.0)%
Schibsted ASA, Class A	(1,441)	(32,981)

Singapore - (0.1)%
Keppel Corp. Ltd.	(1,100)	(4,378)

South Africa - (0.3)%
Mediclinic International plc	(1,039)	(9,869)

Spain - (1.2)%
Acerinox SA	(764)	(10,095)
Banco Popular Espanol SA	(12,375)	(11,923)
Cellnex Telecom SA (b)	(1,453)	(20,857)

		(42,875)

Switzerland - (0.8)%
Chocoladefabriken Lindt & Spruengli AG	(5)	(25,872)

United Kingdom - (1.2)%
AA plc	(2,171)	(7,416)
Aggreko plc	(281)	(3,172)
BTG plc *	(1,126)	(8,177)
Hargreaves Lansdown plc	(367)	(5,461)
Inmarsat plc	(938)	(8,679)
Just Eat plc *	(619)	(4,448)
Pennon Group plc	(295)	(3,002)

		(40,355)

United States - (0.2)%
QIAGEN NV *	(278)	(7,791)

TOTAL COMMON STOCKS (Proceeds $ (921,760))		(930,597)

PREFERRED STOCKS - (0.6)%

Germany - (0.6)%
Sartorius AG	(249)	(18,449)
Volkswagen AG	(22)	(3,078)

TOTAL PREFERRED STOCKS (Proceeds $ (21,268))		(21,527)

TOTAL SHORT POSITIONS (Proceeds $ (943,028))		(952,124)

Total Investments In Securities At Value - 97.9% (Cost $3,330,615)		3,370,358

Other Assets In Excess Of Liabilities - 2.1%		73,220

Net Assets - 100.0%		3,443,578

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$323,552	9.4%
Consumer Staples	204,349	5.9
Energy	147,117	4.3
Exchange Traded Fund	105,299	3.1
Financials	659,994	19.2
Health Care	199,954	5.8
Industrials	629,254	18.3
Information Technology	348,518	10.1
Materials	441,720	12.8
Real Estate	139,416	4.1
Telecommunication Services	21,940	0.6
Utilities	92,895	2.7
Short-Term Investments	56,350	1.6

Total Investments In Securities At Value	3,370,358	97.9
Other Assets in Excess of Liabilities	73,220	2.1

Net Assets	$3,443,578	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,187,830.
(b)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 12/31/2016 amounted to $37,706, which represents approximately 1.09% of net assets of the fund.
(c)	Represents 7-day effective yield as of 12/31/2016.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
COMMON STOCKS - 66.4%
Brazil - 6.1%
AES Tiete SA (1)	5,400	23,228
Banco Bradesco SA, ADR (1)	3,698	32,209
BB Seguridade Participacoes SA (1)	1,000	8,695
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	1,488	12,916
Cia Energetica de Minas Gerais, ADR (1)	3,557	8,110
EDP - Energias do Brasil SA (1)	800	3,294
Hypermarcas SA (1)	500	4,014
Itau Unibanco Holding SA, ADR (1)	1,971	20,262
JBS SA (1)	8,000	28,021
M Dias Branco SA (1)	1,200	42,404
Sul America SA (1)	5,600	30,971
WEG SA (1)	3,100	14,763

		228,887

Chile - 1.6%
Banco de Chile, ADR (1)	380	26,771
Enel Americas SA, ADR (1)	3,657	30,024
Enel Chile SA, ADR (1)	266	1,210

		58,005

China - 4.7%
Alibaba Group Holding Ltd., ADR (1)*	966	84,824
Baidu, Inc., ADR (1)*	232	38,143
Ctrip.com International Ltd., ADR (1)*	323	12,920
JD.com, Inc., ADR (1)*	560	14,246
NetEase, Inc., ADR (1)	68	14,643
New Oriental Education & Technology Group, Inc., ADR (1)*	115	4,842
Vipshop Holdings Ltd., ADR (1)*	351	3,865

		173,483

Hungary - 0.1%
MOL Hungarian Oil & Gas plc	48	3,366

India - 4.9%
Dr Reddy’s Laboratories Ltd., ADR (1)	388	17,569
ICICI Bank Ltd., ADR (1)	529	3,962
Infosys Ltd., ADR (1)	5,078	75,307
Tata Motors Ltd., ADR (1)	1,457	50,106
Wipro Ltd., ADR (1)	3,492	33,803

		180,747

Indonesia - 3.5%
Adaro Energy Tbk. PT	277,700	34,671
Bank Central Asia Tbk. PT	1,200	1,377
Bank Negara Indonesia Persero Tbk. PT	15,500	6,328
Bank Rakyat Indonesia Persero Tbk. PT	12,100	10,451
Gudang Garam Tbk. PT	3,500	16,566
Telekomunikasi Indonesia Persero Tbk. PT	90,500	26,624

Investments	Shares	Value ($)
Indonesia - 3.5% (continued)
United Tractors Tbk. PT	20,700	32,567

		128,584

Korea, Republic of - 24.1%
Daelim Industrial Co. Ltd. *	261	18,787
Doosan Heavy Industries & Construction Co. Ltd. *	1,340	30,105
Hana Financial Group, Inc.	519	13,395
Hanwha Chemical Corp. *	2,373	48,374
Hanwha Corp. *	179	5,186
Hyundai Department Store Co. Ltd. *	232	20,944
Hyundai Development Co.-Engineering & Construction *	1,863	69,213
Hyundai Engineering & Construction Co. Ltd. *	382	13,513
Hyundai Glovis Co. Ltd. *	181	23,125
Hyundai Marine & Fire Insurance Co. Ltd. *	940	24,468
Hyundai Mobis Co. Ltd. *	119	25,980
Industrial Bank of Korea *	2,682	28,148
KB Financial Group, Inc. *	1,549	54,741
KCC Corp.	8	2,378
Kia Motors Corp. *	656	21,292
Korea Electric Power Corp. *	563	20,537
LG Corp. *	535	26,562
Lotte Chemical Corp. *	127	38,702
POSCO	195	41,401
Samsung Card Co. Ltd. *	563	18,511
Samsung Electronics Co. Ltd.	113	168,179
Shinhan Financial Group Co. Ltd. *	755	28,313
SK Hynix, Inc. *	1,871	68,846
SK Innovation Co. Ltd. *	294	35,579
SK Networks Co. Ltd. *	1,379	7,892
SK Telecom Co. Ltd.	193	35,771
Woori Bank *	574	6,049

		895,991

Peru - 0.2%
Southern Copper Corp. (1)	195	6,228

Poland - 1.5%
KGHM Polska Miedz SA	332	7,301
PGE Polska Grupa Energetyczna SA	9,830	24,518
Polski Koncern Naftowy ORLEN SA	50	1,018
Powszechna Kasa Oszczednosci Bank Polski SA	3,351	22,510
Tauron Polska Energia SA *	1,644	1,119

		56,466

Romania - 0.0% (a)
New Europe Property Investments plc	168	1,945

Russia - 0.2%
Mobile TeleSystems PJSC, ADR (1)	693	6,313

South Africa - 7.3%
Anglo American Platinum Ltd. *	150	2,862
AngloGold Ashanti Ltd., ADR (1)*	1,442	15,155
Barclays Africa Group Ltd.	2,270	27,863
Bid Corp. Ltd.	285	5,051
Fortress Income Fund Ltd., REIT	1,437	3,385

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Investments	Shares	Value ($)
South Africa - 7.3% (continued)
Foschini Group Ltd. (The)	88	1,016
Growthpoint Properties Ltd., REIT	3,288	6,191
Hyprop Investments Ltd., REIT	427	3,636
Imperial Holdings Ltd.	947	12,529
MMI Holdings Ltd.	6,596	11,264
Mondi Ltd.	725	14,754
Naspers Ltd., Class N	85	12,409
Nedbank Group Ltd.	59	1,021
Redefine Properties Ltd., REIT	7,352	5,987
Remgro Ltd.	453	7,350
Resilient REIT Ltd.	385	3,208
RMB Holdings Ltd.	6,672	32,248
Sappi Ltd. *	2,616	17,066
Shoprite Holdings Ltd.	660	8,249
Sibanye Gold Ltd.	4,013	7,206
Standard Bank Group Ltd.	3,696	40,697
Telkom SA SOC Ltd.	6,350	34,046

		273,193

Taiwan - 12.0%
Casetek Holdings Ltd.	4,000	10,586
First Financial Holding Co. Ltd.	3,000	1,597
Formosa Chemicals & Fibre Corp.	5,000	14,891
Foxconn Technology Co. Ltd.	11,000	28,941
Hon Hai Precision Industry Co. Ltd.	12,000	31,213
Inventec Corp.	8,000	5,458
MediaTek, Inc.	5,000	33,404
Pegatron Corp.	27,000	64,234
Phison Electronics Corp.	8,000	62,918
Pou Chen Corp.	7,000	8,699
Realtek Semiconductor Corp.	13,000	41,057
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	4,043	116,236
Wistron Corp.	38,000	29,285

		448,519

United States - 0.2%
Yum! China Holdings, Inc. (1)*	345	9,012

TOTAL COMMON STOCKS (Cost $2,492,126)		2,470,739

PREFERRED STOCKS - 2.1%

Brazil - 2.1%
Braskem SA, Class A (1)	2,700	28,413
Itausa - Investimentos Itau SA (1)	14,900	37,906
Vale SA (1)	2,000	14,342

TOTAL PREFERRED STOCKS (Cost $77,229)		80,661

EXCHANGE TRADED FUND - 7.1%

United States
iShares MSCI Emerging Markets Fund (Cost $266,062)(1)	7,565	264,851

Investments	Shares	Value ($)
SHORT-TERM INVESTMENT - 7.7%

INVESTMENT COMPANY - 7.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.41% (Cost $284,755) (b)	284,755	284,755

Total Investments In Securities At Value - 83.3% (Cost $3,120,172)		3,101,006

Other Assets In Excess Of Liabilities - 16.7% (c)		620,480

Net Assets - 100.0%		3,721,486

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$197,859	5.3%
Consumer Staples	100,291	2.7
Energy	107,202	2.9
Exchange Traded Fund	264,851	7.1
Financials	497,109	13.3
Health Care	21,583	0.6
Industrials	211,523	5.7
Information Technology	907,077	24.3
Materials	256,695	6.8
Real Estate	24,351	0.7
Telecommunication Services	102,754	2.8
Utilities	124,956	3.4
Short-Term Investment	284,755	7.7

Total Investments In Securities At Value	3,101,006	83.3
Other Assets in Excess of Liabilities (c)	620,480	16.7

Net Assets	$3,721,486	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 12/31/2016.
(c)	Includes appreciation/(depreciation) on swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Total Return Basket Swaps * Outstanding at December 31, 2016

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE **	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	61 months maturity 12/20/2021	$(4,647)

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long positions and related values within the total return basket swap as of December 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks

Mexico
Fibra Uno Administracion SA de CV	4,400	$6,799	$(58)
Gruma SAB de CV	2,000	24,886	461
Grupo Mexico SAB de CV	15,400	44,409	(2,488)
Industrias Penoles SAB de CV	1,445	29,036	(2,248)
Wal-Mart de Mexico SAB de CV	9,400	17,186	(386)

			(4,719)

Total of Long Equity Positions			(4,719)

Net Cash and Other Receivables/ (Payables) (b)			72

Swaps, at Value			$(4,647)

a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE **	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	50-61 months maturity ranging from 01/14/2021-12/20/2021	$(4,989)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
India
Reliance Industries Ltd.	1,990	$62,399	$419
State Bank of India	610	23,726	(1,454)

			(1,035)

Malaysia
AirAsia Bhd.	74,900	42,299	(4,115)
Genting Malaysia Bhd.	19,100	19,814	(343)
Tenaga Nasional Bhd.	13,000	40,829	(579)

			(5,037)

Russia
Gazprom PJSC, ADR	5,108	26,158	(388)
LUKOIL PJSC, ADR	365	19,861	585
Novatek PJSC	79	10,256	(25)
Rosneft Oil Co. PJSC	990	6,346	84
Severstal PJSC	5,405	84,068	(2,601)
Surgutneftegas OJSC, ADR	1,256	6,244	88
Tatneft PJSC, ADR	715	27,595	1,827

			(430)

Thailand
Central Pattana PCL	2,200	3,453	24
Charoen Pokphand Foods PCL	33,600	26,134	1,476
PTT Global Chemical PCL	14,600	25,659	(59)
Siam Cement PCL (The)	300	4,049	99
Thai Oil PCL	15,400	30,890	135
Thai Union Group PCL	8,400	4,773	146

			1,821

Total of Long Equity Positions			(4,681)

Short Positions

Common Stocks
Brazil
Fibria Celulose SA, ADR	(3,279)	(31,019)	(492)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Indonesia
XL Axiata Tbk. PT	(156,500)	$(26,789)	$18

Korea, Republic of
Amorepacific Corp.	(21)	(5,771)	190
CJ Corp.	(52)	(8,169)	128
Daewoo Engineering & Construction Co. Ltd.	(1,413)	(6,194)	258
Hanmi Science Co. Ltd.	(889)	(47,554)	2,728
Hanssem Co. Ltd.	(100)	(16,811)	371
Hotel Shilla Co. Ltd.	(160)	(6,927)	567
Kakao Corp.	(118)	(7,774)	266
Korea Aerospace Industries Ltd.	(831)	(47,999)	2,023
Kumho Petrochemical Co. Ltd.	(714)	(47,600)	(810)
Lotte Chilsung Beverage Co. Ltd.	(13)	(16,447)	723
Orion Corp.	(73)	(42,581)	3,014
Samsung C&T Corp.	(187)	(20,340)	976
Samsung Electro-Mechanics Co. Ltd.	(1,826)	(70,996)	(5,658)
Samsung SDI Co. Ltd.	(864)	(73,408)	(4,372)

			404

Russia
Magnit PJSC	(412)	(16,739)	(1,397)

Taiwan
Hotai Motor Co. Ltd.	(2,000)	(22,963)	149
Shin Kong Financial Holding Co. Ltd.	(45,000)	(11,559)	568

			717

Total of Short Equity Positions			(750)

Total of Long and Short Equity Positions			(5,431)

Net Cash and Other Receivables/ (Payables) (b)			442

Swaps, at Value			$(4,989)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE **	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	61 months maturity 12/21/2021	$(344)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of December 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
South Africa
Discovery Ltd.	(3,595)	$(29,639)	$(300)
Impala Platinum Holdings Ltd.	(2,936)	(8,896)	(137)

			(437)

Total of Short Equity Positions			(437)

Net Cash and Other Receivables/ (Payables) (b)			93

Swaps, at Value			$(344)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE **	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swaps.	61 months maturity 12/20/2021	$(1,258)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
Agricultural Bank of China Ltd.	7,000	$2,865	$(8)
Bank of China Ltd.	62,000	27,576	(238)
Bank of Communications Co. Ltd.	8,000	5,889	(135)
Beijing Enterprises Holdings Ltd.	14,000	63,085	2,813
Belle International Holdings Ltd.	35,000	19,810	(204)
China Cinda Asset Management Co. Ltd.	174,000	59,014	3,640
China CITIC Bank Corp. Ltd.	50,000	32,441	(802)
China Communications Services Corp. Ltd.	56,000	34,224	1,356
China Construction Bank Corp.	131,000	94,540	5,784
China Evergrande Group	6,000	3,958	(239)
China Galaxy Securities Co. Ltd.	29,000	27,338	(1,342)
China Mobile Ltd.	15,000	158,561	(414)
China Overseas Land & Investment Ltd.	4,000	10,948	(424)
China Petroleum & Chemical Corp.	74,000	54,133	(2,018)
China Resources Land Ltd.	4,000	9,208	(257)
China Resources Power Holdings Co. Ltd.	28,000	44,007	280
China Shenhua Energy Co. Ltd.	14,500	28,294	(1,190)
China Vanke Co. Ltd.	1,800	4,510	(418)
CNOOC Ltd.	40,000	52,170	(2,460)
Country Garden Holdings Co. Ltd.	8,000	4,472	(13)
ENN Energy Holdings Ltd.	2,000	8,212	(17)
Geely Automobile Holdings Ltd.	55,000	52,607	(332)

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
GOME Electrical Appliances Holding Ltd.	53,000	$6,501	$(95)
Great Wall Motor Co. Ltd.	19,500	18,078	11
Huaneng Renewables Corp. Ltd.	12,000	3,827	53
Industrial & Commercial Bank of China Ltd.	128,000	75,882	436
Jiangxi Copper Co. Ltd.	5,000	7,766	(826)
People’s Insurance Co. Group of China Ltd. (The)	148,000	60,108	(2,080)
PICC Property & Casualty Co. Ltd.	6,000	9,683	(403)
Shanghai Industrial Holdings Ltd.	15,000	40,155	286
Sinopec Engineering Group Co. Ltd.	33,000	28,043	(561)
Sinopharm Group Co. Ltd.	2,800	11,767	(292)
Sinotrans Ltd.	57,000	26,921	(1,582)
Tencent Holdings Ltd.	1,000	23,859	388
Zhuzhou CRRC Times Electric Co. Ltd.	1,500	7,550	25

			(1,278)

Hong Kong
Fullshare Holdings Ltd.	5,000	2,208	122
Haier Electronics Group Co. Ltd.	6,000	9,451	(39)
Nine Dragons Paper Holdings Ltd.	52,000	47,469	(513)
Sun Art Retail Group Ltd.	16,000	14,240	(220)

			(650)

Total of Long Equity Positions			(1,928)

Short Positions
Common Stocks
China
3SBio, Inc.	(42,000)	(40,118)	(678)
Beijing Enterprises Water Group Ltd.	(22,000)	(14,243)	(318)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Brilliance China Automotive Holdings Ltd.	(52,000)	$(67,627)	$(3,744)
CGN Power Co. Ltd.	(175,000)	(49,189)	1,362
China Communications Construction Co. Ltd.	(10,000)	(11,244)	(185)
China Life Insurance Co. Ltd.	(9,000)	(24,039)	775
China Oilfield Services Ltd.	(2,000)	(1,950)	104
China Southern Airlines Co. Ltd.	(50,000)	(26,432)	560
China Taiping Insurance Holdings Co. Ltd.	(600)	(1,278)	48
CRRC Corp. Ltd.	(16,000)	(14,681)	391
Fosun International Ltd.	(55,500)	(79,194)	958
GF Securities Co. Ltd.	(6,600)	(14,155)	459
Haitong Securities Co. Ltd.	(10,000)	(17,727)	690
New China Life Insurance Co. Ltd.	(200)	(935)	24
Shanghai Electric Group Co. Ltd.	(46,000)	(20,661)	164
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(2,500)	(7,554)	(77)
ZTE Corp.	(12,400)	(18,491)	(2,971)

			(2,438)

Hong Kong
Alibaba Pictures Group Ltd.	(300,000)	(51,376)	2,794

Total of Short Equity Positions			356

Total of Long and Short Equity Positions			(1,572)

Net Cash and Other Receivables/ (Payables) (b)			314

Swaps, at Value			$(1,258)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE **	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in TRY based on the local currencies of the positions within the swaps.	61 months maturity 12/20/2021	$453

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2016.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Turkey
Arcelik A/S	674	$3,963	$86
Eregli Demir ve Celik Fabrikalari TAS	1,524	2,216	2
Haci Omer Sabanci Holding A/S	6,371	16,579	(87)
Petkim Petrokimya Holding A/S	33,042	33,921	702

			703

Total of Long Equity Positions			703

Short Positions
Common Stocks
Turkey
Turk Telekomunikasyon A/S	(3,009)	(4,452)	(46)

Total of Long and Short Equity Positions			657

Net Cash and Other Receivables/ (Payables) (b)			(204)

Swaps, at Value			$453

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	December 31, 2016 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital Inc.

CITG - Citigroup Global Markets Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

See notes to Schedule of Investments.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2016, the Trust consists of thirty-seven active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund commenced operations on December 14, 2016.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek tax efficient capital appreciation while considering the potential impact of Federal Income Tax on shareholders return. Each Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses). The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,509,668,768	$—	$—	$1,509,668,768
Securities Lending Collateral	—	9,437,700	—	9,437,700
Short-Term Investment	—	44,543,285	—	44,543,285

Total Assets	$1,509,668,768	$53,980,985	$—	$1,563,649,753

LIABILITIES
Futures Contracts*	$(200,858)	$—	$—	$(200,858)

Total Liabilities	$(200,858)	$—	$—	$(200,858)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$785,141,676	$—	$—	$785,141,676
Securities Lending Collateral	—	34,020,425	—	34,020,425
Short-Term Investment	—	17,814,464	—	17,814,464

Total Assets	$785,141,676	$51,834,889	$—	$836,976,565

LIABILITIES
Futures Contracts*	$(202,837)	$—	$—	$(202,837)

Total Liabilities	$(202,837)	$—	$—	$(202,837)

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$31,090,918	$328,197,210	$—	$359,288,128
Preferred Stocks†	—	523,537	—	523,537
Short-Term Investments	—	12,139,912	—	12,139,912
Futures Contracts*	25,868	—	—	25,868

Total Assets	$31,116,786	$340,860,659	$—	$371,977,445

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$74,201,231	$161,273,687	$—	$235,474,918
Preferred Stocks†	6,924,870	—	—	6,924,870
Securities Lending Collateral	—	1,400,851	—	1,400,851
Short-Term Investment	—	6,258,796	—	6,258,796

Total Assets	$81,126,101	$168,933,334	$—	$250,059,435

LIABILITIES
Futures Contracts*	$(72,421)	$—	$—	$(72,421)

Total Liabilities	$(72,421)	$—	$—	$(72,421)

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$149,666,262	$—	$—	$149,666,262
Exchange Traded Fund	10,863,782	—	—	10,863,782
Securities Lending Collateral	—	258,450	—	258,450
Short-Term Investment	—	3,812,028	—	3,812,028

Total Assets	$160,530,044	$4,070,478	$—	$164,600,522

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$20,492,564	$—	$—	$20,492,564
Exchange Traded Fund	715,514	—	—	715,514
Securities Lending Collateral	—	140,546	—	140,546
Short-Term Investments	—	252,109	—	252,109

Total Assets	$21,208,078	$392,655	$—	$21,600,733

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$11,705,725	$123,936,087	$—	$135,641,812
Preferred Stocks†	—	153,442	—	153,442
Short-Term Investment	—	3,853,783	—	3,853,783

Total Assets	$11,705,725	$127,943,312	$—	$139,649,037

LIABILITIES
Futures Contracts*	$(14,432)	$—	$—	$(14,432)

Total Liabilities	$(14,432)	$—	$—	$(14,432)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$80,118,250	$175,506,604	$—	$255,624,854
Preferred Stocks†	7,594,427	—	—	7,594,427
Securities Lending Collateral	—	946,400	—	946,400
Short-Term Investment	—	8,768,725	—	8,768,725

Total Assets	$87,712,677	$185,221,729	$—	$272,934,406

LIABILITIES
Futures Contracts*	$(129,951)	$—	$—	$(129,951)

Total Liabilities	$(129,951)	$—	$—	$(129,951)

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$866,336,078	$—	$—		$866,336,078
Securities Lending Collateral	—	7,287,574	—		7,287,574
Short-Term Investments	—	28,315,074	—		28,315,074

Total Assets	$866,336,078	$35,602,648	$—		$901,938,726

LIABILITIES
Futures Contracts*	$(164,382)	$—	$—		$(164,382)

Total Liabilities	$(164,382)	$—	$—		$(164,382)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$327,629,611	$—	$—	(a)	$327,629,611
Rights	—	—	2,768		2,768
Securities Lending Collateral	—	8,826,283	—		8,826,283
Short-Term Investment	—	5,924,544	—		5,924,544
Warrant	—	—	—	(a)	—(a )

Total Assets	$327,629,611	$14,750,827	$2,768		$342,383,206

LIABILITIES
Futures Contracts*	$(88,758)	$—	$—		$(88,758)

Total Liabilities	$(88,758)	$—	$—		$(88,758)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$43,502,348	$270,093,498	$—		$313,595,846
Short-Term Investment	—	11,488,460	—		11,488,460
Futures Contracts*	22,049	—	—		22,049

Total Assets	$43,524,397	$281,581,958	$—		$325,106,355

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,313,865	$6,672,956	$—	(a)	$8,986,821
Exchange Traded Fund †	320,622	—	—		320,622
Preferred Stocks†	391,600	—	—		391,600
Short-Term Investment	—	117,062	—		117,062

Total Assets	$3,026,087	$6,790,018	$—	(a)	$9,816,105

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$140,519,995	$—	$—		$140,519,995
Securities Lending Collateral	—	120,000	—		120,000
Short-Term Investment	—	4,984,105	—		4,984,105

Total Assets	$140,519,995	$5,104,105	$—		$145,624,100

LIABILITIES
Futures Contracts*	$(26,764)	$—	$—		$(26,764)

Total Liabilities	$(26,764)	$—	$—		$(26,764)

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$35,425,108	$—	$—	$35,425,108
Exchange Traded Fund	1,027,152	—	—	1,027,152
Securities Lending Collateral	—	416,225	—	416,225
Short-Term Investment	—	735,729	—	735,729

Total Assets	$36,452,260	$1,151,954	$—	$37,604,214

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$10,288,836	$62,588,103	$—	$72,876,939
Short-Term Investments	—	679,904	—	679,904
Futures Contracts*	623	—	—	623

Total Assets	$10,289,459	$63,268,007	$—	$73,557,466

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$872,359,527	$—	$—	$872,359,527
Securities Lending Collateral	—	3,094,200	—	3,094,200
Short-Term Investment	—	34,882,946	—	34,882,946

Total Assets	$872,359,527	$37,977,146	$—	$910,336,673

LIABILITIES
Futures Contracts*	$(214,784)	$—	$—	$(214,784)

Total Liabilities	$(214,784)	$—	$—	$(214,784)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$15,676,971	$113,312,022	$—	$128,988,993
Preferred Stocks†	—	577,166	—	577,166
Short-Term Investment	—	2,683,265	—	2,683,265

Total Assets	$15,676,971	$116,572,453	$—	$132,249,424

LIABILITIES
Futures Contracts*	$(12,010)	$—	$—	$(12,010)

Total Liabilities	$(12,010)	$—	$—	$(12,010)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$9,966,895	$31,414,269	$—	$41,381,164
Short-Term Investment	—	4,894,016	—	4,894,016

Total Assets	$9,966,895	$36,308,285	$—	$46,275,180

LIABILITIES
Futures Contracts*	$(22,092)	$—	$—	$(22,092)

Total Liabilities	$(22,092)	$—	$—	$(22,092)

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$78,127,031	$45,945,303	$6,006	$124,078,340
Preferred Stock†	—	46,987	—	46,987
Short-Term Investments	—	7,788,775	—	7,788,775
Futures Contracts*	393,348	—	—	393,348
Forward Foreign Currency Exchange Contracts*	—	261,116	—	261,116
Total Return Swap Contracts*	—	51,845	—	51,845

Total Assets	$78,520,379	$54,094,026	$6,006	$132,620,411

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(994,497)	$—	$(994,497)
Total Return Swap Contracts*	—	(147)	—	(147)

Total Liabilities	$—	$(994,644)	$—	$(994,644)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$114,705	$364,333,742	$8,937	$364,457,384
Preferred Stock†	—	253,348	—	253,348
Short-Term Investments	—	29,273,832	—	29,273,832
Futures Contracts*	959,525	—	—	959,525
Forward Foreign Currency Exchange Contracts*	—	1,214,307	—	1,214,307
Total Return Swap Contracts*	—	92,334	—	92,334

Total Assets	$1,074,230	$395,167,563	$8,937	$396,250,730

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(3,249,449)	$—	$(3,249,449)
Total Return Swap Contracts*	—	(590,456)	—	(590,456)

Total Liabilities	$—	$(3,839,905)	$—	$(3,839,905)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$3,375,503	$—	$—	$3,375,503
Exchange Traded Fund	185,977	—	—	185,977
Short-Term Investments	—	166,983	—	166,983

Total Assets	$3,561,480	$166,983	$—	$3,728,463

LIABILITIES
Common Stocks (Sold Short)	$(765,262)	$—	$—	$(765,262)

Total Liabilities	$(765,262)	$—	$—	$(765,262)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,962,304	$—	$—	$2,962,304
Exchange Traded Fund	138,221	—	—	138,221
Short-Term Investments	—	238,241	—	238,241

Total Assets	$3,100,525	$238,241	$—	$3,338,766

LIABILITIES
Common Stocks (Sold Short)	$(676,733)	$—	$—	$(676,733)

Total Liabilities	$(676,733)	$—	$—	$(676,733)

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$4,160,833	$—	$4,160,833
Exchange Traded Fund †	105,299	—	—	105,299
Short-Term Investments	—	56,350	—	56,350

Total Assets	$105,299	$4,217,183	$—	$4,322,482

LIABILITIES
Common Stocks (Sold Short)†	$—	$(930,597)	$—	$(930,597)
Preferred Stocks (Sold Short)†	—	(21,527)	—	(21,527)

Total Liabilities	$—	$(952,124)	$—	$(952,124)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$794,066	$1,676,673	$—	$2,470,739
Exchange Traded Fund †	264,851	—	—	264,851
Preferred Stocks†	80,661	—	—	80,661
Short-Term Investment	—	284,755	—	284,755
Total Return Basket Swaps Contracts*	—	453	—	453

Total Assets	$1,139,578	$1,961,881	$—	$3,101,459

LIABILITIES
Total Return Basket Swaps Contracts*	$—	$(11,238)	$—	$(11,238)

Total Liabilities	$—	$(11,238)	$—	$(11,238)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. There were no transfers of investments between level1 and level 2 for any of the Funds.

There were no Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

5. Federal Income Tax Matters

At December 31, 2016, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Large Cap Multi-Style Fund	$1,402,426,312	$183,721,149	$(22,497,708)	$161,223,441

AQR Small Cap Multi-Style Fund	683,440,820	166,795,124	(13,259,379)	153,535,745

AQR International Multi-Style Fund	360,597,342	26,244,627	(14,890,392)	11,354,235

AQR Emerging Multi-Style Fund	241,929,315	22,048,887	(13,918,767)	8,130,120

AQR TM Large Cap Multi-Style Fund	150,648,781	16,209,088	(2,257,347)	13,951,741

AQR TM Small Cap Multi-Style Fund	17,743,993	4,203,242	(346,502)	3,856,740

AQR TM International Multi-Style Fund	134,516,791	10,449,806	(5,317,560)	5,132,246

AQR TM Emerging Multi-Style Fund	256,916,539	28,710,185	(12,692,318)	16,017,867

AQR Large Cap Momentum Style Fund	770,919,767	140,425,946	(9,406,987)	131,018,959

AQR Small Cap Momentum Style Fund	273,369,583	75,207,638	(6,194,015)	69,013,623

AQR International Momentum Style Fund	308,731,884	26,897,141	(10,544,719)	16,352,422

AQR Emerging Momentum Style Fund	9,179,862	977,588	(341,345)	636,243

AQR TM Large Cap Momentum Style Fund	123,408,966	23,430,220	(1,215,086)	22,215,134

AQR TM Small Cap Momentum Style Fund	31,207,913	7,372,450	(976,149)	6,396,301

AQR TM International Momentum Style Fund	72,053,114	6,171,435	(4,667,706)	1,503,729

AQR Large Cap Defensive Style Fund	805,982,378	111,449,232	(7,094,937)	104,354,295

AQR International Defensive Style Fund	134,617,846	5,248,652	(7,617,074)	(2,368,422)

AQR Emerging Defensive Style Fund	48,739,855	2,129,814	(4,594,489)	(2,464,675)

AQR Global Equity Fund	115,547,888	19,104,046	(2,737,832)	16,366,214

AQR International Equity Fund	380,738,937	29,409,091	(16,163,464)	13,245,627

AQR Large Cap Relaxed Constraint Equity Fund	3,776,576	15,693	(63,806)	(48,113)

AQR Small Cap Relaxed Constraint Equity Fund	3,369,261	33,959	(64,454)	(30,495)

AQR International Relaxed Constraint Equity Fund	4,274,593	81,778	(33,889)	47,889

AQR Emerging Relaxed Constraint Equity Fund	3,120,172	37,542	(56,708)	(19,166)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

6. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at December 31, 2016, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended December 31, 2016 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$200,858	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	202,837	—	—
AQR International Multi-Style Fund	25,868	—	—	—	—	—
AQR Emerging Multi-Style Fund	—	—	—	72,421	—	—
AQR TM International Multi-Style Fund	—	—	—	14,432	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	129,951	—	—
AQR Large Cap Momentum Style Fund	—	—	—	164,382	—	—
AQR Small Cap Momentum Style Fund	—	—	—	88,758	—	—
AQR International Momentum Style Fund	22,049	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	26,764	—	—
AQR TM International Momentum Style Fund	623	—	—	—	—	—
AQR Large Cap Defensive Style Fund	—	—	—	214,784	—	—
AQR International Defensive Style Fund	—	—	—	12,010	—	—
AQR Emerging Defensive Style Fund	—	—	—	22,092	—	—
AQR Global Equity Fund	788,432	51,845	—	395,084	147	—
AQR International Equity Fund	1,810,168	92,334	—	850,643	590,456	—
AQR Emerging Relaxed Constraint Equity Fund	—	453	—	—	11,238	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	261,116	—	—	994,497
AQR International Equity Fund	—	—	1,214,307	—	—	3,249,449

Netting:
AQR Global Equity Fund	(395,084)	(147)	(261,116)	(395,084)	(147)	(261,116)
AQR International Equity Fund	(850,643)	(92,334)	(1,214,307)	(850,643)	(92,334)	(1,214,307)
AQR Emerging Relaxed Constraint Equity Fund	—	(453)	—	—	(453)	—

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	200,858	—	—
AQR Small Cap Multi-Style Fund	—	—	—	202,837	—	—
AQR International Multi-Style Fund	25,868	—	—	—	—	—
AQR Emerging Multi-Style Fund	—	—	—	72,421	—	—
AQR TM International Multi-Style Fund	—	—	—	14,432	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	129,951	—	—
AQR Large Cap Momentum Style Fund	—	—	—	164,382	—	—
AQR Small Cap Momentum Style Fund	—	—	—	88,758	—	—
AQR International Momentum Style Fund	22,049	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	26,764	—	—
AQR TM International Momentum Style Fund	623	—	—	—	—	—
AQR Large Cap Defensive Style Fund	—	—	—	214,784	—	—
AQR International Defensive Style Fund	—	—	—	12,010	—	—
AQR Emerging Defensive Style Fund	—	—	—	22,092	—	—
AQR Global Equity Fund	393,348	51,698	—	—	—	733,381
AQR International Equity Fund	959,525	—	—	—	498,122	2,035,142
AQR Emerging Relaxed Constraint Equity Fund	—	—	—	—	10,785	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments.

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Notes to Schedules of Investments	December 31, 2016 (Unaudited)

8. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with the modifications to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017 and other amendments and rules are effective during 2018. Adoption of these rules will have no effect on the Funds’ net assets or results of operations. Management is currently evaluating the impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
February 27, 2017

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
February 27, 2017